     As filed with the Securities and Exchange Commission on March 11, 2005


                                                        File Nos. 333-58314
                                                                  811-03859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                           Pre-Effective Amendment No.                       [ ]


                        Post-Effective Amendment No. 7                       [X]

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]


                                Amendment No. 8

                        (Check appropriate box or boxes)                     [X]

                            Variable Separate Account
                           (Exact Name of Registrant)

                     AIG SunAmerica Life Assurance Company
                            ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485;


[X] on March 14, 2005 pursuant to paragraph (b) of Rule 485;



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;



[ ] on                pursuant to paragraph (a)(1) of Rule 485.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                               SUPPLEMENT TO THE:

              WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY PROSPECTUS
                                   B-2652-PRO
                                DATED MAY 3, 2004
               (THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS)

--------------------------------------------------------------------------------

The date of the Prospectus is hereby changed to March 14, 2005.

All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to March 14, 2005.

FOR CONTRACTS ISSUED ON OR AFTER MARCH 14, 2005, THE INCOME PROTECTOR FEATURE IS NOT AVAILABLE FOR ELECTION.

IF YOU PURCHASED YOUR CONTRACT ON OR AFTER MARCH 14, 2005, THE FOLLOWING DEATH BENEFIT PROVISION MAY APPLY:

STANDARD DEATH BENEFIT

If your contract is issued prior to your 83rd birthday, the standard death benefit is the greater of:

        1.  Contract value; or

        2.  Net Purchase Payments received prior to your 86th birthday.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

        1.  Contract value; or

        2.  The lesser of:

              a.  Net Purchase Payments received prior to your 86th birthday; or

              b.  125% of contract value.

OPTIONAL ENHANCED DEATH BENEFITS

You may elect one of the optional enhanced death benefits below, for an additional fee, which may provide greater protection for your beneficiaries. You must choose either Option 1 or Option 2 at the time you purchase your contract and you cannot change your election at any time. The annualized fee for the enhanced death benefit is 0.15% of the average daily net asset value of the contract.

OPTION 1 - ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

        1.  Contract value; or

        2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of your 75th birthday or on date of death plus Net Purchase Payments received after your 75th birthday but prior to your 86th birthday; or

        3. Contract value on the seventh contract anniversary, adjusted for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received after the seventh contract anniversary but prior to your 86th birthday.

The Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

        1.  Contract value; or

        2.  Net Purchase Payments received prior to your 86th birthday; or

        3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and adjusted for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. However, if you had elected the Standard Death Benefit option and you die on or after your 90th birthday, your beneficiaries would receive the greatest of contract value or Net Purchase Payments received prior to your 86th birthday. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

OPTIONAL EARNINGS ADVANTAGE

Earnings Advantage benefit, an optional feature of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. In order to elect Earnings Advantage, you must have also elected one of the optional enhanced death benefits described above. If you elect this feature, we will deduct daily a fee of 0.25% of your average daily net asset value allocated to the Variable Portfolios. Earnings Advantage is not available if you are age 81 or older at the time we issue your contract.

You must elect Earnings Advantage at the time we issue your contract and you may not terminate or change this election. A Continuing Spouse cannot continue the contract with Earnings Advantage if they are age 81 or older on the Continuation Date. See SPOUSAL CONTINUATION section in the prospectus. Furthermore, Earnings Advantage benefit is not payable after the Latest Annuity Date. You may pay for the Earnings Advantage feature and your beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Benefit"), to the death benefit payable. The contract year of your death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Benefit.

The table below provides the details if we issue your contract prior to your 70th birthday:

--------------------------------------------------------------------------------
Contract Year              Earnings                     Maximum Earnings
  of Death            Advantage Percentage            Advantage Percentage
--------------------------------------------------------------------------------
Years 0 - 4             25% of Earnings            40% of Net Purchase Payments

Years 5 - 9             40% of Earnings            65% of Net Purchase Payments*

Years 10+               50% of Earnings            75% of Net Purchase Payments*


The table below provides the details if we issue your contract on or after your 70th birthday but prior to your 81st birthday:

--------------------------------------------------------------------------------
Contract Year              Earnings                     Maximum Earnings
  of Death            Advantage Percentage            Advantage Percentage
--------------------------------------------------------------------------------
All Contract Years      25% of Earnings            40% of Net Purchase Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum Earnings Advantage Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the Earnings Advantage Percentage and Maximum Earnings Advantage Benefit as indicated in the table above.

What is the Earnings Advantage Percentage?

We determine the Earnings Advantage benefit using the Earnings Advantage Percentage, as indicated on the table above, which is a specified percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of your death. If there are no earnings in your contract at the time of your death, the amount of your Earnings Advantage benefit will be zero.

What is the Maximum Earnings Advantage Benefit?

The Earnings Advantage benefit is subject to a maximum dollar amount. The Maximum Earnings Advantage Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

Earnings Advantage may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Contact your financial representative for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE EARNINGS ADVANTAGE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MARCH 14, 2005, THE FOLLOWING REPLACES OPTION 2 - MAXIMUM ANNIVERSARY VALUE LOCATED ON PAGE 28 OF THE PROSPECTUS:

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

1. Contract value; or

2. Net Purchase Payments; or

3. Maximum Anniversary Value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that anniversary; and adjusted for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. However, if you had elected the Standard Death Benefit option and you die on or after your 90th birthday, your beneficiaries would receive the greater of contract value or Net Purchase Payments. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE EARNINGS ADVANTAGE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

THE FOLLOWING REPLACES THE INVESTMENT CHARGES SECTION LOCATED ON PAGE 31 OF THE
PROSPECTUS:

INVESTMENT CHARGES

        INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. The Fee Tables illustrate these charges and expenses. For more detailed information on these investment charges, refer to the accompanying prospectuses for the Trusts.

        12b-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 0.15% fee applicable to Class 3 shares of the Anchor Series Trust and SunAmerica Series Trust is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the underlying portfolios.

THE FOLLOWING REPLACES THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION LOCATED ON PAGE 13 OF THE PROSPECTUS:

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received in good order by us if the request is processed before the close of the New York Stock Exchange ("NYSE"), usually at 1:00 p.m. Pacific Time. If the transfer request is processed after the NYSE closes, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the dollar cost averaging fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

        TRANSFER POLICIES

This product is not designed for contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading"). Such Short-Term Trading may create risks that may result in adverse effects on investment return of an underlying fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an underlying fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the underlying fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries. We have adopted administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 ($10 in Pennsylvania and Texas) for each transfer exceeding this limit. Transfers resulting from your participation in the Dollar Cost Averaging or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary. We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. For purposes of determining the number of transfers for the U.S. Mail requirement, contracts subject to certain asset allocation services will be calculated on a calendar year instead of a contract year. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the Dollar Cost Averaging or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement. We apply the U.S. Mail policy uniformly and consistently to all contract owners. However, as discussed more fully below, our ability to detect and deter Short-Term Trading may be limited by operational systems and technological limitations. Therefore, Short-Term Trading may occur and the Variable Portfolios may be negatively impacted.

In connection with our efforts to deter Short-Term Trading, we may become aware of trading activity that appears detrimental to the Variable Portfolios. If we determine that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect what we consider to be Short-Term Trading, we may require you to adhere to our U.S. Mail policy described above prior to reaching the specified number of transfers within the defined period and instead for a period that we determine (we refer to this as "Acceleration of the U.S. Mail policy"). To the extent we become aware of

Short-Term Trading activities which cannot be reasonably controlled by the U.S. Mail policy, we also reserve the right to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods, pass through to you redemption fees imposed by the underlying funds and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a financial representative acting for you and not to accept preauthorized transfer forms. We do not enter into special arrangements to disregard activities requiring Acceleration of the U.S. Mail policy if we believe, in our sole discretion, that such activities require additional remediation. However, as discussed below, our ability to detect and deter Short-Term Trading may be limited by operational systems and technological limitations. Therefore, Short-Term Trading may occur and the Variable Portfolios may be negatively impacted.

Some of the factors we may consider when determining whether to accelerate the U.S. Mail policy, reject or impose other conditions on transfer privileges include:

        (1) the number of transfers made in a defined period;

        (2) the dollar amount of the transfer;

        (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

        (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

        (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

        (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there may be limitations on the effectiveness of these procedures. Our ability to detect and deter Short-Term Trading may be limited by operational systems and technological limitations. Despite our efforts, we cannot guarantee that we will detect all Short-Term Trading. To the extent that we are unable to detect and deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the underlying fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Short-Term Trading policies and procedures, which include the U.S. Mail policy, are not applied to omnibus group contracts. Omnibus group contracts may invest in the same underlying funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, see INCOME OPTIONS section in the prospectus.

THE FOLLOWING SUPPLEMENTS THE CONDENSED FINANCIAL INFORMATION FOR WM DIVERSIFIED STRATEGIES SECTION LOCATED ON APPENDIX C OF THE PROSPECTUS:

--------------------------------------------------------------------------------
                                                                   FISCAL
                                                                 YEAR ENDED
VARIABLE PORTFOLIOS                                               12/31/04
--------------------------------------------------------------------------------
Capital Appreciation Portfolio (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)         $ 33.541
                                                            (b)         $ 33.232
     Ending AUV ..........................................  (a)         $ 36.036
                                                            (b)         $ 35.562
     Ending Number of AUs ................................  (a)           73,281
                                                            (b)           29,119
--------------------------------------------------------------------------------
Alliance Growth Portfolio (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)         $ 27.387
                                                            (b)         $ 27.144
     Ending AUV ..........................................  (a)         $ 29.108
                                                            (b)         $ 28.736
     Ending Number of AUs ................................  (a)           13,979
                                                            (b)           16,104
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   FISCAL
                                                                 YEAR ENDED
VARIABLE PORTFOLIOS                                               12/31/04
--------------------------------------------------------------------------------
Davis Venture Value Portfolio (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $        28.246
                                                            (b)  $        27.926
     Ending AUV ..........................................  (a)  $        31.571
                                                            (b)  $        31.088
     Ending Number of AUs ................................  (a)           36,604
                                                            (b)            9,363
--------------------------------------------------------------------------------
Global Equities Portfolio (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $        15.714
                                                            (b)  $        15.604
     Ending AUV ..........................................  (a)  $        17.309
                                                            (b)  $        17.120
     Ending Number of AUs ................................  (a)           21,913
                                                            (b)            5,622
--------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio  (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         9.449
                                                            (b)  $         9.358
     Ending AUV ..........................................  (a)  $        10.614
                                                            (b)  $        10.471
     Ending Number of AUs ................................  (a)           68,471
                                                            (b)           68,085
--------------------------------------------------------------------------------
Technology Portfolio (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         2.554
                                                            (b)  $         2.541
     Ending AUV ..........................................  (a)  $         2.451
                                                            (b)  $         2.429
     Ending Number of AUs ................................  (a)           73,013
                                                            (b)           63,957
--------------------------------------------------------------------------------
Balanced Portfolio  (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         8.214
                                                            (b)  $         8.135
     Ending AUV ..........................................  (a)  $         8.920
                                                            (b)  $         8.799
     Ending Number of AUs ................................  (a)        9,038,434
                                                            (b)        3,194,674
--------------------------------------------------------------------------------
Conservative Balanced Portfolio  (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         6.169
                                                            (b)  $         6.116
     Ending AUV ..........................................  (a)  $         6.583
                                                            (b)  $         6.499
     Ending Number of AUs ................................  (a)        1,535,565
                                                            (b)          299,283
--------------------------------------------------------------------------------
Conservative Growth Portfolio  (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         8.426
                                                            (b)  $         8.350
     Ending AUV ..........................................  (a)  $         9.287
                                                            (b)  $         9.167
     Ending Number of AUs ................................  (a)        3,619,505
                                                            (b)        1,234,845
--------------------------------------------------------------------------------
Equity Income Fund  (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         7.077
                                                            (b)  $         7.008
     Ending AUV ..........................................  (a)  $         8.313
                                                            (b)  $         8.199
     Ending Number of AUs ................................  (a)        1,791,807
                                                            (b)          489,095
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   FISCAL
                                                                 YEAR ENDED
VARIABLE PORTFOLIOS                                               12/31/04
--------------------------------------------------------------------------------
Flexible Income Fund  (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         7.349
                                                            (b)  $         7.271
     Ending AUV ..........................................  (a)  $         7.716
                                                            (b)  $         7.603
     Ending Number of AUs ................................  (a)        3,115,170
                                                            (b)          720,052
--------------------------------------------------------------------------------
Growth & Income Fund  (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         5.876
                                                            (b)  $         5.821
     Ending AUV ..........................................  (a)  $         6.321
                                                            (b)  $         6.236
     Ending Number of AUs ................................  (a)          733,386
                                                            (b)          245,591
--------------------------------------------------------------------------------
Growth Fund (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         6.194
                                                            (b)  $         6.131
     Ending AUV ..........................................  (a)  $         6.611
                                                            (b)  $         6.516
     Ending Number of AUs ................................  (a)          162,693
                                                            (b)           37,177
--------------------------------------------------------------------------------
Income Fund (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         6.700
                                                            (b)  $         6.634
     Ending AUV ..........................................  (a)  $         6.974
                                                            (b)  $         6.878
     Ending Number of AUs ................................  (a)        1,025,581
                                                            (b)          237,917
--------------------------------------------------------------------------------
International Growth Fund (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         5.053
                                                            (b)  $         5.036
     Ending AUV ..........................................  (a)  $         5.661
                                                            (b)  $         5.619
     Ending Number of AUs ................................  (a)           74,298
                                                            (b)            7,234
--------------------------------------------------------------------------------
Mid Cap Stock Fund (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         7.433
                                                            (b)  $         7.366
     Ending AUV ..........................................  (a)  $         8.400
                                                            (b)  $         8.291
     Ending Number of AUs ................................  (a)          462,156
                                                            (b)          127,901
--------------------------------------------------------------------------------
Money Market Fund (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         5.751
                                                            (b)  $         5.673
     Ending AUV ..........................................  (a)  $         5.719
                                                            (b)  $         5.619
     Ending Number of AUs ................................  (a)          578,009
                                                            (b)           59,900
--------------------------------------------------------------------------------
Short Term Income Fund (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a)  $         6.444
                                                            (b)  $         6.377
     Ending AUV ..........................................  (a)  $         6.485
                                                            (b)  $         6.393
     Ending Number of AUs ................................  (a)          430,071
                                                            (b)          107,055
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   FISCAL
                                                                 YEAR ENDED
VARIABLE PORTFOLIOS                                               12/31/04
--------------------------------------------------------------------------------
Small Cap Growth Fund (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a) $          6.542
                                                            (b) $          6.487
     Ending AUV ..........................................  (a) $          6.753
                                                            (b) $          6.670
     Ending Number of AUs ................................  (a)          221,273
                                                            (b)           83,019
--------------------------------------------------------------------------------
Strategic Growth Portfolio (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a) $          9.052
                                                            (b) $          8.979
     Ending AUV ..........................................  (a) $         10.071
                                                            (b) $          9.950
     Ending Number of AUs ................................  (a)          950,930
                                                            (b)          196,054
--------------------------------------------------------------------------------
U.S. Government Securities Fund (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a) $          6.323
                                                            (b) $          6.268
     Ending AUV ..........................................  (a) $          6.471
                                                            (b) $          6.389
     Ending Number of AUs ................................  (a)        1,663,190
                                                            (b)          319,675
--------------------------------------------------------------------------------
West Coast Equity Fund (Inception Date - 07/09/01)
     Beginning AUV .......................................  (a) $          9.564
                                                            (b) $          9.472
     Ending AUV ..........................................  (a) $         10.661
                                                            (b) $         10.516
     Ending Number of AUs ................................  (a)          977,169
                                                            (b)          202,443
--------------------------------------------------------------------------------
WM REIT Portfolio (Inception Date - 10/01/03)
     Beginning AUV .......................................  (a) $         11.434
                                                            (b) $         11.462
     Ending AUV ..........................................  (a) $         14.985
                                                            (b) $         14.894
     Ending Number of AUs ................................  (a)           38,619
                                                            (b)            2,745
--------------------------------------------------------------------------------

AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of Earnings Advantage
(b) Reflects AUV/AU with election of Earnings Advantage



Date:  March 14, 2005


                Please keep this Supplement with your Prospectus

                           VARIABLE SEPARATE ACCOUNT

                             Cross Reference Sheet

                              PART A - PROSPECTUS


        Incorporated herein by reference to Post-Effective Amendment No. 5 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 6 under the Investment Company Act of 1940 (the "1940 Act") to Registration Statement File No. 333-58314 and 811-03859 filed on Form N-4 on April 21, 2004, accession number 0000950148-04-000770.




                  PART B - STATEMENT OF ADDITIONAL INFORMATION



        Incorporated herein by reference to Post-Effective Amendment No. 5 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 6 under the Investment Company Act of 1940 (the "1940 Act") to Registration Statement File No. 333-58314 and 811-03859 filed on Form N-4 on April 21, 2004, accession number 0000950148-04-000770.




                                     PART C




        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

                                   (UNAUDITED)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets and Liabilities  ............................   1
Schedule of Portfolio Investments  ..............................  22
Statement of Operations  ........................................  24
Statement of Changes in Net Assets  .............................  51
Notes to Financial Statements  ..................................  78

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)

                                                                                                      Government
                                                                          Asset         Capital          and
                                                                       Allocation    Appreciation   Quality Bond      Growth
                                                                        Portfolio      Portfolio      Portfolio      Portfolio
                                                                        (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                      -------------  -------------  -------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $ 382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                      0              0              0              0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0              0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0              0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0              0              0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0              0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0              0              0              0

      Receivable from AIG SunAmerica Life Assurance Company                       0              0              0              0
                                                                      -------------  -------------  -------------  -------------
Total Assets:                                                         $ 382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336

Liabilities:                                                                      0              0              0              0
                                                                      -------------  -------------  -------------  -------------
                                                                      $ 382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336
                                                                      =============  =============  =============  =============
Net assets:
      Accumulation units                                              $ 379,879,683  $ 848,646,438  $ 365,345,789  $ 374,036,008
      Contracts in payout (annuitization) period                          2,398,451      2,591,053      2,717,270      1,201,328
                                                                      -------------  -------------  -------------  -------------
           Total net assets                                           $ 382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336
                                                                      =============  =============  =============  =============
Accumulation units outstanding                                           17,122,617     24,027,428     21,889,014     12,878,108
                                                                      =============  =============  =============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $ 380,322,525  $ 832,069,839  $ 353,774,338  $ 369,220,711
      Accumulation units outstanding                                     17,034,221     23,044,841     20,844,693     12,669,603
      Unit value of accumulation units                                $       22.33        $ 36.11  $       16.97  $       29.14
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $           -  $   4,039,589  $   4,877,806  $           -
      Accumulation units outstanding                                              -        432,918        420,880              -
      Unit value of accumulation units                                $           -  $        9.33  $       11.59  $           -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $   1,955,609  $  13,451,864  $   7,114,989  $   6,016,625
      Accumulation units outstanding                                         88,396        376,349        423,388        208,505
      Unit value of accumulation units                                      $ 22.12  $       35.74  $       16.80  $       28.86
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $           -  $   1,676,199  $   2,295,926  $           -
      Accumulation units outstanding                                              -        173,320        200,053              -
      Unit value of accumulation units                                $           -  $        9.67  $       11.48  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -

                                                                                                                   Government
                                                                         Natural         Asset        Capital          and
                                                                        Resources     Allocation   Appreciation   Quality Bond
                                                                        Portfolio     Portfolio      Portfolio      Portfolio
                                                                        (Class 1)     (Class 2)      (Class 2)      (Class 2)
                                                                      -------------  ------------  -------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $ 113,436,088  $ 18,384,242  $ 123,237,079  $ 129,395,172
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                      0             0              0              0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0             0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0             0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0             0              0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0             0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0             0              0              0
      Receivable from AIG SunAmerica Life Assurance Company                       0             0              0              0
                                                                      -------------  ------------  -------------  -------------
Total Assets:                                                         $ 113,436,088  $ 18,384,242  $ 123,237,079  $ 129,395,172

Liabilities:                                                                      0             0              0              0
                                                                      -------------  ------------  -------------  -------------

                                                                      $ 113,436,088  $ 18,384,242  $ 123,237,079  $ 129,395,172
                                                                      =============  ============  =============  =============
Net assets:

      Accumulation units                                              $ 113,151,690  $ 18,384,242  $ 123,237,079  $ 129,395,172

      Contracts in payout (annuitization) period                            284,398             0              0              0
                                                                      -------------  ------------  -------------  -------------

           Total net assets                                           $ 113,436,088  $ 18,384,242  $ 123,237,079  $ 129,395,172
                                                                      =============  ============  =============  =============

Accumulation units outstanding                                            4,139,858       829,438      3,423,701      7,672,011
                                                                      =============  ============  =============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $          -  $   2,640,720  $           -
      Accumulation units outstanding                                              -             -         73,281              -
      Unit value of accumulation units                                $           -  $          -  $       36.04  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $           -  $ 11,764,380  $  90,186,243  $ 100,904,796
      Accumulation units outstanding                                              -       529,498      2,505,497      5,975,208
      Unit value of accumulation units                                $           -  $      22.22  $       36.00  $       16.89
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $ 111,630,698  $          -  $           -  $           -
      Accumulation units outstanding                                      4,073,319             -              -              -
      Unit value of accumulation units                                $       27.41  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $           -  $    778,970  $   3,273,082  $   5,076,698
      Accumulation units outstanding                                              -        35,064         90,150        300,173
      Unit value of accumulation units                                $           -  $      22.22  $       36.31  $       16.91
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $          -  $   1,176,259  $           -
      Accumulation units outstanding                                              -             -         32,737              -
      Unit value of accumulation units                                $           -  $          -  $       35.93  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $          -  $   1,939,637  $           -
      Accumulation units outstanding                                              -             -         52,568              -
      Unit value of accumulation units                                $           -  $          -  $       36.90  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $           -  $          -  $     762,273  $           -
      Accumulation units outstanding                                              -             -         20,734              -
      Unit value of accumulation units                                $           -  $          -  $       36.76  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $           -  $  2,044,816  $   6,203,201  $   5,597,281
      Accumulation units outstanding                                              -        92,442        171,491        333,011
      Unit value of accumulation units                                $           -  $      22.12  $       36.17  $       16.81
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $           -  $  2,653,742  $  14,000,771  $  15,802,191
      Accumulation units outstanding                                              -       120,339        392,068        942,998
      Unit value of accumulation units                                $           -  $      22.05  $       35.71  $       16.76
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $   1,805,390  $          -  $           -  $           -
      Accumulation units outstanding                                         66,539             -              -              -
      Unit value of accumulation units                                $       27.13  $          -  $           -  $           -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $          -  $   1,035,523  $           -
      Accumulation units outstanding                                              -             -         29,119              -
      Unit value of accumulation units                                $           -  $          -  $       35.56  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $          -  $     269,331  $           -
      Accumulation units outstanding                                              -             -          7,375              -
      Unit value of accumulation units                                $           -  $          -  $       36.52  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $           -  $  1,142,334  $   1,750,039  $   2,014,206
      Accumulation units outstanding                                              -        52,095         48,681        120,621
      Unit value of accumulation units                                $           -  $      21.93  $       35.95  $       16.70

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (Continued)

                                                                                       Natural        Asset        Capital
                                                                         Growth       Resources    Allocation    Appreciation
                                                                        Portfolio     Portfolio     Portfolio     Portfolio
                                                                        (Class 2)     (Class 2)     (Class 3)     (Class 3)
                                                                      ------------  ------------  ------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                     0             0             0              0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                     0             0             0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                     0             0             0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                     0             0             0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                     0             0             0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                     0             0             0              0
      Receivable from AIG SunAmerica Life Assurance Company                      0             0             0              0
                                                                      ------------  ------------  ------------  -------------
Total Assets:                                                         $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
Liabilities:                                                                     0             0             0              0
                                                                      ------------  ------------  ------------  -------------
                                                                      $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
                                                                      ============  ============  ============  =============
Net assets:
      Accumulation units                                              $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
      Contracts in payout (annuitization) period                                 0             0             0              0
                                                                      ------------  ------------  ------------  -------------
           Total net assets                                           $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
                                                                      ============  ============  ============  =============
Accumulation units outstanding                                           2,657,729       781,704       539,411      4,699,455
                                                                      ============  ============  ============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $ 62,759,100  $ 15,612,603  $          -  $  90,551,100
      Accumulation units outstanding                                     2,161,193       571,322             -      2,519,157
      Unit value of accumulation units                                     $ 29.04       $ 27.33  $          -  $       35.95
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $  1,573,487     $ 540,375   $ 2,445,197  $  23,215,835
      Accumulation units outstanding                                        54,184        19,737       110,469        645,867
      Unit value of accumulation units                                $      29.04       $ 27.38       $ 22.13  $       35.95
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $  2,219,429     $ 770,736   $ 8,932,474  $  40,441,919
      Accumulation units outstanding                                        76,797        28,357       404,971      1,129,749
      Unit value of accumulation units                                $      28.90       $ 27.18       $ 22.06  $       35.80
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $  9,918,648   $ 4,216,599  $          -  $   9,913,755
      Accumulation units outstanding                                       344,366       155,926             -        277,447
      Unit value of accumulation units                                $      28.80       $ 27.04  $          -  $       35.73
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $    608,818  $    171,910  $    525,832  $   4,526,436
      Accumulation units outstanding                                        21,189         6,362        23,971        127,235
      Unit value of accumulation units                                $      28.73  $      27.02  $      21.94  $       35.58

                                                                       Government
                                                                           and                       Natural      Aggressive
                                                                       Quality Bond     Growth      Resources       Growth
                                                                        Portfolio      Portfolio    Portfolio      Portfolio
                                                                        (Class 3)      (Class 3)    (Class 3)      (Class 1)
                                                                      -------------  ------------  ------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $ 214,338,476  $ 99,754,464  $ 21,183,866  $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                      0             0             0    143,920,224
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0             0             0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0             0             0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0             0             0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0             0             0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0             0             0              0
      Receivable from AIG SunAmerica Life Assurance Company                       0             0             0              0
                                                                      -------------  ------------  ------------  -------------
Total Assets:                                                         $ 214,338,476  $ 99,754,464  $ 21,183,866  $ 143,920,224
Liabilities:                                                                      0             0             0              0
                                                                      -------------  ------------  ------------  -------------
                                                                      $ 214,338,476  $ 99,754,464  $ 21,183,866  $ 143,920,224
                                                                      =============  ============  ============  =============
Net assets:
      Accumulation units                                              $ 214,338,476  $ 99,754,464  $ 21,183,866  $ 143,516,263
      Contracts in payout (annuitization) period                                  0             0             0        403,961
                                                                      -------------  ------------  ------------  -------------
           Total net assets                                           $ 214,338,476  $ 99,754,464  $ 21,183,866  $ 143,920,224
                                                                      =============  ============  ============  =============
Accumulation units outstanding                                           12,740,224     3,447,573       779,599      9,797,972
                                                                      =============  ============  ============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $ 114,527,165  $ 55,138,498  $ 11,019,042  $           -
      Accumulation units outstanding                                      6,795,338     1,902,185       404,634              -
      Unit value of accumulation units                                $       16.85  $      28.99       $ 27.23  $           -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $           -  $          -  $          -  $ 141,886,316
      Accumulation units outstanding                                              -             -             -      9,631,790
      Unit value of accumulation units                                $           -  $          -  $          -  $       14.73
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $           -  $          -  $          -  $     312,260
      Accumulation units outstanding                                              -             -             -         40,073
      Unit value of accumulation units                                $           -  $          -  $          -  $        7.79
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $  28,170,482  $ 11,154,758  $  2,721,371  $           -
      Accumulation units outstanding                                      1,671,628       384,810        99,929              -
      Unit value of accumulation units                                $       16.85  $      28.99  $      27.23  $           -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $  53,956,875  $ 25,022,258  $  4,880,203  $           -
      Accumulation units outstanding                                      3,215,639       867,148       180,306              -
      Unit value of accumulation units                                $       16.78  $      28.86  $      27.07  $           -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $  12,316,486  $  6,058,323  $  2,255,598  $           -
      Accumulation units outstanding                                        735,600       210,421        83,304              -
      Unit value of accumulation units                                $       16.74  $      28.79  $      27.08  $           -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $           -  $          -  $          -  $   1,588,431
      Accumulation units outstanding                                              -             -             -        108,850
      Unit value of accumulation units                                $           -  $          -  $          -  $       14.59
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $           -  $          -  $          -  $     133,217
      Accumulation units outstanding                                              -             -             -         17,259
      Unit value of accumulation units                                $           -  $          -  $          -  $        7.72
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $   5,367,468  $  2,380,627  $    307,652  $           -
      Accumulation units outstanding                                        322,019        83,009        11,426              -
      Unit value of accumulation units                                $       16.67  $      28.68  $      26.93  $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                   (Unaudited)
                                   (continued)


                                                                        Alliance      Blue Chip        Cash         Corporate
                                                                         Growth        Growth       Management        Bond
                                                                        Portfolio     Portfolio      Portfolio      Portfolio
                                                                        (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                                      -------------  ------------  -------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $           0  $          0  $           0  $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                            749,771,483    25,017,804    135,050,861    194,730,836
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0             0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0             0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0             0              0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0             0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0             0              0              0
       Receivable from AIG SunAmerica Life Assurance Company                      0             0              0              0
                                                                      -------------  ------------  -------------  -------------
Total Assets:                                                         $ 749,771,483  $ 25,017,804  $ 135,050,861  $ 194,730,836

Liabilities:                                                                      0             0              0              0
                                                                      -------------  ------------  -------------  -------------
                                                                      $ 749,771,483  $ 25,017,804  $ 135,050,861  $ 194,730,836
                                                                      =============  ============  =============  =============
Net assets:
      Accumulation units                                              $ 746,728,176  $ 24,999,709  $ 132,938,539  $ 193,499,031

      Contracts in payout (annuitization) period                          3,043,307        18,095      2,112,322      1,231,805
                                                                      -------------  ------------  -------------  -------------
           Total net assets                                           $ 749,771,483  $ 25,017,804  $ 135,050,861  $ 194,730,836
                                                                      =============  ============  =============  =============
Accumulation units outstanding                                           25,978,046     4,146,996     10,546,190     11,355,796
                                                                      =============  ============  =============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $ 739,222,448  $ 23,119,743  $ 131,596,588  $ 188,982,568
      Accumulation units outstanding                                     25,418,858     3,856,033     10,249,742     11,017,206
      Unit value of accumulation units                                $       29.08  $       6.00  $       12.84  $       17.15
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $   1,357,272  $    770,877  $     483,565  $           -
      Accumulation units outstanding                                        166,521       105,698         48,744              -
      Unit value of accumulation units                                $        8.15  $       7.29  $        9.92  $           -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $   8,394,268  $    972,273  $   2,344,582  $   5,748,268
      Accumulation units outstanding                                        291,529       163,817        184,469        338,590
      Unit value of accumulation units                                $       28.79  $       5.94  $       12.71  $       16.98
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $     797,495  $    154,911  $     626,126  $           -
      Accumulation units outstanding                                        101,138        21,448         63,235              -
      Unit value of accumulation units                                $        7.89  $       7.22  $        9.90  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -


                                                                          Davis                                     Federated
                                                                         Venture        "Dogs" of     Emerging      American
                                                                          Value        Wall Street     Markets       Leaders
                                                                         Portfolio      Portfolio     Portfolio     Portfolio
                                                                         (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                                      --------------  ------------  ------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $            0  $          0  $          0  $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                           1,657,605,750    78,877,465    88,049,372    157,581,658
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                       0             0             0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                       0             0             0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                       0             0             0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                       0             0             0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                       0             0             0              0
       Receivable from AIG SunAmerica Life Assurance Company                       0             0             0              0
                                                                      --------------  ------------  ------------  -------------
Total Assets:                                                         $1,657,605,750  $ 78,877,465  $ 88,049,372  $ 157,581,658

Liabilities:                                                                       0             0             0              0
                                                                      --------------  ------------  ------------  -------------
                                                                      $1,657,605,750  $ 78,877,465  $ 88,049,372  $ 157,581,658
                                                                      ==============  ============  ============  =============
Net assets:
      Accumulation units                                              $1,652,366,276  $ 78,677,025  $ 88,013,474  $ 156,728,617

      Contracts in payout (annuitization) period                           5,239,474       200,440        35,898        853,041
                                                                      --------------  ------------  ------------  -------------
           Total net assets                                           $1,657,605,750  $ 78,877,465  $ 88,049,372  $ 157,581,658
                                                                      ==============  ============  ============  =============
Accumulation units outstanding                                            52,961,565     6,929,443     7,976,447      8,953,274
                                                                      ==============  ============  ============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $1,626,177,926  $ 77,544,835  $ 86,468,858  $ 155,079,659
      Accumulation units outstanding                                      51,546,276     6,811,215     7,845,372      8,809,670
      Unit value of accumulation units                                $        31.55  $      11.38  $      11.02  $       17.60
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $    4,718,018  $          -  $    338,868  $           -
      Accumulation units outstanding                                         429,972             -        20,530              -
      Unit value of accumulation units                                $        10.97  $          -  $      16.51  $           -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $   24,570,189  $  1,332,630  $  1,136,462  $   2,501,999
      Accumulation units outstanding                                         786,722       118,228       104,113        143,604
      Unit value of accumulation units                                $        31.23  $      11.27  $      10.92  $       17.42
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $    2,139,617  $          -  $    105,184  $           -
      Accumulation units outstanding                                         198,595             -         6,432              -
      Unit value of accumulation units                                $        10.77  $          -  $      16.35  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                   (Unaudited)
                                   (Continued)

                                                                                                       Goldman
                                                                          Global         Global         Sachs          Growth-
                                                                           Bond         Equities       Research        Income
                                                                         Portfolio     Portfolio      Portfolio       Portfolio
                                                                         (Class 1)     (Class 1)      (Class 1)       (Class 1)
                                                                       ------------  -------------   ------------   --------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                           $          0  $           0   $          0   $            0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                             82,766,021    185,921,956     18,976,094      699,908,679
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0              0              0                0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0              0              0                0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0              0              0                0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0              0              0                0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0              0              0                0

      Receivable from AIG SunAmerica Life Assurance Company                       0              0              0                0
                                                                       ------------  -------------   ------------   --------------
Total Assets:                                                          $ 82,766,021  $ 185,921,956   $ 18,976,094   $  699,908,679

Liabilities:                                                                      0              0              0                0
                                                                       ------------  -------------   ------------   --------------
                                                                       $ 82,766,021  $ 185,921,956   $ 18,976,094   $  699,908,679
                                                                       ============  =============   ============   ==============
Net assets:

      Accumulation units                                               $ 82,533,142  $ 185,068,377   $ 18,891,381   $  695,859,139

      Contracts in payout (annuitization) period                            232,879        853,579         84,713        4,049,540
                                                                       ------------  -------------   ------------   --------------
           Total net assets                                            $ 82,766,021  $ 185,921,956   $ 18,976,094   $  699,908,679
                                                                       ============  =============   ============   ==============

Accumulation units outstanding                                            4,872,325     10,797,429      2,722,190       24,966,616
                                                                       ============  =============   ============   ==============

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $ 79,996,022  $ 184,191,055   $ 17,920,043   $  688,737,126
      Accumulation units outstanding                                      4,681,700     10,656,352      2,569,227       24,301,013
      Unit value of accumulation units                                 $      17.09  $       17.28   $       6.97   $        28.34
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $    395,937  $     125,675   $          -   $    2,780,188
      Accumulation units outstanding                                         35,301         15,823              -          309,251
      Unit value of accumulation units                                 $      11.22  $        7.94   $          -   $         8.99
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $  1,888,973  $   1,147,721   $  1,056,051   $    7,643,769
      Accumulation units outstanding                                        111,661         67,080        152,963          272,375
      Unit value of accumulation units                                 $      16.92  $       17.11   $       6.90   $        28.06
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                       $    485,089  $     457,505   $          -   $      747,596
      Accumulation units outstanding                                         43,663         58,174              -           83,977
      Unit value of accumulation units                                 $      11.11  $        7.86   $          -   $         8.90
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -

                                                                                                       International   International
                                                                          Growth         High-Yield     Diversified       Growth
                                                                       Opportunities        Bond         Equities        & Income
                                                                         Portfolio       Portfolio       Portfolio       Portfolio
                                                                         (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                       -------------   -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                           $           0   $           0   $           0   $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                              18,188,614     235,859,948     151,934,480     217,669,286
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                       0               0               0               0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                       0               0               0               0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                       0               0               0               0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                       0               0               0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                       0               0               0               0

      Receivable from AIG SunAmerica Life Assurance Company                        0               0               0               0
                                                                       -------------   -------------   -------------   -------------
Total Assets:                                                          $  18,188,614   $ 235,859,948   $ 151,934,480   $ 217,669,286

Liabilities:                                                                       0               0               0               0
                                                                       -------------   -------------   -------------   -------------
                                                                       $  18,188,614   $ 235,859,948   $ 151,934,480   $ 217,669,286
                                                                       =============   =============   =============   =============
Net assets:

      Accumulation units                                               $  18,175,648   $ 234,986,248   $ 151,419,087   $ 216,759,862

      Contracts in payout (annuitization) period                              12,966         873,700         515,393         909,424
                                                                       -------------   -------------   -------------   -------------
           Total net assets                                            $  18,188,614   $ 235,859,948   $ 151,934,480   $ 217,669,286
                                                                       =============   =============   =============   =============

Accumulation units outstanding                                             3,801,186      13,555,787      14,219,830      16,230,640
                                                                       =============   =============   =============   =============

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $  17,594,836   $ 232,767,147   $ 150,244,696   $ 213,273,346
      Accumulation units outstanding                                       3,675,983      13,376,474      14,060,141      15,878,749
      Unit value of accumulation units                                 $        4.79   $       17.40   $       10.69   $       13.43
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $           -   $           -   $           -   $     624,727
      Accumulation units outstanding                                               -               -               -          64,877
      Unit value of accumulation units                                 $           -   $           -   $           -   $        9.63
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $     593,778   $   3,092,801   $   1,689,784   $   3,659,380
      Accumulation units outstanding                                         125,203         179,313         159,689         275,293
      Unit value of accumulation units                                 $        4.74   $       17.25   $       10.58   $       13.29
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                       $           -   $           -   $           -   $     111,833
      Accumulation units outstanding                                               -               -               -          11,721
      Unit value of accumulation units                                 $           -   $           -   $           -   $        9.54
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (Continued)

                                                                                            MFS
                                                                                        Massachusetts    MFS
                                                                            Marsico       Investors     Mid-Cap          MFS
                                                                            Growth          Trust       Growth       Total Return
                                                                           Portfolio     Portfolio     Portfolio      Portfolio
                                                                           (Class 1)      (Class 1)    (Class 1)      (Class 1)
                                                                           ---------      ---------    ---------     ------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                         $          0  $          0  $          0   $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                           65,643,534   192,713,777   154,117,911    547,419,678
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                    0             0             0              0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                    0             0             0              0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                    0             0             0              0
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                                    0             0             0              0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                    0             0             0              0

            Receivable from AIG SunAmerica Life Assurance Company                    0             0             0              0
                                                                          ------------  ------------  ------------   ------------
Total Assets:                                                             $ 65,643,534  $192,713,777  $154,117,911   $547,419,678

Liabilities:                                                                         0             0             0              0
                                                                          ------------  ------------  ------------   ------------
                                                                          $ 65,643,534  $192,713,777  $154,117,911   $547,419,678
                                                                          ============  ============  ============   ============

Net assets:

           Accumulation units                                             $ 65,639,863  $192,037,750  $153,508,176   $546,084,497

           Contracts in payout (annuitization) period                            3,671       676,027       609,735      1,335,181
                                                                          ------------  ------------  ------------   ------------
                Total net assets                                          $ 65,643,534  $192,713,777  $154,117,911   $547,419,678
                                                                          ============  ============  ============   ============

Accumulation units outstanding                                               6,278,390     9,734,051    14,652,379     22,025,002
                                                                          ============  ============  ============   ============

Contracts With Total Expenses of 1.30%:
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                     $ 59,166,884  $188,630,151  $146,267,918   $522,564,142
           Accumulation units outstanding                                    5,653,213     9,496,760    13,792,145     20,820,550
           Unit value of accumulation units                               $      10.47  $      19.86  $      10.61   $      25.10
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                     $          -  $    463,816  $  1,300,162   $  3,498,559
           Accumulation units outstanding                                            -        48,301       205,957        299,165
           Unit value of accumulation units                               $          -  $       9.60  $       6.31   $      11.69
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                     $  6,476,650  $  3,537,330  $  6,078,376   $ 20,352,823
           Accumulation units outstanding                                      625,177       179,848       578,950        818,656
           Unit value of accumulation units                               $      10.36  $      19.67  $      10.50   $      24.86
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                     $          -  $     82,480  $    471,455   $  1,004,154
           Accumulation units outstanding                                            -         9,142        75,327         86,631
           Unit value of accumulation units                               $          -  $       9.02  $       6.26   $      11.59
Contracts With Total Expenses of 1.80%:
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -

                                                                              Putnam
                                                                              Growth:         Real        SunAmerica
                                                                              Voyager        Estate        Balanced      Technology
                                                                             Portfolio     Portfolio       Portfolio     Portfolio
                                                                             (Class 1)     (Class 1)      (Class 1)       (Class 1)
                                                                             ---------     ---------      ---------       ---------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                          $          0   $          0   $          0   $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                           198,871,321    152,120,150    181,055,953     26,583,352
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                     0              0              0              0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                     0              0              0              0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                     0              0              0              0
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                                     0              0              0              0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                     0              0              0              0

            Receivable from AIG SunAmerica Life Assurance Company                     0              0              0              0
                                                                           ------------   ------------   ------------   ------------
Total Assets:                                                              $198,871,321   $152,120,150   $181,055,953   $ 26,583,352

Liabilities:                                                                          0              0              0              0
                                                                           ------------   ------------   ------------   ------------
                                                                           $198,871,321   $152,120,150   $181,055,953   $ 26,583,352
                                                                           ============   ============   ============   ============

Net assets:

           Accumulation units                                              $198,173,810   $151,628,261   $180,110,746   $ 26,481,676

           Contracts in payout (annuitization) period                           697,511        491,889        945,207        101,676
                                                                           ------------   ------------   ------------   ------------
                Total net assets                                           $198,871,321   $152,120,150   $181,055,953   $ 26,583,352
                                                                           ============   ============   ============   ============

Accumulation units outstanding                                               11,438,565      7,121,147     12,147,521     10,833,574
                                                                           ============   ============   ============   ============
Contracts With Total Expenses of 1.30%:
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                      $196,292,307   $150,205,907   $178,460,459   $ 25,505,320
           Accumulation units outstanding                                    11,234,087      7,030,633     11,926,135     10,390,061
           Unit value of accumulation units                                $      17.47   $      21.36   $      14.96   $       2.45
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                      $    383,110   $          -   $    649,028   $          -
           Accumulation units outstanding                                        53,168              -         76,879              -
           Unit value of accumulation units                                $       7.21   $          -   $       8.44   $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                      $  1,899,757   $  1,914,243   $  1,694,384   $  1,078,032
           Accumulation units outstanding                                       109,812         90,514        114,340        443,513
           Unit value of accumulation units                                $      17.30   $      21.15   $      14.82   $       2.43
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                      $    296,147   $          -   $    252,082   $          -
           Accumulation units outstanding                                        41,498              -         30,167              -
           Unit value of accumulation units                                $       7.14   $          -   $       8.36   $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                       Telecom        Worldwide    Aggressive     Alliance
                                                                       Utility       High Income     Growth        Growth
                                                                      Portfolio       Portfolio     Portfolio    Portfolio
                                                                      (Class 1)       (Class 1)     (Class 2)    (Class 2)
                                                                     ------------   ------------   -----------   -----------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                           $          0   $          0   $         0   $         0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                             41,052,332     69,072,552    12,961,719    68,896,859
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                      0              0             0             0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                                      0              0             0             0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                      0              0             0             0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                      0              0             0             0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                      0              0             0             0

     Receivable from AIG SunAmerica Life Assurance Company                      0              0             0             0
                                                                     ------------   ------------   -----------   -----------

Total Assets:                                                        $ 41,052,332   $ 69,072,552   $12,961,719   $68,896,859

Liabilities:                                                                    0              0             0             0
                                                                     ------------   ------------   -----------   -----------
                                                                     $ 41,052,332   $ 69,072,552   $12,961,719   $68,896,859
                                                                     ============   ============   ===========   ===========
Net assets:

    Accumulation units                                               $ 40,748,624   $ 68,691,539   $12,961,719   $68,896,859

    Contracts in payout (annuitization) period                            303,708        381,013             0             0
                                                                     ------------   ------------   -----------   -----------

         Total net assets                                            $ 41,052,332   $ 69,072,552   $12,961,719   $68,896,859
                                                                     ============   ============   ===========   ===========

Accumulation units outstanding                                          3,533,027      3,683,254       886,233     2,394,953
                                                                     ============   ============   ===========   ===========

Contracts With Total Expenses of 1.30%:
    Net Assets                                                       $          -   $          -   $         -   $         -
    Accumulation units outstanding                                              -              -             -             -
    Unit value of accumulation units                                 $          -   $          -   $         -   $         -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                       $          -   $          -   $         -   $   406,915
    Accumulation units outstanding                                              -              -             -        13,979
    Unit value of accumulation units                                 $          -   $          -   $         -   $     29.11
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                       $          -   $          -   $10,146,539   $53,327,430
    Accumulation units outstanding                                              -              -       692,921     1,850,960
    Unit value of accumulation units                                 $          -   $          -   $     14.64   $     28.81
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                       $ 40,419,475   $ 68,553,048   $         -   $         -
    Accumulation units outstanding                                      3,478,034      3,655,331             -             -
    Unit value of accumulation units                                 $      11.62   $      18.75   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                       $          -   $          -   $         -   $         -
    Accumulation units outstanding                                              -              -             -             -
    Unit value of accumulation units                                 $          -   $          -   $         -   $         -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                       $          -   $          -   $   315,359   $ 1,168,109
    Accumulation units outstanding                                              -              -        21,538        40,545
    Unit value of accumulation units                                 $          -   $          -   $     14.64   $     28.81
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                       $          -   $          -   $         -   $   320,180
    Accumulation units outstanding                                              -              -             -        11,132
    Unit value of accumulation units                                 $          -   $          -   $         -   $     28.76
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                       $          -   $          -   $         -   $   455,739
    Accumulation units outstanding                                              -              -             -        15,703
    Unit value of accumulation units                                 $          -   $          -   $         -   $     29.02
Contracts With Total Expenses of 1.70%:
    Net Assets                                                       $          -   $          -   $         -   $   109,379
    Accumulation units outstanding                                              -              -             -         3,786
    Unit value of accumulation units                                 $          -   $          -   $         -   $     28.89
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                       $          -   $          -   $   760,901   $ 2,256,074
    Accumulation units outstanding                                              -              -        52,070        78,632
    Unit value of accumulation units                                 $          -   $          -   $     14.61   $     28.69
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                       $          -   $          -   $ 1,710,877   $ 9,814,426
    Accumulation units outstanding                                              -              -       117,768       343,930
    Unit value of accumulation units                                 $          -   $          -   $     14.53   $     28.54
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                       $    632,857   $    519,504   $         -   $         -
    Accumulation units outstanding                                         54,993         27,923             -             -
    Unit value of accumulation units                                 $      11.51   $      18.60   $         -   $         -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                       $          -   $          -   $         -   $         -
    Accumulation units outstanding                                              -              -             -             -
    Unit value of accumulation units                                 $          -   $          -   $         -   $         -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                       $          -   $          -   $         -   $   462,764
    Accumulation units outstanding                                              -              -             -        16,104
    Unit value of accumulation units                                 $          -   $          -   $         -   $     28.74
Contracts With Total Expenses of 1.95%:
    Net Assets                                                       $          -   $          -   $         -   $    88,264
    Accumulation units outstanding                                              -              -             -         3,077
    Unit value of accumulation units                                 $          -   $          -   $         -   $     28.69
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                       $          -   $          -   $    28,043   $   487,579
    Accumulation units outstanding                                              -              -         1,936        17,105
    Unit value of accumulation units                                 $          -   $          -   $     14.49   $     28.51

                                                                                                                     DAVIS
                                                                         Blue Chip        Cash       Corporate      Venture
                                                                           Growth      Management       Bond         Value
                                                                         Portfolio     Portfolio     Portfolio     Portfolio
                                                                         (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                        -----------   -----------   -----------   ------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                              $         0   $         0   $         0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                               12,287,985    48,330,416    54,193,855    196,647,275
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                        0             0             0              0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                                        0             0             0              0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                        0             0             0              0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                        0             0             0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                        0             0             0              0

     Receivable from AIG SunAmerica Life Assurance Company                        0             0             0              0
                                                                        ---------------------------------------   ------------
Total Assets:                                                           $12,287,985   $48,330,416   $54,193,855   $196,647,275

Liabilities:                                                                      0             0             0              0
                                                                        -----------   -------------------------   ------------
                                                                        $12,287,985   $48,330,416   $54,193,855   $196,647,275
                                                                        ===========   ===========   ===========   ============
Net assets:

    Accumulation units                                                  $12,287,985   $48,330,416   $ 54,193,855  $196,647,275

    Contracts in payout (annuitization) period                                    0             0             0              0
                                                                        -----------   -------------------------   ------------

         Total net assets                                               $12,287,985   $48,330,416   $54,193,855   $196,647,275
                                                                        ===========   ===========   ===========   ============

Accumulation units outstanding                                            2,058,214     3,787,733     3,178,532      6,279,634
                                                                        ===========   ===========   ===========   ============

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $         -   $         -   $         -   $  1,155,599
    Accumulation units outstanding                                                -             -             -         36,604
    Unit value of accumulation units                                    $         -   $         -   $         -   $      31.57
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 9,258,987   $35,720,207   $42,095,276   $155,176,013
    Accumulation units outstanding                                        1,548,417     2,795,894     2,465,090      4,947,839
    Unit value of accumulation units                                    $      5.98   $     12.78   $     17.08   $      31.36
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                          $   453,740   $ 2,464,101   $ 1,991,338   $  3,931,655
    Accumulation units outstanding                                           75,879       192,877       116,611        125,364
    Unit value of accumulation units                                    $      5.98   $     12.78   $     17.08   $      31.36
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $         -   $         -   $         -   $    330,433
    Accumulation units outstanding                                                -             -             -         10,535
    Unit value of accumulation units                                    $         -   $         -   $         -   $      31.37
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                          $   534,241   $ 3,125,194   $ 2,362,286   $  7,281,023
    Accumulation units outstanding                                           89,711       245,505       139,079        233,592
    Unit value of accumulation units                                    $      5.96   $     12.73   $     16.99   $      31.17
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $ 1,975,189   $ 6,632,024   $ 7,062,152   $ 26,994,481
    Accumulation units outstanding                                          333,085       522,725       417,282        868,321
    Unit value of accumulation units                                    $      5.93   $     12.69   $     16.92   $      31.09
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $         -   $         -   $         -   $    291,084
    Accumulation units outstanding                                                -             -             -          9,363
    Unit value of accumulation units                                    $         -   $         -   $         -   $      31.09
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                          $    65,828   $   388,890   $   682,803   $  1,486,987
    Accumulation units outstanding                                           11,122        30,732        40,470         48,016
    Unit value of accumulation units                                    $      5.92   $     12.65   $     16.87   $      30.97

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.


                  See accompanying notes financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                   (Unaudited)
                                   (Continued)

                                                                                                    Federated
                                                                      "Dogs" of      Emerging        American       Foreign
                                                                     Wall Street      Markets        Leaders         Value
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                                     ------------   ------------   ------------   ------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                           $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                             20,381,063     13,164,866     20,723,558     58,239,499
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                      0              0              0              0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                                      0              0              0              0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                      0              0              0              0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                      0              0              0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                      0              0              0              0

     Receivable from AIG SunAmerica Life Assurance Company                      0              0              0              0
                                                                     ------------   ------------   ------------   ------------

Total Assets:                                                        $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499

Liabilities:                                                                    0              0              0              0
                                                                     ------------   ------------   ------------   ------------

                                                                     $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499
                                                                     ============   ============   ============   ============
Net assets:

    Accumulation units                                               $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499

    Contracts in payout (annuitization) period                                  0              0              0              0
                                                                     ------------   ------------   ------------   ------------

         Total net assets                                            $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499
                                                                     ============   ============   ============   ============

Accumulation units outstanding                                          1,799,526      1,201,940      1,184,869      3,958,903
                                                                     ============   ============   ============   ============

Contracts With Total Expenses of 1.30%:
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                       $ 15,531,215   $ 10,055,389   $ 14,347,824   $ 51,551,559
    Accumulation units outstanding                                      1,368,614        916,524        818,776      3,501,920
    Unit value of accumulation units                                 $      11.35   $      10.97   $      17.52   $      14.72
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                       $    273,544   $    256,274   $    860,699   $    752,616
    Accumulation units outstanding                                         24,103         23,359         49,117         51,128
    Unit value of accumulation units                                 $      11.35   $      10.97   $      17.52   $      14.72
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                       $    663,781   $    350,117   $    928,868   $    752,890
    Accumulation units outstanding                                         58,680         32,011         53,167         51,451
    Unit value of accumulation units                                 $      11.31   $      10.94   $      17.47   $      14.63
Contracts With Total Expenses of 1.77% (7):
     Net Assets                                                      $  3,669,512   $  2,258,818   $  4,358,592   $  5,104,475
     Accumulation units outstanding                                       326,504        207,526        250,656        348,980
     Unit value of accumulation units                                $      11.24   $      10.88   $      17.39   $      14.63
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                       $    243,011   $    244,268   $    227,575   $     77,959
    Accumulation units outstanding                                         21,625         22,520         13,153          5,424
    Unit value of accumulation units                                 $      11.24   $      10.85   $      17.30   $      14.37

                                                                                                         Goldman
                                                                           Global          Global         Sachs           Growth-
                                                                            Bond          Equities       Research         Income
                                                                         Portfolio       Portfolio      Portfolio        Portfolio
                                                                         (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                                                        ------------   ------------   -------------   -------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                              $          0   $          0   $           0   $           0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                                13,981,610     11,374,003       6,144,254      40,777,284
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                         0              0               0               0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                                         0              0               0               0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                         0              0               0               0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                         0              0               0               0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                         0              0               0               0

     Receivable from AIG SunAmerica Life Assurance Company                         0              0               0               0
                                                                        ------------   ------------   -------------   -------------

Total Assets:                                                           $ 13,981,610   $ 11,374,003   $   6,144,254   $  40,777,284

Liabilities:                                                                       0              0               0               0
                                                                        ------------   ------------   -------------   -------------

                                                                        $ 13,981,610   $ 11,374,003   $   6,144,254   $  40,777,284
                                                                        ============   ============   =============   =============
Net assets:

    Accumulation units                                                  $ 13,981,610   $ 11,374,003   $   6,144,254   $  40,777,284

    Contracts in payout (annuitization) period                                     0              0               0               0
                                                                        ------------   ------------   -------------   -------------

         Total net assets                                               $ 13,981,610   $ 11,374,003   $   6,144,254   $  40,777,284
                                                                        ============   ============   =============   =============

Accumulation units outstanding                                               823,892        662,045         886,355       1,450,353
                                                                        ============   ============   =============   =============

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $          -   $           -   $           -
    Accumulation units outstanding                                                 -              -               -               -
    Unit value of accumulation units                                    $          -   $          -   $           -   $           -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $          -   $    379,298   $           -   $           -
    Accumulation units outstanding                                                 -         21,913               -               -
    Unit value of accumulation units                                    $          -   $      17.31   $           -   $           -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 10,353,050   $  7,584,921   $   4,491,888   $  28,315,066
    Accumulation units outstanding                                           609,223        440,863         646,958       1,005,301
    Unit value of accumulation units                                    $      16.99   $      17.20   $        6.94   $       28.17
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $          -   $          -   $           -   $           -
    Accumulation units outstanding                                                 -              -               -               -
    Unit value of accumulation units                                    $          -   $          -   $           -   $           -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $          -   $          -   $           -   $           -
    Accumulation units outstanding                                                 -              -               -               -
    Unit value of accumulation units                                    $          -   $          -   $           -   $           -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                          $    667,010   $    502,641   $     225,118   $   1,329,459
    Accumulation units outstanding                                            39,253         29,215          32,426          47,199
    Unit value of accumulation units                                    $      16.99   $      17.20   $        6.94   $       28.17
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $          -   $     55,410   $           -   $           -
    Accumulation units outstanding                                                 -          3,219               -               -
    Unit value of accumulation units                                    $          -   $      17.21   $           -   $           -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                          $          -   $    166,371   $           -   $           -
    Accumulation units outstanding                                                 -          9,628               -               -
    Unit value of accumulation units                                    $          -   $      17.28   $           -   $           -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $          -   $      8,747   $           -   $           -
    Accumulation units outstanding                                                 -            492               -               -
    Unit value of accumulation units                                    $          -   $      17.78   $           -   $           -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                          $    958,010   $    609,318   $     361,120   $   3,562,577
    Accumulation units outstanding                                            56,501         35,483          52,121         126,860
    Unit value of accumulation units                                    $      16.96   $      17.17   $       6.93    $       28.08
Contracts With Total Expenses of 1.77% (7):
     Net Assets                                                         $  1,773,466   $  1,882,510   $     946,123   $   6,881,488
     Accumulation units outstanding                                          105,243        110,421         137,388         246,214
     Unit value of accumulation units                                   $      16.85   $      17.05   $        6.89   $       27.95
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $          -   $          -   $           -    $          -
    Accumulation units outstanding                                                 -              -               -               -
    Unit value of accumulation units                                    $          -   $          -   $           -    $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                          $          -   $          -   $           -   $           -
    Accumulation units outstanding                                                 -              -               -               -
    Unit value of accumulation units                                    $          -   $          -   $           -   $           -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $          -   $     96,239   $           -   $           -
    Accumulation units outstanding                                                 -          5,622               -               -
    Unit value of accumulation units                                    $          -   $      17.12   $           -   $           -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $          -   $      6,234   $           -   $           -
    Accumulation units outstanding                                                 -            365               -               -
    Unit value of accumulation units                                    $          -   $      17.08   $           -   $           -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                          $    230,074   $     82,314   $     120,005   $     688,694
    Accumulation units outstanding                                            13,672          4,824          17,462          24,779
    Unit value of accumulation units                                    $      16.83   $      17.06   $        6.87   $       27.79

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                  See accompanying notes financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (Condition)


                                                                                                   International  International
                                                                         Growth        High-Yield   Diversified      Growth
                                                                      Opportunities       Bond       Equities       & Income
                                                                        Portfolio      Portfolio     Portfolio      Portfolio
                                                                        (Class 2)       (Class 2)    (Class 2)      (Class 2)
                                                                      -------------  ------------  -------------  -------------
Assets:

      Investments in Anchor Series Trust (Class 1, 2 or 3),
         at net asset value                                           $           0  $          0  $           0  $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
         at net asset value                                               5,980,833    40,928,981     45,428,670     31,636,685
      Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                       0             0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                                       0             0              0              0
      Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                       0             0              0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
         at net asset value                                                       0             0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0             0              0              0

      Receivable from AIG SunAmerica Life Assurance Company                       0             0              0              0
                                                                      -------------  ------------  -------------  -------------

Total Assets:                                                         $   5,980,833  $ 40,928,981  $  45,428,670  $  31,636,685

Liabilities:                                                                      0             0              0              0
                                                                      -------------  ------------  -------------  -------------

                                                                      $   5,980,833  $ 40,928,981  $  45,428,670  $  31,636,685
                                                                      =============  ============  =============  =============
Net assets:

      Accumulation units                                              $   5,980,833  $ 40,928,981  $  45,428,670  $  31,636,685

      Contracts in payout (annuitization) period                                  0             0              0              0
                                                                      -------------  ------------  -------------  -------------

           Total net assets                                           $   5,980,833  $ 40,928,981  $  45,428,670  $  31,636,685
                                                                      =============  ============  =============  =============

Accumulation units outstanding                                            1,255,588     2,367,479      4,272,814      2,366,670
                                                                      =============  ============  =============  =============

Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $   4,706,449  $ 31,917,358  $  38,732,700  $  24,053,364
      Accumulation units outstanding                                        986,228     1,843,279      3,639,167      1,796,950
      Unit value of accumulation units                                $        4.77  $      17.32  $       10.64  $       13.39
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $     111,899  $    997,572  $     499,384  $   1,274,230
      Accumulation units outstanding                                         23,452        57,613         46,913         95,170
      Unit value of accumulation units                                $        4.77  $      17.32  $       10.64  $       13.39
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $     181,691  $  1,471,843  $   1,222,104  $   1,315,865
      Accumulation units outstanding                                         38,336        85,211        115,056         98,686
      Unit value of accumulation units                                $        4.74  $      17.27  $       10.62  $       13.33
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $     940,433  $  5,004,174  $   4,751,757  $   4,608,634
      Accumulation units outstanding                                        199,002       291,437        450,534        346,898
      Unit value of accumulation units                                $        4.73  $      17.17  $       10.55  $       13.29
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $      40,361  $  1,538,034  $     222,725  $     384,592
      Accumulation units outstanding                                          8,570        89,939         21,144         28,966
      Unit value of accumulation units                                $        4.71  $      17.10  $       10.53  $       13.28

                                                                                          MFS
                                                                                     Massachusetts      MFS
                                                                         Marsico       Investors      Mid-Cap       MFS Total
                                                                         Growth          Trust         Growth        Return
                                                                        Portfolio      Portfolio     Portfolio      Portfolio
                                                                        (Class 2)      (Class 2)     (Class 2)      (Class 2)
                                                                      -------------  ------------- -------------  -------------
Assets:

      Investments in Anchor Series Trust (Class 1, 2 or 3),
         at net asset value                                           $           0  $           0  $          0  $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
         at net asset value                                              45,145,301     28,561,412    54,442,777    150,291,875
      Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                       0              0             0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                                       0              0             0              0
      Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                       0              0             0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
         at net asset value                                                       0              0             0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                       0              0             0              0
      Receivable from AIG SunAmerica Life Assurance Company                       0              0             0              0
                                                                      -------------  -------------  ------------  -------------

Total Assets:                                                         $  45,145,301  $  28,561,412  $ 54,442,777  $ 150,291,875

Liabilities:                                                                      0              0             0              0
                                                                      -------------  -------------  ------------  -------------

                                                                      $  45,145,301  $  28,561,412  $ 54,442,777  $ 150,291,875
                                                                      =============  =============  ============  =============
Net assets:

      Accumulation units                                              $  45,145,301  $  28,561,412  $ 54,442,777  $ 150,291,875

      Contracts in payout (annuitization) period                                  0              0             0              0
                                                                      -------------  -------------  ------------  -------------

           Total net assets                                           $  45,145,301  $  28,561,412  $ 54,442,777  $ 150,291,875
                                                                      =============  =============  ============  =============

Accumulation units outstanding                                            4,341,358      1,445,629     5,169,271      6,025,338
                                                                      =============  =============  ============  =============

Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $           -  $          -  $           -
      Accumulation units outstanding                                              -              -             -              -
      Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $           -  $    726,752  $           -
      Accumulation units outstanding                                              -              -        68,471              -
      Unit value of accumulation units                                $           -  $           -  $      10.61  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $  37,501,069  $  22,160,341  $ 39,746,049  $ 115,016,722
      Accumulation units outstanding                                      3,602,010      1,119,886     3,767,689      4,604,054
      Unit value of accumulation units                                $       10.41  $       19.79  $      10.55  $       24.98
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $           -  $           -  $          -  $           -
      Accumulation units outstanding                                              -              -             -              -
      Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $           -  $           -  $          -  $           -
      Accumulation units outstanding                                              -              -             -              -
      Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $           -  $     497,434  $  1,685,401  $   4,571,815
      Accumulation units outstanding                                              -         25,139       159,768        183,014
      Unit value of accumulation units                                $           -  $       19.79  $      10.55  $       24.98
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $           -  $    272,065  $           -
      Accumulation units outstanding                                              -              -        25,775              -
      Unit value of accumulation units                                $           -  $           -  $      10.56  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $           -  $    397,559  $           -
      Accumulation units outstanding                                              -              -        37,580              -
      Unit value of accumulation units                                $           -  $           -  $      10.58  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $           -  $           -  $     89,137  $           -
      Accumulation units outstanding                                              -              -         8,479              -
      Unit value of accumulation units                                $           -  $           -  $      10.51  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $           -  $   1,124,670  $  2,420,207  $   8,179,928
      Accumulation units outstanding                                              -         57,114       230,828        328,846
      Unit value of accumulation units                                $           -  $       19.69  $      10.48  $       24.87
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $   7,644,232  $   4,645,101  $  7,666,598  $  20,366,791
      Accumulation units outstanding                                        739,348        236,667       732,944        822,101
      Unit value of accumulation units                                $       10.34  $       19.63  $      10.46  $       24.77
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $           -  $           -  $          -  $           -
      Accumulation units outstanding                                              -              -             -              -
      Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $           -  $           -  $          -  $           -
      Accumulation units outstanding                                              -              -             -              -
      Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $           -  $    712,929  $           -
      Accumulation units outstanding                                              -              -        68,085              -
      Unit value of accumulation units                                $           -  $           -  $      10.47  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $           -  $    110,809  $           -
      Accumulation units outstanding                                              -              -        10,611              -
      Unit value of accumulation units                                $           -  $           -  $      10.44  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $           -  $     133,866  $    615,271  $   2,156,619
      Accumulation units outstanding                                              -          6,823        59,041         87,323
      Unit value of accumulation units                                $           -  $       19.62  $      10.42  $       24.70


(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                        Putnam
                                        Growth:      Real     Small & Mid  SunAmerica              Telecom    Worldwide  Aggressive
                                        Voyager     Estate     Cap Value    Balanced   Technology  Utility   High Income  Growth
                                       Portfolio   Portfolio   Portfolio   Portfolio    Portfolio Portfolio  Portfolio   Portfolio
                                       (Class 2)   (Class 2)   (Class 2)   (Class 2)    (Class 2) (Class 2)   (Class 2)   (Class 3)
                                      ----------- ----------- ----------- ----------- ----------- ---------- ----------- ----------
Assets:

   Investments in Anchor Series
     Trust (Class 1, 2 or 3),at net
      asset value                     $         0 $         0 $         0 $         0 $         0 $        0 $        0  $        0
   Investments in SunAmerica Series
     Trust (Class 1, 2 or 3),at net
      asset value                       9,396,286  32,262,874  45,740,841  22,041,926  10,328,998  3,216,118  7,429,844   7,188,034
   Investments in Van Kampen Life
     Investment Trust (Class II),
      at net asset value                        0           0           0           0           0          0          0           0
   Investments in WM Variable Trust
     (Class 1 or Class 2), at net
      asset value                               0           0           0           0           0          0          0           0
   Investments in Nations Separate
     Account Trust (Class B),at net
      asset value                               0           0           0           0           0          0          0           0
   Investments in American Funds
     Insurance Series (Class 2 or
      3),at net asset value                     0           0           0           0           0          0          0           0
   Investments in Lord Abbett Series
     Fund, Inc. (Class VC),at net
      asset value                               0           0           0           0           0          0          0           0
   Receivable from AIG SunAmerica
      Life Assurance Company                    0           0           0           0           0          0          0           0
                                      ----------- ----------- ----------- ----------- ----------- ---------- ----------  ----------
Total Assets:                         $ 9,396,286 $32,262,874 $45,740,841 $22,041,926 $10,328,998 $3,216,118 $7,429,844  $7,188,034

Liabilities:                                    0           0           0           0           0          0          0           0
                                      ----------- ----------- ----------- ----------- ----------- ---------- ----------  ----------
                                      $ 9,396,286 $32,262,874 $45,740,841 $22,041,926 $10,328,998 $3,216,118 $7,429,844  $7,188,034
                                      =========== =========== =========== =========== =========== ========== ==========  ==========
Net assets:

   Accumulation units                 $ 9,396,286 $32,262,874 $45,740,841 $22,041,926 $10,328,998 $3,216,118 $7,429,844  $7,188,034

   Contracts in payout
     (annuitization) period                     0           0           0           0           0          0          0           0
                                      ----------- ----------- ----------- ----------- ----------- ---------- ----------  ----------
        Total net assets              $ 9,396,286 $32,262,874 $45,740,841 $22,041,926 $10,328,998 $3,216,118 $7,429,844  $7,188,034
                                      =========== =========== =========== =========== =========== ========== ==========  ==========
Accumulation units outstanding            541,745   1,519,878   2,898,416   1,483,785   4,237,386    278,545    398,777     493,564
                                      =========== =========== =========== =========== =========== ========== ==========  ==========
Contracts With Total Expenses of
 1.30%:

   Net Assets                         $         - $         - $         - $         - $         - $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -           -          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $         - $        - $        -  $        -
Contracts With Total Expenses of
 1.40%:

   Net Assets                         $         - $         - $         - $         - $   178,972 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      73,013          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.45 $        - $        -  $        -
Contracts With Total Expenses of
 1.52%(1):

   Net Assets                         $ 7,063,746 $23,145,295 $37,974,395 $16,396,497 $ 6,777,161 $2,102,333 $6,189,326  $4,449,760
   Accumulation units outstanding         406,642   1,088,202   2,404,085   1,101,809   2,774,935    181,664    331,719     304,887
   Unit value of accumulation units   $     17.37 $     21.27 $     15.80 $     14.88 $      2.44 $    11.57 $    18.66  $    14.59
Contracts With Total Expenses of
 1.52%(2):

   Net Assets                         $         - $         - $         - $         - $         - $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -           -          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $         - $        - $        -  $        -
Contracts With Total Expenses of
 1.52%(3):

   Net Assets                         $         - $         - $         - $         - $         - $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -           -          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $         - $        - $        -  $        -
Contracts With Total Expenses of
 1.52%(4):

   Net Assets                         $   206,358 $ 1,095,526 $ 1,228,479 $   354,329 $   117,062 $      -   $      -    $  755,626
   Accumulation units outstanding          11,880      51,508      77,776      23,811      47,934        -          -        51,773
   Unit value of accumulation units   $     17.37 $     21.27 $     15.80 $     14.88 $      2.44 $      -   $      -    $    14.59
Contracts With Total Expenses of
 1.55%(5):

   Net Assets                         $         - $         - $         - $         - $    86,727 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      35,463          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.45 $        - $        -  $        -
Contracts With Total Expenses of
 1.55%(6):

   Net Assets                         $         - $         - $         - $         - $   198,308 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      81,168          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.44 $        - $        -  $        -
Contracts With Total Expenses of
1.70%:

   Net Assets                         $         - $         - $         - $         - $    99,430 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      40,926          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.43 $        - $        -  $        -
Contracts With Total Expenses of
 1.72%(4):

   Net Assets                         $   563,323 $ 1,740,742 $ 1,001,633 $   883,020 $    91,096 $        - $        -  $  910,764
   Accumulation units outstanding          32,516      82,059      63,806      59,599      37,451          -          -      62,839
   Unit value of accumulation units   $     17.32 $     21.21 $     15.70 $     14.82 $      2.43 $        - $        -  $    14.49
Contracts With Total Expenses of
 1.77%(7):

   Net Assets                         $ 1,419,669 $ 5,899,414 $ 5,322,938 $ 3,943,920 $ 2,498,473 $1,113,785 $1,240,518  $  652,377
   Accumulation units outstanding          82,359     279,955     339,087     267,036   1,030,285     96,881     67,058      44,962
   Unit value of accumulation units   $     17.24 $     21.07 $     15.70 $     14.77 $      2.43 $    11.50 $    18.50  $    14.51
Contracts With Total Expenses of
 1.77%(2):

   Net Assets                         $         - $         - $         - $         - $         - $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -           -          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $         - $        - $        -  $        -
Contracts With Total Expenses of
 1.77%(3):

   Net Assets                         $         - $         - $         - $         - $         - $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -           -          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $         - $        - $        -  $        -
Contracts With Total Expenses of
 1.80%:

   Net Assets                         $         - $         - $         - $         - $   155,363 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      63,957          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.43 $        - $        -  $        -
Contracts With Total Expenses of
 1.95%:

   Net Assets                         $         - $         - $         - $         - $    94,340 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      38,945          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.42 $        - $        -  $        -
Contracts With Total Expenses of
 1.97%(4):

   Net Assets                         $   143,190 $   381,897 $   213,396 $   464,160 $    32,066 $        - $        -  $  419,507
   Accumulation units outstanding           8,348      18,154      13,662      31,530      13,309          -          -      29,103
   Unit value of accumulation units   $     17.15 $     21.04 $     15.62 $     14.72 $      2.41 $        - $        -  $    14.41

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)


                                                                                               Davis
                                      Alliance     Blue Chip        Cash      Corporate       Venture
                                       Growth        Growth     Management       Bond          Value
                                     Portfolio     Portfolio     Portfolio    Portfolio      Portfolio
                                      (Class 3)     (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                      ---------     ---------    ---------     ---------     ---------
Assets:
   Investments in Anchor Series
    Trust(Class 1, 2 or 3),at net
     asset value                     $         0  $          0  $          0  $          0  $          0
   Investments in SunAmerica Series
    Trust (Class 1, 2 or 3),at net
     asset value                      69,204,069     7,913,678   106,434,930    84,467,485   220,042,179
   Investments in Van Kampen Life
    Investment Trust (Class II),
     at net asset value                        0             0             0             0             0
   Investments in WM Variable Trust
   (Class 1 or Class 2),at net
     asset value                               0             0             0             0             0
   Investments in Nations Separate
    Account Trust (Class B),at net
     asset value                               0             0             0             0             0
   Investments in American Funds
     Insurance Series (Class 2 or
     3),at net asset value                     0             0             0             0             0
   Investments in Lord Abbett
    Series Fund, Inc. (Class VC),at
     net asset value                           0             0             0             0             0

   Receivable from AIG SunAmerica
    Life Assurance Company                     0             0             0             0             0
                                     -----------  ------------  ------------  ------------  ------------
Total Assets:                        $69,204,069  $  7,913,678  $106,434,930  $ 84,467,485  $220,042,179

Liabilities:                                   0             0             0             0             0
                                     -----------  ------------  ------------  ------------  ------------
                                     $69,204,069  $  7,913,678  $106,434,930  $ 84,467,485  $220,042,179
                                     ===========  ============  ============  ============  ============

Net assets:

   Accumulation units                $69,204,069  $  7,913,678  $106,434,930  $ 84,467,485  $220,042,179

   Contracts in payout
    (annuitization) period                     0             0             0             0             0
                                     -----------  ------------  ------------  ------------  ------------
        Total net assets             $69,204,069  $  7,913,678  $106,434,930  $ 84,467,485  $220,042,179
                                     ===========  ============  ============  ============  ============

Accumulation units outstanding         2,410,119     1,329,936     8,358,139     4,980,011     7,041,367
                                     ===========  ============  ============  ============  ============

Contracts With Total Expenses
 of 1.30%:

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses
 of 1.40%:

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.52% (1):

   Net Assets                        $40,045,793  $  4,485,580  $ 58,698,957  $ 41,525,875  $124,011,406
   Accumulation units outstanding      1,392,218       752,020     4,601,605     2,446,329     3,961,597
   Unit value of accumulation units  $     28.76  $       5.96  $      12.76  $      16.97  $      31.30
Contracts With Total Expenses of
 1.52% (2):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.52% (3):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.52% (4):

   Net Assets                        $ 7,725,408  $    746,653  $ 14,395,386  $ 14,141,902  $ 24,687,365
   Accumulation units outstanding        268,570       125,174     1,128,501       833,102       788,626
   Unit value of accumulation units  $     28.76  $       5.96  $      12.76  $      16.97  $      31.30
Contracts With Total Expenses of
 1.55% (5):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.55% (6):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.70%:

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.72% (4):

   Net Assets                        $15,237,097  $  2,006,729  $ 26,704,546  $ 21,876,209  $ 51,457,264
   Accumulation units outstanding        532,237       338,664     2,103,393     1,290,357     1,651,057
   Unit value of accumulation units  $     28.63  $       5.93  $      12.70  $      16.95  $      31.17
Contracts With Total Expenses of
 1.77% (7):

   Net Assets                        $ 4,382,845  $    518,225  $  5,076,629  $  4,983,686  $ 14,864,859
   Accumulation units outstanding        153,379        87,552       401,041       295,085       477,981
   Unit value of accumulation units  $     28.58  $       5.92  $      12.66  $      16.89  $      31.10
Contracts With Total Expenses of
 1.77% (2):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.77% (3):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.80%:

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.95%:

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.97% (4):

   Net Assets                        $ 1,812,926  $    156,491  $  1,559,412  $  1,939,813  $  5,021,285
   Accumulation units outstanding         63,715        26,526       123,599       115,138       162,106
   Unit value of accumulation units  $     28.45  $       5.90  $      12.62  $      16.85  $      30.98

                                                                    Federated
                                        "Dogs" of    Emerging       American
                                        Wall Street   Markets        Leaders
                                         Portfolio   Portfolio      Portfolio
                                        (Class 3)   (Class 3)       (Class 3)
                                        ---------   ---------       ---------
Assets:
   Investments in Anchor Series
    Trust(Class 1, 2 or 3),at net
     asset value                       $         0  $         0     $         0
   Investments in SunAmerica Series
    Trust (Class 1, 2 or 3),at net
     asset value                        12,678,068   11,307,326      31,424,127
   Investments in Van Kampen Life
    Investment Trust (Class II),
     at net asset value                          0            0               0
   Investments in WM Variable Trust
   (Class 1 or Class 2),at net
     asset value                                 0            0               0
   Investments in Nations Separate
    Account Trust (Class B),at net
     asset value                                 0            0               0
   Investments in American Funds
     Insurance Series (Class 2 or
     3),at net asset value                       0            0               0
   Investments in Lord Abbett
    Series Fund, Inc. (Class VC),at
     net asset value                             0            0               0

   Receivable from AIG SunAmerica
    Life Assurance Company                       0            0               0
                                       -----------  -----------     -----------
Total Assets:                          $12,678,068  $11,307,326     $31,424,127

Liabilities:                                     0            0               0
                                       -----------  -----------     -----------
                                       $12,678,068  $11,307,326     $31,424,127
                                       ===========  ===========     ===========

Net assets:

   Accumulation units                  $12,678,068  $11,307,326     $31,424,127

   Contracts in payout
    (annuitization) period                       0            0               0
                                       -----------  -----------     -----------
        Total net assets               $12,678,068  $11,307,326     $31,424,127
                                       ===========  ===========     ===========

Accumulation units outstanding           1,123,504    1,037,661       1,803,078
                                       ===========  ===========     ===========

Contracts With Total Expenses
 of 1.30%:

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses
 of 1.40%:

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
  1.52% (1):

   Net Assets                          $ 4,727,967  $ 4,986,186     $10,882,004
   Accumulation units outstanding          418,074      456,021         622,734
   Unit value of accumulation units    $     11.31  $     10.93     $     17.47
Contracts With Total Expenses of
  1.52% (2):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
  1.52% (3):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.52% (4):

   Net Assets                          $ 2,964,744  $ 1,623,065     $ 7,140,586
   Accumulation units outstanding          262,153      148,472         408,618
   Unit value of accumulation units    $     11.31  $     10.93     $     17.47
Contracts With Total Expenses of
 1.55% (5):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.55% (6):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.70%:

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.72% (4):

   Net Assets                          $ 3,684,601  $ 1,561,921     $11,180,171
   Accumulation units outstanding          327,374      143,746         643,343
   Unit value of accumulation units    $     11.26  $     10.87     $     17.38
Contracts With Total Expenses of
 1.77% (7):

   Net Assets                          $   762,094  $ 1,000,607     $ 1,488,910
   Accumulation units outstanding           67,748       92,068          85,742
   Unit value of accumulation units    $     11.25  $     10.87     $     17.37
Contracts With Total Expenses of
 1.77% (2):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.77% (3):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.80%:

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.95%:

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.97% (4):

   Net Assets                          $   538,662  $ 2,135,547     $   732,456
   Accumulation units outstanding           48,155      197,354          42,641
   Unit value of accumulation units    $     11.19  $     10.82     $     17.18

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                                                           Goldman
                                                                      Foreign      Global       Global       Sachs       Growth-
                                                                       Value        Bond       Equities    Research      Income
                                                                     Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                                                      (Class 3)   (Class 3)    (Class 3)   (Class 3)    (Class 3)
                                                                      ---------   ---------    ---------   ---------    ---------
  Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $          0  $         0  $        0  $         0  $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                        171,656,726   16,657,356   7,200,517      971,168   18,778,665
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                  0            0           0            0            0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                  0            0           0            0            0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                  0            0           0            0            0
      Investments in American Funds Insurance Series (Class 2 or
          3), at net asset value                                              0            0           0            0            0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                  0            0           0            0            0
       Receivable from AIG SunAmerica Life Assurance Company                  0            0           0            0            0
                                                                   ------------  -----------  ----------  -----------  -----------
Total Assets:                                                      $171,656,726  $16,657,356  $7,200,517  $   971,168  $18,778,665

Liabilities:                                                                  0            0           0            0            0
                                                                   ------------  -----------  ----------  -----------  -----------
                                                                   $171,656,726  $16,657,356  $7,200,517  $   971,168  $18,778,665
                                                                   ============  ===========  ==========  ===========  ===========
Net assets:

      Accumulation units                                           $171,656,726  $16,657,356  $7,200,517  $   971,168  $18,778,665

      Contracts in payout (annuitization) period                              0            0           0            0            0
                                                                   ------------  -----------  ----------  -----------  -----------

           Total net assets                                        $171,656,726  $16,657,356  $7,200,517  $   971,168  $18,778,665
                                                                   ============  ===========  ==========  ===========  ===========

Accumulation units outstanding                                       11,695,786      984,302     421,371      140,999      669,308
                                                                   ============  ===========  ==========  ===========  ===========
Contracts With Total Expenses of 1.30%:

      Net Assets                                                   $           - $         -  $        -  $         -  $         -
      Accumulation units outstanding                                           -           -           -            -            -
      Unit value of accumulation units                             $           - $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.40%:

      Net Assets                                                   $           - $         -  $        -  $         -  $         -
      Accumulation units outstanding                                           -           -           -            -            -
      Unit value of accumulation units                             $           - $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.52% (1):

      Net Assets                                                   $ 80,146,387  $ 8,543,040  $2,044,454  $         -  $ 9,596,995
      Accumulation units outstanding                                  5,451,685      503,488     119,363            -      341,335
      Unit value of accumulation units                             $      14.70  $     16.97  $    17.13  $         -  $     28.12
Contracts With Total Expenses of 1.52% (2):

      Net Assets                                                   $ 23,242,636  $         -  $        -  $         -  $         -
      Accumulation units outstanding                                  1,580,936            -           -            -            -
      Unit value of accumulation units                             $      14.70  $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.52% (3):

      Net Assets                                                   $           - $         -  $        -  $         -  $         -
      Accumulation units outstanding                                           -           -           -            -            -
      Unit value of accumulation units                             $           - $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                   $ 18,164,078  $ 2,769,781  $1,781,659  $   294,735  $ 2,833,788
      Accumulation units outstanding                                  1,235,510      163,240     104,013       42,652      100,786
      Unit value of accumulation units                             $      14.70  $     16.97  $    17.13  $      6.91  $     28.12
Contracts With Total Expenses of 1.55% (5):

      Net Assets                                                   $         -   $         -  $        -  $         -  $         -
      Accumulation units outstanding                                         -             -           -            -            -
      Unit value of accumulation units                             $         -   $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.55% (6):

      Net Assets                                                   $         -   $         -  $        -  $         -  $         -
      Accumulation units outstanding                                         -             -           -            -            -
      Unit value of accumulation units                             $         -   $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                   $         -   $         -  $        -  $         -  $         -
      Accumulation units outstanding                                         -             -           -            -            -
      Unit value of accumulation units                             $         -   $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):

      Net Assets                                                   $ 34,721,546  $ 3,975,807  $2,850,342  $   672,451  $ 4,546,068
      Accumulation units outstanding                                  2,372,987      236,035     167,083       97,766      162,601
      Unit value of accumulation units                             $      14.63  $     16.84  $    17.06  $      6.88  $     27.96
Contracts With Total Expenses of 1.77% (7):

      Net Assets                                                   $ 10,685,379  $   875,408  $  209,593  $        -   $ 1,351,156
      Accumulation units outstanding                                    731,789       52,106      12,359           -        48,384
      Unit value of accumulation units                             $      14.60  $     16.80  $    16.96  $        -   $     27.93
Contracts With Total Expenses of 1.77% (2):

      Net Assets                                                   $    439,966  $         -  $        -  $         -  $         -
      Accumulation units outstanding                                     30,132            -           -            -            -
      Unit value of accumulation units                             $      14.60  $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.77% (3):

      Net Assets                                                   $          -  $         -  $        -  $         -  $         -
      Accumulation units outstanding                                          -            -           -            -            -
      Unit value of accumulation units                             $          -  $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.80%:

      Net Assets                                                   $          -  $         -  $        -  $         -  $         -
      Accumulation units outstanding                                          -            -           -            -            -
      Unit value of accumulation units                             $          -  $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.95%:

      Net Assets                                                   $          -  $         -  $        -  $         -  $         -
      Accumulation units outstanding                               $          -  $         -  $        -  $         -  $         -
      Unit value of accumulation units                             $          -  $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):

      Net Assets                                                   $  4,256,734  $   493,320  $  314,469  $     3,982  $   450,658
      Accumulation units outstanding                                    292,747       29,433      18,553          581       16,202
      Unit value of accumulation units                             $      14.54  $     16.76  $    16.95  $      6.85  $     27.81

                                                                                                     International
                                                                           Growth      High-Yield     Diversified
                                                                        Opportunities     Bond         Equities
                                                                          Portfolio    Portfolio       Portfolio
                                                                          (Class 3)    (Class 3)       (Class 3)
                                                                        ------------   ----------    -------------
  Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                            $         0    $          0  $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                              3,645,824      43,718,981   101,220,144
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0               0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0               0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0               0             0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0               0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0               0             0
       Receivable from AIG SunAmerica Life Assurance Company                      0               0             0
                                                                        -----------    ------------  ------------
Total Assets:                                                           $ 3,645,824    $ 43,718,981  $101,220,144

Liabilities:                                                                      0               0             0
                                                                        -----------    ------------  ------------
                                                                        $ 3,645,824    $ 43,718,981  $101,220,144
                                                                        ===========    ============  ============
Net assets:

      Accumulation units                                                $ 3,645,824    $ 43,718,981  $101,220,144

      Contracts in payout (annuitization) period                                  0               0             0
                                                                        -----------    ------------  ------------
           Total net assets                                             $ 3,645,824    $ 43,718,981  $101,220,144
                                                                        ===========    ============  ============

Accumulation units outstanding                                              769,459       2,535,698     9,541,923
                                                                        ===========    ============  ============
Contracts With Total Expenses of 1.30%:

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.40%:

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.52% (1):

      Net Assets                                                        $ 1,791,147    $ 20,181,138  $ 56,148,340
      Accumulation units outstanding                                        376,827       1,167,521     5,282,477
      Unit value of accumulation units                                  $      4.75    $      17.29  $      10.63
Contracts With Total Expenses of 1.52% (2):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.52% (3):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                        $   202,209    $  6,727,410  $ 10,522,959
      Accumulation units outstanding                                         42,539         389,202       989,987
      Unit value of accumulation units                                  $      4.75    $      17.29  $      10.63
Contracts With Total Expenses of 1.55% (5):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.55% (6):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.72% (4):

      Net Assets                                                        $   957,822    $ 11,882,347  $ 25,782,877
      Accumulation units outstanding                                        202,723         691,453     2,438,066
      Unit value of accumulation units                                  $      4.72    $      17.18  $      10.58
Contracts With Total Expenses of 1.77% (7):

      Net Assets                                                        $   536,748    $  3,617,028  $  6,013,730
      Accumulation units outstanding                                        113,528         210,729       569,670
      Unit value of accumulation units                                  $      4.73    $      17.16  $      10.56
Contracts With Total Expenses of 1.77% (2):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.77% (3):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.80%:

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.95%:

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.97% (4):

      Net Assets                                                        $   157,898    $  1,311,058  $  2,752,238
      Accumulation units outstanding                                         33,842          76,793       261,723
      Unit value of accumulation units                                  $      4.67    $      17.07  $      10.52

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                                                    MFS
                                                                   International               Massachusetts      MFS
                                                                      Growth        Marsico      Investors      Mid-Cap
                                                                     & Income        Growth        Trust        Growth
                                                                     Portfolio     Portfolio     Portfolio    Portfolio
                                                                     (Class 3)     (Class 3)     (Class 3)    (Class 3)
                                                                     ---------     ---------     ---------    ---------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $         0    $         0  $         0    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                        35,194,607     23,167,131   33,465,893      54,574,948
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                 0              0            0               0
      Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                                  0              0            0               0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                 0              0            0               0
      Investments in American Funds Insurance Series (Class 2 or
          3),at net asset value                                              0              0            0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                 0              0            0               0
       Receivable from AIG SunAmerica Life Assurance Company                 0              0            0               0
                                                                   -----------    -----------  -----------    ------------
Total Assets:                                                      $35,194,607    $23,167,131  $33,465,893    $ 54,574,948

Liabilities:                                                                 0              0            0               0
                                                                   -----------    -----------  -----------    ------------
                                                                   $35,194,607    $23,167,131  $33,465,893    $ 54,574,948
                                                                   ===========    ===========  ===========    ============
Net assets:

      Accumulation units                                           $35,194,607    $23,167,131  $33,465,893    $ 54,574,948

      Contracts in payout (annuitization) period                             0              0            0               0
                                                                   -----------    -----------  -----------    ------------
           Total net assets                                        $35,194,607    $23,167,131  $33,465,893    $ 54,574,948
                                                                   ===========    ===========  ===========    ============

Accumulation units outstanding                                       2,648,598      2,232,718    1,697,663       5,194,249
                                                                   ===========    ===========  ===========    ============
Contracts With Total Expenses of 1.30%:

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.40%:

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.52% (1):

      Net Assets                                                   $14,580,213    $16,764,485  $19,067,301    $ 30,417,490
      Accumulation units outstanding                                 1,095,824      1,613,367      965,474       2,889,336
      Unit value of accumulation units                             $     13.31    $     10.39  $     19.75    $      10.53
Contracts With Total Expenses of 1.52% (2):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.52% (3):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                   $ 5,346,125    $   477,905  $ 3,105,693    $  5,266,099
      Accumulation units outstanding                                   401,810         46,011      157,253         500,216
      Unit value of accumulation units                             $     13.31    $     10.39  $     19.75    $      10.53
Contracts With Total Expenses of 1.55% (5):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.55% (6):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.72% (4):

      Net Assets                                                   $12,168,140    $ 2,250,487  $ 7,504,196    $ 13,240,182
      Accumulation units outstanding                                   916,941        217,419      381,704       1,263,590
      Unit value of accumulation units                             $     13.27    $     10.35  $     19.66    $      10.48
Contracts With Total Expenses of 1.77% (7):

      Net Assets                                                   $ 2,406,669    $ 3,556,389  $ 2,989,842    $  4,290,632
      Accumulation units outstanding                                   181,437        344,467      152,345         410,472
      Unit value of accumulation units                             $     13.26    $     10.32  $     19.63    $      10.45
Contracts With Total Expenses of 1.77% (2):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.77% (3):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.80%:

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.95%:

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.97% (4):

      Net Assets                                                   $   693,460    $   117,865  $   798,861    $  1,360,545
      Accumulation units outstanding                                    52,586         11,454       40,887         130,635
      Unit value of accumulation units                             $     13.19    $     10.29  $     19.54    $      10.41

                                                                                     Putnam
                                                                     MFS Total       Growth:        Real      Small & Mid
                                                                      Return         Voyager       Estate      Cap Value
                                                                     Portfolio      Portfolio     Portfolio     Portfolio
                                                                     (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                                                     ---------      ---------     ---------    ---------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                         $          0  $         0  $          0  $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                          132,416,887    3,213,032    29,611,420   119,131,771
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                    0            0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                                     0            0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                    0            0             0             0
      Investments in American Funds Insurance Series (Class 2 or
          3),at net asset value                                                 0            0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                    0            0             0             0
       Receivable from AIG SunAmerica Life Assurance Company                    0            0             0             0
                                                                     ------------  -----------  ------------  ------------
Total Assets:                                                        $132,416,887  $ 3,213,032  $ 29,611,420  $119,131,771

Liabilities:                                                                    0            0             0             0
                                                                     ------------  -----------  ------------  ------------
                                                                     $132,416,887  $ 3,213,032  $ 29,611,420  $119,131,771
                                                                     ============  ===========  ============  ============
Net assets:

      Accumulation units                                             $132,416,887  $ 3,213,032  $ 29,611,420  $119,131,771

      Contracts in payout (annuitization) period                                0            0             0             0
                                                                     ------------  -----------  ------------  ------------
           Total net assets                                          $132,416,887  $ 3,213,032  $ 29,611,420  $119,131,771
                                                                     ============  ===========  ============  ============

Accumulation units outstanding                                          5,322,826      185,991     1,398,233     7,568,354
                                                                     ============  ===========  ============  ============
Contracts With Total Expenses of 1.30%:

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.40%:

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):

      Net Assets                                                     $ 68,881,230  $ 1,788,871  $ 16,257,603  $ 48,142,250
      Accumulation units outstanding                                    2,762,922      103,248       766,182     3,052,819
      Unit value of accumulation units                               $      24.93  $     17.33  $      21.22  $      15.77
Contracts With Total Expenses of 1.52% (2):

      Net Assets                                                     $          -  $         -  $          -  $ 21,147,609
      Accumulation units outstanding                                            -            -             -     1,340,971
      Unit value of accumulation units                               $          -  $         -  $          -  $      15.77
Contracts With Total Expenses of 1.52% (3):

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                     $ 17,408,533  $   249,541  $  3,596,378  $ 13,931,357
      Accumulation units outstanding                                      698,250       14,403       169,493       883,395
      Unit value of accumulation units                               $      24.93  $     17.33  $      21.22  $      15.77
Contracts With Total Expenses of 1.55% (5):

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):

      Net Assets                                                     $ 32,095,182  $   623,472  $  5,951,953  $ 23,740,471
      Accumulation units outstanding                                    1,294,239       36,236       282,009     1,513,074
      Unit value of accumulation units                               $      24.80  $     17.21  $      21.11  $      15.69
Contracts With Total Expenses of 1.77% (7):

      Net Assets                                                     $ 10,818,332  $   487,581  $  3,158,929  $  8,237,391
      Accumulation units outstanding                                      436,939       28,343       149,777       526,107
      Unit value of accumulation units                               $      24.76  $     17.20  $      21.09  $      15.66
Contracts With Total Expenses of 1.77% (2):

      Net Assets                                                     $          -  $         -  $          -  $    753,814
      Accumulation units outstanding                                            -            -             -        48,142
      Unit value of accumulation units                               $          -  $         -  $          -  $      15.66
Contracts With Total Expenses of 1.77% (3):

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.80%:

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.95%:

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):

      Net Assets                                                     $  3,213,610  $    63,567  $    646,557  $  3 178,879
      Accumulation units outstanding                                      130,476        3,761        30,772       203,846
      Unit value of accumulation units                               $      24.63  $     16.90  $      21.01  $      15.59

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                     SunAmerica               Telecom    Worldwide
                                                                      Balanced   Technology   Utility   High Income    Comstock
                                                                     Portfolio   Portfolio   Portfolio   Portfolio     Portfolio
                                                                     (Class 3)   (Class 3)   (Class 3)   (Class 3)    (Class II)
                                                                    -----------  ----------  ---------  -----------  ------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $         0  $        0  $       0  $         0  $          0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                            12,029,966   8,870,679     85,506      917,051             0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                     0           0          0            0   269,006,904
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                                     0           0          0            0             0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                     0           0          0            0             0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                     0           0          0            0             0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                     0           0          0            0             0

   Receivable from AIG SunAmerica Life Assurance Company                      0           0          0            0             0
                                                                    -----------  ----------  ---------  -----------  ------------
Total Assets:                                                       $12,029,966  $8,870,679  $  85,506  $   917,051  $269,006,904

Liabilities:                                                                  0           0          0            0             0
                                                                    -----------  ----------  ---------  -----------  ------------
                                                                    $12,029,966  $8,870,679  $  85,506  $   917,051  $269,006,904
                                                                    ===========  ==========  =========  ===========  ============

Net assets:

   Accumulation units                                               $12,029,966  $8,870,679  $  85,506  $   917,051  $268,957,760

   Contracts in payout (annuitization) period                                 0           0          0            0        49,144
                                                                    -----------  ----------  ---------  -----------  ------------
        Total net assets                                            $12,029,966  $8,870,679  $  85,506  $   917,051  $269,006,904
                                                                    ===========  ==========  =========  ===========  ============
Accumulation units outstanding                                          812,328   3,648,226      7,468       49,363    22,295,013
                                                                    ===========  ==========  =========  ===========  ============
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $ 5,640,015  $5,284,962  $       -  $         -  $ 80,248,569
   Accumulation units outstanding                                       379,968   2,169,509          -            -     6,649,719
   Unit value of accumulation units                                 $     14.84  $     2.44  $       -  $         -  $      12.07
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $         -  $        -  $       -  $         -  $128,328,313
   Accumulation units outstanding                                             -           -          -            -    10,637,239
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $      12.06
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $ 1,767,472  $  865,979  $  30,312  $   368,556  $ 13,265,464
   Accumulation units outstanding                                       119,070     355,489      2,624       19,767     1,091,876
   Unit value of accumulation units                                 $     14.84  $     2.44  $   11.55  $     18.65  $      12.15
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $         -  $        -  $       -  $         -  $  1,521,145
   Accumulation units outstanding                                             -           -          -            -       125,587
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $      12.11
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $         -  $        -  $       -  $         -  $    583,816
   Accumulation units outstanding                                             -           -          -            -        48,566
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $      12.02
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $ 3,638,999  $1,313,224  $  42,968  $   531,032  $ 19,958,236
   Accumulation units outstanding                                       246,552     542,092      3,751       28,635     1,646,036
   Unit value of accumulation units                                 $     14.76  $     2.42  $   11.46  $     18.54  $      12.13
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $   815,220  $1,173,716  $       -  $         -  $ 12,444,262
   Accumulation units outstanding                                        55,278     484,558          -            -     1,037,236
   Unit value of accumulation units                                 $     14.75  $     2.42  $       -  $         -  $      12.00
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $         -  $        -  $       -  $         -  $  7,585,529
   Accumulation units outstanding                                             -           -          -            -       633,288
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $      11.98
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $         -  $        -  $       -  $         -  $  1,302,056
   Accumulation units outstanding                                             -           -          -            -       109,292
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $      11.91
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $   168,260  $  232,798  $  12,226  $    17,463  $  3,769,514
   Accumulation units outstanding                                        11,460      96,578      1,093          961       316,174
   Unit value of accumulation units                                 $     14.68  $     2.41  $   11.19  $     18.17  $      11.92

                                                                     Emerging     Growth and
                                                                      Growth        Income       Balance
                                                                     Portfolio     Portfolio    Portfolio
                                                                    (Class II)    (Class II)    (Class 1)
                                                                    -----------  ------------  ------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $         0  $          0  $          0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                                     0             0             0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                            29,266,860   271,558,342             0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                                     0             0   151,947,986
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                     0             0             0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                     0             0             0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                     0             0             0

   Receivable from AIG SunAmerica Life Assurance Company                      0             0             0
                                                                    -----------  ------------  ------------
Total Assets:                                                       $29,266,860  $271,558,342  $151,947,986

Liabilities:                                                                  0             0             0
                                                                    -----------  ------------  ------------
                                                                    $29,266,860  $271,558,342  $151,947,986
                                                                    ===========  ============  ============

Net assets:

   Accumulation units                                               $29,266,860  $271,491,009  $151,947,986

   Contracts in payout (annuitization) period                                 0        67,333             0
                                                                    -----------  ------------  ------------
        Total net assets                                            $29,266,860  $271,558,342  $151,947,986
                                                                    ===========  ============  ============
Accumulation units outstanding                                        3,220,823    21,776,653    17,103,475
                                                                    ===========  ============  ============
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $         -  $          -  $          -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -  $          -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $         -  $          -  $ 80,623,550
   Accumulation units outstanding                                             -             -     9,038,434
   Unit value of accumulation units                                 $         -  $          -  $       8.92
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $12,154,203  $117,517,230  $ 11,402,719
   Accumulation units outstanding                                     1,335,495     9,419,312     1,283,955
   Unit value of accumulation units                                 $      9.10  $      12.48  $       8.88
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $10,204,228  $ 87,360,188  $          -
   Accumulation units outstanding                                     1,126,616     6,977,777             -
   Unit value of accumulation units                                 $      9.06  $      12.52  $          -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $         -  $          -  $          -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $ 1,323,614  $ 15,325,067  $          -
   Accumulation units outstanding                                       143,751     1,233,086             -
   Unit value of accumulation units                                 $      9.21  $      12.43  $          -
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $         -  $          -  $ 29,537,149
   Accumulation units outstanding                                             -             -     3,328,091
   Unit value of accumulation units                                 $         -  $          -  $       8.88
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $         -  $          -           $ -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -           $ -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $         -  $          -           $ -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -           $ -
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $ 2,193,593  $ 30,521,354  $          -
   Accumulation units outstanding                                       239,226     2,466,954             -
   Unit value of accumulation units                                 $      9.17  $      12.37  $          -
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $ 2,050,633  $ 12,982,798  $  2,275,606
   Accumulation units outstanding                                       226,799     1,046,551       258,321
   Unit value of accumulation units                                 $      9.04  $      12.41  $       8.81
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $   906,359  $  3,910,588  $          -
   Accumulation units outstanding                                       101,246       314,766             -
   Unit value of accumulation units                                 $      8.95  $      12.42  $          -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $         -  $          -  $          -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -  $          -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $         -  $          -  $ 28,108,962
   Accumulation units outstanding                                             -             -     3,194,674
   Unit value of accumulation units                                 $         -  $          -  $       8.80
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $         -  $          -  $          -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $   434,230  $  3,941,117  $          -
   Accumulation units outstanding                                        47,690       318,207             -
   Unit value of accumulation units                                 $      9.11  $      12.39  $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                    Conservative  Conservative
                                                                      Balanced       Growth     Equity Income  Flexible Income
                                                                     Portfolio     Portfolio        Fund         Portfolio
                                                                      (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                                                    ------------  ------------  -------------  ---------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $          0  $          0  $           0    $         0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                                      0             0              0              0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                      0             0              0              0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                             14,872,611    73,797,945     21,639,735     36,143,342
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                      0             0              0              0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                      0             0              0              0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                      0             0              0              0

   Receivable from AIG SunAmerica Life Assurance Company                       0             0              0              0
                                                                    ------------  ------------  -------------    -----------
Total Assets:                                                       $ 14,872,611  $ 73,797,945  $  21,639,735    $36,143,342

Liabilities:                                                                   0             0              0              0
                                                                    ------------  ------------  -------------    -----------
                                                                    $ 14,872,611  $ 73,797,945  $  21,639,735    $36,143,342
                                                                    ============  ============  =============    ===========

Net assets:

   Accumulation units                                               $ 14,872,611  $ 73,797,945  $  21,639,735    $36,143,342

   Contracts in payout (annuitization) period                                  0             0              0              0
                                                                    ------------  ------------  -------------    -----------

        Total net assets                                            $ 14,872,611  $ 73,797,945  $  21,639,735    $36,143,342
                                                                    ============  ============  =============    ===========

Accumulation units outstanding                                         2,264,674     7,982,301      2,611,510      4,698,052
                                                                    ============  ============  =============    ===========

Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $ 10,108,838  $ 33,615,661  $  14,894,579    $24,036,101
   Accumulation units outstanding                                      1,535,565     3,619,505      1,791,807      3,115,170
   Unit value of accumulation units                                 $       6.58  $       9.29  $        8.31    $      7.72
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $          -  $  7,958,527  $           -    $         -
   Accumulation units outstanding                                              -       863,961              -              -
   Unit value of accumulation units                                 $          -  $       9.21  $           -    $         -
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $  2,818,595  $ 19,531,925  $   2,735,026    $ 6,632,553
   Accumulation units outstanding                                        429,826     2,114,336        330,608        862,830
   Unit value of accumulation units                                 $       6.56  $       9.24  $        8.27    $      7.69
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $          -  $  1,372,040  $           -    $         -
   Accumulation units outstanding                                              -       149,654              -              -
   Unit value of accumulation units                                 $          -  $       9.17  $           -    $         -
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $  1,945,178  $ 11,319,792  $   4,010,130    $ 5,474,688
   Accumulation units outstanding                                        299,283     1,234,845        489,095        720,052
   Unit value of accumulation units                                 $       6.50  $       9.17  $        8.20    $      7.60
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -

                                                                                                              International
                                                                      Growth    Growth & Income    Income        Growth
                                                                       Fund          Fund           Fund          Fund
                                                                     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                                                     ---------  ---------------   ---------   -------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $        0    $         0    $         0    $      0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                                    0              0              0           0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                    0              0              0           0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                            1,752,597      8,860,014      9,872,875     514,659
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                    0              0              0           0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                    0              0              0           0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                    0              0              0           0

   Receivable from AIG SunAmerica Life Assurance Company                     0              0              0           0
                                                                    ----------    -----------    -----------    --------
Total Assets:                                                       $1,752,597    $ 8,860,014    $ 9,872,875    $514,659

Liabilities:                                                                 0              0              0           0
                                                                    ----------    -----------    -----------    --------
                                                                    $1,752,597    $ 8,860,014    $ 9,872,875    $514,659
                                                                    ==========    ===========    ===========    ========

Net assets:

   Accumulation units                                               $1,752,597    $ 8,860,014    $ 9,872,875    $514,659

   Contracts in payout (annuitization) period                                0              0              0           0
                                                                    ----------    -----------    -----------    --------

        Total net assets                                            $1,752,597    $ 8,860,014    $ 9,872,875    $514,659
                                                                    ==========    ===========    ===========    ========

Accumulation units outstanding                                         265,990      1,406,715      1,419,702      91,001
                                                                    ==========    ===========    ===========    ========

Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $1,075,487    $ 4,635,442    $ 7,152,873    $420,614
   Accumulation units outstanding                                      162,693        733,386      1,025,581      74,298
   Unit value of accumulation units                                     $ 6.61    $      6.32    $      6.97    $   5.66
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $  434,848    $ 2,693,064    $ 1,083,719    $ 53,398
   Accumulation units outstanding                                       66,120        427,738        156,204       9,469
   Unit value of accumulation units                                 $     6.58    $      6.30    $      6.94    $   5.64
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $  242,262    $ 1,531,508    $ 1,636,283    $ 40,647
   Accumulation units outstanding                                       37,177        245,591        237,917       7,234
   Unit value of accumulation units                                 $     6.52    $      6.24    $      6.88    $   5.62
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (Continued)

                                                                       Mid Cap         Money                         Short Term
                                                                        Stock          Market            REIT          Income
                                                                        Fund            Fund             Fund           Fund
                                                                      (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                     -----------     -----------     -----------     -----------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
         at net asset value                                          $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust (Class 1, 2 or 3),
         at net asset value                                                    0               0               0               0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                    0               0               0               0
     Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                            5,396,331       4,136,739         619,770       3,875,626
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                    0               0               0               0
     Investments in American Funds Insurance Series (Class 2 or 3),
         at net asset value                                                    0               0               0               0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                    0               0               0               0

     Receivable from AIG SunAmerica Life Assurance Company                     0             370               0               0
                                                                     -----------     -----------     -----------     -----------

Total Assets:                                                        $ 5,396,331     $ 4,137,109     $   619,770     $ 3,875,626

Liabilities:                                                                   0               0               0               0
                                                                     -----------     -----------     -----------     -----------

                                                                     $ 5,396,331     $ 4,137,109     $   619,770     $ 3,875,626
                                                                     ===========     ===========     ===========     ===========
Net assets:

     Accumulation units                                              $ 5,396,331     $ 4,137,109     $   619,770     $ 3,875,626

     Contracts in payout (annuitization) period                                0               0               0               0
                                                                     -----------     -----------     -----------     -----------

         Total net assets                                            $ 5,396,331     $ 4,137,109     $   619,770     $ 3,875,626
                                                                     ===========     ===========     ===========     ===========

Accumulation units outstanding                                           644,391         724,436          41,375         599,257
                                                                     ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.30%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.40%:
     Net Assets                                                      $ 3,881,928     $ 3,305,789     $   578,721     $ 2,789,206
     Accumulation units outstanding                                      462,156         578,009          38,619         430,071
     Unit value of accumulation units                                $      8.40     $      5.72     $     14.99     $      6.49
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                                      $   454,024     $   494,782     $       163     $   402,040
     Accumulation units outstanding                                       54,334          86,527              11          62,131
     Unit value of accumulation units                                $      8.36     $      5.72     $     14.83     $      6.47
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.72% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.77% (7):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.80%:
     Net Assets                                                      $ 1,060,379     $   336,538     $    40,886     $   684,380
     Accumulation units outstanding                                      127,901          59,900           2,745         107,055
     Unit value of accumulation units                                $      8.29     $      5.62     $     14.89     $      6.39
Contracts With Total Expenses of 1.95%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.97% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -

                                                                                                        U.S.
                                                                        Small         Strategic      Government       West Coast
                                                                      Cap Growth        Growth       Securities        Equity
                                                                         Fund         Portfolio         Fund            Fund
                                                                      (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                     -----------     -----------     -----------     -----------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
         at net asset value                                          $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust (Class 1, 2 or 3),
         at net asset value                                                    0               0               0               0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                    0               0               0               0
     Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                            2,271,166      19,241,277      14,843,010      14,438,128
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                    0               0               0               0
     Investments in American Funds Insurance Series (Class 2 or 3),
         at net asset value                                                    0               0               0               0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                    0               0               0               0

     Receivable from AIG SunAmerica Life Assurance Company                     0               0               0               0
                                                                     -----------     -----------     -----------     -----------

Total Assets:                                                        $ 2,271,166     $19,241,277     $14,843,010     $14,438,128

Liabilities:                                                                   0               0               0               0
                                                                     -----------     -----------     -----------     -----------

                                                                     $ 2,271,166     $19,241,277     $14,843,010     $14,438,128
                                                                     ===========     ===========     ===========     ===========
Net assets:

     Accumulation units                                              $ 2,271,166     $19,241,277     $14,843,010     $14,438,128

     Contracts in payout (annuitization) period                                0               0               0               0
                                                                     -----------     -----------     -----------     -----------

         Total net assets                                            $ 2,271,166     $19,241,277     $14,843,010     $14,438,128
                                                                     ===========     ===========     ===========     ===========

Accumulation units outstanding                                           337,467       1,918,099       2,299,797       1,358,062
                                                                     ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.30%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.40%:
     Net Assets                                                      $ 1,494,157     $ 9,577,124     $10,761,943     $10,417,150
     Accumulation units outstanding                                      221,273         950,930       1,663,190         977,169
     Unit value of accumulation units                                $      6.75     $     10.07     $      6.47     $     10.66
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                                      $         -     $ 2,540,167     $         -     $         -
     Accumulation units outstanding                                            -         253,613               -               -
     Unit value of accumulation units                                $         -     $     10.02     $         -     $         -
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                                      $   223,312     $ 4,137,444     $ 2,038,801     $ 1,892,128
     Accumulation units outstanding                                       33,175         413,294         316,932         178,450
     Unit value of accumulation units                                $      6.73     $     10.01     $      6.43     $     10.60
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.72% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.77% (7):
     Net Assets                                                      $         -     $ 1,035,763     $         -     $         -
     Accumulation units outstanding                                            -         104,208               -               -
     Unit value of accumulation units                                $         -     $      9.94     $         -     $         -
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.80%:
     Net Assets                                                      $   553,697     $ 1,950,779     $ 2,042,266     $ 2,128,850
     Accumulation units outstanding                                       83,019         196,054         319,675         202,443
     Unit value of accumulation units                                $      6.67     $      9.95     $      6.39     $     10.52
Contracts With Total Expenses of 1.95%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.97% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (Continued)

                                                                                   Conservative  Conservative
                                                                       Balanced      Balanced       Growth     Equity Income
                                                                      Portfolio     Portfolio     Portfolio        Fund
                                                                      (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                                                    -------------  ------------  ------------  -------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                          $           0  $          0  $         0   $           0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                                      0             0             0              0
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                      0             0             0              0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                            130,881,501    15,053,195    50,212,271     18,459,243
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                      0             0             0              0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                      0             0             0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                      0             0             0              0

     Receivable from AIG SunAmerica Life Assurance Company                      0             0             0              0
                                                                    -------------  ------------  ------------  -------------

Total Assets:                                                       $ 130,881,501  $ 15,053,195  $ 50,212,271  $  18,459,243

Liabilities:                                                                    0             0             0              0
                                                                    -------------  ------------  ------------  -------------

                                                                    $ 130,881,501  $ 15,053,195  $ 50,212,271  $  18,459,243
                                                                    =============  ============  ============  =============
Net assets:

    Accumulation units                                              $ 130,881,501  $ 15,053,195  $ 50,212,271  $  18,459,243

    Contracts in payout (annuitization) period                                  0             0             0              0
                                                                    -------------  ------------  ------------  -------------

       Total net assets                                             $ 130,881,501  $ 15,053,195  $ 50,212,271  $  18,459,243
                                                                    =============  ============  ============  =============

Accumulation units outstanding                                         14,862,942     2,311,026     5,494,544      2,260,288
                                                                    =============  ============  ============  =============

Contracts With Total Expenses of 1.30%:
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                      $  14,349,432  $          -  $  9,615,350  $           -
    Accumulation units outstanding                                      1,625,466             -     1,050,151              -
    Unit value of accumulation units                                $        8.83  $          -  $       9.16  $           -
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                      $  78,672,590  $ 10,816,070  $ 24,050,444  $  14,261,209
    Accumulation units outstanding                                      8,919,229     1,658,338     2,626,602      1,742,252
    Unit value of accumulation units                                $        8.82  $       6.52  $       9.16  $        8.19
Contracts With Total Expenses of 1.70%:
    Net Assets                                                      $  27,197,943  $  3,451,761  $ 10,923,066  $   1,332,918
    Accumulation units outstanding                                      3,095,035       530,744     1,196,830        163,642
    Unit value of accumulation units                                $        8.79  $       6.50  $       9.13  $        8.15
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                      $   1,709,936  $          -  $    761,764  $           -
    Accumulation units outstanding                                        195,480             -        83,827              -
    Unit value of accumulation units                                $        8.75  $          -  $       9.09  $           -
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                      $   8,951,600  $    785,364  $  4,861,647  $   2,865,116
    Accumulation units outstanding                                      1,027,732       121,944       537,134        354,394
    Unit value of accumulation units                                $        8.71  $       6.44  $       9.05  $        8.08
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -

                                                                      Flexible Income    Growth     Growth & Income     Income
                                                                         Portfolio        Fund           Fund            Fund
                                                                         (Class 2)      (Class 2)      (Class 2)       (Class 2)
                                                                      ---------------  -----------  ---------------  -------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                            $             0  $         0  $             0  $           0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                                          0            0                0              0
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                          0            0                0              0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                                 61,768,123    1,263,148        3,353,282     23,063,724
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                          0            0                0              0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                          0            0                0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                          0            0                0              0

     Receivable from AIG SunAmerica Life Assurance Company                          0            0                0              0
                                                                      ---------------  -----------  ---------------  ------------

Total Assets:                                                         $    61,768,123  $ 1,263,148  $     3,353,282  $  23,063,724

Liabilities:                                                                        0            0                0              0
                                                                      ---------------  -----------  ---------------  ------------

                                                                      $    61,768,123  $ 1,263,148  $     3,353,282  $  23,063,724
                                                                      ===============  ===========  ===============  =============
Net assets:

    Accumulation units                                                $    61,768,123  $ 1,263,148  $     3,353,282  $  23,063,724

    Contracts in payout (annuitization) period                                      0            0                0              0
                                                                      ---------------  -----------  ---------------  ------------

       Total net assets                                               $    61,768,123  $ 1,263,148  $     3,353,282  $  23,063,724
                                                                      ===============  ===========  ===============  =============

Accumulation units outstanding                                              8,110,654      193,649          540,874      3,337,116
                                                                      ===============  ===========  ===============  =============

Contracts With Total Expenses of 1.30%:
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                        $    53,414,927  $   803,439  $     2,293,095  $  19,657,021
    Accumulation units outstanding                                          7,008,339      122,877          368,765      2,840,973
    Unit value of accumulation units                                  $          7.62  $      6.54  $          6.22  $        6.92
Contracts With Total Expenses of 1.70%:
    Net Assets                                                        $     5,885,430  $   349,152  $       389,603  $   1,913,728
    Accumulation units outstanding                                            775,379       53,641           62,826        277,682
    Unit value of accumulation units                                  $          7.59  $      6.51  $          6.20  $        6.89
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                        $     2,467,766  $   110,557  $       670,584  $   1,492,975
    Accumulation units outstanding                                            326,936       17,131          109,283        218,461
    Unit value of accumulation units                                  $          7.55  $      6.45  $          6.14  $        6.83
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                        International     Mid Cap       Money
                                                                           Growth          Stock        Market         REIT
                                                                            Fund            Fund         Fund          Fund
                                                                         (Class 2)        (Class 2)    (Class 2)     (Class 2)
                                                                       ---------------   ----------   -----------   ----------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                           $             0   $        0   $         0   $        0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                         0            0             0            0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                         0            0             0            0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                   258,869    2,559,976     5,368,902      192,855
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                         0            0             0            0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                         0            0             0            0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                         0            0             0            0
      Receivable from AIG SunAmerica Life Assurance Company                          0            0           405            0
                                                                       ---------------   ----------   -----------   ----------
Total Assets:                                                          $       258,869   $2,559,976   $ 5,369,307   $  192,855

Liabilities:                                                                         0            0             0            0
                                                                       ---------------   ----------   -----------   ----------

Net assets:                                                            $       258,869   $2,559,976   $ 5,369,307   $  192,855
                                                                       ===============   ==========   ===========   ==========

      Accumulation units                                               $       258,869   $2,559,976   $ 5,369,307   $  192,855
      Contracts in payout (annuitization) period                                     0            0             0            0
                                                                       ---------------   ----------   -----------   ----------
           Total net assets                                            $       258,869   $2,559,976   $ 5,369,307   $  192,855
                                                                       ===============   ==========   ===========   ==========
Accumulation units outstanding                                                  46,252      310,386       951,574       12,753
                                                                       ===============   ==========   ===========   ==========
Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                       $       200,643   $1,740,704   $ 4,300,843   $  183,771
      Accumulation units outstanding                                            35,799      210,552       761,286       12,145
      Unit value of accumulation units                                 $          5.60   $     8.27   $      5.65   $    15.13
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $        31,022   $  374,490   $   994,856   $    9,025
      Accumulation units outstanding                                             5,576       45,356       177,099          604
      Unit value of accumulation units                                 $          5.56   $     8.26   $      5.62   $    14.94
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $        27,204   $  444,782   $    73,608   $       59
      Accumulation units outstanding                                             4,877       54,478        13,189            4
      Unit value of accumulation units                                 $          5.58   $     8.16   $      5.58   $    14.71
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -

                                                                       Short Term       Small        Strategic          U.S.
                                                                         Income      Cap Growth       Growth         Government
                                                                          Fund          Fund        Portfolio      Securities Fund
                                                                        (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                                                       -----------   -----------   ------------   ---------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                           $         0   $         0   $          0   $             0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                     0             0              0                 0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                     0             0              0                 0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                             6,932,898     1,168,947     14,836,003        12,714,269
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                     0             0              0                 0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                     0             0              0                 0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                     0             0              0                 0
      Receivable from AIG SunAmerica Life Assurance Company                      0             0              0                 0
                                                                       -----------   -----------   ------------   ---------------
Total Assets:                                                          $ 6,932,898   $ 1,168,947   $ 14,836,003   $    12,714,269

Liabilities:                                                                     0             0              0                 0
                                                                       -----------   -----------   ------------   ---------------

Net assets:                                                            $ 6,932,898   $ 1,168,947   $ 14,836,003   $    12,714,269
                                                                       ===========   ===========   ============   ===============

      Accumulation units                                               $ 6,932,898   $ 1,168,947   $ 14,836,003   $    12,714,269
      Contracts in payout (annuitization) period                                 0             0              0                 0
                                                                       -----------   -----------   ------------   ---------------
           Total net assets                                            $ 6,932,898   $ 1,168,947   $ 14,836,003   $    12,714,269
                                                                       ===========   ===========   ============   ===============
Accumulation units outstanding                                           1,082,867       175,772      1,494,603         2,000,572
                                                                       ===========   ===========   ============   ===============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $         -   $         -   $  3,654,867   $             -
      Accumulation units outstanding                                             -             -        366,800                 -
      Unit value of accumulation units                                 $         -   $         -   $       9.96   $             -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                       $ 5,706,071   $   903,681   $  8,962,334   $     9,984,678
      Accumulation units outstanding                                       890,374       135,661        902,787         1,569,287
      Unit value of accumulation units                                 $      6.41   $      6.66   $       9.93   $          6.36
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $   855,608   $   127,935   $  1,172,212   $     2,068,917
      Accumulation units outstanding                                       133,919        19,303        118,589           326,343
      Unit value of accumulation units                                 $      6.39   $      6.63   $       9.88   $          6.34
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $         -   $         -   $    292,525   $             -
      Accumulation units outstanding                                             -             -         29,647                 -
      Unit value of accumulation units                                 $         -   $         -   $       9.87   $             -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $   371,219   $   137,331   $    754,065   $       660,674
      Accumulation units outstanding                                        58,574        20,808         76,780           104,942
      Unit value of accumulation units                                 $      6.34   $      6.60   $       9.82   $          6.30
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (Continued)

                                                                                    Nations      Nations        Nations
                                                                     West Coast      Asset       Capital      High Yield
                                                                       Equity     Allocation      Growth         Bond
                                                                        Fund       Portfolio    Portfolio      Portfolio
                                                                     (Class 2)     (Class B)     (Class B)     (Class B)
                                                                    -----------   -----------   -----------   -----------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $         0   $         0   $         0   $         0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                                     0             0             0             0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                     0             0             0             0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                             8,075,522             0             0             0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                     0     1,491,383             0    26,605,972
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                     0             0             0             0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                     0             0             0             0
   Receivable from AIG SunAmerica Life Assurance Company                      0             0             0             0
                                                                    -----------   -----------   -----------   -----------

Total Assets:                                                       $ 8,075,522   $ 1,491,383   $         0   $26,605,972

Liabilities:                                                                  0             0             0             0
                                                                    -----------   -----------   -----------   -----------

                                                                    $ 8,075,522   $ 1,491,383   $         0   $26,605,972
                                                                    ===========   ===========   ===========   ===========
Net assets:

   Accumulation units                                               $ 8,075,522   $ 1,491,383   $         0   $26,605,972
   Contracts in payout (annuitization) period                                 0             0             0             0
                                                                    -----------   -----------   -----------   -----------
        Total net assets                                            $ 8,075,522   $ 1,491,383   $         0   $26,605,972
                                                                    ===========   ===========   ===========   ===========
Accumulation units outstanding                                          772,450       145,751             0     1,849,045
                                                                    ===========   ===========   ===========   ===========
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $         -   $   792,838   $         -   $ 3,672,228
   Accumulation units outstanding                                             -        77,426             -       253,871
   Unit value of accumulation units                                 $         -   $     10.24   $         -   $     14.46
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $         -   $   563,087   $         -   $ 2,971,881
   Accumulation units outstanding                                             -        54,992             -       205,475
   Unit value of accumulation units                                 $         -   $     10.24   $         -   $     14.46
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $         -   $         -   $         -   $ 8,648,486
   Accumulation units outstanding                                             -             -             -       600,110
   Unit value of accumulation units                                 $         -   $         -   $         -   $     14.41
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $ 6,172,805   $         -   $         -   $         -
   Accumulation units outstanding                                       589,269             -             -             -
   Unit value of accumulation units                                 $     10.48   $         -   $         -   $         -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $   973,934   $         -   $         -   $         -
   Accumulation units outstanding                                        93,396             -             -             -
   Unit value of accumulation units                                 $     10.43   $         -   $         -   $         -
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $         -   $         -   $         -   $ 7,643,824
   Accumulation units outstanding                                             -             -             -       532,905
   Unit value of accumulation units                                 $         -   $         -   $         -   $     14.34
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $         -   $     1,351   $         -   $   250,641
   Accumulation units outstanding                                             -           133             -        17,481
   Unit value of accumulation units                                 $         -   $     10.16   $         -   $     14.34
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $         -   $   134,107   $         -   $ 1,830,958
   Accumulation units outstanding                                             -        13,200             -       127,703
   Unit value of accumulation units                                 $         -   $     10.16   $         -   $     14.34
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $   928,783   $         -   $         -   $         -
   Accumulation units outstanding                                        89,785             -             -             -
   Unit value of accumulation units                                 $     10.34   $         -   $         -   $         -
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $         -   $         -   $         -   $ 1,587,954
   Accumulation units outstanding                                             -             -             -       111,500
   Unit value of accumulation units                                 $         -   $         -   $         -   $     14.24

                                                                                      Nations
                                                                       Nations        Marsico       Nations       Nations
                                                                    International     Focused       Marsico       Marsico
                                                                         Value        Equities       Growth     21st Century
                                                                      Portfolio      Portfolio     Portfolio     Portfolio
                                                                      (Class B)      (Class B)     (Class B)     (Class B)
                                                                    -------------   -----------   -----------   ------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $           0   $         0   $         0   $          0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                                       0             0             0              0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                       0             0             0              0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                                       0             0             0              0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                               7,856,316    46,102,891     6,050,578      1,298,934
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                       0             0             0              0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                       0             0             0              0
    Receivable from AIG SunAmerica Life Assurance Company                       0             0             0              0
                                                                    -------------   -----------   -----------   ------------
Total Assets:                                                       $   7,856,316   $46,102,891   $ 6,050,578   $  1,298,934

Liabilities:                                                                    0             0             0              0
                                                                    -------------   -----------   -----------   ------------
                                                                    $   7,856,316   $46,102,891   $ 6,050,578   $  1,298,934
                                                                    =============   ===========   ===========   ============
Net assets:
   Accumulation units                                               $   7,856,316   $46,102,891   $ 6,050,578   $  1,298,934
   Contracts in payout (annuitization) period                                   0             0             0              0
                                                                    -------------   -----------   -----------   ------------
        Total net assets                                            $   7,856,316   $46,102,891   $ 6,050,578   $  1,298,934
                                                                    =============   ===========   ===========   ============
Accumulation units outstanding                                            599,884     4,478,641       632,492        100,867
                                                                    =============   ===========   ===========   ============
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $           -   $ 6,839,039   $ 3,136,312   $    408,963
   Accumulation units outstanding                                               -       664,662       327,478         31,699
   Unit value of accumulation units                                 $           -   $     10.29   $      9.58   $      12.90
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $   2,298,982   $ 3,759,724   $ 2,169,294   $    632,169
   Accumulation units outstanding                                         174,842       365,430       226,522         49,003
   Unit value of accumulation units                                 $       13.15   $     10.29   $      9.58   $      12.90
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $     904,320   $14,123,788   $         -   $          -
   Accumulation units outstanding                                          68,360     1,367,356             -              -
   Unit value of accumulation units                                 $       13.23   $     10.33   $         -   $          -
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $   2,646,885   $17,141,483   $         -   $          -
   Accumulation units outstanding                                         202,314     1,665,907             -              -
   Unit value of accumulation units                                 $       13.08   $     10.29   $         -   $          -
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $           -   $   350,033   $   157,879   $      3,475
   Accumulation units outstanding                                               -        34,349        16,634            272
   Unit value of accumulation units                                 $           -   $     10.19   $      9.49   $      12.78
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $     896,732   $ 1,212,472   $   587,093   $    254,327
   Accumulation units outstanding                                          68,835       118,989        61,858         19,893
   Unit value of accumulation units                                 $       13.03   $     10.19   $      9.49   $      12.78
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $   1,109,397   $ 2,676,352   $         -   $          -
   Accumulation units outstanding                                          85,533       261,948             -              -
   Unit value of accumulation units                                 $       12.97   $     10.22   $         -   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (Continued)

                                                                                 Nations
                                                                                 Marsico       Nations      Nations
                                                                           International        MidCap        Small      Nations
                                                                           Opportunities        Growth      Company        Value
                                                                               Portfolio     Portfolio    Portfolio    Portfolio
                                                                                (Class B)    (Class B)    (Class B)    (Class B)
                                                                           --------------  -----------  -----------  -----------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                          $            0  $         0  $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                       0            0            0            0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                       0            0            0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                       0            0            0            0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                               5,225,332    1,982,491    3,909,951    6,158,558
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                                       0            0            0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                       0            0            0            0

            Receivable from AIG SunAmerica Life Assurance Company                       0            0            0            0
                                                                           --------------  -----------  -----------  -----------

Total Assets:                                                              $    5,225,332  $ 1,982,491  $ 3,909,951  $ 6,158,558

Liabilities:                                                                            0            0            0            0
                                                                           --------------  -----------  -----------  -----------

                                                                           $    5,225,332  $ 1,982,491  $ 3,909,951  $ 6,158,558
                                                                           ==============  ===========  ===========  ===========
Net assets:

           Accumulation units                                              $    5,225,332  $ 1,982,491  $ 3,909,951  $ 6,158,558

           Contracts in payout (annuitization) period                                   0            0            0            0
                                                                           --------------  -----------  -----------  -----------

                Total net assets                                           $    5,225,332  $ 1,982,491  $ 3,909,951  $ 6,158,558
                                                                           ==============  ===========  ===========  ===========

Accumulation units outstanding                                                    383,059      246,614      375,891      586,677
                                                                           ==============  ===========  ===========  ===========

Contracts With Total Expenses of 1.30%:
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                      $    3,863,438  $   635,266  $ 1,197,884  $ 3,924,844
           Accumulation units outstanding                                         283,025       77,494      114,931      373,340
           Unit value of accumulation units                                $        13.65  $      8.20  $     10.42  $     10.51
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                      $      862,632  $   872,800  $ 1,969,363  $ 1,359,196
           Accumulation units outstanding                                          63,200      106,483      188,965      129,306
           Unit value of accumulation units                                $        13.65  $      8.20  $     10.42  $     10.51
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                                            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                  $            -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                      $      247,810  $    69,226  $    82,449  $   251,155
           Accumulation units outstanding                                          18,282        9,139        7,992       24,132
           Unit value of accumulation units                                $        13.55  $      7.57  $     10.32  $     10.41
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                      $      251,452  $   405,199  $   660,255  $   623,363
           Accumulation units outstanding                                          18,552       53,498       64,003       59,899
           Unit value of accumulation units                                $        13.55  $      7.57  $     10.32  $     10.41
Contracts With Total Expenses of 1.80%:
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -


                                                                                   Asset        Global                       Growth
                                                                              Allocation        Growth         Growth        Income
                                                                                    Fund          Fund           Fund          Fund
                                                                               (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                                                           ------------- ------------- -------------- --------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                          $           0 $           0 $            0 $           0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                      0             0              0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                      0             0              0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                      0             0              0             0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                      0             0              0             0
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                            106,035,631   194,389,514    404,936,125   466,901,784
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                      0             0              0             0

            Receivable from AIG SunAmerica Life Assurance Company                      0             0              0             0
                                                                           ------------- ------------- -------------- -------------

Total Assets:                                                              $ 106,035,631 $ 194,389,514 $  404,936,125 $ 466,901,784

Liabilities:                                                                           0             0              0             0
                                                                           ------------- ------------- -------------- -------------

                                                                           $ 106,035,631 $ 194,389,514 $  404,936,125 $ 466,901,784
                                                                           ============= ============= ============== =============
Net assets:

           Accumulation units                                              $ 105,999,761 $ 194,380,044 $  404,896,789 $ 466,832,165

           Contracts in payout (annuitization) period                             35,870         9,470         39,336        69,619
                                                                           ------------- ------------- -------------- -------------

                Total net assets                                           $ 106,035,631 $ 194,389,514 $  404,936,125 $ 466,901,784
                                                                           ============= ============= ============== =============

Accumulation units outstanding                                                 8,000,915    11,930,319     24,939,252    30,282,053
                                                                           ============= ============= ============== =============

Contracts With Total Expenses of 1.30%:
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                      $           - $  71,232,413 $  137,558,714 $ 146,202,954
           Accumulation units outstanding                                              -     4,367,465      8,463,896     9,472,512
           Unit value of accumulation units                                $           - $       16.31 $        16.25       $ 15.43
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                      $ 101,193,850 $  76,252,939 $  170,615,143 $ 210,820,806
           Accumulation units outstanding                                      7,633,623     4,675,403     10,498,114    13,659,490
           Unit value of accumulation units                                $       13.26 $       16.31 $        16.25 $       15.43
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                      $           - $  12,398,204 $   24,453,231 $  26,677,352
           Accumulation units outstanding                                              -       760,159      1,504,562     1,728,399
           Unit value of accumulation units                                $           - $       16.31 $        16.25 $       15.43
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                                                                         -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                      $           - $  21,350,585 $   44,297,777 $  50,484,386
           Accumulation units outstanding                                              -     1,315,059      2,738,051     3,287,526
           Unit value of accumulation units                                $           - $       16.24 $        16.18 $       15.36
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                      $           - $   8,112,268 $   16,961,405 $  18,181,486
           Accumulation units outstanding                                              -       500,468      1,049,531     1,185,041
           Unit value of accumulation units                                $           - $       16.21 $        16.16 $       15.34
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                      $   4,841,781 $   2,623,622 $    6,138,241 $   8,916,645
           Accumulation units outstanding                                        367,292       161,857        379,822       581,187
           Unit value of accumulation units                                $       13.18 $       16.21 $        16.16 $       15.34
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                      $           - $   2,419,483 $    4,911,614 $   5,618,155
           Accumulation units outstanding                                              -       149,908        305,276       367,898
           Unit value of accumulation units                                $           - $       16.14 $        16.09 $       15.27

(1) Offered in Polaris Platinum, Polaris
    Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (Continued)

                                                                              Asset          Cash                       Growth-
                                                                            Allocation    Management      Growth         Income
                                                                               Fund          Fund          Fund           Fund
                                                                            (Class 3)     (Class 3)      (Class 3)     (Class 3)
                                                                          ------------  ------------  -------------  ------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                         $          0  $          0  $           0  $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                    0             0              0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                    0             0              0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                    0             0              0             0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                    0             0              0             0
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                           80,971,645    19,856,923    513,110,307   534,964,148
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                    0             0              0             0

            Receivable from AIG SunAmerica Life Assurance Company                    0             0              0             0
                                                                          ------------  ------------  -------------  ------------

Total Assets:                                                             $ 80,971,645  $ 19,856,923  $ 513,110,307  $534,964,148

Liabilities:                                                                         0             0              0             0
                                                                          ------------  ------------  -------------  ------------

                                                                          $ 80,971,645  $ 19,856,923  $ 513,110,307  $534,964,148
                                                                          ============  ============  =============  ============
Net assets:

           Accumulation units                                             $ 79,701,608  $ 19,239,182  $ 499,871,641  $519,083,986

           Contracts in payout (annuitization) period                        1,270,037       617,741     13,238,666    15,880,162
                                                                          ------------  ------------  -------------  ------------

                Total net assets                                          $ 80,971,645  $ 19,856,923  $ 513,110,307  $534,964,148
                                                                          ============  ============  =============  ============

Accumulation units outstanding                                               2,082,420       956,023      3,520,459     4,788,401
                                                                          ============  ============  =============  ============

Contracts With Total Expenses of 1.30%:
           Net Assets                                                     $ 77,993,959  $ 19,758,798  $ 494,685,600  $514,708,587
           Accumulation units outstanding                                    2,005,309       951,265      3,393,170     4,605,842
           Unit value of accumulation units                               $      38.89  $      20.77  $      145.79  $     111.75
Contracts With Total Expenses of 1.40%:
           Net Assets                                                     $  2,977,686  $     98,125  $  18,424,707  $ 20,255,561
           Accumulation units outstanding                                       77,111         4,758        127,289       182,559
           Unit value of accumulation units                               $      38.62  $      20.62  $      144.75  $     110.95
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -


                                                                                                              U.S.
                                                                                                          Government/
                                                                            High-Income                    AAA-Rated      Growth
                                                                               Bond       International    Securities   and Income
                                                                               Fund           Fund            Fund       Portfolio
                                                                             (Class 3)      (Class 3)      (Class 3)    (Class VC)
                                                                           ------------  --------------  ------------  ------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                          $          0  $            0  $          0  $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                     0               0             0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                     0               0             0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                     0               0             0             0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                     0               0             0             0
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                            45,026,494     113,116,567    43,050,579             0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                     0               0             0   153,058,883

            Receivable from AIG SunAmerica Life Assurance Company                     0               0             0             0
                                                                           ------------  --------------  ------------  ------------

Total Assets:                                                              $ 45,026,494  $  113,116,567  $ 43,050,579  $153,058,883

Liabilities:                                                                          0               0             0             0
                                                                           ------------  --------------  ------------  ------------

                                                                           $ 45,026,494  $  113,116,567  $ 43,050,579  $ 153,058,88
                                                                           ============  ==============  ============  ============
Net assets:

           Accumulation units                                              $ 43,100,112  $  111,484,898  $ 41,150,905  $153,058,883

           Contracts in payout (annuitization) period                         1,926,382       1,631,669     1,899,674             0
                                                                           ------------  --------------  ------------  ------------

                Total net assets                                           $ 45,026,494  $  113,116,567  $ 43,050,579  $153,058,883
                                                                           ============  ==============  ============  ============

Accumulation units outstanding                                                  725,768       3,184,962     1,391,833    13,083,519
                                                                           ============  ==============  ============  ============

Contracts With Total Expenses of 1.30%:
           Net Assets                                                      $ 43,961,335  $  109,352,032  $ 41,778,850  $          -
           Accumulation units outstanding                                       708,479       3,078,225     1,350,430             -
           Unit value of accumulation units                                $      62.05  $        35.52  $      30.94  $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                      $  1,065,159  $    3,764,535  $  1,271,729  $          -
           Accumulation units outstanding                                        17,289         106,737        41,403             -
           Unit value of accumulation units                                $      61.61  $        35.27  $      30.72  $          -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                      $          -  $            -  $          -  $ 45,450,269
           Accumulation units outstanding                                             -               -             -     3,880,250
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.71
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                      $          -  $            -  $          -  $ 80,556,191
           Accumulation units outstanding                                             -               -             -     6,877,619
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.71
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                      $          -  $            -  $          -  $  5,413,493
           Accumulation units outstanding                                             -               -             -       462,159
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.71
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                      $          -  $            -  $          -  $ 11,167,670
           Accumulation units outstanding                                             -               -             -       961,474
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.62
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                      $          -  $            -  $          -  $  4,948,627
           Accumulation units outstanding                                             -               -             -       425,711
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.62
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                      $          -  $            -  $          -  $  4,243,420
           Accumulation units outstanding                                             -               -             -       365,045
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.62
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                      $          -  $            -  $          -  $  1,279,213
           Accumulation units outstanding                                             -               -             -       111,261
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.50

(1) Offered in Polaris Platinum, Polaris
    Protector and Polaris Platinum II products.
(2) Offered in Polaris and Polaris II product.
(3) Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in Diversified Strategies product.
(6) Offered in Diversified Strategies III product.
(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (Continued)

                                                                                  Mid Cap
                                                                                   Value
                                                                                 Portfolio
                                                                                 (Class VC)
                                                                                ------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                                    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                               0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                               0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                               0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                               0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      93,178,487

      Receivable from AIG SunAmerica Life Assurance Company                                0
                                                                                ------------
Total Assets:                                                                   $ 93,178,487

Liabilities:                                                                               0
                                                                                ------------
                                                                                $ 93,178,487
                                                                                ============
Net assets:

      Accumulation units                                                        $ 93,091,460

      Contracts in payout (annuitization) period                                      87,027
                                                                                ------------
           Total net assets                                                     $ 93,178,487
                                                                                ============
Accumulation units outstanding                                                     7,282,874
                                                                                ============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                                $ 89,329,919
      Accumulation units outstanding                                               6,980,096
      Unit value of accumulation units                                          $      12.80
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                                $  3,848,568
      Accumulation units outstanding                                                 302,778
      Unit value of accumulation units                                          $      12.71
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2004
                                   (Unaudited)

                                                                          Net Asset Value      Net Asset
Variable Accounts                                             Shares         Per Share           Value               Cost
--------------------                                       -----------    ---------------   ---------------     ---------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                     25,964,098       $  14.72       $   382,278,134     $   357,442,047
   Capital Appreciation Portfolio (Class 1)                 25,757,514          33.05           851,237,491         966,366,853
   Government and Quality Bond Portfolio (Class 1)          24,570,063          14.98           368,063,059         365,443,566
   Growth Portfolio (Class 1)                               13,615,957          27.56           375,237,336         398,914,681
   Natural Resources Portfolio (Class 1)                     3,615,506          31.37           113,436,088          74,589,692
   Asset Allocation Portfolio (Class 2)                      1,250,378          14.70            18,384,242          16,420,147
   Capital Appreciation Portfolio (Class 2)                  3,747,899          32.88           123,237,079         100,953,951
   Government and Quality Bond Portfolio (Class 2)           8,642,536          14.97           129,395,172         132,516,688
   Growth Portfolio (Class 2)                                2,798,826          27.54            77,079,482          63,208,728
   Natural Resources Portfolio (Class 2)                       680,308          31.33            21,312,223          15,618,072
   Asset Allocation Portfolio (Class 3)                        810,528          14.69            11,903,503          11,122,151
   Capital Appreciation Portfolio (Class 3)                  5,138,864          32.82           168,649,045         149,293,621
   Government and Quality Bond Portfolio (Class 3)          14,334,609          14.95           214,338,476         219,520,865
   Growth Portfolio (Class 3)                                3,626,191          27.51            99,754,464          86,909,396
   Natural Resources Portfolio (Class 3)                       677,103          31.29            21,183,866          17,645,306

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                    14,124,079       $  10.19       $   143,920,224     $   173,839,700
   Alliance Growth Portfolio (Class 1)                      39,729,707          18.87           749,771,483       1,039,051,508
   Blue Chip Growth Portfolio (Class 1)                      3,903,905           6.41            25,017,804          25,495,525
   Cash Management Portfolio (Class 1)                      12,646,643          10.68           135,050,861         136,047,678
   Corporate Bond Portfolio (Class 1)                       16,286,012          11.96           194,730,836         185,841,127
   Davis Venture Value Portfolio (Class 1)                  63,466,627          26.12         1,657,605,750       1,396,452,041
   "Dogs" of Wall Street Portfolio (Class 1)                 7,368,599          10.70            78,877,465          68,923,492
   Emerging Markets Portfolio (Class 1)                      7,654,864          11.50            88,049,372          60,028,987
   Federated American Leaders Portfolio (Class 1)            9,649,815          16.33           157,581,658         144,308,187
   Global Bond Portfolio (Class 1)                           7,133,174          11.60            82,766,021          78,585,869
   Global Equities Portfolio (Class 1)                      16,117,640          11.54           185,921,956         205,803,116
   Goldman Sachs Research Portfolio (Class 1)                2,552,367           7.43            18,976,094          18,368,028
   Growth-Income Portfolio (Class 1)                        29,297,297          23.89           699,908,679         686,658,085
   Growth Opportunities Portfolio (Class 1)                  3,573,859           5.09            18,188,614          18,524,972
   High-Yield Bond Portfolio (Class 1)                      32,553,182           7.25           235,859,948         224,893,913
   International Diversified Equities Portfolio (Class 1)   19,373,687           7.84           151,934,480         147,478,958
   International Growth & Income Portfolio (Class 1)        18,197,012          11.96           217,669,286         178,136,782
   Marsico Growth Portfolio (Class 1)                        5,923,425          11.08            65,643,534          52,193,379
   MFS Massachusetts Investors Trust Portfolio (Class 1)    16,630,395          11.59           192,713,777         210,792,860
   MFS Mid-Cap Growth Portfolio (Class 1)                   16,998,111           9.07           154,117,911         200,302,297
   MFS Total Return Portfolio (Class 1)                     30,871,385          17.73           547,419,678         467,096,332
   Putnam Growth: Voyager Portfolio (Class)                 13,596,315          14.63           198,871,321         269,638,071
   Real Estate Portfolio (Class 1)                           7,701,305          19.75           152,120,150          94,368,488
   SunAmerica Balanced Portfolio (Class 1)                  12,936,108          14.00           181,055,953         213,413,589
   Technology Portfolio (Class 1)                           10,119,047           2.63            26,583,352          28,026,915
   Telecom Utility Portfolio (Class 1)                       4,693,927           8.75            41,052,332          47,655,870
   Worldwide High Income Portfolio (Class 1)                 9,003,613           7.67            69,072,552          77,632,821
   Aggressive Growth Portfolio (Class 2)                     1,276,082          10.16            12,961,719          10,665,354
   Alliance Growth Portfolio (Class 2)                       3,654,345          18.85            68,896,859          61,769,831
   Blue Chip Growth Portfolio (Class 2)                      1,918,567           6.40            12,287,985          10,924,437
   Cash Management Portfolio (Class 2)                       4,532,551          10.66            48,330,416          48,636,521
   Corporate Bond Portfolio (Class 2)                        4,538,504          11.94            54,193,855          52,202,277
   Davis Venture Value Portfolio (Class 2)                   7,539,087          26.08           196,647,275         154,054,305
   "Dogs" of Wall Street Portfolio (Class 2)                 1,906,248          10.69            20,381,063          17,332,991
   Emerging Markets Portfolio (Class 2)                      1,147,020          11.48            13,164,866           9,689,614
   Federated American Leaders Portfolio (Class 2)            1,270,822          16.31            20,723,558          17,451,253
   Foreign Value Portfolio (Class 2)                         3,972,637          14.66            58,239,499          46,710,117
   Global Bond Portfolio (Class 2)                           1,209,969          11.56            13,981,610          13,401,947
   Global Equities Portfolio (Class 2)                         989,194          11.50            11,374,003           9,284,675
   Goldman Sachs Research Portfolio (Class 2)                  830,853           7.40             6,144,254           4,836,416
   Growth-Income Portfolio (Class 2)                         1,708,684          23.86            40,777,284          34,372,390
   Growth Opportunities Portfolio (Class 2)                  1,181,805           5.06             5,980,833           5,169,047
   High-Yield Bond Portfolio (Class 2)                       5,657,482           7.23            40,928,981          36,411,966
   International Diversified Equities Portfolio (Class 2)    5,821,349           7.80            45,428,670          37,029,345
   International Growth & Income Portfolio (Class 2)         2,638,687          11.99            31,636,685          22,815,579
   Marsico Growth Portfolio (Class 2)                        4,091,118          11.03            45,145,301          35,813,669
   MFS Massachusetts Investors Trust Portfolio (Class 2)     2,465,336          11.59            28,561,412          24,169,872
   MFS Mid-Cap Growth Portfolio (Class 2)                    6,036,963           9.02            54,442,777          45,932,543
   MFS Total Return Portfolio (Class 2)                      8,484,604          17.71           150,291,875         128,091,964
   Putnam Growth: Voyager Portfolio (Class 2)                  643,293          14.61             9,396,286           8,462,623
   Real Estate Portfolio (Class 2)                           1,636,806          19.71            32,262,874          22,270,841
   Small & Mid Cap Value Portfolio (Class 2)                 2,906,074          15.74            45,740,841          37,444,100
   SunAmerica Balanced Portfolio (Class 2)                   1,576,632          13.98            22,041,926          20,455,478
   Technology Portfolio (Class 2)                            3,947,471           2.62            10,328,998           9,631,675
   Telecom Utility Portfolio (Class 2)                         368,007           8.74             3,216,118           2,983,465
   Worldwide High Income Portfolio (Class 2)                   971,489           7.65             7,429,844           7,010,554
   Aggressive Growth Portfolio (Class 3)                       709,345          10.13             7,188,034           6,293,958
   Alliance Growth Portfolio (Class 3)                       3,674,720          18.83            69,204,069          62,060,467
   Blue Chip Growth Portfolio (Class 3)                      1,237,642           6.39             7,913,678           7,264,087
   Cash Management Portfolio (Class 3)                       9,993,954          10.65           106,434,930         106,793,078
   Corporate Bond Portfolio (Class 3)                        7,082,622          11.93            84,467,485          83,950,173
   Davis Venture Value Portfolio (Class 3)                   8,446,902          26.05           220,042,179         189,641,341
   "Dogs" of Wall Street Portfolio (Class 3)                 1,187,094          10.68            12,678,068          11,473,067
   Emerging Markets Portfolio (Class 3)                        986,074          11.47            11,307,326           9,467,913
   Federated American Leaders Portfolio (Class 3)            1,929,338          16.29            31,424,127          28,613,803
   Foreign Value Portfolio (Class 3)                        11,702,978          14.67           171,656,726         145,152,313
   Global Bond Portfolio (Class 3)                           1,444,749          11.53            16,657,356          16,357,748
   Global Equities Portfolio (Class 3)                         627,413          11.48             7,200,517           6,362,522
   Goldman Sachs Research Portfolio (Class 3)                  131,635           7.38               971,168             886,122
   Growth-Income Portfolio (Class 3)                           787,855          23.84            18,778,665          16,346,881
   Growth Opportunities Portfolio (Class 3)                    722,011           5.05             3,645,824           3,323,457
   High-Yield Bond Portfolio (Class 3)                       6,048,556           7.23            43,718,981          40,702,961

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2004
                                   (Unaudited)

                                                                         Net Asset Value       Net Asset
Variable Accounts                                             Shares        Per Share            Value               Cost
--------------------                                       -----------   ---------------    ---------------     ---------------
SUNAMERICA SERIES TRUST (continued):
   International Diversified Equities Portfolio (Class 3)   12,983,322      $   7.80        $   101,220,144     $    86,228,213
   International Growth & Income Portfolio (Class 3)         2,937,849         11.98             35,194,607          28,799,598
   Marsico Growth Portfolio (Class 3)                        2,103,783         11.01             23,167,131          19,698,101
   MFS Massachusetts Investors Trust Portfolio (Class 3)     2,891,900         11.57             33,465,893          28,957,989
   MFS Mid-Cap Growth Portfolio (Class 3)                    6,065,416          9.00             54,574,948          46,467,395
   MFS Total Return Portfolio (Class 3)                      7,482,794         17.70            132,416,887         118,952,324
   Putnam Growth: Voyager Portfolio (Class 3)                  220,435         14.58              3,213,032           2,895,535
   Real Estate Portfolio (Class 3)                           1,504,359         19.68             29,611,420          23,345,337
   Small & Mid Cap Value Portfolio (Class 3)                 7,572,793         15.73            119,131,771         103,121,859
   SunAmerica Balanced Portfolio (Class 3)                     861,421         13.97             12,029,966          11,229,624
   Technology Portfolio (Class 3)                            3,396,868          2.61              8,870,679           8,353,567
   Telecom Utility Portfolio (Class 3)                           9,794          8.73                 85,506              76,677
   Worldwide High Income Portfolio (Class 3)                   120,091          7.64                917,051             899,270

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                                       19,649,883      $  13.69        $   269,006,904     $   216,375,829
   Emerging Growth Portfolio                                 1,132,618         25.84             29,266,860          26,031,280
   Growth and Income Portfolio                              14,077,674         19.29            271,558,342         222,828,408

WM VARIABLE TRUST:
   Balanced Portfolio (Class 1)                              9,449,502      $  16.08        $   151,947,986     $   129,113,449
   Conservative Balanced Portfolio (Class 1)                 1,258,258         11.82             14,872,611          13,205,027
   Conservative Growth Portfolio (Class 1)                   4,369,328         16.89             73,797,945          59,863,298
   Equity Income Fund (Class 1)                              1,330,857         16.26             21,639,735          16,321,827
   Flexible Income Portfolio (Class 1)                       2,563,358         14.10             36,143,342          33,199,973
   Growth Fund (Class 1)                                       134,505         13.03              1,752,597           1,495,284
   Growth & Income Fund (Class 1)                              487,082         18.19              8,860,014           7,400,289
   Income Fund (Class 1)                                       891,054         11.08              9,872,875           9,633,035
   International Growth Fund (Class 1)                          40,302         12.77                514,659             439,142
   Mid Cap Stock Fund (Class 1)                                328,244         16.44              5,396,331           4,393,832
   Money Market Fund (Class 1)                               4,136,739          1.00              4,136,739           4,136,739
   REIT Fund (Class 1)                                          36,543         16.96                619,770             517,727
   Short Term Income Fund (Class 1)                          1,502,181          2.58              3,875,626           3,932,277
   Small Cap Growth Fund (Class 1)                             230,575          9.85              2,271,166           1,884,625
   Strategic Growth Portfolio (Class 1)                      1,042,888         18.45             19,241,277          15,614,724
   U.S. Government Securities Fund (Class 1)                 1,385,902         10.71             14,843,010          15,001,237
   West Coast Equity Fund (Class 1)                            706,021         20.45             14,438,128          10,837,854
   Balanced Portfolio (Class 2)                              8,185,210         15.99            130,881,501         114,505,722
   Conservative Balanced Portfolio (Class 2)                 1,281,123         11.75             15,053,195          13,840,488
   Conservative Growth Portfolio (Class 2)                   2,988,826         16.80             50,212,271          42,774,894
   Equity Income Fund (Class 2)                              1,140,868         16.18             18,459,243          14,940,413
   Flexible Income Portfolio (Class 2)                       4,405,715         14.02             61,768,123          58,168,857
   Growth Fund (Class 2)                                        97,616         12.94              1,263,148           1,097,797
   Growth & Income Fund (Class 2)                              185,264         18.10              3,353,282           2,890,743
   Income Fund (Class 2)                                     2,092,897         11.02             23,063,724          22,668,340
   International Growth Fund (Class 2)                          20,367         12.71                258,869             211,385
   Mid Cap Stock Fund (Class 2)                                156,478         16.36              2,559,976           2,122,309
   Money Market Fund (Class 2)                               5,368,902          1.00              5,368,902           5,368,902
   REIT Fund (Class 2)                                          11,412         16.90                192,855             170,872
   Short Term Income Fund (Class 2)                          2,708,163          2.56              6,932,898           7,050,317
   Small Cap Growth Fund (Class 2)                             119,647          9.77              1,168,947           1,040,423
   Strategic Growth Portfolio (Class 2)                        807,621         18.37             14,836,003          12,633,021
   U.S. Government Securities Fund (Class 2)                 1,191,590         10.67             12,714,269          12,857,466
   West Coast Equity Fund (Class 2)                            396,832         20.35              8,075,522           6,474,122

NATIONS SEPARATE ACCOUNT TRUST (Class B):
   Nations Asset Allocation Portfolio                          147,370      $  10.12        $     1,491,383     $     1,322,945
   Nations Capital Growth Portfolio                                  0             -                      0                   0
   Nations High Yield Bond Portfolio                         2,524,286         10.54             26,605,972          25,654,143
   Nations International Value Portfolio                       688,547         11.41              7,856,316           5,840,234
   Nations Marsico Focused Equities Portfolio                2,731,214         16.88             46,102,891          38,535,840
   Nations Marsico Growth Portfolio                            363,398         16.65              6,050,578           5,059,162
   Nations Marsico 21st Century Portfolio                      124,897         10.40              1,298,934             935,713
   Nations Marsico International Opportunities Portfolio       331,978         15.74              5,225,332           4,308,253
   Nations MidCap Growth Portfolio                             244,752          8.10              1,982,491           1,633,496
   Nations Small Company Portfolio                             367,822         10.63              3,909,951           3,143,665
   Nations Value Portfolio                                     523,687         11.76              6,158,558           5,237,172

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                           6,876,500      $  15.42        $   106,035,631     $    94,090,496
   Global Growth Fund (Class 2)                             11,282,038         17.23            194,389,514         167,720,580
   Growth Fund (Class 2)                                     7,924,386         51.10            404,936,125         347,240,026
   Growth-Income Fund (Class 2)                             12,742,953         36.64            466,901,784         406,571,074
   Asset Allocation Fund (Class 3)                           5,227,350         15.49             80,971,645          88,158,209
   Cash Management Fund (Class 3)                            1,793,760         11.07             19,856,923          20,050,662
   Growth Fund (Class 3)                                     9,986,577         51.38            513,110,307         602,907,649
   Growth-Income Fund (Class 3)                             14,537,069         36.80            534,964,148         595,552,165
   High-Income Bond Fund (Class 3)                           3,498,562         12.87             45,026,494          52,149,052
   International Fund (Class 3)                              7,150,226         15.82            113,116,567         128,132,776
   U.S. Government/AAA-Rated Securities Fund (Class 3)       3,572,662         12.05             43,050,579          47,121,523

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                               5,631,305      $  27.18        $   153,058,883     $   128,639,839
   Mid Cap Value Portfolio                                   4,481,890         20.79             93,178,487          75,205,088

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)

                                                                        Government
                                              Asset        Capital          and                            Natural        Asset
                                           Allocation    Appreciation   Quality Bond    Growth            Resources    Allocation
                                            Portfolio     Portfolio      Portfolio     Portfolio          Portfolio     Portfolio
                                            (Class 1)     (Class 1)      (Class 1)     (Class 1)          (Class 1)     (Class 2)
                                          ------------  -------------  -------------  ------------      -------------  -----------
Investment income:
     Dividends                            $ 10,411,285  $           0  $  18,617,449  $  2,022,811      $     715,103  $   438,503
                                          ------------  -------------  -------------  ------------      -------------  -----------
         Total investment income            10,411,285              0     18,617,449     2,022,811            715,103      438,503
                                          ------------  -------------  -------------  ------------      -------------  -----------
Expenses:
     Mortality and expense risk charge      (5,361,661)   (11,863,519)    (5,653,467)   (4,998,841)        (1,295,485)    (228,237)
     Distribution expense charge              (586,503)    (1,294,902)      (616,175)     (545,817)          (141,330)     (23,363)
                                          ------------  -------------  -------------  ------------      -------------  -----------
         Total expenses                     (5,948,164)   (13,158,421)    (6,269,642)   (5,544,658)        (1,436,815)    (251,600)
                                          ------------  -------------  -------------  ------------      -------------  -----------

Net investment income (loss)                 4,463,121    (13,158,421)    12,347,807    (3,521,847)          (721,712)     186,903
                                          ------------  -------------  -------------  ------------      -------------  -----------
Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              66,564,967    158,830,554    125,713,718    69,893,708         17,048,223    2,454,177
     Cost of shares sold                   (64,488,405)  (194,542,114)  (122,889,334)  (80,306,790)       (12,339,570)  (2,119,434)
                                          ------------  -------------  -------------  ------------      -------------  -----------
Net realized gains (losses) from
   securities transactions                   2,076,562    (35,711,560)     2,824,384   (10,413,082)         4,708,653      334,743
Realized gain distributions                          0              0        158,447             0          3,215,578            0
                                          ------------  -------------  -------------  ------------      -------------  -----------

Net realized gains (losses)                  2,076,562    (35,711,560)     2,982,831   (10,413,082)         7,924,231      334,743
                                          ------------  -------------  -------------  ------------      -------------  -----------
Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                      (602,016)  (222,845,346)    10,671,906   (69,397,413)        25,647,029    1,137,179
     End of period                          24,836,087   (115,129,362)     2,619,493   (23,677,345)        38,846,396    1,964,095
                                          ------------  -------------  -------------  ------------      -------------  -----------
Change in net unrealized appreciation
    (depreciation) of investments           25,438,103    107,715,984     (8,052,413)   45,720,068         13,199,367      826,916
                                          ------------  -------------  -------------  ------------      -------------  -----------
Increase (decrease) in net assets
    from operations                       $ 31,977,786  $  58,846,003  $   7,278,225  $ 31,785,139      $  20,401,886  $  1,348,562
                                          ============  =============  =============  ============      =============  ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                         Government
                                           Capital          and                      Natural       Asset        Capital
                                         Appreciation   Quality Bond     Growth     Resources    Allocation   Appreciation
                                          Portfolio      Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                          (Class 2)       (Class 2)    (Class 2)    (Class 2)    (Class 3)      (Class 3)
                                         ------------   ------------   ----------   ----------   ----------   -------------
Investment income:
      Dividends                          $          0   $  5,953,392   $  313,050   $  116,409   $  205,921   $           0
                                         ------------   ------------   ----------   ----------   ----------   -------------
          Total investment income                   0      5,953,392      313,050      116,409      205,921               0
                                         ------------   ------------   ----------   ----------   ----------   -------------
Expenses:
      Mortality and expense risk charge    (1,580,963)    (1,810,485)    (956,809)    (229,710)    (104,809)     (1,574,904)
      Distribution expense charge            (166,910)      (191,368)    (101,540)     (24,103)     (10,175)       (164,058)
                                         ------------   ------------   ----------   ----------   ----------   -------------
          Total expenses                   (1,747,873)    (2,001,853)  (1,058,349)    (253,813)    (114,984)     (1,738,962)
                                         ------------   ------------   ----------   ----------   ----------   -------------

Net investment income (loss)               (1,747,873)     3,951,539     (745,299)    (137,404)      90,937      (1,738,962)
                                         ------------   ------------   ----------   ----------   ----------   -------------

Net realized gains (losses) from
securities transactions:
      Proceeds from shares sold            11,497,175     27,964,620    7,139,610    4,120,356    1,535,298       1,833,276
      Cost of shares sold                 (10,120,247)   (28,177,663)  (6,312,695)  (3,162,966)  (1,470,770)     (1,769,717)
                                         ------------   ------------   ----------   ----------   ----------   -------------

Net realized gains (losses) from
      securities transactions               1,376,928       (213,043)     826,915      957,390       64,528          63,559
Realized gain distributions                         0         52,326            0      611,100            0               0
                                         ------------   ------------   ----------   ----------   ----------   -------------

Net realized gains (losses)                 1,376,928       (160,717)     826,915    1,568,490       64,528          63,559
                                         ------------   ------------   ----------   ----------   ----------   -------------

Net unrealized appreciation
      (depreciation) of investments:
      Beginning of period                  13,828,335     (1,448,662)   7,611,939    3,307,487      218,738       7,288,648
      End of period                        22,283,128     (3,121,516)  13,870,754    5,694,151      781,352      19,355,424
                                         ------------   ------------   ----------   ----------   ----------   -------------

Change in net unrealized appreciation
    (depreciation) of investments           8,454,793     (1,672,854)   6,258,815    2,386,664      562,614      12,066,776
                                         ------------   ------------   ----------   ----------   ----------   -------------

Increase (decrease) in net assets from
    operations                           $  8,083,848   $  2,117,968   $6,340,431   $3,817,750   $  718,079   $  10,391,373
                                         ============   ============   ==========   ==========   ==========   =============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                          Government
                                              and                     Natural     Aggressive     Alliance    Blue Chip
                                         Quality Bond    Growth      Resources      Growth        Growth       Growth
                                           Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                           (Class 3)    (Class 3)    (Class 3)     (Class 1)    (Class 1)     (Class 1)
                                         ------------  -----------  -----------  ------------  ------------  ----------
Investment income:
      Dividends                          $  8,322,148  $   265,395  $    78,979  $          0  $  2,365,185  $   39,146
                                         ------------  -----------  -----------  ------------  ------------  ----------
          Total investment income           8,322,148      265,395       78,979             0      2,365,185      39,146
                                         ------------  -----------  -----------  ------------  ------------  ----------

Expenses:
      Mortality and expense risk charge    (2,365,780)    (936,091)    (173,343)   (1,847,929   (10,834,696)   (360,843))
      Distribution expense charge            (245,599)     (97,370)     (17,975)     (201,805    (1,183,744)    (39,186))
                                         ------------  -----------  -----------  ------------  ------------  ----------
          Total expenses                   (2,611,379)  (1,033,461)    (191,318)   (2,049,734   (12,018,440)   (400,029))
                                         ------------  -----------  -----------  ------------  ------------  ----------

Net investment income (loss)                5,710,769     (768,066)    (112,339)   (2,049,734    (9,653,255)   (360,883))
                                         ------------  -----------  -----------  ------------  ------------  ----------

Net realized gains (losses) from
securities transactions:
      Proceeds from shares sold            15,090,231    1,448,710    3,167,816    70,230,279   215,447,002   8,736,384
      Cost of shares sold                 (15,358,137)  (1,346,806)  (2,770,688) (101,156,824  (320,459,831) (9,322,066))
                                         ------------  -----------  -----------  ------------  ------------  ----------

Net realized gains (losses) from
      securities transactions                (267,906)     101,904      397,128   (30,926,545  (105,012,829)   (585,682))
Realized gain distributions                    74,740            0      472,819             0             0           0
                                         ------------  -----------  -----------  ------------  ------------  ----------

Net realized gains (losses)                  (193,166)     101,904      869,947   (30,926,545  (105,012,829)   (585,682))
                                         ------------  -----------  -----------  ------------  ------------  ----------

Net unrealized appreciation
      (depreciation) of investments:
      Beginning of period                  (2,281,736)   4,675,956    1,182,407   (81,432,005  (446,127,975) (2,286,647))
      End of period                        (5,182,389)  12,845,068    3,538,560   (29,919,476  (289,280,025)   (477,721))
                                         ------------  -----------  -----------  ------------  ------------  ----------

Change in net unrealized appreciation
    (depreciation) of investments          (2,900,653)   8,169,112    2,356,153    51,512,529   156,847,950   1,808,926
                                         ------------  -----------  -----------  ------------  ------------  ----------

Increase (decrease) in net assets from
    operations                           $  2,616,950  $ 7,502,950  $ 3,113,761  $ 18,536,250  $ 42,181,866  $  862,361
                                         ============  ===========  ===========  ============  ============  ==========

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                          Davis                                     Federated
                                             Cash        Corporate       Venture       "Dogs" of      Emerging      American
                                          Management        Bond          Value       Wall Street      Markets       Leaders
                                          Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                          (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                         ------------   ------------  -------------   -----------   ------------   ------------
Investment income:
      Dividends                          $  1,350,001   $  9,927,516  $  14,018,845   $ 1,870,962   $    855,530   $  2,238,854
                                         ------------   ------------  -------------   -----------   ------------   ------------
          Total investment income           1,350,001      9,927,516     14,018,845     1,870,962        855,530      2,238,854
                                         ------------   ------------  -------------   -----------   ------------   ------------

Expenses:
      Mortality and expense risk charge    (2,484,571)    (2,807,934)   (22,618,072)   (1,141,413     (1,132,155)    (2,217,249))
      Distribution expense charge            (271,204)      (305,956)    (2,469,303)     (124,415       (123,637)      (242,102))
                                         ------------   ------------  -------------   -----------   ------------   ------------
          Total expenses                   (2,755,775)    (3,113,890)   (25,087,375)   (1,265,828     (1,255,792)    (2,459,351))
                                         ------------   ------------  -------------   -----------   ------------   ------------

Net investment income (loss)               (1,405,774)     6,813,626    (11,068,530)      605,134       (400,262)      (220,497)
                                         ------------   ------------  -------------   -----------   ------------   ------------

Net realized gains (losses) from
securities transactions:
      Proceeds from shares sold           277,929,504     48,105,966    256,461,484    21,434,211     25,435,339     33,930,683
      Cost of shares sold                (280,793,331)   (45,759,352)  (226,728,070)  (19,594,790    (20,958,986)   (33,085,937))
                                         ------------   ------------  -------------   -----------   ------------   ------------

Net realized gains (losses) from
      securities transactions              (2,863,827)     2,346,614     29,733,414     1,839,421      4,476,353        844,746
Realized gain distributions                         0              0              0             0              0              0
                                         ------------   ------------  -------------   -----------   ------------   ------------

Net realized gains (losses)                (2,863,827)     2,346,614     29,733,414     1,839,421      4,476,353        844,746
                                         ------------   ------------  -------------   -----------   ------------   ------------

Net unrealized appreciation
      (depreciation) of investments:
      Beginning of period                  (3,950,135)     7,966,688     97,837,294     6,435,899     16,800,141      1,659,023
      End of period                          (996,817)     8,889,709    261,153,709     9,953,973     28,020,385     13,273,471
                                         ------------   ------------  -------------   -----------   ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments           2,953,318        923,021    163,316,415     3,518,074     11,220,244     11,614,448
                                         ------------   ------------  -------------   -----------   ------------   ------------

Increase (decrease) in net assets from
    operations                           $ (1,316,283)  $ 10,083,261  $ 181,981,299   $ 5,962,629   $ 15,296,335   $ 12,238,697
                                         ============   ============  =============   ===========   ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                        Goldman
                                           Global         Global         Sachs        Growth-         Growth       High-Yield
                                            Bond         Equities      Research       Income       Opportunities      Bond
                                         Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                         (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                        ------------   ------------   -----------   ------------   ------------   -------------
Investment income:
     Dividends                          $          0   $    574,488   $         0   $  4,835,501   $          0   $  19,898,314
                                        ------------   ------------   -----------   ------------   ------------   -------------
         Total investment income                   0        574,488             0      4,835,501              0      19,898,314
                                        ------------   ------------   -----------   ------------   ------------   -------------

Expenses:
     Mortality and expense risk charge    (1,209,382)    (2,632,236)     (280,079     (9,930,395)      (315,951)     (3,210,170))
     Distribution expense charge            (131,767)      (287,781)      (30,355     (1,084,998)       (34,398)       (350,664))
                                        ------------   ------------   -----------   ------------   ------------   -------------
         Total expenses                   (1,341,149)    (2,920,017)     (310,434    (11,015,393)      (350,349)     (3,560,834))
                                        ------------   ------------   -----------   ------------   ------------   -------------

Net investment income (loss)              (1,341,149)    (2,345,529)     (310,434     (6,179,892)      (350,349)     16,337,480 )
                                        ------------   ------------   -----------   ------------   ------------   -------------

Net realized gains (losses) from
securities transactions:
     Proceeds from shares sold            20,380,855     45,623,770     7,826,126    156,085,144     15,544,535     110,634,342
     Cost of shares sold                 (19,518,406)   (55,359,039)   (8,278,323   (163,476,872)   (16,887,586)   (110,676,373))
                                        ------------   ------------   -----------   ------------   ------------   -------------

Net realized gains (losses) from
     securities transactions                 862,449     (9,735,269)     (452,197     (7,391,728)    (1,343,051)        (42,031))
Realized gain distributions                  978,352              0             0              0              0               0
                                        ------------   ------------   -----------   ------------   ------------   -------------

Net realized gains (losses)                1,840,801     (9,735,269)     (452,197     (7,391,728)    (1,343,051)        (42,031))
                                        ------------   ------------   -----------   ------------   ------------   -------------

Net unrealized appreciation
    (depreciation) of investments:
     Beginning of period                   2,651,472    (49,549,654)   (2,231,118    (65,950,098)    (2,276,383)     (6,022,915))
     End of period                         4,180,152    (19,881,160)      608,066     13,250,594       (336,358)     10,966,035
                                        ------------   ------------   -----------   ------------   ------------   -------------

Change in net unrealized appreciation
    (depreciation) of investments          1,528,680     29,668,494     2,839,184     79,200,692      1,940,025      16,988,950
                                        ------------   ------------   -----------   ------------   ------------   -------------

Increase (decrease) in net assets from
    operations                          $  2,028,332   $ 17,587,696   $ 2,076,553   $ 65,629,072   $    246,625   $  33,284,399
                                        ============   ============   ===========   ============   ============   =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                             MFS
                                          International  International                  Massachusetts      MFS
                                            Diversified      Growth         Marsico       Investors       Mid-Cap         MFS
                                             Equities      & Income         Growth          Trust         Growth      Total Return
                                             Portfolio     Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
                                            (Class 1)      (Class 1)      (Class 1)       (Class 1)      (Class 1)     (Class 1)
                                          -------------  -------------   ------------   -------------  ------------   ------------
Investment income:
     Dividends                             $  2,953,192   $  2,439,724   $          0   $  1,539,613   $          0   $    988,799
                                           ------------   ------------   ------------   ------------   ------------   ------------
         Total investment income              2,953,192      2,439,724              0      1,539,613              0        988,799
                                           ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge       (2,021,070)    (2,696,901)      (918,422)    (2,693,556)    (2,159,405)    (7,366,143)
     Distribution expense charge               (220,841)      (294,317)       (99,237)      (293,834)      (234,664)      (800,956)
                                           ------------   ------------   ------------   ------------   ------------   ------------
         Total expenses                      (2,241,911)    (2,991,218)    (1,017,659)    (2,987,390)    (2,394,069)    (8,167,099)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                    711,281       (551,494)    (1,017,659)    (1,447,777)    (2,394,069)    (7,178,300)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold               46,724,083     30,447,538     20,962,083     42,794,916     51,634,102     68,728,495
     Cost of shares sold                    (53,186,578)   (28,494,956)   (18,549,215)   (51,373,935)   (75,055,670)   (62,812,957)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                    (6,462,495)     1,952,582      2,412,868     (8,579,019)   (23,421,568)     5,915,538
Realized gain distributions                           0              0              0              0              0              0
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                  (6,462,495)     1,952,582      2,412,868     (8,579,019)   (23,421,568)     5,915,538
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                    (20,900,709)     5,960,244      9,400,225    (46,084,668)   (88,818,149)    30,174,118
     End of period                            4,455,522     39,532,504     13,450,155    (18,079,083)   (46,184,386)    80,323,346
                                           ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments            25,356,231     33,572,260      4,049,930     28,005,585     42,633,763     50,149,228
                                           ------------   ------------   ------------   -------------  ------------   ------------

Increase (decrease) in net assets from
  operations                               $ 19,605,017   $ 34,973,348   $  5,445,139   $ 17,978,789   $ 16,818,126   $ 48,886,466
                                           ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                           Putnam
                                           Growth:         Real         SunAmerica                       Telecom       Worldwide
                                           Voyager        Estate         Balanced       Technology       Utility      High Income
                                          Portfolio      Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                          (Class 1)      (Class 1)       (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                        ------------    ------------   ------------    ------------   ------------   ------------
Investment income:
     Dividends                          $    264,921    $  3,434,487   $  2,793,312    $          0   $  1,877,011   $  4,348,409
                                        ------------    ------------   ------------    ------------   ------------   ------------
         Total investment income             264,921       3,434,487      2,793,312               0      1,877,011      4,348,409
                                        ------------    ------------   ------------    ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge    (2,916,254)     (1,737,413)    (2,627,503)       (441,781)      (523,958)      (975,289)
     Distribution expense charge            (318,671)       (189,803)      (287,044)        (48,047)       (57,215)      (106,640)
                                        ------------    ------------   ------------    ------------   ------------   ------------
         Total expenses                   (3,234,925)     (1,927,216)    (2,914,547)       (489,828)      (581,173)    (1,081,929)
                                        ------------    ------------   ------------    ------------   ------------   ------------

Net investment income (loss)              (2,970,004)      1,507,271       (121,235)       (489,828)     1,295,838      3,266,480
                                        ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:

     Proceeds from shares sold            49,593,320      28,484,694     40,459,701      29,236,276      8,611,564     19,486,106
     Cost of shares sold                 (69,551,144)    (20,954,223)   (48,103,564)    (31,693,215)   (10,823,912)   (22,804,088)
                                        ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                (19,957,824)      7,530,471     (7,643,863)     (2,456,939)    (2,212,348)    (3,317,982)
Realized gain distributions                        0               0              0               0              0              0
                                        ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses)              (19,957,824)      7,530,471     (7,643,863)     (2,456,939)    (2,212,348)    (3,317,982)
                                        ------------    ------------   ------------    ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:

     Beginning of period                 (99,787,892)     30,834,713    (49,094,861)     (1,423,690)   (12,962,433)   (13,621,673)
     End of period                       (70,766,750)     57,751,662    (32,357,636)     (1,443,563)    (6,603,538)    (8,560,269)
                                        ------------    ------------   ------------    ------------   ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments         29,021,142      26,916,949     16,737,225         (19,873)     6,358,895      5,061,404
                                        ------------    ------------   ------------    ------------   ------------   ------------

Increase (decrease) in net assets from
  operations                            $  6,093,314    $ 35,954,691   $  8,972,127    $ (2,966,640)  $  5,442,385   $  5,009,902
                                        ============    ============   ============    ============   ============   ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                                            Davis
                                         Aggressive     Alliance   Blue Chip      Cash       Corporate     Venture
                                           Growth       Growth       Growth     Management      Bond        Value
                                          Portfolio    Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                          (Class 2)    (Class 2)   (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                         -----------  -----------  ----------  -----------  -----------  ------------
Investment income:
     Dividends                           $         0  $   119,870  $    3,916  $   336,006  $ 2,566,081  $  1,386,206
                                         -----------  -----------  ----------  -----------  -----------  ------------
         Total investment income                   0      119,870       3,916      336,006    2,566,081     1,386,206
                                         -----------  -----------  ----------  -----------  -----------  ------------

Expenses:
     Mortality and expense risk charge      (164,742)    (887,860)   (163,824)    (728,713)    (712,776)   (2,458,176)
     Distribution expense charge             (17,428)     (93,866)    (17,274)     (76,788)     (75,165)     (260,199)
                                         -----------  -----------  ----------  -----------  -----------  ------------
         Total expenses                     (182,170)    (981,726)   (181,098)    (805,501)    (787,941)   (2,718,375)
                                         -----------  -----------  ----------  -----------  -----------  ------------

Net investment income (loss)                (182,170)    (861,856)   (177,182)    (469,495)   1,778,140    (1,332,169)
                                         -----------  -----------  ----------  -----------  -----------  ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold             6,093,240    9,589,377   2,890,048   53,770,315    9,441,533    14,312,336
     Cost of shares sold                  (5,665,639)  (9,351,673) (2,691,473) (54,233,863)  (9,025,125)  (12,045,054)
                                         -----------  -----------  ----------  -----------  -----------  ------------

Net realized gains (losses) from
  securities transactions                    427,601      237,704     198,575     (463,548)     416,408     2,267,282
Realized gain distributions                        0            0           0            0            0             0
                                         -----------  -----------  ----------  -----------  -----------  ------------

Net realized gains (losses)                  427,601      237,704     198,575     (463,548)     416,408     2,267,282
                                         -----------  -----------  ----------  -----------  -----------  ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                     961,843    2,564,616     994,378     (779,643)   1,702,233    23,822,157
     End of period                         2,296,365    7,127,028   1,363,548     (306,105)   1,991,578    42,592,970
                                         -----------  -----------  ----------  -----------  -----------  ------------

Change in net unrealized appreciation
   (depreciation) of investments           1,334,522    4,562,412     369,170      473,538      289,345    18,770,813
                                         -----------  -----------  ----------  -----------  -----------  ------------

Increase (decrease) in net assets from
  operations                             $ 1,579,953  $ 3,938,260  $  390,563  $  (459,505) $ 2,483,893  $ 19,705,926
                                         ===========  ===========  ==========  ===========  ===========  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                   Federated
                                         "Dogs" of     Emerging    American      Foreign      Global        Global
                                        Wall Street    Markets      Leaders       Value        Bond        Equities
                                         Portfolio    Portfolio    Portfolio    Portfolio   Portfolio      Portfolio
                                         (Class 2)    (Class 2)    (Class 2)    (Class 2)   (Class 2)      (Class 2)
                                        -----------  -----------  -----------  -----------  ----------   -------------
Investment income:
     Dividends                          $   441,353  $   100,961  $   257,412  $   549,897  $        0   $    20,562
                                        -----------  -----------  -----------  -----------  ----------   -----------
         Total investment income            441,353      100,961      257,412      549,897           0        20,562
                                        -----------  -----------  -----------  -----------  ----------   -----------

Expenses:
     Mortality and expense risk charge     (266,346)    (139,588)    (271,268)    (602,766)   (187,662)     (164,025)
     Distribution expense charge            (27,920)     (14,549)     (28,313)     (64,836)    (19,786)      (17,250)
                                        -----------  -----------  -----------  -----------  ----------   -----------
         Total expenses                    (294,266)    (154,137)    (299,581)    (667,602)   (207,448)     (181,275)
                                        -----------  -----------  -----------  -----------  ----------   -----------

Net investment income (loss)                147,087      (53,176)     (42,169)    (117,705)   (207,448)     (160,713)
                                        -----------  -----------  -----------  -----------  ----------   -----------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            2,726,685    2,570,721    3,546,326    3,270,176   3,823,009     3,456,482
     Cost of shares sold                 (2,438,269)  (2,140,250)  (3,156,185)  (2,744,458) (3,689,089)   (3,126,883)
                                        -----------  -----------  -----------  -----------  ----------   -----------

Net realized gains (losses) from
  securities transactions                   288,416      430,471      390,141      525,718     133,920       329,599
Realized gain distributions                       0            0            0    1,050,185     155,929             0
                                        -----------  -----------  -----------  -----------  ----------   -----------

Net realized gains (losses)                 288,416      430,471      390,141    1,575,903     289,849       329,599
                                        -----------  -----------  -----------  -----------  ----------   -----------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  2,058,183    1,798,852    2,088,575    4,705,098     383,626     1,249,089
     End of period                        3,048,072    3,475,252    3,272,305   11,529,382     579,663     2,089,328
                                        -----------  -----------  -----------  -----------  ----------   -----------

Change in net unrealized appreciation
  (depreciation) of investments             989,889    1,676,400    1,183,730    6,824,284     196,037       840,239
                                        -----------  -----------  -----------  -----------  ----------   -----------

Increase (decrease) in net assets from
  operations                            $ 1,425,392  $ 2,053,695  $ 1,531,702  $ 8,282,482  $  278,438   $ 1,009,125
                                        ===========  ===========  ===========  ===========  ==========   ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                         Goldman                                             International  International
                                          Sachs       Growth-       Growth       High-Yield   Diversified      Growth
                                        Research      Income     Opportunities     Bond        Equities       & Income
                                        Portfolio    Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                        (Class 2)    (Class 2)     (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                        ---------   -----------  -------------  -----------  -------------  -------------
Investment income:
     Dividends                          $       0   $   225,129  $           0  $ 3,347,845  $    812,703   $     325,186
                                        ---------   -----------  -------------  -----------  ------------   -------------
         Total investment income                0       225,129              0    3,347,845       812,703         325,186
                                        ---------   -----------  -------------  -----------  ------------   -------------

Expenses:
     Mortality and expense risk charge    (82,620)     (577,667)       (86,233)    (544,790)     (496,907)       (385,381)
     Distribution expense charge           (8,668)      (60,280)        (9,108)     (57,342)      (53,088)        (40,674)
                                        ---------   -----------  -------------  -----------  ------------   -------------
         Total expenses                   (91,288)     (637,947)       (95,341)    (602,132)     (549,995)       (426,055)
                                        ---------   -----------  -------------  -----------  ------------   -------------

Net investment income (loss)              (91,288)     (412,818)       (95,341)   2,745,713       262,708        (100,869)
                                        ---------   -----------  -------------  -----------  ------------   -------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            823,151     8,687,439      2,059,900   17,232,955     4,007,805       4,842,582
     Cost of shares sold                 (710,398)   (7,973,298)    (1,894,821) (15,886,722)   (3,520,400)     (3,847,475)
                                        ---------   -----------  -------------  -----------  ------------   -------------

Net realized gains (losses) from
  securities transactions                 112,753       714,141        165,079    1,346,233       487,405         995,107
Realized gain distributions                     0             0              0            0             0               0
                                        ---------   -----------  -------------  -----------  ------------   -------------

Net realized gains (losses)               112,753       714,141        165,079    1,346,233       487,405         995,107
                                        ---------   -----------  -------------  -----------  ------------   -------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  720,152     3,075,805        682,698    3,077,171     3,529,676       4,759,015
     End of period                      1,307,838     6,404,894        811,786    4,517,015     8,399,325       8,821,106
                                        ---------   -----------  -------------  -----------  ------------   -------------

Change in net unrealized appreciation
  (depreciation) of investments           587,686     3,329,089        129,088    1,439,844     4,869,649       4,062,091
                                        ---------   -----------  -------------  -----------  ------------   -------------

Increase (decrease) in net assets from
  operations                            $ 609,151   $ 3,630,412  $     198,826  $ 5,531,790  $  5,619,762   $   4,956,329
                                        =========   ===========  =============  ===========  ============  ==============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                          MFS
                                                     Massachusetts        MFS                       Putnam
                                          Marsico      Investors        Mid-Cap       MFS Total     Growth:         Real
                                          Growth         Trust          Growth         Return       Voyager        Estate
                                         Portfolio     Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                         (Class 2)     (Class 2)       (Class 2)      (Class 2)    (Class 2)     (Class 2)
                                        -----------  -------------   ------------   ------------  -----------   -----------
Investment income:
     Dividends                          $         0  $     182,713   $          0   $    249,227  $         0   $   682,999
                                        -----------  -------------   ------------   ------------  -----------   -----------
         Total investment income                  0        182,713              0        249,227            0       682,999
                                        -----------  -------------   ------------   ------------  -----------   -----------

Expenses:
     Mortality and expense risk charge     (582,770)      (369,883)      (708,305)    (2,008,597)    (136,666)     (361,722)
     Distribution expense charge            (61,702)       (39,025)       (74,634)      (211,821)     (14,389)      (37,813)
                                        -----------  -------------   ------------   ------------  -----------   -----------
         Total expenses                    (644,472)      (408,908)      (782,939)    (2,220,418)    (151,055)     (399,535)
                                        -----------  -------------   ------------   ------------  -----------   -----------

Net investment income (loss)               (644,472)      (226,195)      (782,939)    (1,971,191)    (151,055)      283,464
                                        -----------  -------------   ------------   ------------  -----------   -----------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            7,503,878      5,140,491     10,587,327     18,444,533    2,644,988     6,705,204
     Cost of shares sold                 (6,623,625)    (4,816,206)    (9,874,556)   (16,975,868)  (2,498,788)   (5,349,480)
                                        -----------  -------------   ------------   ------------  -----------   -----------

Net realized gains (losses) from
  securities transactions                   880,253        324,285        712,771      1,468,665      146,200     1,355,724
Realized gain distributions                       0              0              0              0            0             0
                                        -----------  -------------   ------------   ------------  -----------   -----------

Net realized gains (losses)                 880,253        324,285        712,771      1,468,665      146,200     1,355,724
                                        -----------  -------------   ------------   ------------  -----------   -----------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  5,716,903      1,964,995      2,790,394      8,806,590      652,081     4,271,728
     End of period                        9,331,632      4,391,540      8,510,234     22,199,911      933,663     9,992,033
                                        -----------  -------------   ------------   ------------  -----------   -----------

Change in net unrealized appreciation
  (depreciation) of investments           3,614,729      2,426,545      5,719,840     13,393,321      281,582     5,720,305
                                        -----------  -------------   ------------   ------------  -----------   -----------

Increase (decrease) in net assets from
  operations                            $ 3,850,510  $   2,524,635   $  5,649,672   $ 12,890,795  $   276,727   $ 7,359,493
                                        ===========  =============   ============   ============  ===========   ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                        Small & Mid    SunAmerica                  Telecom      Worldwide     Aggressive
                                         Cap Value      Balanced    Technology     Utility     High Income      Growth
                                         Portfolio     Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                         (Class 2)     (Class 2)     (Class 2)    (Class 2)     (Class 2)      (Class 3)
                                        -----------   -----------   ----------    ----------   -----------    -----------
Investment income:
     Dividends                          $   166,783   $   293,976   $        0    $  128,712   $   423,282    $         0
                                        -----------   -----------   ----------    ----------   -----------    -----------
         Total investment income            166,783       293,976            0       128,712       423,282              0
                                        -----------   -----------   ----------    ----------   -----------    -----------

Expenses:
     Mortality and expense risk charge     (474,229)     (308,057)    (147,191)      (35,722)      (92,745)       (62,191)
     Distribution expense charge            (50,614)      (32,232)     (15,346)       (3,710)       (9,874)        (6,443)
                                        -----------   -----------   ----------    ----------   -----------    -----------
         Total expenses                    (524,843)     (340,289)    (162,537)      (39,432)     (102,619)       (68,634)
                                        -----------   -----------   ----------    ----------   -----------    -----------

Net investment income (loss)               (358,060)      (46,313)    (162,537)       89,280       320,663        (68,634)
                                        -----------   -----------   ----------    ----------   -----------    -----------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            3,482,982     5,039,322    5,208,661       585,740     1,994,463      2,335,546
     Cost of shares sold                 (2,991,888)   (4,891,809)  (5,198,947)     (591,343)   (1,900,590)    (2,193,994)
                                        -----------   -----------   ----------    ----------   -----------    -----------

Net realized gains (losses) from
  securities transactions                   491,094       147,513        9,714        (5,603)       93,873        141,552
Realized gain distributions               1,330,512             0            0             0             0              0
                                        -----------   -----------   ----------    ----------   -----------    -----------

Net realized gains (losses)               1,821,606       147,513        9,714        (5,603)       93,873        141,552
                                        -----------   -----------   ----------    ----------   -----------    -----------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  3,923,710       666,908    1,136,157       (62,554)      321,758        223,381
     End of period                        8,296,741     1,586,448      697,323       232,653       419,290        894,076
                                        -----------   -----------   ----------    ----------   -----------    -----------

Change in net unrealized appreciation
  (depreciation) of investments           4,373,031       919,540     (438,834)      295,207        97,532        670,695
                                        -----------   -----------   ----------    ----------   -----------    -----------

Increase (decrease) in net assets from
  operations                            $ 5,836,577   $ 1,020,740   $ (591,657)   $  378,884   $   512,068    $   743,613
                                        ===========   ===========   ==========    ==========   ===========    ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                                    Davis
                                          Alliance    Blue Chip        Cash        Corporate       Venture       "Dogs" of
                                          Growth       Growth       Management       Bond           Value       Wall Street
                                         Portfolio    Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 3)    (Class 3)     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                        -----------  -----------   ------------   ------------   ------------   -----------
Investment income:
     Dividends                          $    56,906  $         0   $    600,733   $  3,377,381   $  1,224,571   $   247,771
                                        -----------  -----------   ------------   ------------   ------------   -----------
         Total investment income             56,906            0        600,733      3,377,381      1,224,571       247,771
                                        -----------  -----------   ------------   ------------   ------------   -----------

Expenses:
     Mortality and expense risk charge     (630,470)     (87,619)    (1,282,756)      (773,292)    (2,047,303)     (137,385)
     Distribution expense charge            (65,688)      (9,105)      (132,838)       (80,283)      (212,967)      (14,192)
                                        -----------  -----------   ------------   ------------   ------------   -----------
         Total expenses                    (696,158)     (96,724)    (1,415,594)      (853,575)    (2,260,270)     (151,577)
                                        -----------  -----------   ------------   ------------   ------------   -----------

Net investment income (loss)               (639,252)     (96,724)      (814,861)     2,523,806     (1,035,699)       96,194
                                        -----------  -----------   ------------   ------------   ------------   -----------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              896,119    2,664,737     87,531,265     10,164,319      4,871,282     1,820,275
     Cost of shares sold                   (877,828)  (2,612,631)   (87,883,641)   (10,161,899)    (4,519,180)   (1,693,061)
                                        -----------  -----------   ------------   ------------   ------------   -----------

Net realized gains (losses) from
  securities transactions                    18,291       52,106       (352,376)         2,420        352,102       127,214
Realized gain distributions                       0            0              0              0              0             0
                                        -----------  -----------   ------------   ------------   ------------   -----------

Net realized gains (losses)                  18,291       52,106       (352,376)         2,420        352,102       127,214
                                        -----------  -----------   ------------   ------------   ------------   -----------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  2,215,859      335,370       (675,781)       193,502     11,066,050       646,346
     End of period                        7,143,602      649,591       (358,148)       517,312     30,400,838     1,205,001
                                        -----------  -----------   ------------   ------------   ------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments           4,927,743      314,221        317,633        323,810     19,334,788       558,655
                                        -----------  -----------   ------------   ------------   ------------   -----------

Increase (decrease) in net assets from
  operations                            $ 4,306,782  $   269,603   $   (849,604)  $  2,850,036   $ 18,651,191   $   782,063
                                        ===========  ===========   ============   ============   ============   ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                              Federated                                                Goldman
                                                 Emerging     American       Foreign         Global        Global       Sachs
                                                 Markets       Leaders        Value          Bond         Equities    Research
                                                Portfolio     Portfolio     Portfolio      Portfolio      Portfolio   Portfolio
                                                (Class 3)     (Class 3)     (Class 3)      (Class 3)      (Class 3)   (Class 3)
                                               -----------   -----------   ------------   -----------    -----------  ---------
Investment income:
      Dividends                                $    64,868   $   316,716   $  1,430,880   $         0    $     6,607  $       0
                                               -----------   -----------   ------------   -----------    -----------  ---------
          Total investment income                   64,868       316,716      1,430,880             0          6,607          0
                                               -----------   -----------   ------------   -----------    -----------  ---------

Expenses:
      Mortality and expense risk charge            (86,357)     (275,569)    (1,517,453)     (171,046)       (75,280)    (7,008)
      Distribution expense charge                   (8,904)      (28,235)      (158,451)      (17,824)        (7,678)      (689)
                                               -----------   -----------   ------------   -----------    -----------  ---------
          Total expenses                           (95,261)     (303,804)    (1,675,904)     (188,870)       (82,958)    (7,697)
                                               -----------   -----------   ------------   -----------    -----------  ---------

Net investment income (loss)                       (30,393)       12,912       (245,024)     (188,870)       (76,351)    (7,697)
                                               -----------   -----------   ------------   -----------    -----------  ---------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold                  2,644,607     1,386,576      4,928,100     3,184,371      1,931,098    193,605
      Cost of shares sold                       (2,514,634)   (1,300,334)    (4,363,386)   (3,156,049)    (1,870,538)  (187,876)
                                               -----------   -----------   ------------   -----------    -----------  ---------

Net realized gains (losses) from
  securities transactions                          129,973        86,242        564,714        28,322         60,560      5,729
Realized gain distributions                              0             0      3,029,013       168,295              0          0
                                               -----------   -----------   ------------   -----------    -----------  ---------

Net realized gains (losses)                        129,973        86,242      3,593,727       196,617         60,560      5,729
                                               -----------   -----------   ------------   -----------    -----------  ---------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                          446,531       871,501      7,535,297        56,018        256,689     16,945
      End of period                              1,839,413     2,810,324     26,504,413       299,608        837,995     85,046
                                               -----------   -----------   ------------   -----------    -----------  ---------

Change in net unrealized appreciation
  (depreciation) of investments                  1,392,882     1,938,823     18,969,116       243,590        581,306     68,101
                                               -----------   -----------   ------------   -----------    -----------  ---------

Increase (decrease) in net assets from
  operations                                   $ 1,492,462   $ 2,037,977   $ 22,317,819   $   251,337    $   565,515  $  66,133
                                               ===========   ===========   ============   ===========    ===========  =========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                      International   International
                                            Growth-        Growth       High-Yield     Diversified       Growth        Marsico
                                             Income     Opportunities      Bond         Equities        & Income       Growth
                                           Portfolio      Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                           (Class 3)      (Class 3)      (Class 3)      (Class 3)       (Class 3)     (Class 3)
                                          -----------   -------------   -----------   -------------   -------------  ----------
Investment income:
      Dividends                           $    80,547   $           0   $ 3,340,947   $   1,545,414   $    293,225   $         0
                                          -----------   -------------   -----------   -------------   ------------   -----------
          Total investment income              80,547               0     3,340,947       1,545,414        293,225             0
                                          -----------   -------------   -----------   -------------   ------------   -----------

Expenses:
      Mortality and expense risk charge      (196,986)        (44,070)     (494,740)       (926,964)      (323,947)     (247,286)
      Distribution expense charge             (20,462)         (4,478)      (50,622)        (95,941)       (33,308)      (25,874)
                                          -----------   -------------   -----------   -------------   ------------   -----------
          Total expenses                     (217,448)        (48,548)     (545,362)     (1,022,905)      (357,255)     (273,160)
                                          -----------   -------------   -----------   -------------   ------------   -----------

Net investment income (loss)                 (136,901)        (48,548)    2,795,585         522,509        (64,030)     (273,160)
                                          -----------   -------------   -----------   -------------   ------------   -----------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold             3,332,616         915,455    38,468,940       4,349,761      4,676,673     2,426,147
      Cost of shares sold                  (3,057,231)       (897,549)  (37,552,851)     (3,948,277)    (4,203,016)   (2,274,224)
                                          -----------   -------------   -----------   -------------   ------------   -----------

Net realized gains (losses) from
  securities transactions                     275,385          17,906       916,089         401,484        473,657       151,923
Realized gain distributions                         0               0             0               0              0             0
                                          -----------   -------------   -----------   -------------   ------------   -----------

Net realized gains (losses)                   275,385          17,906       916,089         401,484        473,657       151,923
                                          -----------   -------------   -----------   -------------   ------------   -----------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                   1,060,251         171,410     1,424,988       4,237,980      1,975,258     1,327,358
      End of period                         2,431,784         322,367     3,016,020      14,991,931      6,395,009     3,469,030
                                          -----------   -------------   -----------   -------------   ------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments             1,371,533         150,957     1,591,032      10,753,951      4,419,751     2,141,672
                                          -----------   -------------   -----------   -------------   ------------   -----------

Increase (decrease) in net assets from
  operations                              $ 1,510,017   $     120,315   $ 5,302,706   $  11,677,944   $  4,829,378   $ 2,020,435
                                          ===========   =============   ===========   =============   ============   ===========

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                  MFS
                                             Massachusetts      MFS                          Putnam
                                               Investors      Mid-Cap       MFS Total       Growth:         Real       Small & Mid
                                                 Trust         Growth         Return        Voyager        Estate       Cap Value
                                               Portfolio     Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               (Class 3)     (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                            --------------  ------------   ------------   ------------  -------------  ------------
Investment income:
     Dividends                               $    172,002   $          0   $    182,987   $          0   $    554,915  $    316,136
                                             ------------   ------------   ------------   ------------   ------------  ------------
         Total investment income                  172,002              0        182,987              0        554,915       316,136
                                             ------------   ------------   ------------   ------------   ------------  ------------

Expenses:
     Mortality and expense risk charge           (335,454)      (591,359)    (1,272,455)       (37,087)      (268,623)   (1,035,633)
     Distribution expense charge                  (34,801)       (61,188)      (132,157)        (3,841)       (27,808)     (107,842)
                                             ------------   ------------   ------------   ------------   ------------  ------------
         Total expenses                          (370,255)      (652,547)    (1,404,612)       (40,928)      (296,431)   (1,143,475)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Net investment income (loss)                     (198,253)      (652,547)    (1,221,625)       (40,928)       258,484      (827,339)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                  1,449,883      7,240,549      5,626,359        887,623      6,226,754     3,620,238
     Cost of shares sold                       (1,358,498)    (6,457,265)    (5,314,537)      (814,265)    (5,766,087)   (3,315,896)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Net realized gains (losses) from securities
 transactions                                      91,385        783,284        311,822         73,358        460,667       304,342
Realized gain distributions                             0              0              0              0              0     3,397,662
                                             ------------   ------------   ------------   ------------   ------------  ------------

Net realized gains (losses)                        91,385        783,284        311,822         73,358        460,667     3,702,004
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net unrealized appreciation (depreciation)
  of investments:
     Beginning of period                        1,519,948      3,174,502      3,027,610        228,215      1,115,168     5,011,093
                                             ------------   ------------   ------------   ------------   ------------  ------------
     End of period                              4,507,904      8,107,553     13,464,563        317,497      6,266,083    16,009,912
                                             ------------   ------------   ------------   ------------   ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments               2,987,956      4,933,051     10,436,953         89,282      5,150,915    10,998,819
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets from
  operations                                 $  2,881,088   $  5,063,788   $  9,527,150   $    121,712   $  5,870,066  $ 13,873,484
                                             ============   ============   ============   ============   ============  ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                              SunAmerica                    Telecom       Worldwide                    Emerging
                                               Balanced    Technology       Utility      High Income     Comstock        Growth
                                               Portfolio    Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               (Class 3)    (Class 3)      (Class 3)      (Class 3)      (Class II)    (Class II)
                                             ------------  ------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                               $    141,016  $          0   $      3,136   $     59,537   $  1,363,400   $          0
                                             ------------  ------------   ------------   ------------   ------------   ------------
         Total investment income                  141,016             0          3,136         59,537      1,363,400              0
                                             ------------  ------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge           (134,948)      (94,942)          (932)       (12,440)    (2,833,152)      (374,739)
     Distribution expense charge                  (13,932)       (9,905)           (93)        (1,224)      (301,274)       (39,707)
                                             ------------  ------------   ------------   ------------   ------------   ------------
         Total expenses                          (148,880)     (104,847)        (1,025)       (13,664)    (3,134,426)      (414,446)
                                             ------------  ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                       (7,864)     (104,847)         2,111         45,873     (1,771,026)      (414,446)
                                             ------------  ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                  1,700,066     3,712,209         22,409      1,606,097     12,695,217      5,451,520
     Cost of shares sold                       (1,652,798)   (3,720,938)       (21,725)    (1,635,771)   (10,907,696)    (5,177,898)
                                             ------------  ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from securities
    transactions                                   47,268        (8,729)           684        (29,674)     1,787,521        273,622
Realized gain distributions                             0             0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                        47,268        (8,729)           684        (29,674)     1,787,521        273,622
                                             ------------  ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation (depreciation)
of investments:
     Beginning of period                          284,677       539,826          1,977          2,758     20,406,003      1,737,447
     End of period                                800,342       517,112          8,829         17,781     52,631,075      3,235,580
                                             ------------  ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                 515,665       (22,714)         6,852         15,023     32,225,072      1,498,133
                                             ------------  ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                                $    555,069  $   (136,290)  $      9,647   $     31,222   $ 32,241,567   $  1,357,309
                                             ============  ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                         Growth and                   Conservative   Conservative
                                           Income        Balanced       Balanced         Growth    Equity Income   Flexible Income
                                         Portfolio       Portfolio      Portfolio      Portfolio       Fund          Portfolio
                                         (Class II)      (Class 1)      (Class 1)      (Class 1)     (Class 1)       (Class 1)
                                        ------------   ------------   ------------   ------------  -------------   ---------------
Investment income:
     Dividends                          $  1,259,739   $  2,489,742   $    262,084   $    919,308  $     333,027   $     1,088,492
                                        ------------   ------------   ------------   ------------  -------------   ---------------
         Total investment income           1,259,739      2,489,742        262,084        919,308        333,027         1,088,492
                                        ------------   ------------   ------------   ------------  -------------   ---------------
Expenses:
     Mortality and expense risk charge    (2,830,524)    (1,833,801)      (173,646)      (919,679)      (249,281)         (436,753)
     Distribution expense charge            (301,021)      (200,594)       (19,456)      (100,473)       (27,826)          (48,467)
                                        ------------   ------------   ------------   ------------  -------------   ---------------
         Total expenses                   (3,131,545)    (2,034,395)      (193,102)    (1,020,152)      (277,107)         (485,220)
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Net investment income (loss)              (1,871,806)       455,347         68,982       (100,844)        55,920           603,272
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold             9,207,810     10,474,840      2,516,623      7,683,686      1,923,786         5,598,710
     Cost of shares sold                  (8,076,462)    (9,378,910)    (2,301,102)    (6,710,362)    (1,598,133)       (5,247,445)
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Net realized gains (losses) from
     securities transactions               1,131,348      1,095,930        215,521        973,324        325,653           351,265
Realized gain distributions                        0              0              0              0              0                 0
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Net realized gains (losses)                1,131,348      1,095,930        215,521        973,324        325,653           351,265
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  20,535,196     13,081,833      1,063,629      8,243,543      2,587,059         2,301,249
     End of period                        48,729,934     22,834,537      1,667,584     13,934,647      5,317,908         2,943,369
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Change in net unrealized appreciation
    (depreciation) of investments         28,194,738      9,752,704        603,955      5,691,104      2,730,849           642,120
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Increase (decrease) in net assets
    from operations                     $ 27,454,280   $ 11,303,981   $    888,458   $  6,563,584  $   3,112,422   $     1,596,657
                                        ============   ============   ============   ============  =============   ===============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                          International       Mid Cap      Money
                                               Growth     Growth & Income     Income        Growth            Stock       Market
                                                Fund          Fund             Fund          Fund             Fund         Fund
                                             (Class 1)      (Class 1)        (Class 1)     (Class 1)        (Class 1)    (Class 1)
                                             ----------   ---------------  ------------  -------------    ------------  -----------
Investment income:
      Dividends                              $        0   $        85,989  $    561,241  $       4,285    $     70,112  $    33,965
                                             ----------   ---------------  ------------  -------------    ------------  -----------
           Total investment income                    0            85,989       561,241          4,285          70,112       33,965
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Expenses:
      Mortality and expense risk charge         (22,462)         (111,124)     (131,446)        (4,846)        (56,494)     (51,792)
      Distribution expense charge                (2,506)          (12,181)      (14,806)          (555)         (6,334)      (5,936)
                                             ----------   ---------------  ------------  -------------    ------------  -----------
          Total expenses                        (24,968)         (123,305)     (146,252)        (5,401)        (62,828)     (57,728)
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Net investment income (loss)                    (24,968)          (37,316)      414,989         (1,116)          7,284      (23,763)
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Net realized gains (losses) from
securities transactions:
      Proceeds from shares sold                 174,800           732,303     2,861,042         43,524         306,368    3,419,494
      Cost of shares sold                      (157,719)         (645,807)   (2,796,912)       (38,693)       (268,853)  (3,419,494)
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Net realized gains (losses) from
  securities transactions                        17,081            86,496        64,130          4,831          37,515            0
Realized gain distributions                           0                 0             0              0          11,483            0
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Net realized gains (losses)                      17,081            86,496        64,130          4,831          48,998            0
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Net unrealized appreciation
(depreciation) of investments:
      Beginning of period                       140,258           898,821       349,171         30,799         502,023            0
      End of period                             257,313         1,459,725       239,840         75,517       1,002,499            0
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Change in net unrealized appreciation
    (depreciation) of investments               117,055           560,904      (109,331)        44,718         500,476            0
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Increase (decrease) in net assets
  from operations                            $  109,168   $       610,084  $    369,788  $      48,433    $    556,758  $   (23,763)
                                             ==========   ===============  ============  =============    ============  ===========

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                        Short Term        Small        Strategic           U.S.         West Coast
                                            REIT         Income         Cap Growth      Growth          Government       Equity
                                            Fund          Fund             Fund        Portfolio      Securities Fund     Fund
                                          (Class 1)     (Class 1)       (Class 1)      (Class 1)         (Class 1)      (Class 1)
                                         -----------   ------------    ------------   ------------    ---------------  ------------
Investment income:
    Dividends                            $     4,796   $    166,898    $          0   $    110,013    $       642,435  $     32,597
                                         -----------   ------------    ------------   ------------    ---------------  ------------
        Total investment income                4,796        166,898               0        110,013            642,435        32,597
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Expenses:
    Mortality and expense risk charge         (4,191)       (57,200)        (27,068)      (226,070)          (221,785)     (165,765)
    Distribution expense charge                 (493)        (6,409)         (2,967)       (24,868)           (25,116)      (18,628)
                                         -----------   ------------    ------------   ------------    ---------------  ------------
        Total expenses                        (4,684)       (63,609)        (30,035)      (250,938)          (246,901)     (184,393)
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Net investment income (loss)                     112        103,289         (30,035)      (140,925)           395,534      (151,796)
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Net realized gains (losses) from
securities transactions:
    Proceeds from shares sold                113,085      1,657,713         276,354      2,318,424          7,142,507     1,122,249
    Cost of shares sold                     (107,197)    (1,673,185)       (256,974)    (2,036,850)        (7,226,071)     (937,590)
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Net realized gains (losses) from
  securities transactions                      5,888        (15,472)         19,380        281,574            (83,564)      184,659
Realized gain distributions                    1,609              0               0              0                  0             0
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Net realized gains (losses)                    7,497        (15,472)         19,380        281,574            (83,564)      184,659
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Net unrealized appreciation
(depreciation) of investments:
    Beginning of period                           63         12,432         326,099      1,949,228           (191,194)    2,183,204
    End of period                            102,043        (56,651)        386,541      3,626,553           (158,227)    3,600,274
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments            101,980        (69,083)         60,442      1,677,325             32,967     1,417,070
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Increase (decrease) in net assets
  from operations                        $   109,589   $     18,734    $     49,787   $  1,817,974    $       344,937  $  1,449,933
                                         ===========   ============    ============   ============    ===============  ============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                        Conservative    Conservative
                                          Balanced        Balanced         Growth     Equity Income    Flexible Income    Growth
                                          Portfolio       Portfolio       Portfolio       Fund            Portfolio        Fund
                                          (Class 2)       (Class 2)       (Class 2)     (Class 2)         (Class 2)       (Class 2)
                                         ------------   ------------    ------------  -------------    ---------------    ---------
Investment income:
   Dividends                             $  1,811,810   $    217,606    $    520,190  $     219,823    $   1,548,094      $       0
                                         ------------   ------------    ------------  -------------    -------------      ---------
      Total investment income               1,811,810        217,606         520,190        219,823        1,548,094              0
                                         ------------   ------------    ------------  -------------    -------------      ---------
Expenses:
   Mortality and expense risk charge       (1,519,360)      (162,036)       (597,872)      (200,609)        (685,916)       (18,815)
   Distribution expense charge               (155,815)       (16,726)        (60,566)       (20,354)         (71,798)        (1,905)
                                         ------------   ------------    ------------  -------------    -------------      ---------
        Total expenses                     (1,675,175)      (178,762)       (658,438)      (220,963)        (757,714)       (20,720)
                                         ------------   ------------    ------------  -------------    -------------      ---------
Net investment income (loss)                  136,635         38,844        (138,248)        (1,140)         790,380        (20,720)
                                         ------------   ------------    ------------  -------------    -------------      ---------
Net realized gains (losses) from
securities transactions:
   Proceeds from shares sold                5,026,526      1,390,020       3,742,698      1,329,801        2,945,700        567,678
   Cost of shares sold                     (4,583,700)    (1,323,243)     (3,381,310)    (1,170,342)      (2,825,647)      (526,434)
                                         ------------   ------------    ------------  -------------    -------------      ---------
Net realized gains (losses) from
   securities transactions                    442,826         66,777         361,388        159,459          120,053         41,244
Realized gain distributions                         0              0               0              0                0              0
                                         ------------   ------------    ------------  -------------    -------------      ---------
Net realized gains (losses)                   442,826         66,777         361,388        159,459          120,053         41,244
                                         ------------   ------------    ------------  -------------    -------------      ---------
Net unrealized appreciation
(depreciation) of investments:
   Beginning of period                      7,976,396        530,418       3,487,058      1,360,440        2,152,950        109,981
   End of period                           16,375,779      1,212,707       7,437,377      3,518,830        3,599,266        165,351
                                         ------------   ------------    ------------  -------------    -------------      ---------
Change in net unrealized appreciation
   (depreciation) of investments            8,399,383        682,289       3,950,319      2,158,390        1,446,316         55,370
                                         ------------   ------------    ------------  -------------    -------------      ---------
Increase (decrease) in net assets
  from operations                        $  8,978,844   $    787,910    $  4,173,459  $   2,316,709    $   2,356,749      $  75,894
                                         ============   ============    ============  =============    =============      =========

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                            International   Mid Cap        Money
                                             Growth & Income    Income         Growth        Stock         Market         REIT
                                                  Fund           Fund           Fund         Fund           Fund          Fund
                                               (Class 2)       (Class 2)      (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               ---------       ---------      ---------    ---------     ---------     ---------
Investment income:
     Dividends                                $     28,088    $  1,303,005  $      2,202  $      4,032  $     24,634  $        893
                                              ------------    ------------  ------------  ------------  ------------  ------------
       Total investment income                      28,088       1,303,005         2,202         4,032        24,634           893
                                              ------------    ------------  ------------  ------------  ------------  ------------

Expenses:
     Mortality and expense risk charge             (45,575)       (323,503)       (2,909)      (30,487)      (53,742)       (1,153)
     Distribution expense charge                    (4,566)        (33,692)         (295)       (3,063)       (5,549)         (117)
                                              ------------    ------------  ------------  ------------  ------------  ------------
       Total expenses                              (50,141)       (357,195)       (3,204)      (33,550)      (59,291)       (1,270)
                                              ------------    ------------  ------------  ------------  ------------  ------------

Net investment income (loss)                       (22,053)        945,810        (1,002)      (29,518)      (34,657)         (377)
                                              ------------    ------------  ------------  ------------  ------------  ------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                     535,936       5,493,169        13,835       236,606     3,857,687        59,741
     Cost of shares sold                          (484,870)     (5,453,164)      (12,475)     (213,525)   (3,857,687)      (53,288)
                                              ------------    ------------  ------------  ------------  ------------  ------------

Net realized gains (losses) from securities
   transactions                                     51,066          40,005         1,360        23,081             0         6,453
Realized gain distributions                              0               0             0        33,601             0           410
                                              ------------    ------------  ------------  ------------  ------------  ------------
Net realized gains (losses)                         51,066          40,005         1,360        56,682             0         6,863
                                              ------------    ------------  ------------  ------------  ------------  ------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                           281,111         596,783        23,946       208,382             0            42
     End of period                                 462,539         395,384        47,484       437,667             0        21,983
                                              ------------    ------------  ------------  ------------  ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                  181,428        (201,399)       23,538       229,285             0        21,941
                                              ------------    ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                 $    210,441    $    784,416  $     23,896  $    256,449  $    (34,657) $     28,427
                                              ============    ============  ============  ============  ============  ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                                                         Nations
                                                Short Term      Small        Strategic        U.S.        West Coast      Asset
                                                  Income      Cap Growth      Growth      Government       Equity       Allocation
                                                   Fund         Fund        Portfolio    Securities Fund    Fund        Portfolio
                                                 (Class 2)    (Class 2)      (Class 2)     (Class 2)      (Class 2)     (Class B)
                                               ------------  ------------  ------------  ------------    ------------  ------------
Investment income:
     Dividends                                 $    292,425  $          0  $     62,905  $    516,639    $      9,738  $     19,928
                                               ------------  ------------  ------------  ------------    ------------  ------------
       Total investment income                      292,425             0        62,905       516,639           9,738        19,928
                                               ------------  ------------  ------------  ------------    ------------  ------------

Expenses:
     Mortality and expense risk charge             (105,618)      (17,157)     (155,964)     (206,071)        (99,578)      (19,351)
     Distribution expense charge                    (11,003)       (1,746)      (16,347)      (21,366)        (10,176)       (2,083)
                                               ------------  ------------  ------------  ------------    ------------  ------------
       Total expenses                              (116,621)      (18,903)     (172,311)     (227,437)       (109,754)      (21,434)
                                               ------------  ------------  ------------  ------------    ------------  ------------

Net investment income (loss)                        175,804       (18,903)     (109,406)      289,202        (100,016)       (1,506)
                                               ------------  ------------  ------------  ------------    ------------  ------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                    2,604,251       604,114     1,584,919     5,444,014       1,085,458       221,375
     Cost of shares sold                         (2,637,270)     (582,290)   (1,449,726)   (5,522,689)       (963,199)     (202,991)
                                               ------------  ------------  ------------  ------------    ------------  ------------

Net realized gains (losses) from securities
   transactions                                     (33,019)       21,824       135,193       (78,675)        122,259        18,384
Realized gain distributions                               0             0             0             0               0             0
                                               ------------  ------------  ------------  ------------    ------------  ------------
Net realized gains (losses)                         (33,019)       21,824       135,193       (78,675)        122,259        18,384
                                               ------------  ------------  ------------  ------------    ------------  ------------

Net unrealized appreciation (depreciation) of
   investments:
     Beginning of period                             23,821       137,641       891,184      (185,432)        883,685        96,002
     End of period                                 (117,419)      128,524     2,202,982      (143,197)      1,601,400       168,438
                                               ------------  ------------  ------------  ------------    ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                  (141,240)       (9,117)    1,311,798        42,235         717,715        72,436
                                               ------------  ------------  ------------  ------------    ------------  ------------
Increase (decrease) in net assets from
   operations                                  $      1,545  $     (6,196) $  1,337,585  $    252,762    $    739,958  $     89,314
                                               ============  ============  ============  ============    ============  ============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                         Nations
                                              Nations        Nations       Nations       Marsico          Nations        Nations
                                              Capital      High Yield   International    Focused          Marsico        Marsico
                                              Growth          Bond          Value       Equities          Growth       21st Century
                                             Portfolio      Portfolio     Portfolio     Portfolio        Portfolio      Portfolio
                                             (Class B)     (Class B)      (Class B)     (Class B)        (Class B)      (Class B)
                                             ---------    -----------   -------------  -----------       ----------    ------------
Investment income:
   Dividends                                $        0    $ 1,603,611   $     115,331  $         0       $        0    $          0
                                            ----------    -----------   -------------  -----------       ----------    ------------
      Total investment income                        0      1,603,611         115,331            0                0               0
                                            ----------    -----------   -------------  -----------       ----------    ------------
Expenses:
   Mortality and expense risk charge              (785)      (318,892)       (113,630)    (486,222)         (69,538)        (15,363)
   Distribution expense charge                     (84)       (32,457)        (11,171)     (49,333)          (7,417)         (1,621)
                                            ----------    -----------   -------------  -----------       ----------    ------------
      Total expenses                              (869)      (351,349)       (124,801)    (535,555)         (76,955)        (16,984)
                                            ----------    -----------   -------------  -----------       ----------    ------------
Net investment income (loss)                      (869)     1,252,262          (9,470)    (535,555)         (76,955)        (16,984)
                                            ----------    -----------   -------------  -----------       ----------    ------------
Net realized gains (losses) from
securities transactions:
   Proceeds from shares sold                 1,013,151      4,343,427       1,212,429    3,411,321          565,197         250,239
   Cost of shares sold                        (944,785)    (3,968,563)       (916,467)  (3,004,978)        (515,430)       (196,831)
                                            ----------    -----------   -------------  -----------       ----------    ------------
Net realized gains (losses) from
  securities transactions                       68,366        374,864         295,962      406,343               49          53,408
Realized gain distributions                          0        825,046         594,707            0                0               0
                                            ----------    -----------   -------------  -----------       ----------    ------------
Net realized gains (losses)                     68,366      1,199,910         890,669      406,343           49,767          53,408
                                            ----------    -----------   -------------  -----------       ----------    ------------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                          46,659      1,228,851       1,518,940    3,235,729          362,938         172,605
   End of period                                     0        951,829       2,016,082    7,567,051          991,416         363,221
                                            ----------    -----------   -------------  -----------       ----------    ------------
Change in net unrealized appreciation
   (depreciation) of investments               (46,659)      (277,022)        497,142    4,331,322          628,478         190,616
                                            ----------    -----------   -------------  -----------       ----------    ------------
Increase (decrease) in net
   assets from operations                   $   20,838    $ 2,175,150   $   1,378,341  $ 4,202,110       $  601,290    $    227,040
                                            ==========    ===========   =============  ===========       ==========    ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                      Nations
                                                      Marsico      Nations    Nations
                                                   International   MidCap      Small       Nations       Asset        Global
                                                   Opportunities   Growth     Company       Value      Allocation     Growth
                                                     Portfolio    Portfolio  Portfolio    Portfolio       Fund         Fund
                                                     (Class B)    (Class B)  (Class B)    (Class B)    (Class 2)     (Class 2)
                                                   -------------  ---------  ---------    ---------   -----------  ------------
Investment income:
     Dividends                                       $  15,513    $       0  $       0    $  70,273   $ 1,935,257  $    565,398
                                                     ---------    ---------  ---------    ---------   -----------  ------------
         Total investment income
                                                        15,513            0          0       70,273     1,935,257       565,398
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Expenses:
     Mortality and expense risk charge                 (52,963)     (27,999)   (50,089)     (69,822)   (1,171,248)   (1,769,688)
     Distribution expense charge                        (5,700)      (2,941)    (5,288)      (7,440)     (127,204)     (188,454)
                                                     ---------    ---------  ---------    ---------   -----------  ------------
         Total expenses                                (58,663)     (30,940)   (55,377)     (77,262)   (1,298,452)   (1,958,142)
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Net investment income (loss)                           (43,150)     (30,940)   (55,377)      (6,989)      636,805    (1,392,744)
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Net realized gains (losses) from securities
transactions:
     Proceeds from shares sold                         504,660      607,028    659,121      593,002     1,241,019     6,310,854
     Cost of shares sold                              (429,359)    (565,298)  (569,133)    (529,491)   (1,130,771)   (5,902,980)
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Net realized gains (losses) from securities             75,301       41,730     89,988       63,511       110,248       407,874
 transactions
Realized gain distributions                              8,090            0          0            0             0             0
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Net realized gains (losses)                             83,391       41,730     89,988       63,511       110,248       407,874
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Net unrealized appreciation (depreciation)
 of investments:
     Beginning of period                               357,221      148,526    508,048      368,574     6,467,101     8,372,851
     End of period                                     917,079      348,995    766,286      921,386    11,945,135    26,668,934
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                      559,858      200,469    258,238      552,812     5,478,034    18,296,083
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Increase (decrease) in net assets from operations    $ 600,099    $ 211,259  $ 292,849    $ 609,334   $ 6,225,087  $ 17,311,213
                                                     =========    =========  =========    =========   ===========  ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                           Growth           Asset          Cash                          Growth-
                                             Growth        Income        Allocation     Management       Growth          Income
                                              Fund          Fund            Fund           Fund           Fund            Fund
                                            (Class 2)     (Class 2)       (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                          -------------  -------------  -------------  -------------  --------------  --------------
Investment income:
        Dividends                         $    617,880   $  3,677,996   $  3,617,739   $    265,611   $   2,919,164   $  11,759,190
                                          ------------   ------------   ------------   ------------   -------------   -------------
            Total investment income            617,880      3,677,996      3,617,739        265,611       2,919,164      11,759,190
                                          ------------   ------------   ------------   ------------   -------------   -------------

Expenses:
        Mortality and expense risk charge   (4,029,305)    (4,735,934)      (939,501)      (261,019)     (5,976,978)     (6,383,098)
        Distribution expense charge           (429,563)      (504,605)      (122,166)       (34,033)       (777,134)       (829,979)
                                          ------------   ------------   ------------   ------------   -------------   -------------
            Total expenses                  (4,458,868)    (5,240,539)    (1,061,667)      (295,052)     (6,754,112)     (7,213,077)
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net investment income (loss)                (3,840,988)    (1,562,543)     2,556,072        (29,441)     (3,834,948)      4,546,113
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net realized gains (losses) from
  securities transactions:
        Proceeds from shares sold           13,624,452     14,049,458     13,427,636     21,413,771     102,369,042     104,178,752
        Cost of shares sold                (12,680,784)   (12,805,066)   (15,238,393)   (22,134,824)   (130,965,868)   (121,926,170)
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net realized gains (losses) from
   securities transactions                     943,668      1,244,392     (1,810,757)      (721,053)    (28,596,826)    (17,747,418)
Realized gain distributions                          0              0              0              0               0               0
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net realized gains (losses)                    943,668      1,244,392     (1,810,757)      (721,053)    (28,596,826)    (17,747,418)
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net unrealized appreciation
   (depreciation) of investments:
        Beginning of period                 20,653,521     27,930,714    (11,930,551)      (831,179)   (167,157,131)   (116,993,696)
        End of period                       57,696,099     60,330,710     (7,186,564)      (193,739)    (89,797,342)    (60,588,017)
                                          ------------   ------------   ------------   ------------   -------------   -------------

Change in net unrealized appreciation
    (depreciation) of investments           37,042,578     32,399,996      4,743,987        637,440      77,359,789      56,405,679
                                          ------------   ------------   ------------   ------------   -------------   -------------

Increase (decrease) in net assets from
   operations                             $ 34,145,258   $ 32,081,845   $  5,489,302   $   (113,054)  $  44,928,015   $  43,204,374
                                          ============   ============   ============   ============   =============   =============


                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                            U.S.
                                                                                         Government/
                                                            High-Income                    AAA-Rated      Growth        Mid Cap
                                                               Bond       International   Securities    and Income       Value
                                                               Fund           Fund           Fund       Portfolio      Portfolio
                                                            (Class 3)      (Class 3)      (Class 3)     (Class VC)     (Class VC)
                                                            ------------- -------------  ------------- -------------  ------------
Investment income:
        Dividends                                           $  6,204,421  $  2,621,724   $  4,908,812  $  1,199,174   $    247,589
                                                            ------------  ------------   ------------  ------------   ------------
            Total investment income                            6,204,421     2,621,724      4,908,812     1,199,174        247,589
                                                            ------------  ------------   ------------  ------------   ------------

Expenses:
        Mortality and expense risk charge                       (542,981)   (1,258,396)      (556,728)   (1,562,358)      (844,549)
        Distribution expense charge                              (70,667)     (163,623)       (72,441)     (167,296)       (91,756)
                                                            ------------  ------------   ------------  ------------   ------------
            Total expenses                                      (613,648)   (1,422,019)      (629,169)   (1,729,654)      (936,305)
                                                            ------------  ------------   ------------  ------------   ------------

Net investment income (loss)                                   5,590,773     1,199,705      4,279,643      (530,480)      (688,716)
                                                            ------------  ------------   ------------  ------------   ------------

Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                             13,873,350    21,071,892     15,573,093     4,538,317      4,111,126
        Cost of shares sold                                  (16,786,878)  (26,674,660)   (16,933,446)   (4,149,165)    (3,544,953)
                                                            ------------  ------------   ------------  ------------   ------------

Net realized gains (losses) from securities transactions      (2,913,528)   (5,602,768)    (1,360,353)      389,152        566,173
Realized gain distributions                                            0             0              0     1,218,976      1,261,256
                                                            ------------  ------------   ------------  ------------   ------------

Net realized gains (losses)                                   (2,913,528)   (5,602,768)    (1,360,353)    1,608,128      1,827,429
                                                            ------------  ------------   ------------  ------------   ------------

Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                   (7,868,850)  (35,855,629)    (2,056,033)   11,639,861      5,269,202
        End of period                                         (7,122,558)  (15,016,209)    (4,070,944)   24,419,044     17,973,399
                                                            ------------  ------------   ------------  ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                                746,292    20,839,420     (2,014,911)   12,779,183     12,704,197
                                                            ------------  ------------   ------------  ------------   ------------

Increase (decrease) in net assets from operations           $  3,423,537  $ 16,436,357   $    904,379  $ 13,856,831   $ 13,842,910
                                                            ============  ============   ============  ============   ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)

                                                                            Government
                                                   Asset       Capital          and                         Natural        Asset
                                                Allocation  Appreciation   Quality Bond       Growth       Resources     Allocation
                                                Portfolio     Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                                (Class 1)     (Class 1)      (Class 1)      (Class 1)       (Class 1)    (Class 2)
                                              ------------- -------------- -------------- -------------- -------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $  4,463,121  $ (13,158,421) $  12,347,807  $  (3,521,847) $    (721,712) $   186,903
        Net realized gains (losses) from
            securities transactions              2,076,562    (35,711,560)     2,982,831    (10,413,082)     7,924,231      334,743
        Change in net unrealized appreciation
            (depreciation) of investments       25,438,103    107,715,984     (8,052,413)    45,720,068     13,199,367      826,916
                                              ------------  -------------  -------------  -------------  -------------  -----------
            Increase (decrease) in net assets
                from operations                 31,977,786     58,846,003      7,278,225     31,785,139     20,401,886    1,348,562
                                              ------------  -------------  -------------  -------------  -------------  -----------

From capital transactions:
        Net proceeds from units sold             2,278,217      7,697,506      3,785,436      3,084,704        739,250    3,474,194
        Cost of units redeemed                 (60,841,177)  (103,372,146)   (61,020,051)   (43,752,696)   (13,304,545)    (754,746)
        Annuity benefit payments                  (651,903)      (703,286)      (581,972)      (273,279)       (73,070)           0
        Net transfers                            3,330,804    (22,760,660)   (50,290,554)     5,747,679     15,664,485    1,601,048
        Contract maintenance charge               (157,140)      (387,184)      (137,166)      (150,013)       (34,195)      (2,709)
                                              ------------  -------------  -------------  -------------  -------------  -----------
            Increase (decrease) in net assets
                from capital transactions      (56,041,199)  (119,525,770)  (108,244,307)   (35,343,605)     2,991,925    4,317,787
                                              ------------  -------------  -------------  -------------  -------------  -----------

Increase (decrease) in net assets              (24,063,413)   (60,679,767)  (100,966,082)    (3,558,466)    23,393,811    5,666,349
Net assets at beginning of period              406,341,547    911,917,258    469,029,141    378,795,802     90,042,277   12,717,893
                                              ------------  -------------  -------------  -------------  -------------  -----------
Net assets at end of period                   $382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336  $ 113,436,088  $18,384,242
                                              ============  =============  =============  =============  =============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                              Government
                                                 Capital         and                        Natural        Asset        Capital
                                              Appreciation   Quality Bond       Growth     Resources     Allocation   Appreciation
                                                Portfolio     Portfolio       Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)     (Class 2)       (Class 2)    (Class 2)      (Class 3)    (Class 3)
                                              -------------  -------------  ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $  (1,747,873) $   3,951,539  $   (745,299) $   (137,404) $     90,937  $  (1,738,962)
        Net realized gains (losses) from
            securities transactions               1,376,928       (160,717)      826,915     1,568,490        64,528         63,559
        Change in net unrealized appreciation
            (depreciation) of investments         8,454,793     (1,672,854)    6,258,815     2,386,664       562,614     12,066,776
                                              -------------  -------------  ------------  ------------  ------------  -------------
            Increase (decrease) in net assets
                from operations                   8,083,848      2,117,968     6,340,431     3,817,750       718,079     10,391,373
                                              -------------  -------------  ------------  ------------  ------------  -------------

From capital transactions:
        Net proceeds from units sold             14,236,992     15,826,271    11,886,629     2,469,881     6,324,111     75,714,576
        Cost of units redeemed                   (6,117,166)    (9,185,340)   (3,361,162)     (698,160)     (445,707)    (4,409,929)
        Annuity benefit payments                          0              0             0             0             0              0
        Net transfers                             6,558,679     (7,152,943)    3,400,082     3,175,897     2,434,624     28,635,428
        Contract maintenance charge                 (20,680)       (21,067)      (11,150)       (2,617)         (488)       (14,195)
                                              -------------  -------------  ------------  ------------  ------------  -------------
            Increase (decrease) in net assets
                from capital transactions        14,657,825       (533,079)   11,914,399     4,945,001     8,312,540     99,925,880
                                              -------------  -------------  ------------  ------------  ------------  -------------

Increase (decrease) in net assets                22,741,673      1,584,889    18,254,830     8,762,751     9,030,619    110,317,253
Net assets at beginning of period               100,495,406    127,810,283    58,824,652    12,549,472     2,872,884     58,331,792
                                              -------------  -------------  ------------  ------------  ------------  -------------
Net assets at end of period                   $ 123,237,079  $ 129,395,172  $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
                                              =============  =============  ============  ============  ============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                               Government
                                                  and                         Natural     Aggressive      Alliance      Blue Chip
                                              Quality Bond     Growth        Resources      Growth         Growth         Growth
                                                Portfolio     Portfolio      Portfolio    Portfolio       Portfolio     Portfolio
                                                (Class 3)     (Class 3)      (Class 3)    (Class 1)       (Class 1)     (Class 1)
                                              -------------- ------------- ------------- -------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $   5,710,769  $   (768,066) $   (112,339) $  (2,049,734) $  (9,653,255) $   (360,883)
        Net realized gains (losses) from
            securities transactions                (193,166)      101,904       869,947    (30,926,545)  (105,012,829)     (585,682)
        Change in net unrealized appreciation
            (depreciation) of investments        (2,900,653)    8,169,112     2,356,153     51,512,529    156,847,950     1,808,926
                                              -------------  ------------  ------------  -------------  -------------  ------------
            Increase (decrease) in net assets
                from operations                   2,616,950     7,502,950     3,113,761     18,536,250     42,181,866       862,361
                                              -------------  ------------  ------------  -------------  -------------  ------------

From capital transactions:
        Net proceeds from units sold             85,222,522    43,671,225     9,098,228      1,250,316      5,961,355       354,362
        Cost of units redeemed                   (9,307,177)   (2,967,110)     (573,899)   (16,728,266)  (103,776,258)   (3,766,853)
        Annuity benefit payments                          0             0             0        (71,255)      (770,221)       (2,679)
        Net transfers                            23,649,437    15,756,809     3,569,103     (9,465,520)   (84,249,256)      707,144
        Contract maintenance charge                 (22,881)       (8,530)       (1,416)       (84,375)      (480,860)      (11,952)
                                              -------------  ------------  ------------  -------------  -------------  ------------
            Increase (decrease) in net assets
                from capital transactions        99,541,901    56,452,394    12,092,016    (25,099,100)  (183,315,240)   (2,719,978)
                                              -------------  ------------  ------------  -------------  -------------  ------------

Increase (decrease) in net assets               102,158,851    63,955,344    15,205,777     (6,562,850)  (141,133,374)   (1,857,617)
Net assets at beginning of period               112,179,625    35,799,120     5,978,089    150,483,074    890,904,857    26,875,421
                                              -------------  ------------  ------------  -------------  -------------  ------------
Net assets at end of period                   $ 214,338,476  $ 99,754,464  $ 21,183,866  $ 143,920,224  $ 749,771,483  $ 25,017,804
                                              =============  ============  ============  =============  =============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                               Davis                                    Federated
                                                  Cash        Corporate       Venture       "Dogs" of      Emerging      American
                                               Management       Bond           Value       Wall Street      Markets      Leaders
                                                Portfolio     Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                                (Class 1)     (Class 1)      (Class 1)      (Class 1)      (Class 1)    (Class 1)
                                              -------------- ------------- --------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $  (1,405,774) $  6,813,626  $  (11,068,530) $    605,134  $   (400,262) $   (220,497)
        Net realized gains (losses) from
            securities transactions              (2,863,827)    2,346,614      29,733,414     1,839,421     4,476,353       844,746
        Change in net unrealized appreciation
            (depreciation) of investments         2,953,318       923,021     163,316,415     3,518,074    11,220,244    11,614,448
                                              -------------  ------------  --------------  ------------  ------------  ------------
            Increase (decrease) in net assets
                from operations                  (1,316,283)   10,083,261     181,981,299     5,962,629    15,296,335    12,238,697
                                              -------------  ------------  --------------  ------------  ------------  ------------

From capital transactions:
        Net proceeds from units sold              4,959,075     2,760,447      10,925,063       473,580       493,150     1,408,037
        Cost of units redeemed                  (76,009,878)  (29,956,364)   (216,550,172)   (8,928,622)  (11,454,860)  (21,281,919)
        Annuity benefit payments                   (502,127)     (207,794)     (1,259,887)      (34,973)      (24,990)     (133,455)
        Net transfers                            31,144,628    (6,451,371)    (15,874,870)   (4,448,567)    1,748,716    (6,666,591)
        Contract maintenance charge                 (80,998)      (62,944)       (737,216)      (36,969)      (38,017)      (68,713)
                                              -------------  ------------  --------------  ------------  ------------  ------------
            Increase (decrease) in net assets
                from capital transactions       (40,489,300)  (33,918,026)   (223,497,082)  (12,975,551)   (9,276,001)  (26,742,641)
                                              -------------  ------------  --------------  ------------  ------------  ------------

Increase (decrease) in net assets               (41,805,583)  (23,834,765)    (41,515,783)   (7,012,922)    6,020,334   (14,503,944)
Net assets at beginning of period               176,856,444   218,565,601   1,699,121,533    85,890,387    82,029,038   172,085,602
                                              -------------  ------------  --------------  ------------  ------------  ------------
Net assets at end of period                   $ 135,050,861  $194,730,836  $1,657,605,750  $ 78,877,465  $ 88,049,372  $157,581,658
                                              =============  ============  ==============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                              Goldman
                                                  Global        Global         Sachs        Growth-        Growth      High-Yield
                                                  Bond         Equities      Research       Income      Opportunities     Bond
                                                Portfolio      Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 1)      (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                              ------------- -------------- ------------- -------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $ (1,341,149) $  (2,345,529) $   (310,434) $  (6,179,892) $   (350,349) $  16,337,480
        Net realized gains (losses) from
            securities transactions              1,840,801     (9,735,269)     (452,197)    (7,391,728)   (1,343,051)       (42,031)
        Change in net unrealized appreciation
            (depreciation) of investments        1,528,680     29,668,494     2,839,184     79,200,692     1,940,025     16,988,950
                                              ------------  -------------  ------------  -------------  ------------  -------------
            Increase (decrease) in net assets
                from operations                  2,028,332     17,587,696     2,076,553     65,629,072       246,625     33,284,399
                                              ------------  -------------  ------------  -------------  ------------  -------------

From capital transactions:
        Net proceeds from units sold               646,437      1,597,499       188,739      5,057,889       208,988      1,484,808
        Cost of units redeemed                 (14,304,631)   (24,864,760)   (2,066,843)   (93,415,279)   (3,519,384)   (36,246,059)
        Annuity benefit payments                   (63,149)      (199,849)      (16,375)      (996,851)       (3,947)      (243,480)
        Net transfers                           (1,318,394)   (17,808,760)   (2,903,290)   (53,021,770)   (7,050,333)   (26,097,318)
        Contract maintenance charge                (26,982)       (92,464)       (6,525)      (340,242)      (13,107)       (74,226)
                                              ------------  -------------  ------------  -------------  ------------  -------------
            Increase (decrease) in net assets
                from capital transactions      (15,066,719)   (41,368,334)   (4,804,294)  (142,716,253)  (10,377,783)   (61,176,275)
                                              ------------  -------------  ------------  -------------  ------------  -------------

Increase (decrease) in net assets              (13,038,387)   (23,780,638)   (2,727,741)   (77,087,181)  (10,131,158)   (27,891,876)
Net assets at beginning of period               95,804,408    209,702,594    21,703,835    776,995,860    28,319,772    263,751,824
                                              ------------  -------------  ------------  -------------  ------------  -------------
Net assets at end of period                   $ 82,766,021  $ 185,921,956  $ 18,976,094  $ 699,908,679  $ 18,188,614  $ 235,859,948
                                              ============  =============  ============  =============  ============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                              MFS
                                              International  International                Massachusetts     MFS
                                               Diversified       Growth        Marsico     Investors       Mid-Cap         MFS
                                                 Equities       & Income       Growth        Trust         Growth      Total Return
                                                Portfolio      Portfolio      Portfolio    Portfolio      Portfolio      Portfolio
                                                (Class 1)      (Class 1)      (Class 1)    (Class 1)      (Class 1)      (Class 1)
                                              -------------- -------------- ------------- ------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $     711,281  $    (551,494) $ (1,017,659) $ (1,447,777) $  (2,394,069) $ (7,178,300)
        Net realized gains (losses) from
            securities transactions              (6,462,495)     1,952,582     2,412,868    (8,579,019)   (23,421,568)    5,915,538
        Change in net unrealized appreciation
            (depreciation) of investments        25,356,231     33,572,260     4,049,930    28,005,585     42,633,763    50,149,228
                                              -------------  -------------  ------------  ------------  -------------  ------------
            Increase (decrease) in net assets
                from operations                  19,605,017     34,973,348     5,445,139    17,978,789     16,818,126    48,886,466
                                              -------------  -------------  ------------  ------------  -------------  ------------

From capital transactions:
        Net proceeds from units sold                875,646      1,051,874       459,338     1,198,329      1,316,971     6,151,514
        Cost of units redeemed                  (24,371,600)   (22,297,004)   (6,542,624)  (24,517,936)   (17,705,208)  (65,796,860)
        Annuity benefit payments                   (120,276)      (133,799)         (769)     (195,675)       (85,575)     (292,303)
        Net transfers                            (1,607,240)    11,021,453    (8,438,859)  (12,529,507)    (7,413,321)   13,921,148
        Contract maintenance charge                 (57,893)       (77,623)      (22,634)      (92,573)       (77,797)     (192,395)
                                              -------------  -------------  ------------  ------------  -------------  ------------
            Increase (decrease) in net assets
                from capital transactions       (25,281,363)   (10,435,099)  (14,545,548)  (36,137,362)   (23,964,930)  (46,208,896)
                                              -------------  -------------  ------------  ------------  -------------  ------------

Increase (decrease) in net assets                (5,676,346)    24,538,249    (9,100,409)  (18,158,573)    (7,146,804)    2,677,570
Net assets at beginning of period               157,610,826    193,131,037    74,743,943   210,872,350    161,264,715   544,742,108
                                              -------------  -------------  ------------  ------------  -------------  ------------
Net assets at end of period                   $ 151,934,480  $ 217,669,286  $ 65,643,534  $192,713,777  $ 154,117,911  $547,419,678
                                              =============  =============  ============  ============  =============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                 Putnam
                                                 Growth:         Real        SunAmerica                   Telecom       Worldwide
                                                 Voyager        Estate        Balanced     Technology     Utility      High Income
                                                Portfolio      Portfolio      Portfolio    Portfolio     Portfolio      Portfolio
                                                (Class 1)      (Class 1)      (Class 1)    (Class 1)     (Class 1)      (Class 1)
                                              -------------- -------------- ------------- ------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $  (2,970,004) $   1,507,271  $   (121,235) $   (489,828) $  1,295,838  $  3,266,480
        Net realized gains (losses) from
            securities transactions             (19,957,824)     7,530,471    (7,643,863)   (2,456,939)   (2,212,348)   (3,317,982)
        Change in net unrealized appreciation
            (depreciation) of investments        29,021,142     26,916,949    16,737,225       (19,873)    6,358,895     5,061,404
                                              -------------  -------------  ------------  ------------  ------------  ------------
            Increase (decrease) in net assets
                from operations                   6,093,314     35,954,691     8,972,127    (2,966,640)    5,442,385     5,009,902
                                              -------------  -------------  ------------  ------------  ------------  ------------

From capital transactions:
        Net proceeds from units sold              1,965,506      1,003,288     1,379,575       481,816       241,929       349,020
        Cost of units redeemed                  (25,084,172)   (17,346,161)  (22,516,093)   (4,385,680)   (4,750,626)  (11,713,423)
        Annuity benefit payments                   (209,024)      (102,049)     (160,231)      (17,424)      (42,214)      (55,988)
        Net transfers                           (21,642,982)    10,239,108   (14,478,125)   (9,949,993)      325,007    (1,376,092)
        Contract maintenance charge                (133,613)       (45,436)     (115,633)      (16,071)      (18,525)      (27,622)
                                              -------------  -------------  ------------  ------------  ------------  ------------
            Increase (decrease) in net assets
                from capital transactions       (45,104,285)    (6,251,250)  (35,890,507)  (13,887,352)   (4,244,429)  (12,824,105)
                                              -------------  -------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets               (39,010,971)    29,703,441   (26,918,380)  (16,853,992)    1,197,956    (7,814,203)
Net assets at beginning of period               237,882,292    122,416,709   207,974,333    43,437,344    39,854,376    76,886,755
                                              -------------  -------------  ------------  ------------  ------------  ------------
Net assets at end of period                   $ 198,871,321  $ 152,120,150  $181,055,953  $ 26,583,352  $ 41,052,332  $ 69,072,552
                                              =============  =============  ============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                                                        Davis
                                               Aggressive     Alliance     Blue Chip       Cash        Corporate       Venture
                                                 Growth        Growth        Growth      Management      Bond           Value
                                               Portfolio     Portfolio     Portfolio      Portfolio    Portfolio      Portfolio
                                               (Class 2)     (Class 2)     (Class 2)      (Class 2)    (Class 2)      (Class 2)
                                              ------------  ------------- ------------- ------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $   (182,170) $   (861,856) $   (177,182) $   (469,495) $  1,778,140  $  (1,332,169)
        Net realized gains (losses) from
            securities transactions                427,601       237,704       198,575      (463,548)      416,408      2,267,282
        Change in net unrealized appreciation
            (depreciation) of investments        1,334,522     4,562,412       369,170       473,538       289,345     18,770,813
                                              ------------  ------------  ------------  ------------  ------------  -------------
            Increase (decrease) in net assets
                from operations                  1,579,953     3,938,260       390,563      (459,505)    2,483,893     19,705,926
                                              ------------  ------------  ------------  ------------  ------------  -------------

From capital transactions:
        Net proceeds from units sold               805,817     8,085,877     1,002,826    12,536,038     6,093,218     23,079,702
        Cost of units redeemed                    (537,352)   (3,106,792)     (688,490)   (9,392,500)   (3,311,687)    (9,311,605)
        Annuity benefit payments                         0             0             0             0             0              0
        Net transfers                             (673,758)      951,912      (185,294)   (1,932,733)    2,023,850     11,595,758
        Contract maintenance charge                 (2,487)      (15,259)       (2,590)       (9,861)       (7,147)       (31,758)
                                              ------------  ------------  ------------  ------------  ------------  -------------
            Increase (decrease) in net assets
                from capital transactions         (407,780)    5,915,738       126,452     1,200,944     4,798,234     25,332,097
                                              ------------  ------------  ------------  ------------  ------------  -------------

Increase (decrease) in net assets                1,172,173     9,853,998       517,015       741,439     7,282,127     45,038,023
Net assets at beginning of period               11,789,546    59,042,861    11,770,970    47,588,977    46,911,728    151,609,252
                                              ------------  ------------  ------------  ------------  ------------  -------------
Net assets at end of period                   $ 12,961,719  $ 68,896,859  $ 12,287,985  $ 48,330,416  $ 54,193,855  $ 196,647,275
                                              ============  ============  ============  ============  ============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                        Federated
                                             "Dogs" of     Emerging     American        Foreign      Global          Global
                                           Wall Street      Markets      Leaders         Value        Bond          Equities
                                             Portfolio    Portfolio     Portfolio      Portfolio    Portfolio      Portfolio
                                             (Class 2)    (Class 2)     (Class 2)      (Class 2)    (Class 2)      (Class 2)
                                          ------------- ------------- -------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)          $    147,087  $    (53,176) $     (42,169) $   (117,705) $   (207,448) $   (160,713)
    Net realized gains (losses) from
        securities transactions                288,416       430,471        390,141     1,575,903       289,849       329,599
    Change in net unrealized appreciation
        (depreciation) of investments          989,889     1,676,400      1,183,730     6,824,284       196,037       840,239
                                          ------------  ------------  -------------  ------------  ------------  ------------
        Increase (decrease) in net assets
           from operations                   1,425,392     2,053,695      1,531,702     8,282,482       278,438     1,009,125
                                          ------------  ------------  -------------  ------------  ------------  ------------

From capital transactions:
    Net proceeds from units sold             2,120,972     1,013,152      1,394,579    15,400,948     2,260,688       540,457
    Cost of units redeemed                    (647,674)     (727,821)    (1,056,471)   (1,518,241)     (825,518)     (781,950)
    Annuity benefit payments                         0             0              0             0             0             0
    Net transfers                              279,017     3,590,152        665,143     8,683,311      (114,928)   (1,523,047)
    Contract maintenance charge                 (3,477)       (2,428)        (4,115)       (6,015)       (2,083)       (2,361)
                                          ------------  ------------  -------------  ------------  ------------  ------------
        Increase (decrease) in net assets
           from capital transactions         1,748,838     3,873,055        999,136    22,560,003     1,318,159    (1,766,901)
                                          ------------  ------------  -------------  ------------  ------------  ------------

Increase (decrease) in net assets            3,174,230     5,926,750      2,530,838    30,842,485     1,596,597      (757,776)
Net assets at beginning of period           17,206,833     7,238,116     18,192,720    27,397,014    12,385,013    12,131,779
                                          ------------  ------------  -------------  ------------  ------------  ------------
Net assets at end of period               $ 20,381,063  $ 13,164,866  $  20,723,558  $ 58,239,499  $ 13,981,610  $ 11,374,003
                                          ============  ============  =============  ============  ============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                             Goldman                                                   International  International
                                              Sachs         Growth-        Growth        High-Yield     Diversified      Growth
                                            Research        Income      Opportunities       Bond         Equities       & Income
                                            Portfolio      Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                            (Class 2)      (Class 2)      (Class 2)       (Class 2)      (Class 2)      (Class 2)
                                          -------------  -------------  -------------   -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    (91,288)  $   (412,818)  $    (95,341)   $  2,745,713   $    262,708   $   (100,869)
  Net realized gains (losses) from
      securities transactions                  112,753        714,141        165,079       1,346,233        487,405        995,107
  Change in net unrealized appreciation
      (depreciation) of investments            587,686      3,329,089        129,088       1,439,844      4,869,649      4,062,091
                                          ------------   ------------   ------------    ------------   ------------   ------------
      Increase (decrease) in net
        assets from operations                 609,151      3,630,412        198,826       5,531,790      5,619,762      4,956,329
                                          ------------   ------------   ------------    ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold                 246,399      1,753,220        561,069       2,956,646     11,660,553      2,101,904
  Cost of units redeemed                      (218,051)    (2,454,377)      (208,682)     (3,425,252)    (1,380,333)    (1,495,460)
  Annuity benefit payments                           0              0              0               0              0              0
  Net transfers                               (112,444)    (3,253,314)      (936,443)     (2,138,330)     5,214,760      2,118,620
  Contract maintenance charge                   (1,145)        (8,746)        (1,577)         (5,145)        (5,791)        (4,058)
                                          ------------   ------------   ------------    ------------   ------------   ------------
      Increase (decrease) in net
        assets from capital transactions       (85,241)    (3,963,217)      (585,633)     (2,612,081)    15,489,189      2,721,006
                                          ------------   ------------   ------------    ------------   ------------   ------------

Increase (decrease) in net assets              523,910       (332,805)      (386,807)      2,919,709     21,108,951      7,677,335
Net assets at beginning of period            5,620,344     41,110,089      6,367,640      38,009,272     24,319,719     23,959,350
                                          ------------   ------------   ------------    ------------   ------------   ------------
Net assets at end of period               $  6,144,254   $ 40,777,284   $  5,980,833    $ 40,928,981   $ 45,428,670   $ 31,636,685
                                          ============   ============   ============    ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                               MFS
                                                           Massachusetts      MFS                         Putnam
                                              Marsico        Investors      Mid-Cap        MFS Total      Growth:         Real
                                               Growth          Trust        Growth          Return        Voyager        Estate
                                             Portfolio       Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                             (Class 2)       (Class 2)     (Class 2)       (Class 2)     (Class 2)      (Class 2)
                                          --------------  -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    (644,472)  $    (226,195) $    (782,939) $  (1,971,191) $    (151,055) $     283,464
  Net realized gains (losses) from
      securities transactions                   880,253         324,285        712,771      1,468,665        146,200      1,355,724
  Change in net unrealized appreciation
      (depreciation) of investments           3,614,729       2,426,545      5,719,840     13,393,321        281,582      5,720,305
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Increase (decrease) in net
        assets from operations                3,850,510       2,524,635      5,649,672     12,890,795        276,727      7,359,493
                                          -------------   -------------  -------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold                4,363,657       2,847,418      5,209,074      7,197,023        274,604      2,661,984
  Cost of units redeemed                     (2,808,631)     (1,381,166)    (2,387,718)    (8,485,316)      (535,552)    (1,342,080)
  Annuity benefit payments                            0               0              0              0              0              0
  Net transfers                                 (26,545)       (402,350)       (23,032)       146,231     (1,448,885)     1,533,150
  Contract maintenance charge                    (6,791)         (4,891)       (10,047)       (26,153)        (2,132)        (4,486)
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Increase (decrease) in net
        assets from capital transactions      1,521,690       1,059,011      2,788,277     (1,168,215)    (1,711,965)     2,848,568
                                          -------------   -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets             5,372,200       3,583,646      8,437,949     11,722,580     (1,435,238)    10,208,061
Net assets at beginning of period            39,773,101      24,977,766     46,004,828    138,569,295     10,831,524     22,054,813
                                          -------------   -------------  -------------  -------------  -------------  -------------
Net assets at end of period               $  45,145,301   $  28,561,412  $  54,442,777  $ 150,291,875  $   9,396,286  $  32,262,874
                                          =============   =============  =============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                          Small & Mid     SunAmerica                     Telecom       Worldwide     Aggressive
                                           Cap Value       Balanced     Technology       Utility      High Income     Growth
                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                           (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 3)
                                         -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (358,060)  $    (46,313)  $   (162,537)  $     89,280   $    320,663   $    (68,634)
  Net realized gains (losses) from
      securities transactions               1,821,606        147,513          9,714         (5,603)        93,873        141,552
  Change in net unrealized appreciation
      (depreciation) of investments         4,373,031        919,540       (438,834)       295,207         97,532        670,695
                                         ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in
       net assets from operations           5,836,577      1,020,740       (591,657)       378,884        512,068        743,613
                                         ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
  Net proceeds from units sold             10,640,602      1,352,851        993,793        233,214      1,321,145      2,507,144
  Cost of units redeemed                   (1,457,928)    (1,349,394)      (829,771)      (212,207)      (470,223)      (161,304)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                             9,631,518       (651,507)      (334,109)       502,479         32,191      1,299,269
  Contract maintenance charge                  (4,002)        (4,886)        (2,461)          (606)        (1,061)          (757)
                                         ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net
       assets from capital transactions    18,810,190       (652,936)      (172,548)       522,880        882,052      3,644,352
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets          24,646,767        367,804       (764,205)       901,764      1,394,120      4,387,965
Net assets at beginning of period          21,094,074     21,674,122     11,093,203      2,314,354      6,035,724      2,800,069
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $ 45,740,841   $ 22,041,926   $ 10,328,998   $  3,216,118   $  7,429,844   $  7,188,034
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                                           Davis
                                           Alliance        Blue Chip         Cash          Corporate      Venture       "Dogs" of
                                            Growth          Growth         Management         Bond         Value       Wall Street
                                           Portfolio       Portfolio        Portfolio      Portfolio      Portfolio     Portfolio
                                           (Class 3)       (Class 3)        (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                         --------------  --------------  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (639,252)  $     (96,724)  $    (814,861) $   2,523,806  $  (1,035,699) $      96,194
  Net realized gains (losses) from
      securities transactions                   18,291          52,106        (352,376)         2,420        352,102        127,214
  Change in net unrealized appreciation
      (depreciation) of investments          4,927,743         314,221         317,633        323,810     19,334,788        558,655
                                         -------------   -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in
       net assets from operations            4,306,782         269,603        (849,604)     2,850,036     18,651,191        782,063
                                         -------------   -------------   -------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold              31,873,203       5,338,725      70,855,200     39,889,478     92,539,543      4,353,263
  Cost of units redeemed                    (1,941,316)       (251,469)    (15,962,562)    (2,605,268)    (6,742,282)      (308,982)
  Annuity benefit payments                           0               0               0              0              0              0
  Net transfers                             11,162,844        (901,327)     (6,666,923)    17,295,685     40,161,463      1,911,155
  Contract maintenance charge                   (5,485)           (795)         (8,324)        (4,031)       (15,527)        (1,067)
                                         -------------   -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in net
       assets from capital transactions     41,089,246       4,185,134      48,217,391     54,575,864    125,943,197      5,954,369
                                         -------------   -------------   -------------  -------------  -------------  -------------

Increase (decrease) in net assets           45,396,028       4,454,737      47,367,787     57,425,900    144,594,388      6,736,432
Net assets at beginning of period           23,808,041       3,458,941      59,067,143     27,041,585     75,447,791      5,941,636
                                         -------------   -------------   -------------  -------------  -------------  -------------
Net assets at end of period              $  69,204,069   $   7,913,678   $ 106,434,930  $  84,467,485  $ 220,042,179  $  12,678,068
                                         =============   =============   =============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                           Federated                                                    Goldman
                                            Emerging        American        Foreign         Global         Global        Sachs
                                             Markets        Leaders          Value           Bond         Equities      Research
                                            Portfolio       Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
                                            (Class 3)       (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)
                                         --------------  --------------  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $     (30,393)  $      12,912   $    (245,024) $    (188,870) $     (76,351) $      (7,697)
  Net realized gains (losses) from
      securities transactions                  129,973          86,242       3,593,727        196,617         60,560          5,729
  Change in net unrealized appreciation
      (depreciation) of investments          1,392,882       1,938,823      18,969,116        243,590        581,306         68,101
                                         -------------   -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in net
       assets from operations                1,492,462       2,037,977      22,317,819        251,337        565,515         66,133
                                         -------------   -------------   -------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold               4,394,618      15,036,213      67,795,495      7,565,015      3,462,546        465,515
  Cost of units redeemed                      (418,449)       (611,564)     (5,107,739)      (727,549)      (175,208)        (3,435)
  Annuity benefit payments                           0               0               0              0              0              0
  Net transfers                              3,345,276       7,218,461      34,844,043      2,308,316        565,612        255,913
  Contract maintenance charge                     (553)         (1,878)        (14,201)        (1,121)          (571)           (44)
                                         -------------   -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in net
       assets from capital transactions      7,320,892      21,641,232      97,517,598      9,144,661      3,852,379        717,949
                                         -------------   -------------   -------------  -------------  -------------  -------------

Increase (decrease) in net assets            8,813,354      23,679,209     119,835,417      9,395,998      4,417,894        784,082
Net assets at beginning of period            2,493,972       7,744,918      51,821,309      7,261,358      2,782,623        187,086
                                         -------------   -------------   -------------  -------------  -------------  -------------
Net assets at end of period              $  11,307,326   $  31,424,127   $ 171,656,726  $  16,657,356  $   7,200,517  $     971,168
                                         =============   =============   =============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                         International International
                                             Growth-         Growth        High-Yield     Diversified     Growth        Marsico
                                             Income       Opportunities       Bond          Equities     & Income        Growth
                                            Portfolio       Portfolio       Portfolio      Portfolio     Portfolio     Portfolio
                                            (Class 3)       (Class 3)       (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                          -------------- --------------  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    (136,901) $     (48,548)  $   2,795,585  $     522,509  $     (64,030) $    (273,160)
  Net realized gains (losses) from
      securities transactions                   275,385         17,906         916,089        401,484        473,657        151,923
  Change in net unrealized appreciation
      (depreciation) of investments           1,371,533        150,957       1,591,032     10,753,951      4,419,751      2,141,672
                                          -------------  -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in net
        assets from operations                1,510,017        120,315       5,302,706     11,677,944      4,829,378      2,020,435
                                          -------------  -------------   -------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold                4,789,603      1,828,349      15,804,493     47,229,192      9,232,209      6,712,062
  Cost of units redeemed                       (653,306)       (80,915)     (6,135,856)    (3,181,647)    (1,083,735)      (589,017)
  Annuity benefit payments                            0              0               0              0              0              0
  Net transfers                               3,882,427       (109,329)      2,552,830     11,307,592      9,125,327      2,673,359
  Contract maintenance charge                    (1,518)          (534)         (2,941)        (8,631)        (2,232)        (2,231)
                                          -------------  -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in net
        assets from capital transactions      8,017,206      1,637,571      12,218,526     55,346,506     17,271,569      8,794,173
                                          -------------  -------------   -------------  -------------  -------------  -------------

Increase (decrease) in net assets             9,527,223      1,757,886      17,521,232     67,024,450     22,100,947     10,814,608
Net assets at beginning of period             9,251,442      1,887,938      26,197,749     34,195,694     13,093,660     12,352,523
                                          -------------  -------------   -------------  -------------  -------------  -------------
Net assets at end of period               $  18,778,665  $   3,645,824   $  43,718,981  $ 101,220,144  $  35,194,607  $  23,167,131
                                          =============  =============   =============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                               MFS
                                           Massachusetts        MFS                         Putnam
                                             Investors        Mid-Cap       MFS Total       Growth:        Real        Small & Mid
                                                Trust          Growth        Return         Voyager       Estate        Cap Value
                                             Portfolio       Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                             (Class 3)       (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                           -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)           $    (198,253) $    (652,547) $  (1,221,625) $     (40,928) $     258,484  $    (827,339)
    Net realized gains (losses) from
        securities transactions                   91,385        783,284        311,822         73,358        460,667      3,702,004
    Change in net unrealized appreciation
        (depreciation) of investments          2,987,956      4,933,051     10,436,953         89,282      5,150,915     10,998,819
                                           -------------  -------------  -------------  -------------  -------------  -------------
        Increase (decrease) in net assets
           from operations                     2,881,088      5,063,788      9,527,150       121,712      5,870,066     13,873,484
                                           -------------  -------------  -------------  -------------  -------------  -------------

From capital transactions:
    Net proceeds from units sold              12,606,132     22,218,455     55,930,817      1,097,801     13,009,170     43,840,705
    Cost of units redeemed                    (1,378,930)    (1,756,385)    (4,972,220)       (94,049)      (847,633)    (3,261,988)
    Annuity benefit payments                           0              0              0              0              0              0
    Net transfers                              4,441,820      2,419,802     20,517,923       (283,766)     2,046,804     30,074,043
    Contract maintenance charge                   (3,050)        (5,665)       (13,588)          (539)        (2,261)       (10,666)
                                           -------------  -------------  -------------  -------------  -------------  -------------
        Increase (decrease) in net assets
           from capital transactions          15,665,972     22,876,207     71,462,932        719,447     14,206,080     70,642,094
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets             18,547,060     27,939,995     80,990,082        841,159     20,076,146     84,515,578
Net assets at beginning of period             14,918,833     26,634,953     51,426,805      2,371,873      9,535,274     34,616,193
                                           -------------  -------------  -------------  -------------  -------------  -------------
Net assets at end of period                $  33,465,893  $  54,574,948  $ 132,416,887  $   3,213,032  $  29,611,420  $ 119,131,771
                                           =============  =============  =============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                            SunAmerica                     Telecom         Worldwide                     Emerging
                                             Balanced      Technology      Utility        High Income     Comstock        Growth
                                             Portfolio      Portfolio     Portfolio        Portfolio      Portfolio     Portfolio
                                             (Class 3)      (Class 3)     (Class 3)        (Class 3)     (Class II)     (Class II)
                                          -------------- -------------- --------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)          $      (7,864) $    (104,847) $       2,111   $      45,873  $  (1,771,026) $    (414,446)
    Net realized gains (losses) from
        securities transactions                  47,268         (8,729)           684         (29,674)     1,787,521        273,622
    Change in net unrealized appreciation
        (depreciation) of investments           515,665        (22,714)         6,852          15,023     32,225,072      1,498,133
                                          -------------  -------------  -------------   -------------  -------------  -------------
        Increase (decrease) in net assets
           from operations                      555,069       (136,290)         9,647          31,222     32,241,567      1,357,309
                                          -------------  -------------  -------------   -------------  -------------  -------------

From capital transactions:
    Net proceeds from units sold              5,456,672      3,837,936         45,447         263,002     43,590,243      3,582,578
    Cost of units redeemed                     (635,007)      (383,439)          (389)       (471,524)   (11,776,051)    (1,399,324)
    Annuity benefit payments                          0              0              0               0         (6,243)             0
    Net transfers                             1,040,055        422,540        (13,845)        641,052     49,038,129        473,652
    Contract maintenance charge                  (1,446)        (1,097)             0               0        (51,508)        (7,320)
                                          -------------  -------------  -------------   -------------  -------------  -------------
        Increase (decrease) in net assets
           from capital transactions          5,860,274      3,875,940         31,213         432,530     80,794,570      2,649,586
                                          -------------  -------------  -------------   -------------  -------------  -------------

Increase (decrease) in net assets             6,415,343      3,739,650         40,860         463,752    113,036,137      4,006,895
Net assets at beginning of period             5,614,623      5,131,029         44,646         453,299    155,970,767     25,259,965
                                          -------------  -------------  -------------   -------------  -------------  -------------
Net assets at end of period               $  12,029,966  $   8,870,679  $      85,506   $     917,051  $ 269,006,904  $  29,266,860
                                          =============  =============  =============   =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                            Growth and                   Conservative   Conservative      Equity
                                              Income       Balanced        Balanced        Growth         Income    Flexible Income
                                            Portfolio      Portfolio       Portfolio      Portfolio        Fund        Portfolio
                                            (Class II)     (Class 1)       (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)          $  (1,871,806) $     455,347  $      68,982  $    (100,844) $      55,920  $     603,272
    Net realized gains (losses) from
        securities transactions               1,131,348      1,095,930        215,521        973,324        325,653        351,265
    Change in net unrealized appreciation
        (depreciation) of investments        28,194,738      9,752,704        603,955      5,691,104      2,730,849        642,120
                                          -------------  -------------  -------------  -------------  -------------  -------------
        Increase (decrease) in net assets
           from operations                   27,454,280     11,303,981        888,458      6,563,584      3,112,422      1,596,657
                                          -------------  -------------  -------------  -------------  -------------  -------------

From capital transactions:
    Net proceeds from units sold             72,492,960      9,054,253        363,104      3,272,270        973,219      1,790,517
    Cost of units redeemed                  (12,134,382)   (11,176,289)      (972,254)    (4,340,531)    (1,207,363)    (3,876,419)
    Annuity benefit payments                     (1,701)             0              0              0              0              0
    Net transfers                            39,917,667     29,440,424      3,532,652      6,856,014      2,105,510      8,792,790
    Contract maintenance charge                 (45,149)       (24,256)        (2,038)       (16,445)        (3,795)        (6,635)
                                          -------------  -------------  -------------  -------------  -------------  -------------
        Increase (decrease) in net assets
           from capital transactions        100,229,395     27,294,132      2,921,464      5,771,308      1,867,571      6,700,253
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets           127,683,675     38,598,113      3,809,922     12,334,892      4,979,993      8,296,910
Net assets at beginning of period           143,874,667    113,349,873     11,062,689     61,463,053     16,659,742     27,846,432
                                          -------------  -------------  -------------  -------------  -------------  -------------
Net assets at end of period               $ 271,558,342  $ 151,947,986  $  14,872,611  $  73,797,945  $  21,639,735  $  36,143,342
                                          =============  =============  =============  =============  =============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                            International    Mid Cap       Money
                                               Growth      Growth & Income     Income          Growth         Stock        Market
                                                Fund            Fund            Fund            Fund           Fund         Fund
                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)     (Class 1)    (Class 1)
                                             -----------   ---------------   -----------    ------------- ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (24,968)  $       (37,316)  $   414,989    $  (1,116)    $     7,284   $   (23,763)
     Net realized gains (losses) from
         securities transactions                  17,081            86,496        64,130        4,831          48,998             0
     Change in net unrealized appreciation
         (depreciation) of investments           117,055           560,904      (109,331)      44,718         500,476             0
                                             -----------   ---------------   -----------    ---------     -----------   -----------
         Increase (decrease) in net assets
          from operations                        109,168           610,084       369,788       48,433         556,758       (23,763)
                                             -----------   ---------------   -----------    ---------     -----------   -----------
From capital transactions:
     Net proceeds from units sold                 33,297           389,915        96,383       41,582          97,337     1,878,347
     Cost of units redeemed                     (128,529)         (530,220)     (950,495)     (20,042)       (263,172)     (776,738)
     Annuity benefit payments                          0                 0             0            0               0             0
     Net transfers                               158,794         1,188,221       364,468      260,443       1,843,958    (1,374,887)
     Contract maintenance charge                    (716)           (1,767)       (2,021)        (126)           (801)       (2,920)
                                             -----------   ---------------   -----------    ---------     -----------   -----------
         Increase (decrease) in net assets
           from capital transactions              62,846         1,046,149      (491,665)     281,857       1,677,322      (276,198)
                                             -----------   ---------------   -----------    ---------     -----------   -----------
Increase (decrease) in net assets                172,014         1,656,233      (121,877)     330,290       2,234,080      (299,961)
Net assets at beginning of period              1,580,583         7,203,781     9,994,752      184,369       3,162,251     4,437,070
                                             -----------   ---------------   -----------    ---------     -----------   -----------
Net assets at end of period                  $ 1,752,597   $     8,860,014   $ 9,872,875    $ 514,659     $ 5,396,331   $ 4,137,109
                                             ===========   ===============   ===========    =========     ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                           Short Term      Small         Strategic         U.S.         West Coast
                                               REIT          Income      Cap Growth       Growth        Government        Equity
                                               Fund           Fund         Fund          Portfolio    Securities Fund      Fund
                                             (Class 1)     (Class 1)     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                            ----------   ------------   ------------   -------------  ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $     112    $   103,289    $   (30,035)   $   (140,925)  $    395,534     $   (151,796)
     Net realized gains (losses) from
         securities transactions                7,497        (15,472)        19,380         281,574        (83,564)         184,659
     Change in net unrealized appreciation
         (depreciation) of investments        101,980        (69,083)        60,442       1,677,325         32,967        1,417,070
                                            ---------    -----------    -----------    ------------   ------------     ------------
         Increase (decrease) in net assets
          from operations                     109,589         18,734         49,787       1,817,974        344,937        1,449,933
                                            ---------    -----------    -----------    ------------   ------------     ------------
From capital transactions:
     Net proceeds from units sold              93,640         60,636        198,195       1,772,176         89,562          756,914
     Cost of units redeemed                   (15,651)      (458,186)       (65,486)     (1,252,462)    (1,470,463)        (876,417)
     Annuity benefit payments                       0              0              0               0              0                0
     Net transfers                            431,818       (202,264)       491,386       3,191,187     (4,118,204)       2,425,160
     Contract maintenance charge                  (78)        (1,234)          (413)         (5,582)        (4,699)          (3,055)
                                            ---------    -----------    -----------    ------------   ------------     ------------
         Increase (decrease) in net assets
           from capital transactions          509,729       (601,048)       623,682       3,705,319     (5,503,804)       2,302,602
                                            ---------    -----------    -----------    ------------   ------------     ------------
Increase (decrease) in net assets             619,318       (582,314)       673,469       5,523,293     (5,158,867)       3,752,535
Net assets at beginning of period                 452      4,457,940      1,597,697      13,717,984     20,001,877       10,685,593
                                            ---------    -----------    -----------    ------------   ------------     ------------
Net assets at end of period                 $ 619,770    $ 3,875,626    $ 2,271,166    $ 19,241,277   $ 14,843,010     $ 14,438,128
                                            =========    ===========    ===========    ============   ============     ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                          Conservative   Conservative
                                             Balanced       Balanced        Growth      Equity Income  Flexible Income    Growth
                                             Portfolio      Portfolio      Portfolio        Fund          Portfolio        Fund
                                             (Class 2)      (Class 2)      (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                           -------------  ------------   ------------  --------------  ---------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $     136,635  $     38,844   $   (138,248)   $     (1,140)  $    790,380    $   (20,720)
     Net realized gains (losses) from
         securities transactions                 442,826        66,777        361,388         159,459        120,053         41,244
     Change in net unrealized appreciation
         (depreciation) of investments         8,399,383       682,289      3,950,319       2,158,390      1,446,316         55,370
                                           -------------  ------------   ------------    ------------   ------------    -----------
         Increase (decrease) in net assets
          from operations                      8,978,844       787,910      4,173,459       2,316,709      2,356,749         75,894
                                           -------------  ------------   ------------    ------------   ------------    -----------
From capital transactions:
     Net proceeds from units sold             19,007,219     3,018,425     10,476,078       1,834,555      6,303,463        188,292
     Cost of units redeemed                   (7,077,568)     (780,255)    (2,200,405)       (801,939)    (2,788,597)      (278,849)
     Annuity benefit payments                          0             0              0               0              0              0
     Net transfers                            32,795,557     5,228,759      8,038,160       4,894,639     23,285,069         67,986
     Contract maintenance charge                 (21,085)       (2,288)        (8,429)         (2,824)       (11,690)          (357)
                                           -------------  ------------   ------------    ------------   ------------    -----------
         Increase (decrease) in net assets
          from capital transaction            44,704,123     7,464,641     16,305,404       5,924,431     26,788,245        (22,928)
                                           -------------  ------------   ------------    ------------   ------------    -----------
Increase (decrease) in net assets             53,682,967     8,252,551     20,478,863       8,241,140     29,144,994         52,966
Net assets at beginning of period             77,198,534     6,800,644     29,733,408      10,218,103     32,623,129      1,210,182
                                           -------------  ------------   ------------    ------------   ------------    -----------
Net assets at end of period                $ 130,881,501  $ 15,053,195   $ 50,212,271    $ 18,459,243   $ 61,768,123    $ 1,263,148
                                           =============  ============   ============    ============   ============    ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                               International     Mid Cap      Money
                                           Growth & Income       Income           Growth          Stock       Market       REIT
                                                Fund              Fund             Fund            Fund        Fund        Fund
                                             (Class 2)          (Class 2)        (Class 2)      (Class 2)    (Class 2)   (Class 2)
                                           ----------------   --------------   --------------  ------------ -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $       (22,053)   $     945,810    $      (1,002)  $   (29,518) $   (34,657) $    (377)
     Net realized gains (losses) from
         securities transactions                    51,066           40,005            1,360        56,682            0      6,863
     Change in net unrealized appreciation
         (depreciation) of investments             181,428         (201,399)          23,538       229,285            0     21,941
                                           ---------------    -------------    -------------   -----------  -----------  ---------
         Increase (decrease) in net assets
         from operations                           210,441          784,416           23,896       256,449      (34,657)    28,427
                                           ---------------    -------------    -------------   -----------  -----------  ---------

From capital transactions:
     Net proceeds from units sold                  272,978          845,942           28,732       254,665    3,760,798     79,963
     Cost of units redeemed                       (447,733)      (1,733,494)          (3,005)     (160,068)    (364,453)    (3,622)
     Annuity benefit payments                            0                0                0             0            0          0
     Net transfers                                 633,286        2,140,705           47,738       695,371   (1,061,514)    87,847
     Contract maintenance charge                      (818)          (5,071)             (28)         (399)      (1,547)       (62)
                                           ---------------    -------------    -------------   -----------  -----------  ---------
         Increase (decrease) in net assets
         from capital transactions                 457,713        1,248,082           73,437       789,569    2,333,284    164,126
                                           ---------------    -------------    -------------   -----------  -----------  ---------

Increase (decrease) in net assets                  668,154        2,032,498           97,333     1,046,018    2,298,627    192,553
Net assets at beginning of period                2,685,128       21,031,226          161,536     1,513,958    3,070,680        302
                                           ---------------    -------------    -------------   -----------  -----------  ---------
Net assets at end of period                $     3,353,282    $  23,063,724    $     258,869   $ 2,559,976  $ 5,369,307  $ 192,855
                                           ===============    =============    =============   ===========  ===========  =========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                                                     Nations
                                            Short Term       Small          Strategic       U.S.        West Coast    Asset
                                              Income       Cap Growth        Growth       Government       Equity   Allocation
                                               Fund           Fund          Portfolio   Securities Fund     Fund    Portfolio
                                            (Class 2)       (Class 2)       (Class 2)     (Class 2)      (Class 2)  (Class B)
                                           -----------   ------------   -------------   -------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $   175,804   $    (18,903)  $    (109,406)  $     289,202  $  (100,016) $   (1,506)
     Net realized gains (losses) from
         securities transactions               (33,019)        21,824         135,193         (78,675)     122,259      18,384
     Change in net unrealized appreciation
         (depreciation) of investments        (141,240)        (9,117)      1,311,798          42,235      717,715      72,436
                                           -----------   ------------   -------------   -------------  -----------  ----------
         Increase (decrease) in net assets
         from operations                         1,545         (6,196)      1,337,585         252,762      739,958      89,314
                                           -----------   ------------   -------------   -------------  -----------  ----------

From capital transactions:
     Net proceeds from units sold              113,290        130,485       3,696,418           5,021      650,396      95,974
     Cost of units redeemed                   (532,268)      (261,782)       (351,259)       (711,966)    (702,723)   (168,785)
     Annuity benefit payments                        0              0               0               0            0           0
     Net transfers                           1,208,904        275,593       2,494,722      (3,001,126)   2,218,121     191,647
     Contract maintenance charge                (1,844)          (244)         (2,321)         (6,454)      (1,808)       (267)
                                           -----------   ------------   -------------   -------------  -----------  ----------
         Increase (decrease) in net assets
         from capital transactions             788,082        144,052       5,837,560      (3,714,525)   2,163,986     118,569
                                           -----------   ------------   -------------   -------------  -----------  ----------

Increase (decrease) in net assets              789,627        137,856       7,175,145      (3,461,763)   2,903,944     207,883
Net assets at beginning of period            6,143,271      1,031,091       7,660,858      16,176,032    5,171,578   1,283,500
                                           -----------   ------------   -------------   -------------  -----------  ----------
Net assets at end of period                $ 6,932,898   $  1,168,947   $  14,836,003   $  12,714,269  $ 8,075,522  $1,491,383
                                           ===========   ============   =============   =============  ===========  ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                        Nations
                                             Nations       Nations        Nations       Marsico        Nations       Nations
                                             Capital     High Yield   International     Focused        Marsico       Marsico
                                             Growth        Bond           Value         Equities       Growth      21st Century
                                            Portfolio    Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                            (Class B)    (Class B)      (Class B)      (Class B)      (Class B)      (Class B)
                                           ----------   ------------  -------------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $     (869)  $  1,252,262  $      (9,470)  $   (535,555)  $   (76,955)  $   (16,984)
     Net realized gains (losses) from
         securities transactions               68,366      1,199,910        890,669        406,343        49,767        53,408
     Change in net unrealized appreciation
         (depreciation) of investments        (46,659)      (277,022)       497,142      4,331,322       628,478       190,616
                                           ----------   ------------  -------------   ------------   -----------   -----------
         Increase (decrease) in net assets
         from operations                       20,838      2,175,150      1,378,341      4,202,110       601,290       227,040
                                           ----------   ------------  -------------   ------------   -----------   -----------

From capital transactions:
     Net proceeds from units sold              83,199      7,966,024        106,860     14,629,460       876,145        52,547
     Cost of units redeemed                    (1,467)    (1,225,497)      (420,417)    (1,473,047)     (289,290)      (26,917)
     Annuity benefit payments                       0              0              0              0             0             0
     Net transfers                           (990,020)     1,404,932       (436,550)     5,406,480     1,688,476       125,705
     Contract maintenance charge                    0         (1,902)        (1,071)        (3,970)         (677)         (176)
                                           ----------   ------------  -------------   ------------   -----------   -----------
         Increase (decrease) in net assets
         from capital transactions           (908,288)     8,143,557       (751,178)    18,558,923     2,274,654       151,159
                                           ----------   ------------  -------------   ------------   -----------   -----------

Increase (decrease) in net assets            (887,450)    10,318,707        627,163     22,761,033     2,875,944       378,199
Net assets at beginning of period             887,450     16,287,265      7,229,153     23,341,858     3,174,634       920,735
                                           ----------   ------------  -------------   ------------   -----------   -----------
Net assets at end of period                $        0   $ 26,605,972  $   7,856,316   $ 46,102,891   $ 6,050,578   $ 1,298,934
                                           ==========   ============  =============   ============   ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                              Nations
                                              Marsico         Nations       Nations
                                           International      MidCap         Small        Nations         Asset          Global
                                           Opportunities      Growth        Company        Value        Allocation       Growth
                                             Portfolio       Portfolio     Portfolio     Portfolio         Fund           Fund
                                             (Class B)       (Class B)     (Class B)     (Class B)      (Class 2)      (Class 2)
                                           -------------   -----------    -----------   -----------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $     (43,150)  $   (30,940)   $   (55,377)  $    (6,989)   $     636,805  $  (1,392,744
     Net realized gains (losses) from
         securities transactions                  83,391        41,730         89,988        63,511          110,248        407,874
     Change in net unrealized appreciation
         (depreciation) of investments           559,858       200,469        258,238       552,812        5,478,034     18,296,083
                                           -------------   -----------    -----------   -----------    -------------  -------------
         Increase (decrease) in net assets
         from operations                         600,099       211,259        292,849       609,334        6,225,087     17,311,213
                                           -------------   -----------    -----------   -----------    -------------  -------------

From capital transactions:
     Net proceeds from units sold              1,485,502       115,054        341,038     1,328,922        5,810,543     59,331,689
     Cost of units redeemed                     (200,276)     (258,609)      (334,992)     (466,137)      (5,321,041)    (6,038,488
     Annuity benefit payments                          0             0              0             0                0              0
     Net transfers                             1,057,377      (111,432)       180,494       995,877       36,199,011     62,476,250
     Contract maintenance charge                    (483)         (302)          (382)         (676)         (34,736)       (24,229
                                           -------------   -----------    -----------   -----------    -------------  -------------
         Increase (decrease) in net assets
         from capital transactions             2,342,120      (255,289)       186,158     1,857,986       36,653,777    115,745,222
                                           -------------   -----------    -----------   -----------    -------------  -------------

Increase (decrease) in net assets              2,942,219       (44,030)       479,007     2,467,320       42,878,864    133,056,435
Net assets at beginning of period              2,283,113     2,026,521      3,430,944     3,691,238       63,156,767     61,333,079
                                           -------------   -----------    -----------   -----------    -------------  -------------
Net assets at end of period                $   5,225,332   $ 1,982,491    $ 3,909,951   $ 6,158,558    $ 106,035,631  $ 194,389,514
                                           =============   ===========    ===========   ===========    =============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                              Growth         Asset          Cash                        Growth-
                                               Growth         Income       Allocation    Management      Growth         Income
                                                Fund           Fund          Fund           Fund          Fund           Fund
                                              (Class 2)      (Class 2)     (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                            -------------  -------------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $  (3,840,988) $  (1,562,543) $  2,556,072  $    (29,441) $  (3,834,948) $   4,546,113
     Net realized gains (losses) from
         securities transactions                  943,668      1,244,392    (1,810,757)     (721,053)   (28,596,826)   (17,747,418)
     Change in net unrealized appreciation
         (depreciation) of investments         37,042,578     32,399,996     4,743,987       637,440     77,359,789     56,405,679
                                            -------------  -------------  ------------  ------------  -------------  -------------
         Increase (decrease) in net assets
            from operations                    34,145,258     32,081,845     5,489,302      (113,054)    44,928,015     43,204,374
                                            -------------  -------------  ------------  ------------  -------------  -------------
From capital transactions:
     Net proceeds from units sold             108,083,880    123,238,504       994,292       154,489      3,717,044      4,196,224
     Cost of units redeemed                   (14,772,004)   (17,974,880)  (13,215,407)   (8,591,969)   (83,713,535)   (97,050,907)
     Annuity benefit payments                      (6,628)        (7,289)     (312,099)     (202,763)    (2,627,473)    (3,166,388)
     Net transfers                            104,461,542    123,575,120     3,952,197     4,976,518     (9,003,235)       311,003
     Contract maintenance charge                  (68,953)       (84,857)      (63,471)      (59,209)       (93,428)      (113,555)
                                            -------------  -------------  ------------  ------------  -------------  -------------
         Increase (decrease) in net assets
            from capital transactions         197,697,837    228,746,598    (8,644,488)   (3,722,934)   (91,720,627)   (95,823,623)
                                            -------------  -------------  ------------  ------------  -------------  -------------

Increase (decrease) in net assets             231,843,095    260,828,443    (3,155,186)   (3,835,988)   (46,792,612)   (52,619,249)
Net assets at beginning of period             173,093,030    206,073,341    84,126,831    23,692,911    559,902,919    587,583,397
                                            -------------  -------------  ------------  ------------  -------------  -------------
Net assets at end of period                 $ 404,936,125  $ 466,901,784  $ 80,971,645  $ 19,856,923  $ 513,110,307  $ 534,964,148
                                            =============  =============  ============  ============  =============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                             U.S.
                                                                         Government/
                                            High-Income                   AAA-Rated        Growth         Mid Cap
                                               Bond       International   Securities     and Income        Value
                                               Fund           Fund           Fund         Portfolio      Portfolio
                                             (Class 3)      (Class 3)      (Class 3)      (Class VC)     (Class VC)
                                            ------------  -------------  ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $  5,590,773  $   1,199,705  $  4,279,643   $    (530,480)  $   (688,716)
     Net realized gains (losses) from
         securities transactions              (2,913,528)    (5,602,768)   (1,360,353)      1,608,128      1,827,429
     Change in net unrealized appreciation
         (depreciation) of investments           746,292     20,839,420    (2,014,911)     12,779,183     12,704,197
                                            ------------  -------------  ------------   -------------   ------------
         Increase (decrease) in net assets
            from operations                    3,423,537     16,436,357       904,379      13,856,831     13,842,910
                                            ------------  -------------  ------------   -------------   ------------

From capital transactions:
     Net proceeds from units sold                471,170        995,802       259,960      32,272,142      3,424,342
     Cost of units redeemed                   (8,514,368)   (19,397,007)   (8,860,929)     (4,894,473)    (4,217,468)
     Annuity benefit payments                   (285,855)      (381,915)     (358,556)              0         (6,588)
     Net transfers                            (2,456,927)     1,647,723    (4,413,809)     36,983,831     40,830,869
     Contract maintenance charge                 (70,289)       (79,894)      (67,318)        (28,482)       (21,447)
                                            ------------  -------------  ------------   -------------   ------------
         Increase (decrease) in net assets
           from capital transactions         (10,856,269)   (17,215,291)  (13,440,652)     64,333,018      40,009,708
                                            ------------  -------------  ------------   -------------   ------------

Increase (decrease) in net assets             (7,432,732)      (778,934)  (12,536,273)     78,189,849     53,852,618
Net assets at beginning of period             52,459,226    113,895,501    55,586,852      74,869,034     39,325,869
                                            ------------  -------------  ------------   -------------   ------------
Net assets at end of period                 $ 45,026,494  $ 113,116,567  $ 43,050,579   $ 153,058,883   $ 93,178,487
                                            ============  =============  ============   =============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.    ORGANIZATION

      Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following Variable Annuity products:
      Pathway, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II and Polaris Advisor. Polaris Advisor was launched on November 11, 2002. Polaris Platinum II and Polaris Choice II were launched on September 30, 2002. Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III were launched in the prior fiscal year on the following dates: July 9, 2001 for Polaris Platinum and WM Diversified Strategies, July 23, 2001 for Polaris Protector, and November 5, 2001 for Polaris Choice and WM Diversified Strategies III. The products offer investments in different classes of shares of the portfolios of the Anchor Series Trust (the "Anchor Trust"), SunAmerica Series Trust (the "SunAmerica Trust") and WM Variable Trust (the "WM Trust"). The primary difference between the classes is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, and the Class 2 shares in the WM Trust and the Class 3 shares of the Anchor Series Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The Separate Account is composed of a total of 161 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Trust, (2) the eighty-five currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Trust, (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the Van Kampen Trust), (4) the thirty-four currently available Class 1 and Class 2 investment portfolios of the WM Trust, (5) the eleven currently available Class B investment portfolios of the Nations Separate Account Trust (Nations Trust), (6) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the American Series), or (7) the two currently available funds of the Lord Abbett Series Fund, Inc. (the Lord Abbett Fund). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Nations Trust, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

      On January 20, 2004, the portfolios of the Anchor Pathway Fund ("Pathway Fund") were substituted for those in the American Series. On that date, the Variable Accounts that invested in portfolios of Pathway Fund exchanged their shares in the portfolios of the American Series, for shares with an equal value in similar portfolios of the American Series. The unit value of each Variable Account remained the same. The substitution was a tax-free reorganization.

Predecessor Pathway Fund Portfolio              Current American Series Portfolio
-----------------------------------             ---------------------------------
Growth Series                                   Growth Fund
International Series                            International Fund
Growth-Income Series                            Growth-Income Fund
Asset Allocation Series                         Asset Allocation Fund
High-Yield Bond Series                          High-Income Bond Fund
U.S. Government/AAA-Rated Securities Series     U.S. Government/AAA-Rated
                                                Securities Fund
Cash Management Series                          Cash Management Fund

      Prior to May 1, 2004, the Small Cap Growth Fund was named Small Cap Stock Fund. On January 23, 2004 the Nations Capital Growth Portfolio was merged into the Nations Marsico Growth Portfolio.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. There are no contract maintenance charges under the Polaris Advisor contract.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: Pathway, 1.15% or 1.25%; Polaris, 1.37%; Polaris II, 1.37% or 1.62%; PolarisAmerica, 1.37% or 1.62%; Polaris Platinum, 1.37% or 1.62%; WM Diversified Strategies, 1.25%, 1.40% or 1.65%; Polaris Protector, 1.37% or 1.62%; Polaris Choice, 1.37%, 1.57% or 1.82%; WM Diversified Strategies III, 1.40%, 1.55% or 1.80%; Polaris Platinum II, 1.37% or 1.62%; Polaris Choice II, 1.37%, 1.57% or 1.82%; Polaris Advisor, 1.37%, 1.57% or 1.82%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

3.    CHARGES AND DEDUCTIONS (continued)

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Platinum II, Polaris II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is from 0% to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME REWARDS FEE: The optional Income Rewards feature offered in Polaris Platinum, Polaris Protector, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides guaranteed withdrawals over a minimum number of years that, in total, equal at least the initial purchase payment adjusted for withdrawals. The fee is from 0.45% to 0.65% of purchase payments adjusted for withdrawals. It is deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

3.    CHARGES AND DEDUCTIONS (continued)

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2004 consist of the following:

                                                            Cost of Shares     Proceeds from
               Variable Accounts                               Acquired         Shares Sold
------------------------------------------------            --------------     --------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                        $   14,986,889     $   66,564,967
Capital Appreciation Portfolio (Class 1)                        26,146,363        158,830,554
Government and Quality Bond Portfolio (Class 1)                 29,975,664        125,713,718
Growth Portfolio (Class 1)                                      31,028,256         69,893,708
Natural Resources Portfolio (Class 1)                           22,534,014         17,048,223
Asset Allocation Portfolio (Class 2)                             6,958,867          2,454,177
Capital Appreciation Portfolio (Class 2)                        24,407,127         11,497,175
Government and Quality Bond Portfolio (Class 2)                 31,435,406         27,964,620
Growth Portfolio (Class 2)                                      18,308,710          7,139,610
Natural Resources Portfolio (Class 2)                            9,539,053          4,120,356
Asset Allocation Portfolio (Class 3)                             9,938,775          1,535,298
Capital Appreciation Portfolio (Class 3)                       100,020,194          1,833,276
Government and Quality Bond Portfolio (Class 3)                120,417,641         15,090,231
Growth Portfolio (Class 3)                                      57,133,038          1,448,710
Natural Resources Portfolio (Class 3)                           15,620,312          3,167,816

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                       $   43,081,445     $   70,230,279
Alliance Growth Portfolio (Class 1)                             22,478,507        215,447,002
Blue Chip Growth Portfolio (Class 1)                             5,655,523          8,736,384
Cash Management Portfolio (Class 1)                            236,034,430        277,929,504
Corporate Bond Portfolio (Class 1)                              21,001,566         48,105,966
Davis Venture Value Portfolio (Class 1)                         21,895,872        256,461,484
"Dogs" of Wall Street Portfolio (Class 1)                        9,063,794         21,434,211
Emerging Markets Portfolio (Class 1)                            15,759,076         25,435,339
Federated American Leaders Portfolio (Class 1)                   6,967,545         33,930,683

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                            Cost of Shares     Proceeds from
               Variable Accounts                               Acquired         Shares Sold
------------------------------------------------            --------------     --------------
SUNAMERICA TRUST (continued):
Global Bond Portfolio (Class 1)                             $    4,951,339     $   20,380,855
Global Equities Portfolio (Class 1)                              1,909,907         45,623,770
Goldman Sachs Research Portfolio (Class 1)                       2,711,398          7,826,126
Growth-Income Portfolio (Class 1)                                7,188,999        156,085,144
Growth Opportunities Portfolio (Class 1)                         4,816,403         15,544,535
High-Yield Bond Portfolio (Class 1)                             65,795,546        110,634,342
International Diversified Equities Portfolio (Class 1)          22,154,001         46,724,083
International Growth & Income Portfolio (Class 1)               19,460,945         30,447,538
Marsico Growth Portfolio (Class 1)                               5,398,876         20,962,083
MFS Massachusetts Investors Trust Portfolio (Class 1)            5,209,777         42,794,916
MFS Mid-Cap Growth Portfolio (Class 1)                          25,275,103         51,634,102
MFS Total Return Portfolio (Class 1)                            15,341,299         68,728,495
Putnam Growth: Voyager Portfolio (Class 1)                       1,519,031         49,593,320
Real Estate Portfolio (Class 1)                                 23,740,715         28,484,694
SunAmerica Balanced Portfolio (Class 1)                          4,447,959         40,459,701
Technology Portfolio (Class 1)                                  14,859,096         29,236,276
Telecom Utility Portfolio (Class 1)                              5,662,973          8,611,564
Worldwide High Income Portfolio (Class 1)                        9,928,481         19,486,106
Aggressive Growth Portfolio (Class 2)                            5,503,290          6,093,240
Alliance Growth Portfolio (Class 2)                             14,643,259          9,589,377
Blue Chip Growth Portfolio (Class 2)                             2,839,318          2,890,048
Cash Management Portfolio (Class 2)                             54,501,764         53,770,315
Corporate Bond Portfolio (Class 2)                              16,017,907          9,441,533
Davis Venture Value Portfolio (Class 2)                         38,312,264         14,312,336
"Dogs" of Wall Street Portfolio (Class 2)                        4,622,610          2,726,685
Emerging Markets Portfolio (Class 2)                             6,390,600          2,570,721
Federated American Leaders Portfolio (Class 2)                   4,503,293          3,546,326
Foreign Value Portfolio (Class 2)                               26,762,659          3,270,176
Global Bond Portfolio (Class 2)                                  5,089,649          3,823,009
Global Equities Portfolio (Class 2)                              1,528,868          3,456,482
Goldman Sachs Research Portfolio (Class 2)                         646,622            823,151
Growth-Income Portfolio (Class 2)                                4,311,404          8,687,439
Growth Opportunities Portfolio (Class 2)                         1,378,926          2,059,900
High-Yield Bond Portfolio (Class 2)                             17,366,587         17,232,955
International Diversified Equities Portfolio (Class 2)          19,759,702          4,007,805
International Growth & Income Portfolio (Class 2)                7,462,719          4,842,582

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of Shares   Proceeds from
               Variable Accounts                             Acquired        Shares Sold
------------------------------------------------           --------------   -------------
SUNAMERICA TRUST (continued):
Marsico Growth Portfolio (Class 2)                         $    8,381,096   $  7,503,878
MFS Massachusetts Investors Trust Portfolio (Class 2)           5,973,307      5,140,491
MFS Mid-Cap Growth Portfolio (Class 2)                         12,592,665     10,587,327
MFS Total Return Portfolio (Class 2)                           15,305,127     18,444,533
Putnam Growth: Voyager Portfolio (Class 2)                        781,968      2,644,988
Real Estate Portfolio (Class 2)                                 9,837,236      6,705,204
Small & Mid Cap Value Portfolio (Class 2)                      23,265,624      3,482,982
SunAmerica Balanced Portfolio (Class 2)                         4,340,073      5,039,322
Technology Portfolio (Class 2)                                  4,873,576      5,208,661
Telecom Utility Portfolio (Class 2)                             1,197,900        585,740
Worldwide High Income Portfolio (Class 2)                       3,197,178      1,994,463
Aggressive Growth Portfolio (Class 3)                           5,911,264      2,335,546
Alliance Growth Portfolio (Class 3)                            41,346,113        896,119
Blue Chip Growth Portfolio (Class 3)                            6,753,147      2,664,737
Cash Management Portfolio (Class 3)                           134,933,795     87,531,265
Corporate Bond Portfolio (Class 3)                             67,263,989     10,164,319
Davis Venture Value Portfolio (Class 3)                       129,778,780      4,871,282
"Dogs" of Wall Street Portfolio (Class 3)                       7,870,838      1,820,275
Emerging Markets Portfolio (Class 3)                            9,935,106      2,644,607
Federated American Leaders Portfolio (Class 3)                 23,040,720      1,386,576
Foreign Value Portfolio (Class 3)                             105,229,687      4,928,100
Global Bond Portfolio (Class 3)                                12,308,457      3,184,371
Global Equities Portfolio (Class 3)                             5,707,126      1,931,098
Goldman Sachs Research Portfolio (Class 3)                        903,857        193,605
Growth-Income Portfolio (Class 3)                              11,212,921      3,332,616
Growth Opportunities Portfolio (Class 3)                        2,504,478        915,455
High-Yield Bond Portfolio (Class 3)                            53,483,051     38,468,940
International Diversified Equities Portfolio (Class 3)         60,218,776      4,349,761
International Growth & Income Portfolio (Class 3)              21,884,212      4,676,673
Marsico Growth Portfolio (Class 3)                             10,947,160      2,426,147
MFS Massachusetts Investors Trust Portfolio (Class 3)          16,917,602      1,449,883
MFS Mid-Cap Growth Portfolio (Class 3)                         29,464,209      7,240,549
MFS Total Return Portfolio (Class 3)                           75,867,666      5,626,359
Putnam Growth: Voyager Portfolio (Class 3)                      1,566,142        887,623
Real Estate Portfolio (Class 3)                                20,691,318      6,226,754
Small & Mid Cap Value Portfolio (Class 3)                      76,832,655      3,620,238

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                              Cost of Shares   Proceeds from
Variable Accounts                                Acquired       Shares Sold
-----------------------------------------     --------------   -------------
SUNAMERICA TRUST (continued):
SunAmerica Balanced Portfolio (Class 3)       $    7,552,476   $  1,700,066
Technology Portfolio (Class 3)                     7,483,302      3,712,209
Telecom Utility Portfolio (Class 3)                   55,733         22,409
Worldwide High Income Portfolio (Class 3)          2,084,500      1,606,097

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                            $   91,718,761   $ 12,695,217
Emerging Growth Portfolio                          7,686,660      5,451,520
Growth and Income Portfolio                      107,565,399      9,207,810

WM TRUST:
Balanced Portfolio (Class 1)                  $   38,224,319   $ 10,474,840
Conservative Balanced Portfolio (Class 1)          5,507,069      2,516,623
Conservative Growth Portfolio (Class 1)           13,354,150      7,683,686
Equity Income Fund (Class 1)                       3,847,277      1,923,786
Flexible Income Portfolio (Class 1)               12,902,235      5,598,710
Growth Fund (Class 1)                                212,678        174,800
Growth & Income Fund (Class 1)                     1,741,136        732,303
Income Fund (Class 1)                              2,784,366      2,861,042
International Growth Fund (Class 1)                  324,265         43,524
Mid Cap Stock Fund (Class 1)                       2,002,457        306,368
Money Market Fund (Class 1)                        3,119,163      3,419,494
REIT Fund (Class 1)                                  624,535        113,085
Short Term Income Fund (Class 1)                   1,159,954      1,657,713
Small Cap Growth Fund (Class 1)                      870,001        276,354
Strategic Growth Portfolio (Class 1)               5,882,818      2,318,424
U.S. Government Securities Fund (Class 1)          2,034,237      7,142,507
West Coast Equity Fund (Class 1)                   3,273,055      1,122,249
Balanced Portfolio (Class 2)                      49,867,284      5,026,526
Conservative Balanced Portfolio (Class 2)          8,893,505      1,390,020
Conservative Growth Portfolio (Class 2)           19,909,854      3,742,698
Equity Income Fund (Class 2)                       7,253,092      1,329,801
Flexible Income Portfolio (Class 2)               30,524,325      2,945,700
Growth Fund (Class 2)                                524,030        567,678
Growth & Income Fund (Class 2)                       971,596        535,936
Income Fund (Class 2)                              7,687,061      5,493,169

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares   Proceeds from
            Variable Accounts                                Acquired       Shares Sold
-----------------------------------------                 --------------   -------------
WM TRUST (continued):
International Growth Fund (Class 2)                       $       86,270   $     13,835
Mid Cap Stock Fund  (Class 2)                                  1,030,258        236,606
Money Market Fund (Class 2)                                    6,155,909      3,857,687
REIT Fund (Class 2)                                              223,900         59,741
Short Term Income Fund (Class 2)                               3,568,137      2,604,251
Small Cap Growth Fund (Class 2)                                  729,263        604,114
Strategic Growth Portfolio (Class 2)                           7,313,073      1,584,919
U.S. Government Securities Fund (Class 2)                      2,018,691      5,444,014
West Coast Equity Fund (Class 2)                               3,149,428      1,085,458

NATIONS TRUST (Class B):
Nations Asset Allocation Portfolio                        $      338,438   $    221,375
Nations Capital Growth Portfolio                                 103,994      1,013,151
Nations High Yield Bond Portfolio                             14,564,292      4,343,427
Nations International Value Portfolio                          1,046,488      1,212,429
Nations Marsico Focused Equities Portfolio                    21,434,689      3,411,321
Nations Marsico Growth & Income Portfolio                      2,762,896        565,197
Nations Marsico 21st Century Portfolio                           384,414        250,239
Nations Marsico International Opportunities Portfolio          2,811,720        504,660
Nations MidCap Growth Portfolio                                  320,799        607,028
Nations Small Company Portfolio                                  789,902        659,121
Nations Value Portfolio                                        2,443,999        593,002

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                           $   38,531,601   $  1,241,019
Global Growth Fund (Class 2)                                 120,663,332      6,310,854
Growth Fund (Class 2)                                        207,481,301     13,624,452
Growth-Income Fund (Class 2)                                 241,233,513     14,049,458
Asset Allocation Fund (Class 3)                                7,339,219     13,427,636
Cash Management Fund (Class 3)                                17,661,396     21,413,771
Growth Fund (Class 3)                                          6,813,467    102,369,042
Growth-Income Fund (Class 3)                                  12,901,241    104,178,752
High-Income Bond Fund (Class 3)                                8,607,854     13,873,350
International Fund (Class 3)                                   5,056,306     21,071,892
U.S. Government/AAA-Rated Securities Fund (Class 3)            6,412,085     15,573,093

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares   Proceeds from
     Variable Accounts                                       Acquired       Shares Sold
----------------------------                              --------------   -------------
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                               $   69,559,831   $   4,538,317
Mid Cap Value Portfolio                                       44,693,374       4,111,126

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

5. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                          Government
                                                Asset        Capital         and                       Natural      Asset
                                             Allocation   Appreciation   Quality Bond     Growth     Resources   Allocation
                                              Portfolio     Portfolio      Portfolio     Portfolio   Portfolio    Portfolio
                                              (Class 1)     (Class 1)      (Class 1)     (Class 1)   (Class 1)    (Class 2)
                                             -----------  -------------  -------------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0              0              0            0           0            0
      Units redeemed                                  0              0              0            0           0            0
      Units transferred                               0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0            0
Beginning units                                       0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0            0
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.40%:
      Units sold                                      0              0              0            0           0            0
      Units redeemed                                  0              0              0            0           0            0
      Units transferred                               0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0            0
Beginning units                                       0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0            0
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.52% (1):
      Units sold                                      0              0              0            0           0      161,017
      Units redeemed                                  0              0              0            0           0      (12,703)
      Units transferred                               0              0              0            0           0       51,914
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0      200,228
Beginning units                                       0              0              0            0           0      329,270
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0      529,498
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.52% (2):
      Units sold                                106,162        217,125        217,111      108,892      33,439            0
      Units redeemed                         (2,916,536)    (3,039,945)    (3,561,046)  (1,620,131)   (550,495)           0
      Units transferred                         162,874       (713,376)    (2,901,232)     192,434     660,954            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding     (2,647,500)    (3,536,196)    (6,245,167)  (1,318,805)    143,898            0
Beginning units                              19,681,721     26,581,037     27,089,860   13,988,408   3,929,421            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                 17,034,221     23,044,841     20,844,693   12,669,603   4,073,319            0
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.52% (3):
      Units sold                                      0          1,189            128            0           0            0
      Units redeemed                                  0        (38,617)       (71,204)           0           0            0
      Units transferred                               0            179        (42,965)           0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0        (37,249)      (114,041)           0           0            0
Beginning units                                       0        470,167        534,921            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0        432,918        420,880            0           0            0
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.52% (4):
      Units sold                                      0              0              0            0           0          206
      Units redeemed                                  0              0              0            0           0      (14,335)
      Units transferred                               0              0              0            0           0        2,630
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0      (11,499)
Beginning units                                       0              0              0            0           0       46,563
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0       35,064
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      0              0              0            0           0            0
      Units redeemed                                  0              0              0            0           0            0
      Units transferred                               0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0            0
Beginning units                                       0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0            0
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.55% (6):
      Units sold                                      0              0              0            0           0            0
      Units redeemed                                  0              0              0            0           0            0
      Units transferred                               0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0            0
Beginning units                                       0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0            0
                                             ==========     ==========     ==========   ==========   =========      =======

                                                            Government
                                               Capital          and                       Natural       Asset      Capital
                                             Appreciation  Quality Bond      Growth      Resources   Allocation  Appreciation
                                              Portfolio      Portfolio     Portfolio     Portfolio   Portfolio    Portfolio
                                              (Class 2)      (Class 2)     (Class 2)     (Class 2)   (Class 3)    (Class 3)
                                             -----------   -------------  ------------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                    0              0           0           0            0              0
      Units transferred                                 0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding                0              0           0           0            0              0
Beginning units                                         0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                            0              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.40%:
      Units sold                                    2,470              0           0           0            0              0
      Units redeemed                               (4,587)             0           0           0            0              0
      Units transferred                            35,122              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding           33,005              0           0           0            0              0
Beginning units                                    40,276              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                       73,281              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                  387,850        882,472     415,568     103,847            0        992,226
      Units redeemed                             (116,215)      (391,310)    (96,565)    (21,725)           0        (85,819)
      Units transferred                           113,560       (256,256)    120,190      87,918            0        453,202
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding          385,195        234,906     439,193     170,040            0      1,359,609
Beginning units                                 2,120,302      5,740,302   1,722,000     401,282            0      1,159,548
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                    2,505,497      5,975,208   2,161,193     571,322            0      2,519,157
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                    0              0           0           0            0              0
      Units transferred                                 0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding                0              0           0           0            0              0
Beginning units                                         0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                            0              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                    0              0           0           0            0              0
      Units transferred                                 0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding                0              0           0           0            0              0
Beginning units                                         0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                            0              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                      894          2,673         950          61       72,791        414,563
      Units redeemed                               (2,681)       (11,648)     (2,976)     (1,076)      (5,637)       (12,301)
      Units transferred                            (3,382)       (15,024)      1,072       1,309       17,793        121,744
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding           (5,169)       (23,999)       (954)        294       84,947        524,006
Beginning units                                    95,319        324,172      55,138      19,443       25,522        121,861
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                       90,150        300,173      54,184      19,737      110,469        645,867
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      529              0           0           0            0              0
      Units redeemed                               (2,608)             0           0           0            0              0
      Units transferred                             3,816              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding            1,737              0           0           0            0              0
Beginning units                                    31,000              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                       32,737              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                    4,741              0           0           0            0              0
      Units redeemed                               (2,498)             0           0           0            0              0
      Units transferred                            15,745              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding           17,988              0           0           0            0              0
Beginning units                                    34,580              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                       52,568              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========

                                             Government
                                                and                       Natural   Aggressive   Alliance    Blue Chip       Cash
                                            Quality Bond     Growth      Resources    Growth      Growth      Growth      Management
                                              Portfolio     Portfolio    Portfolio  Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 3)     (Class 3)    (Class 3)  (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                            ------------   ------------  --------- -----------  ----------  ----------   -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0           0           0            0            0           0            0
      Units redeemed                                   0           0           0            0            0           0            0
      Units transferred                                0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0            0            0           0            0
Beginning units                                        0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.40%:
      Units sold                                       0           0           0            0            0           0            0
      Units redeemed                                   0           0           0            0            0           0            0
      Units transferred                                0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0            0            0           0            0
Beginning units                                        0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (1):
      Units sold                               2,341,006     765,798     178,495            0            0           0            0
      Units redeemed                            (318,340)    (73,989)     (8,522)           0            0           0            0
      Units transferred                          788,541     320,109      67,895            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding       2,811,207   1,011,918     237,868            0            0           0            0
Beginning units                                3,984,131     890,267     166,766            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                   6,795,338   1,902,185     404,634            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                       0           0           0       95,550      213,084      60,463      376,149
      Units redeemed                                   0           0           0   (1,271,613)  (3,838,903)   (630,773)  (5,847,996)
      Units transferred                                0           0           0     (764,685)  (3,110,139)    139,271    2,324,970
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0   (1,940,748)  (6,735,958)   (431,039)  (3,146,877)
Beginning units                                        0           0           0   11,572,538   32,154,816   4,287,072   13,396,619
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0    9,631,790   25,418,858   3,856,033   10,249,742
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                       0           0           0            0        1,535           0            0
      Units redeemed                                   0           0           0       (2,842)     (20,229)    (12,487)     (18,605)
      Units transferred                                0           0           0         (206)       2,601      (1,140)      (1,012)
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0       (3,048)     (16,093)    (13,627)     (19,617)
Beginning units                                        0           0           0       43,121      182,614     119,325       68,361
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0       40,073      166,521     105,698       48,744
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                 852,381     246,572      63,874            0            0           0            0
      Units redeemed                             (50,134)     (8,812)       (643)           0            0           0            0
      Units transferred                          259,960      57,650      27,121            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding       1,062,207     295,410      90,352            0            0           0            0
Beginning units                                  609,421      89,400       9,577            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                   1,671,628     384,810      99,929            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                       0           0           0            0            0           0            0
      Units redeemed                                   0           0           0            0            0           0            0
      Units transferred                                0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0            0            0           0            0
Beginning units                                        0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                       0           0           0            0            0           0            0
      Units redeemed                                   0           0           0            0            0           0            0
      Units transferred                                0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0            0            0           0            0
Beginning units                                        0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

For the year ended December 31, 2004.

                                                                          Government
                                                 Asset       Capital          and                    Natural       Asset
                                              Allocation  Appreciation   Quality Bond   Growth      Resources    Allocation
                                              Portfolio     Portfolio      Portfolio   Portfolio    Portfolio    Portfolio
                                              (Class 1)    (Class 1)       (Class 1)   (Class 1)    (Class 1)    (Class 2)
                                             -----------  -------------  -------------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0              0              0           0            0            0
      Units redeemed                                  0              0              0           0            0            0
      Units transferred                               0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0            0
Beginning units                                       0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0            0
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.72% (4):
      Units sold                                      0              0              0           0            0        1,740
      Units redeemed                                  0              0              0           0            0       (4,875)
      Units transferred                               0              0              0           0            0       13,445
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0       10,310
Beginning units                                       0              0              0           0            0       82,132
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0       92,442
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (7):
      Units sold                                      0              0              0           0            0        3,241
      Units redeemed                                  0              0              0           0            0       (1,393)
      Units transferred                               0              0              0           0            0        4,098
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0        5,946
Beginning units                                       0              0              0           0            0      114,393
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0      120,339
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                      2          6,357          5,841       1,985       (3,373)           0
      Units redeemed                             (4,106)       (27,359)       (40,688)    (11,626)     (16,894)           0
      Units transferred                          (3,877)         3,976        (70,549)     13,566      (31,483)           0
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding         (7,981)       (17,026)      (105,396)      3,925      (51,750)           0
Beginning units                                  96,377        393,375        528,784     204,580      118,289            0
                                                 ------        -------        -------     -------      -------      -------
Ending units                                     88,396        376,349        423,388     208,505       66,539            0
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                      0            184              0           0            0            0
      Units redeemed                                  0         (7,599)       (29,723)          0            0            0
      Units transferred                               0           (492)       (14,975)          0            0            0
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0         (7,907)       (44,698)          0            0            0
Beginning units                                       0        181,227        244,751           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0        173,320        200,053           0            0            0
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.80%:
      Units sold                                      0              0              0           0            0            0
      Units redeemed                                  0              0              0           0            0            0
      Units transferred                               0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0            0
Beginning units                                       0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0            0
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.95%:
      Units sold                                      0              0              0           0            0            0
      Units redeemed                                  0              0              0           0            0            0
      Units transferred                               0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0            0
Beginning units                                       0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0            0
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.97% (4):
      Units sold                                      0              0              0           0            0          477
      Units redeemed                                  0              0              0           0            0       (2,573)
      Units transferred                               0              0              0           0            0        4,319
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0        2,223
Beginning units                                       0              0              0           0            0       49,872
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0       52,095
                                                 ======        =======        =======     =======      =======      =======

                                                            Government
                                                Capital        and                        Natural       Asset       Capital
                                             Appreciation  Quality Bond      Growth      Resources   Allocation  Appreciation
                                               Portfolio    Portfolio      Portfolio     Portfolio   Portfolio    Portfolio
                                               (Class 2)    (Class 2)      (Class 2)     (Class 2)    (Class 3)   (Class 3)
                                             -----------   ------------   ------------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                 (488)             0           0           0            0              0
      Units transferred                             4,995              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding            4,507              0           0           0            0              0
Beginning units                                    16,227              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Ending units                                       20,734              0           0           0            0              0
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.72% (4):
      Units sold                                    2,685          5,733       1,872       1,860      215,514        653,793
      Units redeemed                               (5,432)       (26,316)     (6,408)     (1,880)     (15,178)       (20,761)
      Units transferred                             2,429        (17,633)        579      (6,137)      95,297        213,718
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding             (318)       (38,216)     (3,957)     (6,157)     295,633        846,750
Beginning units                                   171,809        371,227      80,754      34,514      109,338        282,999
                                                  -------        -------      ------      ------      -------        -------
Ending units                                      171,491        333,011      76,797      28,357      404,971      1,129,749
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.77% (7):
      Units sold                                   20,603         54,184      25,215       2,600            0        109,252
      Units redeemed                              (40,225)      (117,061)    (19,423)     (5,029)           0        (10,447)
      Units transferred                             5,596       (141,105)      2,916      53,715            0         41,281
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding          (14,026)      (203,982)      8,708      51,286            0        140,086
Beginning units                                   406,094      1,146,980     335,658     104,640            0        137,361
                                                  -------        -------      ------      ------      -------        -------
Ending units                                      392,068        942,998     344,366     155,926            0        277,447
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                    0              0           0           0            0              0
      Units transferred                                 0              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding                0              0           0           0            0              0
Beginning units                                         0              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Ending units                                            0              0           0           0            0              0
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                    0              0           0           0            0              0
      Units transferred                                 0              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding                0              0           0           0            0              0
Beginning units                                         0              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Ending units                                            0              0           0           0            0              0
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.80%:
      Units sold                                        0              0           0           0            0              0
      Units redeemed                               (2,466)             0           0           0            0              0
      Units transferred                            11,875              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding            9,409              0           0           0            0              0
Beginning units                                    19,710              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Ending units                                       29,119              0           0           0            0              0
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.95%:
      Units sold                                       73              0           0           0            0              0
      Units redeemed                               (3,297)             0           0           0            0              0
      Units transferred                             1,067              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding           (2,157)             0           0           0            0              0
Beginning units                                     9,532              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Ending units                                        7,375              0           0           0            0              0
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.97% (4):
      Units sold                                      463          4,280         264           0       14,949         70,596
      Units redeemed                               (1,557)        (4,622)       (226)       (140)        (533)        (1,775)
      Units transferred                               (76)          (434)      4,071         664        3,538         19,146
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding           (1,170)          (776)      4,109         524       17,954         87,967
Beginning units                                    49,851        121,397      17,080       5,838        6,017         39,268
                                                  -------        -------      ------      ------      -------        -------
Ending units                                       48,681        120,621      21,189       6,362       23,971        127,235
                                                  =======        =======      ======      ======      =======        =======

                                             Government
                                                and                    Natural     Aggressive    Alliance   Blue Chip      Cash
                                            Quality Bond    Growth    Resources      Growth       Growth      Growth     Management
                                              Portfolio   Portfolio   Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 3)   (Class 3)    (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                            ------------- ----------- -----------  -----------  ----------  -----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                       0           0           0            0           0            0            0
      Units redeemed                                   0           0           0            0           0            0            0
      Units transferred                                0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding               0           0           0            0           0            0            0
Beginning units                                        0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                           0           0           0            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.72% (4):
      Units sold                               1,529,709     495,099     113,712            0           0            0            0
      Units redeemed                            (131,612)    (16,763)    (12,981)           0           0            0            0
      Units transferred                          271,836     157,948      19,428            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding       1,669,933     636,284     120,159            0           0            0            0
Beginning units                                1,545,706     230,864      60,147            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                   3,215,639     867,148     180,306            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (7):
      Units sold                                 255,315      78,010      23,277            0           0            0            0
      Units redeemed                             (46,221)     (9,499)     (2,380)           0           0            0            0
      Units transferred                           28,746      37,219      29,344            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding         237,840     105,730      50,241            0           0            0            0
Beginning units                                  497,760     104,691      33,063            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                     735,600     210,421      83,304            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                       0           0           0          232       1,336          629        8,848
      Units redeemed                                   0           0           0       (7,007)    (20,882)     (10,037)     (69,914)
      Units transferred                                0           0           0      (30,231)    (25,430)     (11,572)      45,633
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding               0           0           0      (37,006)    (44,976)     (20,980)     (15,433)
Beginning units                                        0           0           0      145,856     336,505      184,797      199,902
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                           0           0           0      108,850     291,529      163,817      184,469
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                       0           0           0            0         228            0            0
      Units redeemed                                   0           0           0         (816)     (8,126)      (3,901)      (9,320)
      Units transferred                                0           0           0       (1,397)      4,386           87       31,387
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding               0           0           0       (2,213)     (3,512)      (3,814)      22,067
Beginning units                                        0           0           0       19,472     104,650       25,262       41,168
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                           0           0           0       17,259     101,138       21,448       63,235
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.80%:
      Units sold                                       0           0           0            0           0            0            0
      Units redeemed                                   0           0           0            0           0            0            0
      Units transferred                                0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding               0           0           0            0           0            0            0
Beginning units                                        0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                           0           0           0            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.95%:
      Units sold                                       0           0           0            0           0            0            0
      Units redeemed                                   0           0           0            0           0            0            0
      Units transferred                                0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding               0           0           0            0           0            0            0
Beginning units                                        0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                           0           0           0            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.97% (4):
      Units sold                                 138,110      40,156       8,190            0           0            0            0
      Units redeemed                             (13,991)     (1,688)       (219)           0           0            0            0
      Units transferred                           65,798      13,446       2,907            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding         189,917      51,914      10,878            0           0            0            0
Beginning units                                  132,102      31,095         548            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                     322,019      83,009      11,426            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIBALE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                                                 Davis                                      Federated
                                                 Corporate      Venture         "Dogs" of       Emerging    American       Global
                                                   Bond          Value         Wall Street      Markets      Leaders        Bond
                                                 Portfolio     Portfolio        Portfolio      Portfolio    Portfolio    Portfolio
                                                 (Class 1)     (Class 1)        (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                                -----------   -----------      -----------    -----------  -----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.40%:
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                    150,668       358,694           42,185         44,287       82,207       36,731
      Units redeemed                             (1,783,674)   (7,398,549)        (834,147)    (1,151,645)  (1,296,493)    (843,071)
      Units transferred                            (439,774)     (551,877)        (334,470)         7,700     (405,541)     (88,052)
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding         (2,072,780)   (7,591,732)      (1,126,432)    (1,099,658)  (1,619,827)    (894,392)
Beginning units                                  13,089,986    59,138,008        7,937,647      8,945,030   10,429,497    5,576,092
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                     11,017,206    51,546,276        6,811,215      7,845,372    8,809,670    4,681,700
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                          0         1,576                0             15            0           66
      Units redeemed                                      0       (47,451)               0         (1,164)           0       (2,730)
      Units transferred                                   0        10,220                0         (2,475)           0       (1,546)
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0       (35,655)               0         (3,624)           0       (4,210)
Beginning units                                           0       465,627                0         24,154            0       39,511
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0       429,972                0         20,530            0       35,301
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========


                                                                  Goldman
                                                  Global           Sachs            Growth-          Growth          High-Yield
                                                 Equities         Research          Income        Opportunities        Bond
                                                 Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                                 (Class 1)        (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                -----------      -----------      -----------     ------------      -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.40%:
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                     99,132           28,014          184,991           45,336           90,276
      Units redeemed                             (1,571,906)        (316,529)      (3,563,200)        (773,464)      (2,316,354)
      Units transferred                          (1,119,746)        (426,740)      (2,000,002)      (1,611,063)      (1,711,987)
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding         (2,592,520)        (715,255)      (5,378,211)      (2,339,191)      (3,938,065)
Beginning units                                  13,248,872        3,284,482       29,679,224        6,015,174       17,314,539
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                     10,656,352        2,569,227       24,301,013        3,675,983       13,376,474
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                          0                0              306                0                0
      Units redeemed                                   (150)               0          (15,243)               0                0
      Units transferred                                  96                0             (786)               0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                (54)               0          (15,723)               0                0
Beginning units                                      15,877                0          324,974                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                         15,823                0          309,251                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========

                                                                          MFS
                            International  International              Massachusetts     MFS                     Putnam
                             Diversified     Growth       Marsico      Investors     Mid-Cap         MFS       Growth:      Real
                               Equities     & Income       Growth        Trust       Growth     Total Return  Voyager     Estate
                              Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio  Portfolio
                              (Class 1)     (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)  (Class 1)
                            -------------  ------------  -----------  ------------  -----------  ------------  ---------  ---------
ANALYSIS OF INCREASE
 (DECREASE)
 IN UNITS OUTSTANDING:
Contracts With Total
 Expenses of 1.30%:
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
  units outstanding                    0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.40%:
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 units outstanding                     0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.52% (1):
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 units outstanding                     0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.52% (2):
      Units sold                  91,609        88,417       47,120        69,182      125,458      254,668     113,006     54,359
      Units redeemed          (2,544,185)   (1,851,688)    (660,467)   (1,330,544)  (1,790,184)  (2,753,894) (1,511,453)  (975,598)
      Units transferred         (244,482)      882,982   (1,084,104)     (672,294)    (817,169)     559,645  (1,285,220)   442,238
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 units outstanding            (2,697,058)     (880,289)  (1,697,451)   (1,933,656)  (2,481,895)  (1,939,581) (2,683,667)  (479,001)
Beginning units               16,757,199    16,759,038    7,350,664    11,430,416   16,274,040   22,760,131  13,917,754  7,509,634
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                  14,060,141    15,878,749    5,653,213     9,496,760   13,792,145   20,820,550  11,234,087  7,030,633
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.52% (3):
      Units sold                       0             0            0             0          509          414         175          0
      Units redeemed                   0        (4,345)           0        (3,468)      (9,996)     (35,468)     (2,108)         0
      Units transferred                0         7,846            0           901        3,578        2,068          84          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in units
 outstanding                           0         3,501            0        (2,567)      (5,909)     (32,986)     (1,849)         0
Beginning units                        0        61,376            0        50,868      211,866      332,151      55,017          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0        64,877            0        48,301      205,957      299,165      53,168          0
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.52% (4):
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 units outstanding                     0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.55% (5):
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------    ----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 units outstanding                     0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------    ----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========    ==========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.55% (6):
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------    ----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
  units outstanding                    0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------    ----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========    ==========  ===========   ===========  ===========  ===========  ==========  =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIBALE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                                               Davis                                   Federated
                                                Corporate    Venture        "Dogs" of     Emerging      American       Global
                                                  Bond         Value       Wall Street    Markets       Leaders         Bond
                                               Portfolio     Portfolio      Portfolio    Portfolio     Portfolio      Portfolio
                                                (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)      (Class 1)
                                               ----------   -----------   -----------    ---------     ---------      ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                  11,250         6,973           360         2,431           605         1,444
      Units redeemed                             (20,867)      (58,146)       (2,486)      (63,921)       (7,286)       (8,248)
      Units transferred                           30,050       (13,863)      (89,567)       31,008        (2,040)        5,219
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding          20,433       (65,036)      (91,693)      (30,482)       (8,721)       (1,585)
Beginning units                                  318,157       851,758       209,921       134,595       152,325       113,246
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                     338,590       786,722       118,228       104,113       143,604       111,661
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                       0           168             0             0             0             0
      Units redeemed                                   0       (12,979)            0          (425)            0        (1,996)
      Units transferred                                0         9,807             0          (908)            0         4,533
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0        (3,004)            0        (1,333)            0         2,537
Beginning units                                        0       201,599             0         7,765             0        41,126
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0       198,595             0         6,432             0        43,663
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.80%:
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.95%:
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========

                                                              Goldman                                             International
                                                Global         Sachs        Growth-       Growth    High-Yield     Diversified
                                               Equities      Research       Income    Opportunities    Bond          Equities
                                               Portfolio     Portfolio     Portfolio    Portfolio    Portfolio      Portfolio
                                               (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)      (Class 1)
                                               ---------     ---------    ----------- ------------- ----------    --------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                    167             0           697         1,416         1,802           363
      Units redeemed                             (6,345)       (5,755)      (13,690)      (11,195)      (12,155)      (32,703)
      Units transferred                         (11,969)      (21,786)      (24,995)      (38,235)      (32,477)       24,652
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding        (18,147)      (27,541)      (37,988)      (48,014)      (42,830)       (7,688)
Beginning units                                  85,227       180,504       310,363       173,217       222,143       167,377
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                     67,080       152,963       272,375       125,203       179,313       159,689
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                      0             0             0             0             0             0
      Units redeemed                               (515)            0        (3,663)            0             0             0
      Units transferred                             (17)            0         7,817             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding           (532)            0         4,154             0             0             0
Beginning units                                  58,706             0        79,823             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                     58,174             0        83,977             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.80%:
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.95%:
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========

                                                                              MFS
                                                                         Massachusetts    MFS                     Putnam
                                              International     Marsico    Investors    Mid-Cap        MFS        Growth     Real
                                             Growth & Income    Growth       Trust      Growth     Total Return   Voyager   Estate
                                                Portfolio      Portfolio   Portfolio   Portfolio     Portfolio   Portfolio Portfolio
                                                (Class 1)     (Class 1)    (Class 1)   (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                             ---------------  ---------- ------------- ---------   ------------ ---------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                       137       1,426        (3,849)      5,791           885      2,675       627
      Units redeemed                               (41,711)    (33,464)      (26,965)    (25,175)      (47,091)    (3,845)   (7,103)
      Units transferred                             13,600     179,141       (26,121)    (50,668)       16,651     (9,042)   11,836
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding           (27,974)    147,103       (56,935)    (70,052)      (29,555)   (10,212)    5,360
Beginning units                                    303,267     478,074       236,783     649,002       848,211    120,024    85,154
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                       275,293     625,177       179,848     578,950       818,656    109,812    90,514
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                  (149)          0        (1,269)     (5,046)       (6,021)    (1,308)        0
      Units transferred                             (5,224)          0        (3,842)      8,141        13,823     (5,745)        0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding            (5,373)          0        (5,111)      3,095         7,802     (7,053)        0
Beginning units                                     17,094           0        14,253      72,232        78,829     48,551         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                        11,721           0         9,142      75,327        86,631     41,498         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.80%:
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.95%:
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                             SunAmerica                        Telecom       Worldwide        Aggressive
                                              Balanced      Technology         Utility      High Income         Growth
                                              Portfolio      Portfolio         Portfolio     Portfolio        Portfolio
                                              (Class 1)      (Class 1)        (Class 1)       (Class 1)       (Class 2)
                                             ----------     -----------       ----------    ------------      ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0               0                0               0               0
     Units redeemed                                   0               0                0               0               0
     Units transferred                                0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0               0
Beginning units                                       0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0               0
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0               0                0               0               0
     Units redeemed                                   0               0                0               0               0
     Units transferred                                0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0               0
Beginning units                                       0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0               0
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0               0                0               0          56,784
     Units redeemed                                   0               0                0               0         (32,581)
     Units transferred                                0               0                0               0         (63,109)
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0         (38,906)
Beginning units                                       0               0                0               0         731,827
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0         692,921
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                  91,588         193,750           21,823          19,810               0
     Units redeemed                          (1,555,175)     (1,791,740)        (454,656)       (665,845)              0
     Units transferred                         (993,798)     (4,461,075)          21,755         (85,895)              0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding     (2,457,385)     (6,059,065)        (411,078)       (731,930)              0
Beginning units                              14,383,520      16,449,126        3,889,112       4,387,261               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                 11,926,135      10,390,061        3,478,034       3,655,331               0
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      52               0                0               0               0
     Units redeemed                              (5,932)              0                0               0               0
     Units transferred                           (1,157)              0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding         (7,037)              0                0               0               0
Beginning units                                  83,916               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                     76,879               0                0               0               0
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0               0                0               0              15
     Units redeemed                                   0               0                0               0          (1,131)
     Units transferred                                0               0                0               0           4,043
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0           2,927
Beginning units                                       0               0                0               0          18,611
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0          21,538
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0               0                0               0               0
     Units redeemed                                   0               0                0               0               0
     Units transferred                                0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0               0
Beginning units                                       0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0               0
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0               0                0               0               0
     Units redeemed                                   0               0                0               0               0
     Units transferred                                0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0               0
Beginning units                                       0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0               0
                                             ==========     ===========       ==========    ============      ==========

                                                                                                 Davis
                                              Alliance     Blue Chip      Cash     Corporate    Venture    "Dogs" of     Emerging
                                               Growth       Growth     Management     Bond       Value     Wall Street    Markets
                                              Portfolio    Portfolio    Portfolio   Portfolio  Portfolio   Portfolio     Portfolio
                                              (Class 2)    (Class 2)    (Class 2)   (Class 2)  (Class 2)    (Class 2)    (Class 2)
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0            0            0           0          0             0           0
     Units redeemed                                   0            0            0           0          0             0           0
     Units transferred                                0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding              0            0            0           0          0             0           0
Beginning units                                       0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                          0            0            0           0          0             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                     334            0            0           0      2,188             0           0
     Units redeemed                                (879)           0            0           0     (3,156)            0           0
     Units transferred                            1,937            0            0           0      2,349             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding          1,392            0            0           0      1,381             0           0
Beginning units                                  12,587            0            0           0     35,223             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                     13,979            0            0           0     36,604             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 282,107      161,580      820,044     347,460    748,847       184,453      97,239
     Units redeemed                             (84,452)     (99,505)    (496,157)   (136,613)  (246,528)      (48,337)    (35,744)
     Units transferred                           15,567      (42,322)    (165,814)    136,904    351,778        38,429     281,413
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding        213,222       19,753      158,073     347,751    854,097       174,545     342,908
Beginning units                               1,637,738    1,528,664    2,637,821   2,117,339  4,093,742     1,194,069     573,616
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                  1,850,960    1,548,417    2,795,894   2,465,090  4,947,839     1,368,614     916,524
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0            0            0           0          0             0           0
     Units redeemed                                   0            0            0           0          0             0           0
     Units transferred                                0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding              0            0            0           0          0             0           0
Beginning units                                       0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                          0            0            0           0          0             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0            0            0           0          0             0           0
     Units redeemed                                   0            0            0           0          0             0           0
     Units transferred                                0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding              0            0            0           0          0             0           0
Beginning units                                       0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                          0            0            0           0          0             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                     103          774       23,922         338      1,910           427         199
     Units redeemed                              (1,711)      (2,155)     (35,555)    (11,050)    (6,011)         (380)       (473)
     Units transferred                           (4,481)       1,375      (27,273)     12,402      3,945        (5,359)     (1,596)
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding         (6,089)          (6)     (38,906)      1,690       (156)       (5,312)     (1,870)
Beginning units                                  46,634       75,885      231,783     114,921    125,520        29,415      25,229
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                     40,545       75,879      192,877     116,611    125,364        24,103      23,359
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0            0            0           0        203             0           0
     Units redeemed                                (501)           0            0           0        (76)            0           0
     Units transferred                             (150)           0            0           0      2,455             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding           (651)           0            0           0      2,582             0           0
Beginning units                                  11,783            0            0           0      7,953             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                     11,132            0            0           0     10,535             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                   1,060            0            0           0          0             0           0
     Units redeemed                                (931)           0            0           0          0             0           0
     Units transferred                            3,490            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding          3,619            0            0           0          0             0           0
Beginning units                                  12,084            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                     15,703            0            0           0          0             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========

                                              Federated                                      Goldman
                                              American     Foreign     Global     Global      Sachs        Growth-          Growth
                                               Leaders       Value     Bond      Equities   Research       Income     Opportunities
                                              Portfolio   Portfolio  Portfolio   Portfolio  Portfolio     Portfolio       Portfolio
                                              (Class 2)   (Class 2)  (Class 2)   (Class 2)  (Class 2)     (Class 2)       (Class 2)
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0           0          0           0          0             0               0
     Units redeemed                                   0           0          0           0          0             0               0
     Units transferred                                0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0           0          0             0               0
Beginning units                                       0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0           0          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0           0          0       3,642          0             0               0
     Units redeemed                                   0           0          0        (372)         0             0               0
     Units transferred                                0           0          0       5,789          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0       9,059          0             0               0
Beginning units                                       0           0          0      12,854          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0      21,913          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                  77,070   1,124,530    121,902      24,139     27,164        57,133         115,351
     Units redeemed                             (36,568)   (101,625)   (42,513)    (25,440)   (22,887)      (65,898)        (34,046)
     Units transferred                           29,108     572,725    (24,131)    (94,369)    (5,038)     (108,672)       (157,010)
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding         69,610   1,595,630     55,258     (95,670)      (761)     (117,437)        (75,705)
Beginning units                                 749,166   1,906,290    553,965     536,533    647,719     1,122,738       1,061,933
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                    818,776   3,501,920    609,223     440,863    646,958     1,005,301         986,228
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0           0          0           0          0             0               0
     Units redeemed                                   0           0          0           0          0             0               0
     Units transferred                                0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0           0          0             0               0
Beginning units                                       0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0           0          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0           0          0           0          0             0               0
     Units redeemed                                   0           0          0           0          0             0               0
     Units transferred                                0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0           0          0             0               0
Beginning units                                       0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0           0          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                     569          61        951         163          0           729             529
     Units redeemed                              (1,277)     (5,206)      (798)       (860)    (1,476)       (2,567)           (261)
     Units transferred                            2,202       9,233      5,737      (2,679)      (125)       (1,349)        (16,387)
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding          1,494       4,088      5,890      (3,376)    (1,601)       (3,187)        (16,119)
Beginning units                                  47,623      47,040     33,363      32,591     34,027        50,386          39,571
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                     49,117      51,128     39,253      29,215     32,426        47,199          23,452
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0           0          0       1,288          0             0               0
     Units redeemed                                   0           0          0         (16)         0             0               0
     Units transferred                                0           0          0         919          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0       2,191          0             0               0
Beginning units                                       0           0          0       1,028          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0       3,219          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0           0          0           0          0             0               0
     Units redeemed                                   0           0          0        (140)         0             0               0
     Units transferred                                0           0          0       4,957          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0       4,817          0             0               0
Beginning units                                       0           0          0       4,811          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0       9,628          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                             SunAmerica                Telecom     Worldwide     Aggressive   Alliance    Blue Chip
                                              Balanced   Technology    Utility    High Income      Growth      Growth      Growth
                                              Portfolio   Portfolio   Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 1)   (Class 1)   (Class 1)    (Class 1)     (Class 2)    (Class 2)   (Class 2)
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0            0           0             0            0           0           0
     Units redeemed                                   0            0           0             0            0           0           0
     Units transferred                                0            0           0             0            0         337           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0            0         337           0
Beginning units                                       0            0           0             0            0       3,449           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0            0       3,786           0
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                       0            0           0             0        1,235         470       1,013
     Units redeemed                                   0            0           0             0       (1,002)     (1,610)     (5,178)
     Units transferred                                0            0           0             0       11,923      (2,865)      6,198
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0       12,156      (4,005)      2,033
Beginning units                                       0            0           0             0       39,914      82,637      87,678
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0       52,070      78,632      89,711
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                       0            0           0             0        3,713      16,884      10,513
     Units redeemed                                   0            0           0             0       (6,189)    (22,959)    (14,154)
     Units transferred                                0            0           0             0      (11,453)     11,143         981
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0      (13,929)      5,068      (2,660)
Beginning units                                       0            0           0             0      131,697     338,862     335,745
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0      117,768     343,930     333,085
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                   1,924          996           0             0            0           0           0
     Units redeemed                             (29,228)     (35,610)     (3,369)       (2,931)           0           0           0
     Units transferred                          (25,511)     (64,278)      2,900          (288)           0           0           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding        (52,815)     (98,892)       (469)       (3,219)           0           0           0
Beginning units                                 167,155      542,405      55,462        31,142            0           0           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                    114,340      443,513      54,993        27,923            0           0           0
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0            0           0             0            0           0           0
     Units redeemed                              (4,087)           0           0             0            0           0           0
     Units transferred                              777            0           0             0            0           0           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding         (3,310)           0           0             0            0           0           0
Beginning units                                  33,477            0           0             0            0           0           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                     30,167            0           0             0            0           0           0
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0            0           0             0            0         162           0
     Units redeemed                                   0            0           0             0            0      (3,210)          0
     Units transferred                                0            0           0             0            0       7,201           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0            0       4,153           0
Beginning units                                       0            0           0             0            0      11,951           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0            0      16,104           0
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0            0           0             0            0           0           0
     Units redeemed                                   0            0           0             0            0        (334)          0
     Units transferred                                0            0           0             0            0         127           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0            0        (207)          0
Beginning units                                       0            0           0             0            0       3,284           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0            0       3,077           0
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       0            0           0             0            0         278           0
     Units redeemed                                   0            0           0             0           (1)       (105)         (3)
     Units transferred                                0            0           0             0       (1,421)         18        (427)
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0       (1,422)        191        (430)
Beginning units                                       0            0           0             0        3,358      16,914      11,552
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0        1,936      17,105      11,122
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========

                                                                         Davis                                Federated
                                                Cash     Corporate      Venture    "Dogs" of      Emerging    American     Foreign
                                             Management     Bond         Value     Wall Street     Markets     Leaders       Value
                                              Portfolio   Portfolio    Portfolio   Portfolio      Portfolio   Portfolio   Portfolio
                                              (Class 2)   (Class 2)    (Class 2)    (Class 2)     (Class 2)   (Class 2)   (Class 2)
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0           0            0             0            0           0           0
     Units redeemed                                   0           0            0             0            0           0           0
     Units transferred                                0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding              0           0            0             0            0           0           0
Beginning units                                       0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                          0           0            0             0            0           0           0
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   1,551       3,054        5,726         4,909        2,140       1,749       1,474
     Units redeemed                             (42,197)     (7,162)      (9,295)       (1,016)      (2,141)     (2,633)     (3,567)
     Units transferred                           61,405     (23,510)       3,368         3,025       (1,858)     (6,067)     12,312
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding         20,759     (27,618)        (201)        6,918       (1,859)     (6,951)     10,219
Beginning units                                 224,746     166,697      233,793        51,762       33,870      60,118      41,232
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                    245,505     139,079      233,592        58,680       32,011      53,167      51,451
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                 131,572      20,036       39,349         8,511        3,577       6,178      72,458
     Units redeemed                            (153,879)    (46,392)     (53,759)      (10,367)     (39,705)    (23,619)     (6,710)
     Units transferred                          (14,129)     (5,299)      29,979       (12,281)      85,449      17,058      80,299
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding        (36,436)    (31,655)      15,569       (14,137)      49,321        (383)    146,047
Beginning units                                 559,161     448,937      852,752       340,641      158,205     251,039     202,933
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                    522,725     417,282      868,321       326,504      207,526     250,656     348,980
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0           0            0             0            0           0           0
     Units redeemed                                   0           0            0             0            0           0           0
     Units transferred                                0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding              0           0            0             0            0           0           0
Beginning units                                       0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                          0           0            0             0            0           0           0
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0           0            0             0            0           0           0
     Units redeemed                                   0           0            0             0            0           0           0
     Units transferred                                0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding              0           0            0             0            0           0           0
Beginning units                                       0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                          0           0            0             0            0           0           0
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0           0          267             0            0           0           0
     Units redeemed                                   0           0       (1,361)            0            0           0           0
     Units transferred                                0           0          288             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding              0           0         (806)            0            0           0           0
Beginning units                                       0           0       10,169             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                          0           0        9,363             0            0           0           0
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0           0            0             0            0           0           0
     Units redeemed                                   0           0            0             0            0           0           0
     Units transferred                                0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding              0           0            0             0            0           0           0
Beginning units                                       0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                          0           0            0             0            0           0           0
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   1,502           0          667             0        5,053         311         119
     Units redeemed                              (7,030)       (158)      (1,956)         (545)         (39)       (579)         (2)
     Units transferred                           (6,437)     (1,193)       5,312           629         (806)     (2,089)      4,643
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding        (11,965)     (1,351)       4,023            84        4,208      (2,357)      4,760
Beginning units                                  42,697      41,821       43,993        21,541       18,312      15,510         664
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                     30,732      40,470       48,016        21,625       22,520      13,153       5,424
                                             ==========  ==========    =========  ============   ==========  ==========   =========

                                                                               Goldman
                                               Global          Global           Sachs           Growth-          Growth
                                                Bond          Equities        Research          Income     Opportunities
                                              Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
                                              (Class 2)       (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                              ---------      ----------       ---------        ---------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0              71               0                0               0
     Units redeemed                                   0              (1)              0                0               0
     Units transferred                                0             416               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding              0             486               0                0               0
Beginning units                                       0               6               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                          0             492               0                0               0
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   2,516           2,009           3,841            7,263              11
     Units redeemed                              (3,183)         (1,274)         (1,845)          (4,590)           (537)
     Units transferred                            5,943          (7,872)           (873)          (2,063)        (36,797)
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding          5,276          (7,137)          1,123              610         (37,323)
Beginning units                                  51,225          42,620          50,998          126,250          75,659
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                     56,501          35,483          52,121          126,860          38,336
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                   9,788           1,988           6,551            1,576           5,116
     Units redeemed                              (2,838)        (21,198)         (7,253)         (20,298)        (12,247)
     Units transferred                            4,974          (4,920)        (13,753)         (10,647)            799
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding         11,924         (24,130)        (14,455)         (29,369)         (6,332)
Beginning units                                  93,319         134,551         151,843          275,583         205,334
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                    105,243         110,421         137,388          246,214         199,002
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0               0               0                0               0
     Units redeemed                                   0               0               0                0               0
     Units transferred                                0               0               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding              0               0               0                0               0
Beginning units                                       0               0               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                          0               0               0                0               0
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0               0               0                0               0
     Units redeemed                                   0               0               0                0               0
     Units transferred                                0               0               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding              0               0               0                0               0
Beginning units                                       0               0               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                          0               0               0                0               0
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.80%:
     Units sold                                       0               0               0                0               0
     Units redeemed                                   0            (148)              0                0               0
     Units transferred                                0             (17)              0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding              0            (165)              0                0               0
Beginning units                                       0           5,787               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                          0           5,622               0                0               0
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.95%:
     Units sold                                       0               0               0                0               0
     Units redeemed                                   0            (420)              0                0               0
     Units transferred                                0              21               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding              0            (399)              0                0               0
Beginning units                                       0             764               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                          0             365               0                0               0
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       0               0             790               98               0
     Units redeemed                                (150)             (7)           (585)            (923)           (308)
     Units transferred                             (106)           (209)          1,147           (2,170)         (3,856)
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding           (256)           (216)          1,352           (2,995)         (4,164)
Beginning units                                  13,928           5,040          16,110           27,774          12,734
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                     13,672           4,824          17,462           24,779           8,570
                                              =========      ==========       =========        =========   =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                                           MFS
                                                          International  International                Massachusetts
                                             High-Yield    Diversified      Growth         Marsico     Investors         MFS Mid-Cap
                                               Bond         Equities      and Income       Growth         Trust            Growth
                                             Portfolio      Portfolio      Portfolio      Portfolio     Portfolio         Portfolio
                                             (Class 2)      (Class 2)      (Class 2)     (Class 2)      (Class 2)         (Class 2)
                                             ----------   -------------  -------------  ------------  -------------      ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0               0              0             0              0               0
     Units redeemed                                   0               0              0             0              0               0
     Units transferred                                0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0               0
Beginning units                                       0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0               0
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0               0              0             0              0           2,565
     Units redeemed                                   0               0              0             0              0          (2,520)
     Units transferred                                0               0              0             0              0          10,466
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0          10,511
Beginning units                                       0               0              0             0              0          57,960
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0          68,471
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 177,706       1,161,929        168,294       432,543        145,276         471,597
     Units redeemed                            (160,085)       (123,352)       (91,085)     (231,218)       (58,327)       (168,217)
     Units transferred                          (96,918)        458,717        141,280        26,077        (18,119)        (38,643)
                                             ----------     -----------     ----------  ------------     ----------      ----------
Increase (decrease) in units outstanding        (79,297)      1,497,294        218,489       227,402         68,830         264,737
Beginning units                               1,922,576       2,141,873      1,578,461     3,374,608      1,051,056       3,502,952
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                  1,843,279       3,639,167      1,796,950     3,602,010      1,119,886       3,767,689
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0               0              0             0              0               0
     Units redeemed                                   0               0              0             0              0               0
     Units transferred                                0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0               0
Beginning units                                       0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0               0
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0               0              0             0              0               0
     Units redeemed                                   0               0              0             0              0               0
     Units transferred                                0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0               0
Beginning units                                       0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0               0
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                     218             765            225             0             10             554
     Units redeemed                              (5,289)         (3,887)        (2,636)            0         (1,013)         (5,463)
     Units transferred                            3,387           3,407          7,678             0          3,358          (9,916)
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding         (1,684)            285          5,267             0          2,355         (14,825)
Beginning units                                  59,297          46,628         89,903             0         22,784         174,593
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                     57,613          46,913         95,170             0         25,139         159,768
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0               0              0             0              0           2,080
     Units redeemed                                   0               0              0             0              0            (379)
     Units transferred                                0               0              0             0              0           8,523
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0          10,224
Beginning units                                       0               0              0             0              0          15,551
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0          25,775
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0               0              0             0              0           4,522
     Units redeemed                                   0               0              0             0              0          (3,228)
     Units transferred                                0               0              0             0              0           3,881
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0           5,175
Beginning units                                       0               0              0             0              0          32,405
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0          37,580
                                             ==========   =============  =============  ============  =============      ==========

                                                           Putnam
                                             MFS Total     Growth        Real    Small & Mid   SunAmerica                  Telecom
                                               Return      Voyager      Estate    Cap Value     Balanced     Technology    Utility
                                             Portfolio    Portfolio   Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                                             (Class 2)    (Class 2)   (Class 2)   (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0           0           0            0             0            0           0
     Units redeemed                                   0           0           0            0             0            0           0
     Units transferred                                0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0            0           0
Beginning units                                       0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0            0           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0           0           0            0             0       21,925           0
     Units redeemed                                   0           0           0            0             0       (1,877)          0
     Units transferred                                0           0           0            0             0      (19,547)          0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0          501           0
Beginning units                                       0           0           0            0             0       72,512           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0       73,013           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 288,723      14,312     143,699      711,903        90,428      334,785      22,162
     Units redeemed                            (278,541)    (25,245)    (48,377)     (74,491)      (63,077)    (246,214)    (15,077)
     Units transferred                           12,375     (82,966)     51,735      511,594       (46,889)    (233,804)      8,236
                                             ----------  ----------  ----------    ---------  ------------   ----------  ----------
Increase (decrease) in units outstanding         22,557     (93,899)    147,057    1,149,006       (19,538)    (145,233)     15,321
Beginning units                               4,581,497     500,541     941,145    1,255,079     1,121,347    2,920,168     166,343
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                  4,604,054     406,642   1,088,202    2,404,085     1,101,809    2,774,935     181,664
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0           0           0            0             0            0           0
     Units redeemed                                   0           0           0            0             0            0           0
     Units transferred                                0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0            0           0
Beginning units                                       0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0            0           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0           0           0            0             0            0           0
     Units redeemed                                   0           0           0            0             0            0           0
     Units transferred                                0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0            0           0
Beginning units                                       0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0            0           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                     972           0         818          106            82        1,030           0
     Units redeemed                              (9,846)       (567)     (2,622)      (3,581)       (4,316)      (1,904)          0
     Units transferred                           (3,701)         53      (1,415)       6,451           160       (4,834)          0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding        (12,575)       (514)     (3,219)       2,976        (4,074)      (5,708)          0
Beginning units                                 195,589      12,394      54,727       74,800        27,885       53,642           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                    183,014      11,880      51,508       77,776        23,811       47,934           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0           0           0            0             0       13,250           0
     Units redeemed                                   0           0           0            0             0          (10)          0
     Units transferred                                0           0           0            0             0       11,402           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0       24,642           0
Beginning units                                       0           0           0            0             0       10,821           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0       35,463           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0           0           0            0             0       16,535           0
     Units redeemed                                   0           0           0            0             0      (24,933)          0
     Units transferred                                0           0           0            0             0      (19,248)          0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0      (27,646)          0
Beginning units                                       0           0           0            0             0      108,814           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0       81,168           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========

                                              Worldwide    Aggressive     Alliance       Blue Chip          Cash        Corporate
                                             High Income     Growth       Growth          Growth         Management       Bond
                                              Portfolio     Portfolio    Portfolio       Portfolio       Portfolio      Portfolio
                                              (Class 2)     (Class 3)    (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                             -----------   ----------   -----------      ----------      ----------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      =========       ==========   =============
Contracts With Total Expenses of 1.40%:
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                   70,559      104,757       588,772         277,296       2,435,607         969,202
     Units redeemed                              (21,207)      (8,155)      (48,580)        (24,654)       (549,370)        (90,077)
     Units transferred                           (14,987)      65,415       257,641          84,987         200,854         620,941
                                               ---------    ---------   -----------      ----------       ---------   -------------
Increase (decrease) in units outstanding          34,365      162,017       797,833         337,629       2,087,091       1,500,066
Beginning units                                  297,354      142,870       594,385         414,391       2,514,514         946,263
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                     331,719      304,887     1,392,218         752,020       4,601,605       2,446,329
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0       27,491       184,063         176,060       1,265,024         523,597
     Units redeemed                                    0         (548)       (7,065)         (4,819)       (213,309)        (19,119)
     Units transferred                                 0        7,155        40,572         (75,589)       (356,280)        133,513
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0       34,098       217,570          95,652         695,435         637,991
Beginning units                                        0       17,675        51,000          29,522         433,066         195,111
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0       51,773       268,570         125,174       1,128,501         833,102
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      ==========      ==========   =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                                              MFS
                                                          International    International                 Massachusetts
                                             High-Yield    Diversified        Growth         Marsico      Investors     MFS Mid-Cap
                                               Bond         Equities        and Income       Growth          Trust        Growth
                                             Portfolio      Portfolio        Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 2)      (Class 2)        (Class 2)     (Class 2)       (Class 2)     (Class 2)
                                             ----------   -------------    -------------  ------------   -------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0               0                0             0               0           0
     Units redeemed                                   0               0                0             0               0        (922)
     Units transferred                                0               0                0             0               0      (4,679)
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding              0               0                0             0               0      (5,601)
Beginning units                                       0               0                0             0               0      14,080
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                          0               0                0             0               0       8,479
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   3,819           9,760            1,296             0             126      11,581
     Units redeemed                              (5,378)         (6,287)          (4,011)            0          (1,204)    (11,344)
     Units transferred                          (12,850)         (3,891)           5,301             0           8,196     (32,732)
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding        (14,409)           (418)           2,586             0           7,118     (32,495)
Beginning units                                  99,620         115,474           96,100             0          49,996     263,323
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                     85,211         115,056           98,686             0          57,114     230,828
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                   8,676          68,708            7,140        30,041          12,490      35,583
     Units redeemed                             (46,014)        (12,170)         (29,390)      (68,326)        (15,839)    (45,175)
     Units transferred                          (32,010)         94,678           29,381       (31,014)        (19,619)     32,449
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding        (69,348)        151,216            7,131       (69,299)        (22,968)     22,857
Beginning units                                 360,785         299,318          339,767       808,647         259,635     710,087
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                    291,437         450,534          346,898       739,348         236,667     732,944
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0               0                0             0               0           0
     Units redeemed                                   0               0                0             0               0           0
     Units transferred                                0               0                0             0               0           0
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding              0               0                0             0               0           0
Beginning units                                       0               0                0             0               0           0
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                          0               0                0             0               0           0
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0               0                0             0               0           0
     Units redeemed                                   0               0                0             0               0           0
     Units transferred                                0               0                0             0               0           0
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding              0               0                0             0               0           0
Beginning units                                       0               0                0             0               0           0
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                          0               0                0             0               0           0
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0               0                0             0               0           0
     Units redeemed                                   0               0                0             0               0      (6,861)
     Units transferred                                0               0                0             0               0      14,820
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding              0               0                0             0               0       7,959
Beginning units                                       0               0                0             0               0      60,126
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                          0               0                0             0               0      68,085
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0               0                0             0               0           3
     Units redeemed                                   0               0                0             0               0      (1,000)
     Units transferred                                0               0                0             0               0       1,722
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding              0               0                0             0               0         725
Beginning units                                       0               0                0             0               0       9,886
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                          0               0                0             0               0      10,611
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   1,071             241            2,919             0              35       5,006
     Units redeemed                              (3,271)           (112)            (377)            0             (81)     (1,393)
     Units transferred                           (4,154)          5,027            1,459             0             120      (2,366)
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding         (6,354)          5,156            4,001             0              74       1,247
Beginning units                                  96,293          15,988           24,965             0           6,749      57,794
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                     89,939          21,144           28,966             0           6,823      59,041
                                             ==========   =============    =============  ============   =============  ==========


                                                            Putnam
                                              MFS Total     Growth        Real    Small & Mid   SunAmerica                 Telecom
                                               Return       Voyager      Estate    Cap Value     Balanced    Technology    Utility
                                             Portfolio     Portfolio   Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 2)     (Class 2)   (Class 2)   (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0            0           0            0            0            0           0
     Units redeemed                                   0            0           0            0            0         (138)          0
     Units transferred                                0            0           0            0            0       11,283           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding              0            0           0            0            0       11,145           0
Beginning units                                       0            0           0            0            0       29,781           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                          0            0           0            0            0       40,926           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   5,823           86       3,489          765           87            0           0
     Units redeemed                             (15,354)        (909)     (5,004)      (2,358)      (3,554)      (6,374)          0
     Units transferred                            4,168       (2,138)    (14,484)      31,936        1,531      (13,202)          0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding         (5,363)      (2,961)    (15,999)      30,343       (1,936)     (19,576)          0
Beginning units                                 334,209       35,477      98,058       33,463       61,535       57,027           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                    328,846       32,516      82,059       63,806       59,599       37,451           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  12,726        1,616       6,108       52,451        2,956       21,435         446
     Units redeemed                             (59,014)      (5,372)    (20,162)     (22,171)     (24,109)     (62,968)     (5,357)
     Units transferred                           (7,384)      (1,874)     32,110      127,047       (1,742)      51,119      38,206
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding        (53,672)      (5,630)     18,056      157,327      (22,895)       9,586      33,295
Beginning units                                 875,773       87,989     261,899      181,760      289,931    1,020,699      63,586
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                    822,101       82,359     279,955      339,087      267,036    1,030,285      96,881
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0            0           0            0            0            0           0
     Units redeemed                                   0            0           0            0            0            0           0
     Units transferred                                0            0           0            0            0            0           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                          0            0           0            0            0            0           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0            0           0            0            0            0           0
     Units redeemed                                   0            0           0            0            0            0           0
     Units transferred                                0            0           0            0            0            0           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                          0            0           0            0            0            0           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0            0           0            0            0            0           0
     Units redeemed                                   0            0           0            0            0         (620)          0
     Units transferred                                0            0           0            0            0        2,058           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding              0            0           0            0            0        1,438           0
Beginning units                                       0            0           0            0            0       62,519           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                          0            0           0            0            0       63,957           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0            0           0            0            0            0           0
     Units redeemed                                   0            0           0            0            0       (3,675)          0
     Units transferred                                0            0           0            0            0       37,651           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding              0            0           0            0            0       33,976           0
Beginning units                                       0            0           0            0            0        4,969           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                          0            0           0            0            0       38,945           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                     503          314         593           26        1,853            0           0
     Units redeemed                              (2,739)         (68)       (784)         (55)        (481)          (3)          0
     Units transferred                           (1,670)          81          (5)       6,829         (342)      (4,584)          0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding         (3,906)         327        (196)       6,800        1,030       (4,587)          0
Beginning units                                  91,229        8,021      18,350        6,862       30,500       17,896           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                     87,323        8,348      18,154       13,662       31,530       13,309           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========

                                              Worldwide   Aggressive     Alliance       Blue Chip          Cash        Corporate
                                             High Income    Growth       Growth          Growth         Management       Bond
                                              Portfolio    Portfolio    Portfolio       Portfolio       Portfolio      Portfolio
                                              (Class 2)    (Class 3)    (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                             -----------  ----------   -----------      ----------      ----------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0             0               0               0               0
     Units redeemed                                    0           0             0               0               0               0
     Units transferred                                 0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0           0             0               0               0               0
Beginning units                                        0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0           0             0               0               0               0
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                        0      32,242       335,984         412,327       1,475,699         765,869
     Units redeemed                                    0        (397)      (10,300)        (12,691)       (458,916)        (37,522)
     Units transferred                                 0       2,648        70,203        (174,467)       (107,038)        212,386
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0      34,493       395,887         225,169         909,745         940,733
Beginning units                                        0      28,346       136,350         113,495       1,193,648         349,624
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0      62,839       532,237         338,664       2,103,393       1,290,357
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                    5,391      14,018        56,259          36,705         247,259         107,415
     Units redeemed                               (5,810)     (3,089)       (5,242)         (1,924)        (20,875)         (8,616)
     Units transferred                            16,425       6,006        32,860          12,497         (87,088)         46,458
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding          16,006      16,935        83,877          47,278         139,296         145,257
Beginning units                                   51,052      28,027        69,502          40,274         261,745         149,828
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                      67,058      44,962       153,379          87,552         401,041         295,085
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0           0             0               0               0               0
     Units redeemed                                    0           0             0               0               0               0
     Units transferred                                 0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0           0             0               0               0               0
Beginning units                                        0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0           0             0               0               0               0
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0             0               0               0               0
     Units redeemed                                    0           0             0               0               0               0
     Units transferred                                 0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0           0             0               0               0               0
Beginning units                                        0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0           0             0               0               0               0
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.80%:
     Units sold                                        0           0             0               0               0               0
     Units redeemed                                    0           0             0               0               0               0
     Units transferred                                 0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0           0             0               0               0               0
Beginning units                                        0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0           0             0               0               0               0
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0             0               0               0               0
     Units redeemed                                    0           0             0               0               0               0
     Units transferred                                 0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0           0             0               0               0               0
Beginning units                                        0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0           0             0               0               0               0
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        0      12,384        25,460          30,944         120,979          59,722
     Units redeemed                                    0        (102)       (1,342)           (236)         (6,959)         (2,609)
     Units transferred                                 0      13,345        12,177          (6,844)       (179,950)         26,669
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0      25,627        36,295          23,864         (65,930)         83,782
Beginning units                                        0       3,476        27,420           2,662         189,529          31,356
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0      29,103        63,715          26,526         123,599         115,138
                                             ===========  ==========   ===========      ==========      ==========   =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                   (Unaudited)

      5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                                Davis                                Federated
                                               Venture      "Dogs" of    Emerging    American     Foreign     Global     Global
                                                Value      Wall Street    Markets     Leaders      Value       Bond     Equities
                                              Portfolio     Portfolio    Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                              (Class 3)      (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)  (Class 3)
                                              ----------   -----------   ---------   ---------   ---------   ---------  --------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0           0           0           0           0          0
     Units redeemed                                    0             0           0           0           0           0          0
     Units transferred                                 0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0           0           0          0
Beginning units                                        0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0           0           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0           0           0           0           0          0
     Units redeemed                                    0             0           0           0           0           0          0
     Units transferred                                 0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0           0           0          0
Beginning units                                        0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0           0           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                1,535,092       116,017     180,540     233,091   2,356,931     191,327     42,739
     Units redeemed                             (141,295)      (11,860)    (10,045)    (14,645)   (203,347)    (14,401)    (3,865)
     Units transferred                           842,659        50,877      99,048     177,437     840,613      71,028      6,983
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding       2,236,456       155,034     269,543     395,883   2,994,197     247,954     45,857
Beginning units                                1,725,141       263,040     186,478     226,851   2,457,488     255,534     73,506
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                   3,961,597       418,074     456,021     622,734   5,451,685     503,488    119,363
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0             0           0           0      42,198           0          0
     Units redeemed                                    0             0           0           0     (73,084)          0          0
     Units transferred                                 0             0           0           0   1,255,733           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0   1,224,847           0          0
Beginning units                                        0             0           0           0     356,089           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0   1,580,936           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0             0           0           0           0           0          0
     Units redeemed                                    0             0           0           0           0           0          0
     Units transferred                                 0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0           0           0          0
Beginning units                                        0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0           0           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  498,711       122,155     121,340     244,725     862,472      87,066     65,881
     Units redeemed                              (17,371)       (3,570)     (2,097)     (5,266)    (28,561)     (7,816)    (2,297)
     Units transferred                           136,263        22,630      13,128      98,490     132,732      18,058     17,619
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding         617,603       141,215     132,371     337,949     966,643      97,308     81,203
Beginning units                                  171,023       120,938      16,101      70,669     268,867      65,932     22,810
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                     788,626       262,153     148,472     408,618   1,235,510     163,240    104,013
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0           0           0           0           0          0
     Units redeemed                                    0             0           0           0           0           0          0
     Units transferred                                 0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0           0           0          0
Beginning units                                        0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0           0           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0             0           0           0           0           0          0
     Units redeemed                                    0             0           0           0           0           0          0
     Units transferred                                 0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0           0           0          0
Beginning units                                        0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0           0           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========

                                              Goldman                                                International International
                                                Sachs        Growth-          Growth    High-Yield   Diversified       Growth
                                              Research        Income      Opportunities     Bond       Equities       & Income
                                              Portfolio     Portfolio       Portfolio    Portfolio     Portfolio     Portfolio
                                              (Class 3)     (Class 3)       (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                              ---------     ---------     ------------- ----------   -----------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0        62,435           128,409     395,749     2,528,947        267,323
     Units redeemed                                   0       (12,846)          (12,277)    (54,952)     (192,136)       (35,670)
     Units transferred                                0        60,599            (8,932)    115,658       738,167        213,791
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0       110,188           107,200     456,455     3,074,978        445,444
Beginning units                                       0       231,147           269,627     711,066     2,207,499        650,380
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0       341,335           376,827   1,167,521     5,282,477      1,095,824
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  12,727        51,361            52,039     233,239       705,332        156,695
     Units redeemed                                 (27)       (1,805)           (1,572)    (31,797)      (18,233)        (9,144)
     Units transferred                           20,849        31,661           (26,900)     18,167       105,235        159,876
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding         33,549        81,217            23,567     219,609       792,334        307,427
Beginning units                                   9,103        19,569            18,972     169,593       197,653         94,383
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                     42,652       100,786            42,539     389,202       989,987        401,810
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============

                                                              MFS
                                                         Massachusetts        MFS                      Putnam
                                               Marsico     Investors         Mid-Cap       MFS Total   Growth:      Real
                                               Growth        Trust           Growth          Return    Voyager     Estate
                                              Portfolio    Portfolio        Portfolio      Portfolio  Portfolio  Portfolio
                                              (Class 3)    (Class 3)        (Class 3)      (Class 3)  (Class 3)  (Class 3)
                                              ---------  -------------   ------------    -----------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 484,023         311,311       1,026,836     877,768      35,979     338,043
     Units redeemed                             (43,476)        (54,916)       (100,258)   (108,651)     (4,581)    (22,325)
     Units transferred                          254,374         163,492         228,945     489,434     (19,247)    112,768
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding        694,921         419,887       1,155,523   1,258,551      12,151     428,486
Beginning units                                 918,446         545,587       1,733,813   1,504,371      91,097     337,696
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                  1,613,367         965,474       2,889,336   2,762,922     103,248     766,182
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  22,597         101,625         351,279     510,514       7,036     128,020
     Units redeemed                                (515)         (3,378)        (11,217)    (30,523)       (566)     (3,077)
     Units transferred                            4,499          16,963         (22,046)    100,872      (4,685)     (1,655)
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding         26,581         115,210         318,016     580,863       1,785     123,288
Beginning units                                  19,430          42,043         182,200     117,387      12,618      46,205
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                     46,011         157,253         500,216     698,250      14,403     169,493
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

 For the year ended December 31, 2004.


                                                Davis                               Federated
                                               Venture      "Dogs" of    Emerging    American     Foreign    Global      Global
                                                Value      Wyall Street    Markets     Leaders      Value      Bond      Equities
                                              Portfolio     Portfolio    Portfolio   Portfolio   Portfolio Portfolio   Portfolio
                                              (Class 3)      (Class 3)   (Class 3)   (Class 3)   (Class 3) (Class 3)   (Class 3)
                                              ----------   -----------   ---------  ----------   ---------  ---------   ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0              0           0           0           0          0           0
     Units redeemed                                   0              0           0           0           0          0           0
     Units transferred                                0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding              0              0           0           0           0          0           0
Beginning units                                       0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                          0              0           0           0           0          0           0
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 945,381        135,660      86,667     375,665   1,514,546    141,007      94,863
     Units redeemed                             (55,863)       (11,938)    (27,194)    (15,120)    (52,678)   (14,945)     (3,930)
     Units transferred                          284,212         91,227      51,256     135,516     296,683     36,257       6,448
                                              ---------     -----------   ---------   ---------   ---------  ---------  ---------
Increase (decrease) in units outstanding      1,173,730        214,949     110,729     496,061   1,758,551    162,319      97,381
Beginning units                                 477,327        112,425      33,017     147,282     614,436     73,716      69,702
                                              ---------     -----------   ---------   ---------   ---------  ---------  ---------
Ending units                                  1,651,057        327,374     143,746     643,343   2,372,987    236,035     167,083
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                 137,606          4,785      37,775      34,145     287,599     18,695       9,290
     Units redeemed                             (14,172)        (1,605)     (5,159)     (1,553)    (26,177)    (6,481)     (1,062)
     Units transferred                           92,331         (2,120)     16,896      26,070     108,460      2,890      (6,695)
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding        215,765          1,060      49,512      58,662     369,882     15,104       1,533
Beginning units                                 262,216         66,688      42,556      27,080     361,907     37,002      10,826
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                    477,981         67,748      92,068      85,742     731,789     52,106      12,359
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0              0           0           0       1,650          0           0
     Units redeemed                                   0              0           0           0        (501)         0           0
     Units transferred                                0              0           0           0      26,814          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding              0              0           0           0      27,963          0           0
Beginning units                                       0              0           0           0       2,169          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                          0              0           0           0      30,132          0           0
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0              0           0           0           0          0           0
     Units redeemed                                   0              0           0           0           0          0           0
     Units transferred                                0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding              0              0           0           0           0          0           0
Beginning units                                       0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                          0              0           0           0           0          0           0
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0              0           0           0           0          0           0
     Units redeemed                                   0              0           0           0           0          0           0
     Units transferred                                0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding              0              0           0           0           0          0           0
Beginning units                                       0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                          0              0           0           0           0          0           0
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0              0           0           0           0          0           0
     Units redeemed                                   0              0           0           0           0          0           0
     Units transferred                                0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding              0              0           0           0           0          0           0
Beginning units                                       0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                          0              0           0           0           0          0           0
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  77,341         29,832      41,328      33,915     155,819     14,933       7,052
     Units redeemed                              (3,452)           (49)       (249)       (803)     (5,933)       (35)        (85)
     Units transferred                           33,397         15,053     154,951       2,132      42,014      8,880       9,636
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding        107,286         44,836     196,030      35,244     191,900     23,778      16,603
Beginning units                                  54,820          3,319       1,324       7,397     100,847      5,655       1,950
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                    162,106         48,155     197,354      42,641     292,747     29,433      18,553
                                              =========    ===========   =========   =========   =========  =========   =========

                                               Goldman                                            International  International
                                                Sachs      Growth-       Growth      High-Yield   Diversified       Growth
                                              Research     Income     Opportunities     Bond        Equities       & Income
                                              Portfolio   Portfolio    Portfolio      Portfolio     Portfolio      Portfolio
                                              (Class 3)   (Class 3)    (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                              ---------   ---------   -------------  -----------  ------------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:               0           0               0            0             0               0
     Units sold                                       0           0               0            0             0               0
     Units redeemed                                   0           0               0            0             0               0
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Increase (decrease) in units outstanding              0           0               0            0             0               0
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.72% (4):      59,820      54,906         135,390      309,387     1,388,881         305,643
     Units sold                                    (511)     (8,242)         (1,597)    (290,764)     (100,246)        (39,735)
     Units redeemed                              17,902      53,079          15,817       (3,383)      240,572         366,560
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                 77,211      99,743         149,610       15,240     1,529,207         632,468
Increase (decrease) in units outstanding         20,555      62,858          53,113      676,213       908,859         284,473
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                 97,766     162,601         202,723      691,453     2,438,066         916,941
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.77% (7):           0       5,685          38,286       51,231       237,141          33,431
     Units sold                                       0      (1,987)         (2,441)     (11,523)      (20,667)         (6,484)
     Units redeemed                                   0       4,595           5,958       23,012        82,027          42,040
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0       8,293          41,803       62,720       298,501          68,987
Increase (decrease) in units outstanding              0      40,091          71,725      148,009       271,169         112,450
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0      48,384         113,528      210,729       569,670         181,437
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.77% (2):           0           0               0            0             0               0
     Units sold                                       0           0               0            0             0               0
     Units redeemed                                   0           0               0            0             0               0
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Increase (decrease) in units outstanding              0           0               0            0             0               0
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.77% (3):           0           0               0            0             0               0
     Units sold                                       0           0               0            0             0               0
     Units redeemed                                   0           0               0            0             0               0
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Increase (decrease) in units outstanding              0           0               0            0             0               0
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.80%:               0           0               0            0             0               0
     Units sold                                       0           0               0            0             0               0
     Units redeemed                                   0           0               0            0             0               0
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Increase (decrease) in units outstanding              0           0               0            0             0               0
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.95%:               0           0               0            0             0               0
     Units sold                                       0           0               0            0             0               0
     Units redeemed                                   0           0               0            0             0               0
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Increase (decrease) in units outstanding              0           0               0            0             0               0
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.97% (4):           0      10,138          47,366       27,598       125,675          20,160
     Units sold                                       0        (194)           (589)        (588)       (6,021)           (265)
     Units redeemed                                 121      (1,088)        (14,263)       1,973        40,284           5,384
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                    121       8,856          32,514       28,983       159,938          25,279
Increase (decrease) in units outstanding            460       7,346           1,328       47,810       101,785          27,307
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                    581      16,202          33,842       76,793       261,723          52,586
Ending units                                  =========   =========   =============   ==========   ===========   =============

                                                               MFS
                                                          Massachusetts        MFS                     Putnam
                                               Marsico      Investors        Mid-Cap      MFS Total    Growth:      Real
                                                Growth        Trust           Growth       Return      Voyager     Estate
                                              Portfolio     Portfolio       Portfolio     Portfolio   Portfolio  Portfolio
                                              (Class 3)     (Class 3)       (Class 3)     (Class 3)   (Class 3)  (Class 3)
                                              ---------   -------------   -------------   ---------   ---------   ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 130,640         208,086         726,813     857,839      20,879     189,647
     Units redeemed                              (4,355)        (11,884)        (35,479)    (62,280)       (284)    (17,040)
     Units transferred                           28,130          37,567          32,963     106,391      (4,868)     (7,749)
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding        154,415         233,769         724,297     901,950      15,727     164,858
Beginning units                                  63,004         147,935         539,293     392,289      20,509     117,151
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                    217,419         381,704       1,263,590   1,294,239      36,236     282,009
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  74,697          52,538         109,404      87,772       1,462      56,339
     Units redeemed                             (14,057)         (4,902)        (30,609)    (10,129)       (284)     (5,226)
     Units transferred                           (6,442)         23,174           2,288     160,602      12,362      12,375
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding         54,198          70,810          81,083     238,245      13,540      63,488
Beginning units                                 290,269          81,535         329,389     198,694      14,803      86,289
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                    344,467         152,345         410,472     436,939      28,343     149,777
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   1,726          25,489          63,589      63,125       1,131      32,452
     Units redeemed                                (208)         (1,076)         (3,014)     (1,517)         (4)       (818)
     Units transferred                              420           2,567          15,570      23,241         219      (8,363)
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding          1,938          26,980          76,145      84,849       1,346      23,271
Beginning units                                   9,516          13,907          54,490      45,627       2,415       7,501
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                     11,454          40,887         130,635     130,476       3,761      30,772
                                              =========   =============   =============   =========   =========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                              Small & Mid  SunAmerica               Telecom    Worldwide                Emerging
                                               Cap Value    Balanced  Technology    Utility   High Income   Comstock     Growth
                                               Portfolio   Portfolio  Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                                (Class 3)  (Class 3)  (Class 3)    (Class 3)   (Class 3)   (Class II)  (Class II)
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0           0          0           0            0           0           0
     Units redeemed                                     0           0          0           0            0           0           0
     Units transferred                                  0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0          0           0            0           0           0
Beginning units                                         0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0           0          0           0            0           0           0
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                         0           0          0           0            0           0           0
     Units redeemed                                     0           0          0           0            0           0           0
     Units transferred                                  0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0          0           0            0           0           0
Beginning units                                         0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0           0          0           0            0           0           0
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 1,239,233     150,604    857,303           0            0   1,756,123     201,131
     Units redeemed                               (90,441)    (24,503)  (107,870)          0            0    (213,322)    (50,342)
     Units transferred                            469,290      20,369    (48,646)          0            0     935,540     (11,105)
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding        1,618,082     146,470    700,787           0            0   2,478,341     139,684
Beginning units                                 1,434,737     233,498  1,468,722           0            0   4,171,378   1,195,811
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                    3,052,819     379,968  2,169,509           0            0   6,649,719   1,335,495
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                    18,929           0          0           0            0     423,765      35,983
     Units redeemed                               (70,609)          0          0           0            0    (685,809)    (75,106)
     Units transferred                          1,199,824           0          0           0            0   2,819,204      36,569
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding        1,148,144           0          0           0            0   2,557,160      (2,554)
Beginning units                                   192,827           0          0           0            0   8,080,079   1,129,170
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                    1,340,971           0          0           0            0  10,637,239   1,126,616
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0           0          0           0            0           0           0
     Units redeemed                                     0           0          0           0            0           0           0
     Units transferred                                  0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0          0           0            0           0           0
Beginning units                                         0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0           0          0           0            0           0           0
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                   598,391      88,313    212,973         854        4,400     573,704      39,448
     Units redeemed                               (12,044)     (9,980)    (8,091)        (25)      (1,623)    (16,747)     (2,942)
     Units transferred                             92,862      15,561     61,147         (68)       7,452      84,751       7,793
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding          679,209      93,894    266,029         761       10,229     641,708      44,299
Beginning units                                   204,186      25,176     89,460       1,863        9,538     450,168      99,452
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                      883,395     119,070    355,489       2,624       19,767   1,091,876     143,751
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0           0          0           0            0           0           0
     Units redeemed                                     0           0          0           0            0           0           0
     Units transferred                                  0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0          0           0            0           0           0
Beginning units                                         0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0           0          0           0            0           0           0
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                         0           0          0           0            0       6,338           0
     Units redeemed                                     0           0          0           0            0      (4,167)          0
     Units transferred                                  0           0          0           0            0      34,284           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0          0           0            0      36,455           0
Beginning units                                         0           0          0           0            0      89,132           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0           0          0           0            0     125,587           0
                                              ===========  ========== ==========   =========  ===========  ==========  ==========

                                              Growth and             Conservative  Conservative
                                               Income     Balanced    Balanced       Growth       Equity Income    Flexible Income
                                              Portfolio   Portfolio   Portfolio     Portfolio          Fund           Portfolio
                                              (Class II)  (Class 1)   (Class 1)     (Class 1)       (Class 1)         (Class 1)
                                             ----------  ----------  ------------  ------------    -------------   ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0           0             0             0                0                 0
     Units redeemed                                   0           0             0             0                0                 0
     Units transferred                                0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding              0           0             0             0                0                 0
Beginning units                                       0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                          0           0             0             0                0                 0
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0     772,132        19,934       205,099           79,318           184,651
     Units redeemed                                   0    (761,205)      (81,369)     (258,018)        (104,275)         (323,699)
     Units transferred                                0   2,235,764       487,153       570,264          204,944           991,604
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding              0   2,246,691       425,718       517,345          179,987           852,556
Beginning units                                       0   6,791,743     1,109,847     3,102,160        1,611,820         2,262,614
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                          0   9,038,434     1,535,565     3,619,505        1,791,807         3,115,170
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.52% (1):
     Units sold                               3,218,491       7,040             0        11,154                0                 0
     Units redeemed                            (399,577)   (116,133)            0      (100,337)               0                 0
     Units transferred                        1,462,144      47,287             0       (81,190)               0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding      4,281,058     (61,806)            0      (170,373)               0                 0
Beginning units                               5,138,254   1,345,761             0     1,034,334                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                  9,419,312   1,283,955             0       863,961                0                 0
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 311,304           0             0             0                0                 0
     Units redeemed                            (491,554)          0             0             0                0                 0
     Units transferred                        1,564,681           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding      1,384,431           0             0             0                0                 0
Beginning units                               5,593,346           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                  6,977,777           0             0             0                0                 0
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0           0             0             0                0                 0
     Units redeemed                                   0           0             0             0                0                 0
     Units transferred                                0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding              0           0             0             0                0                 0
Beginning units                                       0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                          0           0             0             0                0                 0
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 807,972           0             0             0                0                 0
     Units redeemed                             (29,152)          0             0             0                0                 0
     Units transferred                          102,965           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding        881,785           0             0             0                0                 0
Beginning units                                 351,301           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                  1,233,086           0             0             0                0                 0
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0     239,776        25,164       136,771           22,755            52,358
     Units redeemed                                   0    (219,767)      (40,817)      (91,874)         (18,054)          (72,358)
     Units transferred                                0     713,566        88,314       252,486           12,714           154,354
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding              0     733,575        72,661       297,383           17,415           134,354
Beginning units                                       0   2,594,516       357,165     1,816,953          313,193           728,476
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                          0   3,328,091       429,826     2,114,336          330,608           862,830
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0           0             0             0                0                 0
     Units redeemed                                   0           0             0             0                0                 0
     Units transferred                                0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding              0           0             0             0                0                 0
Beginning units                                       0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                          0           0             0             0                0                 0
                                             ==========  ==========  ============  ============    =============   ===============

                                                                                      International    Mid Cap       Money
                                              Growth     Growth & Income   Income        Growth        Stock         Market
                                               Fund           Fund          Fund          Fund          Fund          Fund
                                             (Class 1)      (Class 1)     (Class 1)    (Class 1)      (Class 1)    (Class 1)
                                             ---------   ---------------  ---------   -------------   ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.40%:
     Units sold                                  4,370            24,806     13,348           7,999      12,229      300,309
     Units redeemed                            (14,216)          (46,347)  (121,128)         (1,120)    (24,632)     (63,557)
     Units transferred                          22,317           180,663     69,491          48,014     191,245     (218,192)
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding        12,471           159,122    (38,289)         54,893     178,842       18,560
Beginning units                                150,222           574,264  1,063,870          19,405     283,314      559,449
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                   162,693           733,386  1,025,581          74,298     462,156      578,009
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                    951            19,955        658               0           0       28,012
     Units redeemed                             (1,400)          (16,244)    (7,308)           (766)     (4,179)     (15,703)
     Units transferred                             568            (8,572)   (48,378)          2,156       1,422      (37,387)
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding           119            (4,861)   (55,028)          1,390      (2,757)     (25,078)
Beginning units                                 66,001           432,599    211,232           8,079      57,091      111,605
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                    66,120           427,738    156,204           9,469      54,334       86,527
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                              Small & Mid    SunAmerica               Telecom    Worldwide                Emerging
                                                Cap Value     Balanced  Technology    Utility   High Income   Comstock     Growth
                                                Portfolio    Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                                (Class 3)     (Class 3)  (Class 3)   (Class 3)   (Class 3)   (Class II)  (Class II)
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0             0          0           0            0       9,349           0
     Units redeemed                                     0             0          0           0            0        (549)          0
     Units transferred                                  0             0          0           0            0       3,923           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0             0          0           0            0      12,723           0
Beginning units                                         0             0          0           0            0      35,843           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0             0          0           0            0      48,566           0
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   995,154       132,283    388,368       3,086       10,411     821,757      87,667
     Units redeemed                               (28,103)       (9,334)   (24,694)         (9)     (24,692)    (47,288)     (7,623)
     Units transferred                            177,654        33,409    (37,174)     (1,317)      26,650     257,156        (483)
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding        1,144,705       156,358    326,500       1,760       12,369   1,031,625      79,561
Beginning units                                   368,369        90,194    215,592       1,991       16,266     614,411     159,665
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                    1,513,074       246,552    542,092       3,751       28,635   1,646,036     239,226
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                   178,310         7,745     69,315           0            0     162,633      21,503
     Units redeemed                               (24,290)       (1,351)   (18,704)          0            0     (68,024)    (26,711)
     Units transferred                             89,667         2,249    210,146           0            0     166,189      (6,266)
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding          243,687         8,643    260,757           0            0     260,798     (11,474)
Beginning units                                   282,420        46,635    223,801           0            0     776,438     238,273
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                      526,107        55,278    484,558           0            0   1,037,236     226,799
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     1,362             0          0           0            0      34,970       4,193
     Units redeemed                                  (801)            0          0           0            0     (27,151)       (995)
     Units transferred                             45,533             0          0           0            0     142,663      22,330
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding           46,094             0          0           0            0     150,482      25,528
Beginning units                                     2,048             0          0           0            0     482,806      75,718
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                       48,142             0          0           0            0     633,288     101,246
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0             0          0           0            0           0           0
     Units redeemed                                     0             0          0           0            0           0           0
     Units transferred                                  0             0          0           0            0           0           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0             0          0           0            0           0           0
Beginning units                                         0             0          0           0            0           0           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0             0          0           0            0           0           0
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                         0             0          0           0            0           0           0
     Units redeemed                                     0             0          0           0            0           0           0
     Units transferred                                  0             0          0           0            0           0           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0             0          0           0            0           0           0
Beginning units                                         0             0          0           0            0           0           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0             0          0           0            0           0           0
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                         0             0          0           0            0      49,323           0
     Units redeemed                                     0             0          0           0            0      (9,725)          0
     Units transferred                                  0             0          0           0            0     (31,371)          0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0             0          0           0            0       8,227           0
Beginning units                                         0             0          0           0            0     101,065           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0             0          0           0            0     109,292           0
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    89,711         7,514     63,801         483           75     144,456      23,531
     Units redeemed                                (3,332)          (81)    (2,838)          0          (30)     (7,711)       (226)
     Units transferred                             51,682         2,181     14,572           0          523      30,481      (1,066)
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding          138,061         9,614     75,535         483          568     167,226      22,239
Beginning units                                    65,785         1,846     21,043         610          393     148,948      25,451
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                      203,846        11,460     96,578       1,093          961     316,174      47,690
                                              ===========    ========== ==========   =========  ===========  ==========  ==========

                                              Growth $                Conservative Conservative
                                                Income     Balanced     Balanced       Growth       Equity Income   Flexible Income
                                              Portfolio    Portfolio    Portfolio    Portfolio           Fund          Portfolio
                                              (Class II)   (Class A)    (Class A)    (Class A)        (Class A)        (Class A)
                                              ----------   ---------  ------------  ------------    -------------   ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0             0             0                 0                0
     Units redeemed                                    0           0             0             0                 0                0
     Units transferred                                 0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding               0           0             0             0                 0                0
Beginning units                                        0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                           0           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                1,594,864           0             0             0                 0                0
     Units redeemed                              (72,357)          0             0             0                 0                0
     Units transferred                           170,565           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding       1,693,072           0             0             0                 0                0
Beginning units                                  773,882           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                   2,466,954           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  272,221       1,344             0         6,444                 0                0
     Units redeemed                              (56,177)    (21,355)            0       (13,959)                0                0
     Units transferred                            83,156       4,480             0           494                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding         299,200     (15,531)            0        (7,021)                0                0
Beginning units                                  747,351     273,852             0       156,675                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                   1,046,551     258,321             0       149,654                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                   28,746           0             0             0                 0                0
     Units redeemed                               (8,239)          0             0             0                 0                0
     Units transferred                            85,029           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding         105,536           0             0             0                 0                0
Beginning units                                  209,230           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                     314,766           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0             0             0                 0                0
     Units redeemed                                    0           0             0             0                 0                0
     Units transferred                                 0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding               0           0             0             0                 0                0
Beginning units                                        0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                           0           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.80%:
     Units sold                                        0      60,079        10,289        16,742            29,264            3,994
     Units redeemed                                    0    (221,161)      (32,278)      (45,147)          (37,909)        (124,964)
     Units transferred                                 0     519,410        (8,580)       52,295            63,310           32,864
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding               0     358,328       (30,569)       23,890            54,665          (88,106)
Beginning units                                        0   2,836,346       329,852     1,210,955           434,430          808,158
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                           0   3,194,674       299,283     1,234,845           489,095          720,052
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0             0             0                 0                0
     Units redeemed                                    0           0             0             0                 0                0
     Units transferred                                 0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding               0           0             0             0                 0                0
Beginning units                                        0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                           0           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  150,924           0             0             0                 0                0
     Units redeemed                               (6,194)          0             0             0                 0                0
     Units transferred                            34,847           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding         179,577           0             0             0                 0                0
Beginning units                                  138,630           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                     318,207           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============

                                                                                       International    Mid Cap       Money
                                                Growth    Growth & Income    Income        Growth        Stock        Market
                                                 Fund           Fund          Fund          Fund          Fund         Fund
                                              (Class A)      (Class A)     (Class A)     (Class A)     (Class A)    (Class A)
                                              ---------   ---------------  ---------   -------------   ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0            21,149          0               0           0            0
     Units redeemed                              (4,934)          (25,653)   (12,422)         (2,121)     (4,703)     (57,098)
     Units transferred                            2,523            27,850     30,767             304      46,604       15,262
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding         (2,411)           23,346     18,345          (1,817)     41,901      (41,836)
Beginning units                                  39,588           222,245    219,572           9,051      86,000      101,736
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                     37,177           245,591    237,917           7,234     127,901       59,900
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5. CHANGES IN UNITS OUTSTANDING(continued)

For the year ended December 31, 2004.

                                                                                              U.S.
                                                        Short Term    Small     Strategic  Government  West Coast
                                               REIT       Income    Cap Growth   Growth    Securities    Equity    Balanced
                                               Fund        Fund        Fund     Portfolio     Fund        Fund     Portfolio
                                             (Class 1)   (Class 1)   (Class 1)  (Class 1)   (Class 1)   (Class 1)  (Class 2)
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0           0           0          0           0           0          0
     Units redeemed                                  0           0           0          0           0           0          0
     Units transferred                               0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0           0           0          0
Beginning units                                      0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0          0           0           0          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                  6,773       7,724      20,476    129,692      13,327      58,024          0
     Units redeemed                             (1,148)    (53,306)     (5,373)   (82,403)   (183,651)    (60,031)         0
     Units transferred                          32,981     (15,046)     50,677    253,013    (528,066)    230,068          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding        38,606     (60,628)     65,780    300,302    (698,390)    228,061          0
Beginning units                                     13     490,699     155,493    650,628   2,361,580     749,108          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                    38,619     430,071     221,273    950,930   1,663,190     977,169          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0           0           0      6,025           0           0    457,915
     Units redeemed                                  0           0           0    (16,765)          0           0    (99,498)
     Units transferred                               0           0           0     23,895           0           0    385,442
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0     13,155           0           0    743,859
Beginning units                                      0           0           0    240,458           0           0    881,607
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0    253,613           0           0  1,625,466
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0           0           0          0           0           0          0
     Units redeemed                                  0           0           0          0           0           0          0
     Units transferred                               0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0           0           0          0
Beginning units                                      0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0          0           0           0          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0           0           0          0           0           0          0
     Units redeemed                                  0           0           0          0           0           0          0
     Units transferred                               0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0           0           0          0
Beginning units                                      0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0          0           0           0          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0           0           0          0           0           0          0
     Units redeemed                                  0           0           0          0           0           0          0
     Units transferred                               0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0           0           0          0
Beginning units                                      0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0          0           0           0          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0       1,583      10,815     44,888         820      14,020          0
     Units redeemed                                 (2)     (4,517)       (635)   (24,068)    (13,099)    (12,860)         0
     Units transferred                               0     (15,191)      3,150     59,123     (62,801)      6,505          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding            (2)    (18,125)     13,330     79,943     (75,080)      7,665          0
Beginning units                                     13      80,256      19,845    333,351     392,012     170,785          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                        11      62,131      33,175    413,294     316,932     178,450          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0           0           0          0           0           0  1,281,596
     Units redeemed                                  0           0           0          0           0           0   (490,818)
     Units transferred                               0           0           0          0           0           0  2,820,354
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0           0           0  3,611,132
Beginning units                                      0           0           0          0           0           0  5,308,097
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0          0           0           0  8,919,229
                                             =========  ==========  ==========  =========  ==========  ==========  =========

                                             Conservative  Conservative   Equity     Flexible              Growth
                                               Balanced       Growth      Income      Income    Growth    & Income    Income
                                               Portfolio     Portfolio     Fund     Portfolio    Fund       Fund       Fund
                                               (Class 2)     (Class 2)   (Class 2)  (Class 2)  (Class 2)  (Class 2)  (Class 2)
                                             ------------  ------------  ---------  ---------  ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0       431,457           0          0          0          0          0
     Units redeemed                                    0       (45,494)          0          0          0          0          0
     Units transferred                                 0       198,210           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0       584,173           0          0          0          0          0
Beginning units                                        0       465,978           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0     1,050,151           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                  343,666       560,780     159,951    669,622     29,027     44,290    103,235
     Units redeemed                             (110,486)     (134,768)    (77,607)  (296,825)   (17,754)   (27,481)  (220,363)
     Units transferred                           696,310       560,754     601,684  2,891,900      8,467     66,723    368,504
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding         929,490       986,766     684,028  3,264,697     19,740     83,532    251,376
Beginning units                                  728,848     1,639,836   1,058,224  3,743,642    103,137    285,233  2,589,597
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                   1,658,338     2,626,602   1,742,252  7,008,339    122,877    368,765  2,840,973
                                             ===========   ===========   =========  =========  =========  =========  =========

                                             International   Mid Cap     Money               Short Term
                                                Growth        Stock      Market     REIT       Income
                                                 Fund         Fund       Fund       Fund        Fund
                                              (Class 2)     (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                             -------------  ---------  ---------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                     5,283      31,120    594,849      5,690      17,161
     Units redeemed                                   (26)    (13,848)   (42,814)      (259)    (69,485)
     Units transferred                              9,129      62,924   (137,398)     6,706     129,330
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding           14,386      80,196    414,637     12,137      77,006
Beginning units                                    21,413     130,356    346,649          8     813,368
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                       35,799     210,552    761,286     12,145     890,374
                                             ============   =========  =========  =========  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

** For the period from August 4, 2003(inception) in December 31, 2003.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

          5. CHANGES IN UNITS OUTSTANDING (continued)

     For the year ended December 31, 2004.

                                                         Short Term                  Strategic                 West Coast
                                               REIT        Income   Small Cap Growth  Growth   U.S. Government   Equity   Balanced
                                               Fund         Fund         Fund        Portfolio Securities Fund    Fund    Portfolio
                                            (Class A) **  (Class A)    (Class A)     (Class A)    (Class A)     Class A)  (Class B)
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                      0          0                0         0               0          0   362,740
       Units redeemed                                  0          0                0         0               0          0  (217,349)
       Units transferred                               0          0                0         0               0          0   553,046
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0   698,437
Beginning units                                        0          0                0         0               0          0 2,396,598
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0 3,095,035
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.72% (4):
       Units sold                                      0          0                0         0               0          0         0
       Units redeemed                                  0          0                0         0               0          0         0
       Units transferred                               0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0         0
Beginning units                                        0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0         0
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.77% (7):
       Units sold                                      0          0                0         0               0          0    78,367
       Units redeemed                                  0          0                0    (7,549)              0          0    (8,100)
       Units transferred                               0          0                0    (2,906)              0          0    25,369
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0   (10,455)              0          0    95,636
Beginning units                                        0          0                0   114,663               0          0    99,844
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0   104,208               0          0   195,480
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.77% (2):
       Units sold                                      0          0                0         0               0          0         0
       Units redeemed                                  0          0                0         0               0          0         0
       Units transferred                               0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0         0
Beginning units                                        0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0         0
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.77% (3):
       Units sold                                      0          0                0         0               0          0         0
       Units redeemed                                  0          0                0         0               0          0         0
       Units transferred                               0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0         0
Beginning units                                        0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0         0
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.80%:
       Units sold                                      0          0                0    10,151               0      5,589         0
       Units redeemed                                (79)   (13,615)          (4,473)   (4,674)        (35,107)   (17,151)        0
       Units transferred                           2,811     (1,537)          17,987     9,119         (60,356)    14,086         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding           2,732    (15,152)          13,514    14,596         (95,463)     2,524         0
Beginning units                                       13    122,207           69,505   181,458         415,138    199,919         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                       2,745    107,055           83,019   196,054         319,675    202,443         0
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.95%:
       Units sold                                      0          0                0         0               0          0   108,902
       Units redeemed                                  0          0                0         0               0          0   (42,817)
       Units transferred                               0          0                0         0               0          0   170,376
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0   236,461
Beginning units                                        0          0                0         0               0          0   791,271
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0 1,027,732
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.97% (4):
       Units sold                                      0          0                0         0               0          0         0
       Units redeemed                                  0          0                0         0               0          0         0
       Units transferred                               0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0         0
Beginning units                                        0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0         0
                                            ============ ========== ================ ========= =============== ========== =========
                                             Conservative Conservative
                                               Balanced      Growth    Equity Income Flexible Income  Growth   Growth & Income
                                               Portfolio    Portfolio      Fund         Portfolio      Fund         Fund
                                               (Class B)    (Class B)    (Class B)      (Class B)    (Class B)    (Class B)
                                             ------------ ------------ ------------- --------------- --------- ---------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                  92,351      174,864        18,025         157,806       953           1,204
       Units redeemed                             (10,971)     (27,534)       (9,654)        (73,228)  (26,183)        (32,340)
       Units transferred                          148,257      172,969        32,902         227,688     6,820           9,217
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding          229,637      320,299        41,273         312,266   (18,410)        (21,919)
Beginning units                                   301,107      876,531       122,369         463,113    72,051          84,745
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                      530,744    1,196,830       163,642         775,379    53,641          62,826
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.72% (4):
       Units sold                                       0            0             0               0         0               0
       Units redeemed                                   0            0             0               0         0               0
       Units transferred                                0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0            0             0               0         0               0
Beginning units                                         0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0            0             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.77% (7):
       Units sold                                       0       24,722             0               0         0               0
       Units redeemed                                   0       (4,848)            0               0         0               0
       Units transferred                                0        2,556             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0       22,430             0               0         0               0
Beginning units                                         0       61,397             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0       83,827             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.77% (2):
       Units sold                                       0            0             0               0         0               0
       Units redeemed                                   0            0             0               0         0               0
       Units transferred                                0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0            0             0               0         0               0
Beginning units                                         0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0            0             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.77% (3):
       Units sold                                       0            0             0               0         0               0
       Units redeemed                                   0            0             0               0         0               0
       Units transferred                                0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0            0             0               0         0               0
Beginning units                                         0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0            0             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.80%:
       Units sold                                       0            0             0               0         0               0
       Units redeemed                                   0            0             0               0         0               0
       Units transferred                                0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0            0             0               0         0               0
Beginning units                                         0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0            0             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.95%:
       Units sold                                  49,493       36,378        65,434          20,815         0              13
       Units redeemed                              (1,410)     (43,843)      (20,865)        (10,174)     (790)        (15,369)
       Units transferred                           (4,828)      14,731        27,211          42,845    (4,148)         31,144
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding           43,255        7,266        71,780          53,486    (4,938)         15,788
Beginning units                                    78,689      529,868       282,614         273,450    22,069          93,495
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                      121,944      537,134       354,394         326,936    17,131         109,283
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.97% (4):
       Units sold                                       0            0             0               0         0               0
       Units redeemed                                   0            0             0               0         0               0
       Units transferred                                0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0            0             0               0         0               0
Beginning units                                         0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0            0             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
                                                       International                                         Short Term
                                               Income     Growth     Mid Cap Stock Money Market    REIT        Income
                                                Fund       Fund          Fund         Fund         Fund        Fund
                                             (Class B)   (Class B)     (Class B)    (Class B)   (Class B) ** (Class B)
                                             --------- ------------- ------------- ------------ ------------ ----------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                    0           201           391       70,225          190        392
       Units redeemed                         (27, 362)           (1)       (1,288)     (20,523)          (1)   (12,168)
       Units transferred                          (373)           (2)       13,308      (32,608)         406     57,303
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding       (27,735)          198        12,411       17,094          595     45,527
Beginning units                                305,417         5,378        32,945      160,005            9     88,392
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                   277,682         5,576        45,356      177,099          604    133,919
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.72% (4):
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.77% (7):
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.77% (2):
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.77% (3):
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.80%:
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.95%:
       Units sold                               20,497             0         2,301            0            0          0
       Units redeemed                           (8,672)         (528)       (5,638)      (1,174)          (1)    (2,034)
       Units transferred                       (53,028)            0        14,700      (18,317)          (4)     2,837
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding       (41,203)         (528)       11,363      (19,491)          (5)       803
Beginning units                                259,664         5,405        43,115       32,680            9     57,771
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                   218,461         4,877        54,478       13,189            4     58,574
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.97% (4):
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========

-----------------------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIBALE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                               Nations   Nations    Nations
                                                Small   Strategic       U.S.      West Coast    Asset    Capital  High Yield
                                             Cap Growth   Growth     Government     Equity   Allocation   Growth     Bond
                                                Fund    Portfolio Securities Fund    Fund     Portfolio Portfolio  Portfolio
                                              (Class 2) (Class 2)    (Class 2)     (Class 2)  (Class B) (Class B)  (Class B)
                                             ---------- --------- --------------- ---------- ---------- --------- ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                    0          0              0           0          0         0          0
      Units redeemed                                0          0              0           0          0         0          0
      Units transferred                             0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0          0         0          0
Beginning units                                     0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0          0         0          0
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.40%:
      Units sold                                    0          0              0           0          0         0          0
      Units redeemed                                0          0              0           0          0         0          0
      Units transferred                             0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0          0         0          0
Beginning units                                     0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0          0         0          0
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.52% (1):
      Units sold                                    0    141,368              0           0      9,875     9,741     56,679
      Units redeemed                                0     (8,814)             0           0     (1,408)      (27)    (9,077)
      Units transferred                             0     37,583              0           0     18,877   (77,891)    52,199
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0    170,137              0           0     27,344   (68,177)    99,801
Beginning units                                     0    196,663              0           0     50,082    68,177    154,070
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0    366,800              0           0     77,426         0    253,871
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.52% (2):
      Units sold                                    0          0              0           0          0         0          0
      Units redeemed                                0          0              0           0          0         0          0
      Units transferred                             0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0          0         0          0
Beginning units                                     0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0          0         0          0
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.52% (3):
      Units sold                                    0          0              0           0          0         0        402
      Units redeemed                                0          0              0           0    (15,696)        0    (37,123)
      Units transferred                             0          0              0           0      1,359   (28,637)   (15,736)
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0    (14,337)  (28,637)   (52,457)
Beginning units                                     0          0              0           0     69,329    28,637    257,932
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0     54,992         0    205,475
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.52% (4):
      Units sold                                    0          0              0           0          0         0    307,177
      Units redeemed                                0          0              0           0          0         0    (15,360)
      Units transferred                             0          0              0           0          0         0     13,893
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0          0         0    305,710
Beginning units                                     0          0              0           0          0         0    294,400
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0          0         0    600,110
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.55% (5):
      Units sold                                    0          0              0           0          0         0          0
      Units redeemed                                0          0              0           0          0         0          0
      Units transferred                             0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0          0         0          0
Beginning units                                     0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0          0         0          0
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.55% (6):
      Units sold                               16,102    213,120            791      56,017          0         0          0
      Units redeemed                          (20,723)   (22,777)       (71,431)    (67,814)         0         0          0
      Units transferred                        36,047    234,982       (356,916)    216,435          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding       31,426    425,325       (427,556)    204,638          0         0          0
Beginning units                               104,235    477,462      1,996,843     384,631          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                  135,661    902,787      1,569,287     589,269          0         0          0
                                              =======    =======      =========     =======     ======    ======    =======

                                                            Nations                            Nations
                                                Nations     Marsico   Nations     Nations      Marsico     Nations   Nations
                                             International  Focused   Marsico     Marsico   International   MidCap    Small
                                                 Value      Equities   Growth  21st Century Opportunities   Growth   Company
                                               Portfolio   Portfolio Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                                               (Class B)   (Class B) (Class B)   (Class B)    (Class B)   (Class B) (Class B)
                                             ------------- --------- --------- ------------ ------------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0           0        0            0            0         0          0
      Units redeemed                                   0           0        0            0            0         0          0
      Units transferred                                0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0           0        0            0            0         0          0
Beginning units                                        0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0           0        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.40%:
      Units sold                                       0           0        0            0            0         0          0
      Units redeemed                                   0           0        0            0            0         0          0
      Units transferred                                0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0           0        0            0            0         0          0
Beginning units                                        0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0           0        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.52% (1):
      Units sold                                       0     168,207   94,539        4,897      110,907    16,138     32,639
      Units redeemed                                   0     (26,407)  (8,298)        (148)      (9,775)   (9,364)    (5,458)
      Units transferred                                0     151,181  151,480       13,382       62,766    10,947     20,823
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0     292,981  237,721       18,131      163,898    17,721     48,004
Beginning units                                        0     371,681   89,757       13,568      119,127    59,773     66,927
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0     664,662  327,478       31,699      283,025    77,494    114,931
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.52% (2):
      Units sold                                       0           0        0            0            0         0          0
      Units redeemed                                   0           0        0            0            0         0          0
      Units transferred                                0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0           0        0            0            0         0          0
Beginning units                                        0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0           0        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.52% (3):
      Units sold                                     137       1,391        0            0          311       193        974
      Units redeemed                             (20,654)    (56,095) (19,468)      (1,413)      (6,064)  (25,222)   (27,529)
      Units transferred                           (8,416)    (14,598)  38,264       (2,045)      16,394   (18,276)    (2,989)
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding         (28,933)    (69,302)  18,796       (3,458)      10,641   (43,305)   (29,544)
Beginning units                                  203,775     434,732  207,726       52,461       52,559   149,788    218,509
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                     174,842     365,430  226,522       49,003       63,200   106,483    188,965
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.52% (4):
      Units sold                                      69     609,110        0            0            0         0          0
      Units redeemed                              (1,803)    (25,746)       0            0            0         0          0
      Units transferred                          (11,510)    216,821        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding         (13,244)    800,185        0            0            0         0          0
Beginning units                                   81,604     567,171        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                      68,360   1,367,356        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.55% (5):
      Units sold                                       0           0        0            0            0         0          0
      Units redeemed                                   0           0        0            0            0         0          0
      Units transferred                                0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0           0        0            0            0         0          0
Beginning units                                        0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0           0        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.55% (6):
      Units sold                                       0           0        0            0            0         0          0
      Units redeemed                                   0           0        0            0            0         0          0
      Units transferred                                0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0           0        0            0            0         0          0
Beginning units                                        0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0           0        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======

                                              Nations     Asset     Global                 Growth
                                               Value   Allocation   Growth     Growth      Income
                                             Portfolio    Fund       Fund       Fund        Fund
                                             (Class B)  (Class 2) (Class 2)   (Class 2)   (Class 2)
                                             --------- ---------- ---------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                    0          0          0           0           0
      Units redeemed                                0          0          0           0           0
      Units transferred                             0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0          0          0           0           0
Beginning units                                     0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0          0          0           0           0
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.40%:
      Units sold                                    0          0          0           0           0
      Units redeemed                                0          0          0           0           0
      Units transferred                             0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0          0          0           0           0
Beginning units                                     0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0          0          0           0           0
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
      Units sold                              126,503          0  2,015,405   3,457,349   4,000,916
      Units redeemed                          (12,577)         0   (115,333)   (288,810)   (343,088)
      Units transferred                        88,073          0  1,134,052   1,826,301   1,969,233
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding      201,999          0  3,034,124   4,994,840   5,627,061
Beginning units                               171,341          0  1,333,341   3,469,056   3,845,451
                                              -------  ---------  ---------  ----------  ----------
Ending units                                  373,340          0  4,367,465   8,463,896   9,472,512
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                    0    427,351    213,162     403,485     742,662
      Units redeemed                                0   (415,391)  (227,131)   (569,375)   (703,938)
      Units transferred                             0  2,747,991  2,545,673   4,135,249   5,341,801
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0  2,759,951  2,531,704   3,969,359   5,380,525
Beginning units                                     0  4,873,672  2,143,699   6,528,755   8,278,965
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0  7,633,623  4,675,403  10,498,114  13,659,490
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                  454          0          0           0           0
      Units redeemed                          (32,720)         0          0           0           0
      Units transferred                         5,587          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding      (26,679)         0          0           0           0
Beginning units                               155,985          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Ending units                                  129,306          0          0           0           0
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                    0          0    550,307   1,105,050   1,132,702
      Units redeemed                                0          0    (10,157)    (27,172)    (37,016)
      Units transferred                             0          0     81,313     111,162     215,114
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0          0    621,463   1,189,040   1,310,800
Beginning units                                     0          0    138,696     315,522     417,599
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0          0    760,159   1,504,562   1,728,399
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                    0          0          0           0           0
      Units redeemed                                0          0          0           0           0
      Units transferred                             0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0          0          0           0           0
Beginning units                                     0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0          0          0           0           0
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                    0          0          0           0           0
      Units redeemed                                0          0          0           0           0
      Units transferred                             0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0          0          0           0           0
Beginning units                                     0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0          0          0           0           0
                                              =======  =========  =========  ==========  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIBALE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                               Nations   Nations    Nations
                                                Small   Strategic                 West Coast    Asset    Capital  High Yield
                                             Cap Growth   Growth  U.S. Government   Equity   Allocation   Growth     Bond
                                                Fund    Portfolio Securities Fund    Fund     Portfolio Portfolio  Portfolio
                                              (Class B) (Class B)    (Class B)     (Class B)  (Class B) (Class B)  (Class B)
                                             ---------- --------- --------------- ---------- ---------- --------- ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                1,652     28,552             0       4,712           0         0          0
      Units redeemed                          (17,540)    (4,575)      (38,674)     (1,632)          0         0          0
      Units transferred                          (749)   (22,133)      (88,220)     19,456           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding      (16,637)     1,844      (126,894)     22,536           0         0          0
Beginning units                                35,940    116,745       453,237      70,860           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                   19,303    118,589       326,343      93,396           0         0          0
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.72% (4):
      Units sold                                    0          0             0           0           0         0    200,462
      Units redeemed                                0          0             0           0           0         0    (20,520)
      Units transferred                             0          0             0           0           0         0     29,139
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0          0             0           0           0         0    209,081
Beginning units                                     0          0             0           0           0         0    323,824
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0          0             0           0           0         0    532,905
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.77% (7):
      Units sold                                    0      2,284             0           0           0        12      3,314
      Units redeemed                                0       (226)            0           0          (1)       (5)      (266)
      Units transferred                             0      1,410             0           0          83    (4,252)     3,263
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0      3,468             0           0          82    (4,245)     6,311
Beginning units                                     0     26,179             0           0          51     4,245     11,170
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0     29,647             0           0         133         0     17,481
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                    0          0             0           0           0         0          0
      Units redeemed                                0          0             0           0           0         0          0
      Units transferred                             0          0             0           0           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0          0             0           0           0         0          0
Beginning units                                     0          0             0           0           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0          0             0           0           0         0          0
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                    0          0             0           0           0         0          0
      Units redeemed                                0          0             0           0        (423)     (140)    (5,563)
      Units transferred                             0          0             0           0        (581)   (5,164)    11,192
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0          0             0           0      (1,004)   (5,304)     5,629
Beginning units                                     0          0             0           0      14,204     5,304    122,074
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0          0             0           0      13,200         0    127,703
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.80%:
      Units sold                                    0          0             0           0           0         0          0
      Units redeemed                                0          0             0           0           0         0          0
      Units transferred                             0          0             0           0           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0          0             0           0           0         0          0
Beginning units                                     0          0             0           0           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0          0             0           0           0         0          0
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.95%:
      Units sold                                2,496     19,558             0       6,175           0         0          0
      Units redeemed                           (4,452)    (2,278)       (4,030)     (4,718)          0         0          0
      Units transferred                         3,458     21,389       (35,901)     (5,114)          0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding        1,502     38,669       (39,931)     (3,657)          0         0          0
Beginning units                                19,306     38,111       144,873      93,442           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                   20,808     76,780       104,942      89,785           0         0          0
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.97% (4):
      Units sold                                    0          0             0           0           0         0     23,537
      Units redeemed                                0          0             0           0           0         0     (3,224)
      Units transferred                             0          0             0           0           0         0     14,291
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0          0             0           0           0         0     34,604
Beginning units                                     0          0             0           0           0         0     76,896
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0          0             0           0           0         0    111,500
                                               ======    =======       =======      ======      ======     =====    =======

                                                            Nations                            Nations
                                                Nations     Marsico   Nations     Nations      Marsico     Nations   Nations
                                             International  Focused   Marsico     Marsico   International   MidCap    Small
                                                 Value      Equities   Growth  21st Century Opportunities   Growth   Company
                                               Portfolio   Portfolio Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                                               (Class B)   (Class B) (Class B)   (Class B)    (Class B)   (Class B) (Class B)
                                             ------------- --------- --------- ------------ ------------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                       0           0       0             0           0          0         0
      Units redeemed                                   0           0       0             0           0          0         0
      Units transferred                                0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding               0           0       0             0           0          0         0
Beginning units                                        0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                           0           0       0             0           0          0         0
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.72% (4):
      Units sold                                   8,422     688,997       0             0           0          0         0
      Units redeemed                              (5,696)    (37,213)      0             0           0          0         0
      Units transferred                          (12,599)    202,002       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding          (9,873)    853,786       0             0           0          0         0
Beginning units                                  212,187     812,121       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                     202,314   1,665,907       0             0           0          0         0
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.77% (7):
      Units sold                                       0      15,275   7,066             0       8,342          0     1,394
      Units redeemed                                   0        (495)   (106)           (7)        (92)        (3)     (102)
      Units transferred                                0       8,318   2,930          (637)      2,961      5,015     1,975
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding               0      23,098   9,890          (644)     11,211      5,012     3,267
Beginning units                                        0      11,251   6,744           916       7,071      4,127     4,725
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                           0      34,349  16,634           272      18,282      9,139     7,992
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                       0           0       0             0           0          0         0
      Units redeemed                                   0           0       0             0           0          0         0
      Units transferred                                0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding               0           0       0             0           0          0         0
Beginning units                                        0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                           0           0       0             0           0          0         0
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                       0         183     196             0           0          0         0
      Units redeemed                              (5,363)     (5,307) (6,195)         (845)       (103)    (1,748)   (2,433)
      Units transferred                           (1,654)      3,431   2,565         1,544       5,238    (14,291)   (1,119)
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding          (7,017)     (1,693) (3,434)          699       5,135    (16,039)   (3,552)
Beginning units                                   75,852     120,682  65,292        19,194      13,417     69,537    67,555
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                      68,835     118,989  61,858        19,893      18,552     53,498    64,003
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.80%:
      Units sold                                       0           0       0             0           0          0         0
      Units redeemed                                   0           0       0             0           0          0         0
      Units transferred                                0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding               0           0       0             0           0          0         0
Beginning units                                        0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                           0           0       0             0           0          0         0
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.95%:
      Units sold                                       0           0       0             0           0          0         0
      Units redeemed                                   0           0       0             0           0          0         0
      Units transferred                                0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding               0           0       0             0           0          0         0
Beginning units                                        0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                           0           0       0             0           0          0         0
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.97% (4):
      Units sold                                     941      81,603       0             0           0          0         0
      Units redeemed                              (3,226)     (7,811)      0             0           0          0         0
      Units transferred                           (2,751)     20,333       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding          (5,036)     94,125       0             0           0          0         0
Beginning units                                   90,569     167,823       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                      85,533     261,948       0             0           0          0         0
                                                 =======   =========  ======        ======      ======    =======    ======

                                              Nations     Asset     Global                 Growth
                                               Value   Allocation   Growth     Growth      Income
                                             Portfolio    Fund       Fund       Fund        Fund
                                             (Class B)  (Class 2) (Class 2)   (Class 2)  (Class 2)
                                             --------- ---------- ---------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                   0         0            0          0           0
      Units redeemed                               0         0            0          0           0
      Units transferred                            0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0         0            0          0           0
Beginning units                                    0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0         0            0          0           0
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                   0         0      899,852  1,706,096   1,944,861
      Units redeemed                               0         0      (19,256)   (52,043)    (85,303)
      Units transferred                            0         0      180,236    385,356     547,301
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0         0    1,060,832  2,039,409   2,406,859
Beginning units                                    0         0      254,227    698,642     880,667
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0         0    1,315,059  2,738,051   3,287,526
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.77% (7):
      Units sold                              11,941         0      203,175    344,405     426,321
      Units redeemed                            (138)        0      (24,195)   (31,610)    (55,463)
      Units transferred                        3,239         0      110,907    245,505     216,148
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding      15,042         0      289,887    558,300     587,006
Beginning units                                9,090         0      210,581    491,231     598,035
                                              ------   -------    ---------  ---------   ---------
Ending units                                  24,132         0      500,468  1,049,531   1,185,041
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                   0    35,910       22,287     32,289      55,933
      Units redeemed                               0    (8,867)      (2,833)   (12,897)    (12,659)
      Units transferred                            0   129,324       63,177    153,343     179,382
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0   156,367       82,631    172,735     222,656
Beginning units                                    0   210,925       79,226    207,087     358,531
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0   367,292      161,857    379,822     581,187
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                   0         0            0          0           0
      Units redeemed                          (2,900)        0            0          0           0
      Units transferred                        7,317         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding       4,417         0            0          0           0
Beginning units                               55,482         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Ending units                                  59,899         0            0          0           0
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.80%:
      Units sold                                   0         0            0          0           0
      Units redeemed                               0         0            0          0           0
      Units transferred                            0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0         0            0          0           0
Beginning units                                    0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0         0            0          0           0
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.95%:
      Units sold                                   0         0            0          0           0
      Units redeemed                               0         0            0          0           0
      Units transferred                            0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0         0            0          0           0
Beginning units                                    0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0         0            0          0           0
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                   0         0       70,821    153,988     206,331
      Units redeemed                               0         0       (4,387)    (5,233)     (6,229)
      Units transferred                            0         0       37,610     61,053      24,902
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0         0      104,044    209,808     225,004
Beginning units                                    0         0       45,864     95,468     142,894
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0         0      149,908    305,276     367,898
                                              ======   =======    =========  =========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

      5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                               Asset        Cash                     Growth-    High-Income
                                             Allocation   Management     Growth       Income        Bond
                                                Fund        Fund          Fund         Fund         Fund
                                             (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                             ---------    ---------    ---------    ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                 26,544        7,438       27,315       39,282       8,065
     Units redeemed                           (358,050)    (423,752)    (623,254)    (932,173)   (144,525)
     Units transferred                         102,338      241,573      (65,347)      (3,268)    (43,146)
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding      (229,168)    (174,741)    (661,286)    (896,159)   (179,606)
Beginning units                              2,234,477    1,126,006    4,054,456    5,502,001     888,085
                                             ---------    ---------    ---------    ---------    --------
Ending units                                 2,005,309      951,265    3,393,170    4,605,842     708,479
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.40%:
     Units sold                                    163            0           93          576           0
     Units redeemed                            (11,015)      (1,943)     (22,130)     (23,688)     (6,866)
     Units transferred                           5,004       (2,468)      (3,368)       5,772        (793)
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding        (5,848)      (4,411)     (25,405)     (17,340)     (7,659)
Beginning units                                 82,959        9,169      152,694      199,899      24,948
                                             ---------    ---------    ---------    ---------    --------
Ending units                                    77,111        4,758      127,289      182,559      17,289
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========

                                                                U.S.
                                                             Government/
                                                             AAA-Rated       Growth     Mid Cap
                                              International   Securities  and Income     Value
                                                  Fund          Fund       Portfolio   Portfolio
                                                (Class 3)     (Class 3)   (Class VC)   (Class VC)
                                              -------------  -----------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                   31,132          8,506            0           0
     Units redeemed                             (595,014)      (298,202)           0           0
     Units transferred                            49,358       (144,131)           0           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding        (514,524)      (433,827)           0           0
Beginning units                                3,592,749      1,784,257            0           0
                                               ---------      ---------    ---------   ---------
Ending units                                   3,078,225      1,350,430            0           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                      251              0            0           0
     Units redeemed                              (33,333)        (5,646)           0           0
     Units transferred                              (387)          (808)           0           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding         (33,469)        (6,454)           0           0
Beginning units                                  140,206         47,857            0           0
                                               ---------      ---------    ---------   ---------
Ending units                                     106,737         41,403            0           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0              0    1,393,380           0
     Units redeemed                                    0              0     (105,104)          0
     Units transferred                                 0              0      694,063           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0    1,982,339           0
Beginning units                                        0              0    1,897,911           0
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0    3,880,250           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0              0      398,403     292,213
     Units redeemed                                    0              0     (305,563)   (367,678)
     Units transferred                                 0              0    2,411,230   3,472,610
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0    2,504,070   3,397,145
Beginning units                                        0              0    4,373,549   3,582,951
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0    6,877,619   6,980,096
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0              0            0           0
     Units redeemed                                    0              0            0           0
     Units transferred                                 0              0            0           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0            0           0
Beginning units                                        0              0            0           0
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0            0           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0              0      312,278           0
     Units redeemed                                    0              0      (12,377)          0
     Units transferred                                 0              0       58,716           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0      358,617           0
Beginning units                                        0              0      103,542           0
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0      462,159           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0              0            0           0
     Units redeemed                                    0              0            0           0
     Units transferred                                 0              0            0           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0            0           0
Beginning units                                        0              0            0           0
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0            0           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0              0            0           0
     Units redeemed                                    0              0            0           0
     Units transferred                                 0              0            0           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0            0           0
Beginning units                                        0              0            0           0
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0            0           0
                                               =========      =========    =========   =========

(1)   Offered in Polaris Platinum, Polaris Protector, and

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5. CHANGES IN UNITS OUTSTANDING(continued)

For the year ended December 31, 2004.

                                                          Asset            Cash                        Growth-        High-Income
                                                       Allocation       Management       Growth         Income           Bond
                                                           Fund            Fund           Fund           Fund            Fund
                                                        (Class 3)        (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                                       ----------       ----------      ---------      ---------      -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.80%:
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.95%:
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========


                                                                          U.S.
                                                                       Government/
                                                                       AAA-Rated           Growth             Mid Cap
                                                  International        Securities         & Income             Value
                                                     Fund                 Fund           Portfolio           Portfolio
                                                    (Class 3)          (Class 3)         (Class VC)          (Class VC)
                                                  -------------        ----------        ----------          ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                  0                      0                   0
     Units redeemed                                     0                  0                      0                   0
     Units transferred                                  0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                      0                   0
Beginning units                                         0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                      0                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0                  0                695,197                   0
     Units redeemed                                     0                  0                (15,392)                  0
     Units transferred                                  0                  0                 76,976                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                756,781                   0
Beginning units                                         0                  0                204,693                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                961,474                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                         0                  0                114,935                   0
     Units redeemed                                     0                  0                (12,372)                  0
     Units transferred                                  0                  0                 88,028                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                190,591                   0
Beginning units                                         0                  0                235,120                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                425,711                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0                  0                 35,710              17,565
     Units redeemed                                     0                  0                 (5,866)             (6,012)
     Units transferred                                  0                  0                 85,838             119,093
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                115,682             130,646
Beginning units                                         0                  0                249,363             172,132
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                365,045             302,778
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0                  0                      0                   0
     Units redeemed                                     0                  0                      0                   0
     Units transferred                                  0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                      0                   0
Beginning units                                         0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                      0                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                         0                  0                      0                   0
     Units redeemed                                     0                  0                      0                   0
     Units transferred                                  0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                      0                   0
Beginning units                                         0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                      0                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                         0                  0                      0                   0
     Units redeemed                                     0                  0                      0                   0
     Units transferred                                  0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                      0                   0
Beginning units                                         0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                      0                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0                  0                 62,847                   0
     Units redeemed                                     0                  0                   (761)                  0
     Units transferred                                  0                  0                 16,754                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                 78,840                   0
Beginning units                                         0                  0                 32,421                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                111,261                   0
                                                  =============        ==========        ==========          ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6. UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2004, 2003, 2002 and 2001, follows:

                                       At December 31
        ------------------------------------------------------------------------
                                       Unit Fair Value
                                          Lowest to                 Net Assets
 Year             Units                Highest($)(15)                  ($)
-------------------------  -----------------------------------     -------------
Asset Allocation Portfolio (Class 1)
2004           17,122,617          22.12     to       22.33         382,278,134
2003           19,778,098          20.41     to       20.55         406,341,547
2002           22,596,627          16.88     to       16.95         383,026,126
2001           26,490,821          18.58     to       18.61         493,103,920

Capital Appreciation Portfolio (Class 1)
2004           24,027,428           9.67     to       36.11 (16)    851,237,491
2003           27,625,806           9.02     to       33.60 (16)    911,917,258
2002           30,996,689           6.67     to       25.79         788,499,972
2001           37,971,758           8.75     to       33.86       1,282,089,364

Government and Quality Bond Portfolio (Class 1)
2004           21,889,014          11.48     to       16.97         368,063,059
2003           28,398,316          11.30     to       16.66         469,029,141
2002           38,452,613          11.22     to       16.50         630,595,043
2001           32,076,434          10.44     to       15.33         490,147,870

Growth Portfolio (Class 1)
2004           12,878,108          28.86     to       29.14         375,237,336
2003           14,192,988          26.50     to       26.69         378,795,802
2002           15,679,505          20.76     to       20.86         327,038,132
2001           18,606,872          27.14     to       27.21         506,246,265

Natural Resources Portfolio (Class 1)
2004            4,139,858          27.13     to       27.41         113,436,088
2003            4,047,710          22.09     to       22.25          90,042,277
2002            4,559,166          15.22     to       15.29          69,713,852
2001            3,952,336          14.29     to       14.33          56,619,278

Asset Allocation Portfolio (Class 2)
2004              829,438          21.93     to       22.22          18,384,242
2003              622,230          20.30     to       20.48          12,717,893
2002              357,271          16.85     to       16.92           6,038,100
2001               31,423          18.61     to       18.64             584,782

Capital Appreciation Portfolio (Class 2)
2004            3,423,701          35.95     to       36.04 (16)    123,237,079
2003            2,994,700          33.65     to       33.54 (16)    100,495,406
2002            2,179,813          25.62     to       26.45          56,271,844
2001              407,543          33.79     to       34.85          13,819,885

Government and Quality Bond Portfolio (Class 2)
2004            7,672,011          16.70     to       16.91         129,395,172
2003            7,704,078          16.49     to       16.63         127,810,283
2002            5,891,482          16.43     to       16.49          96,976,031
2001            1,017,252          15.32     to       15.35          15,586,265

Growth Portfolio (Class 2)
2004            2,657,729          28.73     to       29.04          77,079,482
2003            2,210,630          26.47     to       26.64          58,824,652
2002            1,397,633          20.78     to       20.85          29,117,918
2001              278,150          27.22     to       27.27           7,573,659

Natural Resources Portfolio (Class 2)
2004              781,704          27.02     to       27.38          21,312,223
2003              565,717          22.07     to       22.26 (16)     12,549,472
2002              413,557          15.21     to       15.33           6,317,702
2001               52,020          14.31     to       14.37             745,701

Asset Allocation Portfolio (Class 3)
2004              539,411          21.94     to       22.13          11,903,503
2003              140,877          20.33     to       20.42           2,872,884
2002               15,141          16.89     to       16.90             255,785
2001                    -              -                  -                   -

                                   For the Year Ended December 31
                ----------------------------------------------------------------
                Expense Ratio    Investment            Total Return
                    Lowest         Income                Lowest to
 Year           to Highest (1)    Ratio(2)              Highest(3)
--------------  --------------   ----------  -----------------------------------
Asset Allocation Portfolio (Class 1)
2004             1.52% to 1.77%     2.75%      8.40%        to         8.67%
2003             1.52% to 1.77%     3.56%     20.90%        to        21.21%
2002             1.52% to 1.77%     3.58%     -9.16%        to        -8.94%
2001             1.52% to 1.77%     3.25%     -4.45%        to        -4.29%

Capital Appreciation Portfolio (Class 1)
2004             1.52% to 1.77%     0.00%      7.20%        to         7.47%
2003             1.52% to 1.77%     0.00%     29.93%        to        30.26%
2002             1.52% to 1.77%     0.00%    -24.02%        to       -23.83%
2001             1.52% to 1.77%     0.24%    -14.14%        to        -8.61%(7)

Government and Quality Bond Portfolio (Class 1)
2004             1.52% to 1.77%     4.58%      1.59%        to         1.85%
2003             1.52% to 1.77%     3.81%      0.72%        to         0.98%
2002             1.52% to 1.77%     3.87%      7.39%        to         7.66%
2001             1.52% to 1.77%     4.79%      4.44%(7)     to         5.31%

Growth Portfolio (Class 1)
2004             1.52% to 1.77%     0.56%      8.91%        to         9.18%
2003             1.52% to 1.77%     0.55%     27.64%        to        27.96%
2002             1.52% to 1.77%     0.36%    -23.53%        to       -23.34%
2001             1.52% to 1.77%     0.14%    -14.60%        to       -14.40%

Natural Resources Portfolio (Class 1)
2004             1.52% to 1.77%     0.75%     22.85%        to        23.16%
2003             1.52% to 1.77%     0.71%     45.13%        to        45.50%
2002             1.52% to 1.77%     0.84%      6.50%        to         6.75%
2001             1.52% to 1.77%     0.42%     -2.83%        to        -2.58%

Asset Allocation Portfolio (Class 2)
2004             1.52% to 1.97%     2.76%      8.01%        to         8.49%
2003             1.52% to 1.97%     3.91%     20.49%        to        21.03%
2002             1.52% to 1.97%     4.97%     -9.45%        to        -9.07%
2001             1.52% to 1.97%     2.99%     -0.21%(4)     to         2.32%(6)

Capital Appreciation Portfolio (Class 2)
2004             1.40% to 1.97%     0.00%      6.82%        to         7.44%
2003             1.40% to 1.97%     0.00%     29.48%        to        30.23%
2002             1.40% to 1.97%     0.00%    -24.30%        to       -23.88%
2001             1.40% to 1.97%     0.06%     -4.48%(4)     to         8.65%(6)

Government and Quality Bond Portfolio (Class 2)
2004             1.52% to 1.97%     4.66%      1.24%        to         1.70%
2003             1.52% to 1.97%     4.18%      0.37%        to         0.82%
2002             1.52% to 1.97%     4.32%      7.03%        to         7.49%
2001             1.52% to 1.97%     0.95%     -2.07%(6)     to         2.74%(4)

Growth Portfolio (Class 2)
2004             1.52% to 1.97%     0.46%      8.53%        to         9.02%
2003             1.52% to 1.97%     0.44%     27.20%        to        27.77%
2002             1.52% to 1.97%     0.29%    -23.68%        to       -23.45%
2001             1.52% to 1.97%     0.03%     -2.67%(4)     to         5.29%(6)

Natural Resources Portfolio (Class 2)
2004             1.52% to 1.97%     0.70%     22.43%        to        22.98%
2003             1.52% to 1.97%     0.62%     44.62%        to        45.26%
2002             1.52% to 1.97%     0.87%      6.18%        to         6.62%
2001             1.52% to 1.97%     0.07%     -2.34%(4)     to         8.19%(6)

Asset Allocation Portfolio (Class 3)
2004             1.52% to 1.97%     2.85%      7.90%        to         8.39%
2003             1.52% to 1.97%     4.32%     20.36%        to        20.93%
2002             1.52% to 1.97%     0.01%      4.65%(10)    to         4.70%(10)
2001                         -         -          -                       -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6. UNIT VALUES (Continued)

                                   At December 31
         -------------------------------------------------------------------
                                   Unit Fair Value
                                      Lowest to                 Net Assets
  Year             Units           Highest($)(15)                   ($)
---------------------------  ---------------------------     ---------------
Capital Appreciation Portfolio (Class 3)
2004             4,699,455   35.58       to        35.95       168,649,045
2003             1,741,037   33.33       to        33.53        58,331,792
2002               180,826   25.76       to        25.79         4,663,663
2001                     -       -                     -                 -

Government and Quality Bond Portfolio (Class 3)
2004            12,740,224   16.67       to        16.85       214,338,476
2003             6,769,120   16.48       to        16.59       112,179,625
2002               463,430   16.44       to        16.47         7,630,720
2001                     -       -                     -                 -

Growth Portfolio (Class 3)
2004             3,447,573   28.68       to        28.99        99,754,464
2003             1,346,317   26.45       to        26.61        35,799,120
2002               106,492   20.81       to        20.85         2,219,418
2001                     -       -                     -                 -

Natural Resources Portfolio (Class 3)
2004               779,599   26.93       to        27.23        21,183,866
2003               270,101   22.01       to        22.16         5,978,089
2002                11,546   15.23       to        15.27           176,176
2001                     -       -                     -                 -

Aggressive Growth Portfolio (Class 1)
2004             9,797,972    7.72       to        14.73       143,920,224
2003            11,780,987    6.73       to        12.81       150,483,074
2002            12,632,584    5.33       to        10.12       127,477,665
2001            17,733,281    7.21       to        13.65       241,620,812

Alliance Growth Portfolio (Class 1)
2004            25,978,046    7.89       to        29.08       749,771,483
2003            32,778,585    7.44       to        27.35       890,904,857
2002            39,641,359    6.02       to        22.08       870,617,516
2001            52,545,366    8.91       to        32.62     1,711,659,087

Blue Chip Growth  Portfolio (Class 1)
2004             4,146,996    5.94       to         7.29        25,017,804
2003             4,616,456    5.74       to         7.04        26,875,421
2002             3,857,145    4.64       to         5.67        18,110,737
2001             4,014,050    6.67       to         8.14        26,966,192

Cash Management Portfolio (Class 1)
2004            10,546,190    9.90       to        12.84       135,050,861
2003            13,706,050   10.00       to        12.93(16)   176,856,444
2002            23,596,133   10.08       to        13.04       307,141,194
2001            32,312,648   10.09       to        13.06       421,899,357

Corporate Bond Portfolio (Class 1)
2004            11,355,796   16.98       to        17.15       194,730,836
2003            13,408,143   16.18       to        16.30       218,565,601
2002            14,224,882   14.71       to        14.79       210,330,249
2001            15,499,812   13.93       to        13.97       216,560,752

Davis Venture Value Portfolio (Class 1)
2004            52,961,565   10.77       to        31.55     1,657,605,750
2003            60,656,992    9.66       to        28.22     1,699,121,533
2002            68,157,742    7.39       to        21.52     1,458,372,495
2001            81,252,137    9.03       to        26.25     2,129,293,163

"Dogs" of Wall Street Portfolio (Class 1)
2004             6,929,443   11.27       to        11.38        78,877,465
2003             8,147,568   10.47       to        10.54        85,890,387
2002            10,094,981    8.88       to         8.92        90,030,864
2001             9,927,869    9.67       to         9.69        96,213,062

Emerging Markets Portfolio (Class 1)
2004             7,976,447   10.92       to        16.51        88,049,372
2003             9,111,544    8.92       to        13.46        82,029,038
2002             9,646,840    5.95       to         8.96        57,748,534
2001            10,117,883    6.52       to         9.79        66,192,705

                                For the Year Ended December 31

            Expense Ratio      Investment             Total Return
              Lowest             Income                 Lowest to
  Year      to Highest(1)       Ratio (2)              Highest (3)
-------- ------------------  --------------  --------------------------------
Capital Appreciation Portfolio (Class 3)
2004        1.52% to 1.97%        0.00%        6.73%        to      7.20%
2003        1.52% to 1.97%        0.00%       29.41%        to     29.99%
2002        1.52% to 1.97%        0.00%        6.51%(10)    to      6.67% (10)
2001                    -            -            -                    -

Government and Quality Bond Portfolio (Class 3)
2004        1.52% to 1.97%        4.92%        1.14%        to      1.60%
2003        1.52% to 1.97%        5.05%        0.26%        to      0.71%
2002        1.52% to 1.97%        0.00%        0.41%(10)    to      0.62% (10)
2001                    -            -            -                    -

Growth Portfolio (Class 3)
2004        1.52% to 1.97%        0.39%        8.43%        to      8.91%
2003        1.52% to 1.97%        0.45%       27.09%        to     27.66%
2002        1.52% to 1.97%        0.00%        7.18%(10)    to      7.37% (10)
2001                    -            -            -                    -

Natural Resources Portfolio (Class 3)
2004        1.52% to 1.97%        0.62%       22.34%        to     22.88%
2003        1.52% to 1.97%        0.69%       44.51%        to     45.11%
2002        1.52% to 1.97%        0.00%       10.75%(10)    to     11.05% (10)
2001                    -            -            -                    -

Aggressive Growth Portfolio (Class 1)
2004        1.52% to 1.77%        0.00%       14.73%        to     15.02%
2003        1.52% to 1.77%        0.00%       26.21%        to     26.52%
2002        1.52% to 1.77%        0.27%      -26.02%        to    -25.83%
2001        1.52% to 1.77%        0.37%      -32.85%        to    -32.71%

Alliance Growth Portfolio (Class 1)
2004        1.52% to 1.77%        0.30%        6.05%        to      6.31%
2003        1.52% to 1.77%        0.25%       23.61%        to     23.92%
2002        1.52% to 1.77%        0.25%      -32.50%        to    -32.32%
2001        1.52% to 1.77%        0.00%      -15.50%        to     -8.58%

Blue Chip Growth  Portfolio (Class 1)
2004        1.52% to 1.77%        0.15%        3.39%        to      3.65%
2003        1.52% to 1.77%        0.18%       23.80%        to     24.11%
2002        1.52% to 1.77%        0.26%      -30.53%        to    -30.35%
2001        1.52% to 1.77%        0.07%      -22.20%        to    -21.91%

Cash Management Portfolio (Class 1)
2004        1.52% to 1.77%        0.76%       -0.95%        to     -0.70%
2003        1.52% to 1.77%        1.86%       -1.10%        to     -0.85%
2002        1.52% to 1.77%        3.10%       -0.44%        to     -0.16%
2001        1.52% to 1.77%        4.50%        0.93%        to      2.10%

Corporate Bond Portfolio (Class 1)
2004        1.52% to 1.77%        4.89%        4.95%        to      5.21%
2003        1.52% to 1.77%        5.82%        9.98%        to     10.25%
2002        1.52% to 1.77%        6.10%        5.57%        to      5.84%
2001        1.52% to 1.77%        6.22%        5.63%        to      5.93%

Davis Venture Value Portfolio (Class 1)
2004        1.52% to 1.77%        0.85%       11.52%        to     11.80%
2003        1.52% to 1.77%        0.86%       30.78%        to     31.11%
2002        1.52% to 1.77%        0.57%      -18.20%        to    -17.99%
2001        1.52% to 1.77%        0.49%      -12.90%        to     -8.72%

"Dogs" of Wall Street Portfolio (Class 1)
2004        1.52% to 1.77%        2.26%        7.70%        to      7.97%
2003        1.52% to 1.77%        2.62%       17.92%        to     18.21%
2002        1.52% to 1.77%        1.78%       -8.19%        to     -7.97%
2001        1.52% to 1.77%        2.31%        5.98%        to      6.24%

Emerging Markets Portfolio (Class 1)
2004        1.52% to 1.77%        1.04%       22.32%        to     22.63%
2003        1.52% to 1.77%        0.00%       49.91%        to     50.30%
2002        1.52% to 1.77%        0.24%       -8.77%        to     -8.55%
2001        1.52% to 1.77%        0.26%       -3.43%        to     -3.19%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

6. UNIT VALUES (Continued)


                                 At December 31
         -----------------------------------------------------------
                                 Unit Fair Value
                                    Lowest to          Net Assets
  Year             Units         Highest($)(15)            ($)
---------------------------  ----------------------  ---------------
Federated American Leaders Portfolio (Class 1)
    2004         8,953,274    17.42     to    17.60    157,581,658
    2003        10,581,822    16.14     to    16.26    172,085,602
    2002        12,667,279    12.87     to    12.94    163,949,976
    2001        13,604,653    16.33     to    16.38    222,847,450

Global Bond Portfolio (Class 1)
    2004         4,872,325    11.11     to    17.09     82,766,021
    2003         5,769,975    10.88     to    16.69     95,804,408
    2002         6,716,447    10.69     to    16.36    109,483,943
    2001         7,912,911    10.27     to    15.68    123,904,152

Global Equities Portfolio (Class 1)
    2004        10,797,429     7.86     to    17.28    185,921,956
    2003        13,408,682     7.16     to    15.69    209,702,594
    2002        16,209,158     5.76     to    12.59    203,550,069
    2001        21,219,039     8.01     to    17.47    370,629,037

Goldman Sachs Research Portfolio (Class 1)
    2004         2,722,190     6.90     to     6.97     18,976,094
    2003         3,464,986     6.22     to     6.27     21,703,835
    2002         4,749,984     5.05     to     5.08     24,126,826
    2001         3,841,206     7.15     to     7.17     27,549,026

Growth-Income Portfolio (Class 1)
    2004        24,966,616     8.90     to    28.34    699,908,679
    2003        30,394,384     8.12     to    25.80    776,995,860
    2002        36,398,814     6.58     to    20.85    753,004,518
    2001        45,788,298     8.50     to    26.85  1,225,678,038

Growth Opportunities Portfolio (Class 1)
    2004         3,801,186     4.74     to     4.79     18,188,614
    2003         6,188,391     4.55     to     4.58     28,319,772
    2002         3,695,364     3.43     to     3.44     12,720,943
    2001         5,524,912     5.80     to     5.81     32,083,452

High-Yield Bond Portfolio (Class 1)
    2004        13,555,787    17.25     to    17.40    235,859,948
    2003        17,536,682    14.95     to    15.04    263,751,824
    2002        16,641,423    11.56     to    11.61    193,154,934
    2001        17,458,607    12.49     to    12.51    218,429,272

International Diversified Equities Portfolio (Class 1)
    2004        14,219,830    10.58     to    10.69    151,934,480
    2003        16,924,576     9.25     to     9.31    157,610,826
    2002        17,884,949     7.14     to     7.17    128,306,550
    2001        21,181,173    10.16     to    10.20    215,943,512

International Growth and Income Portfolio (Class 1)
    2004        16,230,640     9.54     to    13.43    217,669,286
    2003        17,140,775     8.04     to    11.28    193,131,037
    2002        19,479,623     5.97     to     8.37    162,880,210
    2001        22,262,098     7.69     to    10.74    239,094,318

Marsico Growth Portfolio (Class 1)
    2004         6,278,390    10.36     to    10.47     65,643,534
    2003         7,828,738     9.48     to     9.55     74,743,943
    2002         6,107,627     7.41     to     7.45     45,471,818
    2001         1,513,677     8.50     to     8.52     12,891,866

MFS Massachusetts Investors Trust Portfolio (Class 1)
    2004         9,734,051     9.02     to    19.86    192,713,777
    2003        11,732,320     8.21     to    18.03    210,872,350
    2002        13,381,250     6.82     to    14.94    199,506,403
    2001        15,694,164     8.79     to    19.20    301,165,214

MFS Mid-Cap Growth Portfolio (Class 1)
    2004        14,652,379     6.26     to    10.61    154,117,911
    2003        17,207,140     5.58     to     9.44    161,264,715
    2002        15,867,361     4.14     to     6.98    110,093,400
    2001        20,963,212     7.98     to    13.42    280,925,844

                          For the Year Ended December 31

            Expense Ratio      Investment           Total Return
               Lowest            Income              Lowest to
  Year      to Highest(1)       Ratio(2)             Highest(3)
--------- -----------------  -------------- ----------------------------
Federated American Leaders Portfolio (Class 1)
    2004    1.52% to 1.77%      1.39%         7.97%      to      8.23%
    2003    1.52% to 1.77%      1.56%        25.34%      to     25.65%
    2002    1.52% to 1.77%      1.05%       -21.18%      to    -20.98%
    2001    1.52% to 1.77%      1.34%        -4.08%      to     -3.81%

Global Bond Portfolio (Class 1)
    2004    1.52% to 1.77%      0.00%         2.14%      to      2.40%
    2003    1.52% to 1.77%      0.00%         1.74%      to      2.00%
    2002    1.52% to 1.77%      1.63%         4.09%      to      4.36%
    2001    1.52% to 1.77%      9.05%         2.71%(7)   to      3.43%

Global Equities Portfolio (Class 1)
    2004    1.52% to 1.77%      0.30%         9.91%      to     10.18%
    2003    1.52% to 1.77%      0.27%        24.31%      to     24.62%
    2002    1.52% to 1.77%      0.00%       -28.13%      to    -27.95%
    2001    1.52% to 1.77%      0.09%       -19.91%(7)   to    -19.31%

Goldman Sachs Research Portfolio (Class 1)
    2004    1.52% to 1.77%      0.00%        11.03%      to     11.31%
    2003    1.52% to 1.77%      0.00%        23.03%      to     23.34%
    2002    1.52% to 1.77%      0.00%       -29.35%      to    -29.17%
    2001    1.52% to 1.77%      0.00%       -26.51%      to    -26.32%

Growth-Income Portfolio (Class 1)
    2004    1.52% to 1.77%      0.67%         9.58%      to      9.85%
    2003    1.52% to 1.77%      0.97%        23.44%      to     23.75%
    2002    1.52% to 1.77%      0.81%       -22.53%      to    -22.34%
    2001    1.52% to 1.77%      0.73%       -17.38%      to    -14.85%

Growth Opportunities Portfolio (Class 1)
    2004    1.52% to 1.77%      0.00%         4.31%      to      4.57%
    2003    1.52% to 1.77%      0.00%        32.60%      to     32.94%
    2002    1.52% to 1.77%      0.00%       -40.86%      to    -40.71%
    2001    1.52% to 1.77%      0.01%       -34.33%      to    -34.23%

High-Yield Bond Portfolio (Class 1)
    2004    1.52% to 1.77%      8.58%        15.40%      to     15.69%
    2003    1.52% to 1.77%      7.24%        29.25%      to     29.58%
    2002    1.52% to 1.77%     13.87%        -7.40%      to     -7.23%
    2001    1.52% to 1.77%     11.93%        -5.94%      to     -5.78%

International Diversified Equities Portfolio (Class 1)
    2004    1.52% to 1.77%      1.88%        14.45%      to     14.73%
    2003    1.52% to 1.77%      4.68%        29.49%      to     29.81%
    2002    1.52% to 1.77%      0.00%       -29.74%      to    -29.63%
    2001    1.52% to 1.77%      0.00%       -25.36%      to    -25.11%

International Growth and Income Portfolio (Class 1)
    2004    1.52% to 1.77%      1.24%        18.74%      to     19.04%
    2003    1.52% to 1.77%      1.46%        34.52%      to     34.87%
    2002    1.52% to 1.77%      0.40%       -22.32%      to    -22.12%
    2001    1.52% to 1.77%      0.30%       -23.60%      to    -22.98%

Marsico Growth Portfolio (Class 1)
    2004    1.52% to 1.77%      0.00%         9.30%      to      9.57%
    2003    1.52% to 1.77%      0.00%        27.94%      to     28.26%
    2002    1.52% to 1.77%      0.01%       -12.82%      to    -12.60%
    2001    1.52% to 1.77%      0.08%       -15.02%      to    -14.79%

MFS Massachusetts Investors Trust Portfolio (Class 1)
    2004    1.52% to 1.77%      0.79%         9.90%      to     10.18%
    2003    1.52% to 1.77%      0.84%        20.34%      to     20.64%
    2002    1.52% to 1.77%      1.11%       -22.39%      to    -22.17%
    2001    1.52% to 1.77%      0.58%       -17.50%      to     -7.18%

MFS Mid-Cap Growth Portfolio (Class 1)
    2004    1.52% to 1.77%      0.00%        12.09%      to     12.37%
    2003    1.52% to 1.77%      0.00%        34.83%      to     35.17%
    2002    1.52% to 1.77%      0.00%       -48.10%      to    -47.97%
    2001    1.52% to 1.77%      0.00%       -23.98%      to    -20.12%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6. UNIT VALUES (Continued)

                                    At December 31
                -----------------------------------------------------
                                    Unit Fair Value
                                       Lowest to          Net Assets
     Year               Units       Highest($)(15)            ($)
---------------------------------------------------------------------
MFS Total Return Portfolio (Class 1)
2004                 22,025,002   11.59   to    25.10     547,419,678
2003                 24,019,322   10.60   to    22.89     544,742,108
2002                 24,289,315    9.23   to    19.89     479,330,975
2001                 19,913,267    9.88   to    21.22     421,206,266

Putnam Growth: Voyager Portfolio (Class 1)
2004                 11,438,565    7.14   to    17.47     198,871,321
2003                 14,141,346    6.92   to    16.90     237,882,292
2002                 17,446,637    5.68   to    13.83     240,404,541
2001                 22,851,433    7.86   to    19.10     435,653,875

Real Estate Portfolio (Class 1)
2004                  7,121,147   21.15   to    21.36     152,120,150
2003                  7,594,788   16.00   to    16.12     122,416,709
2002                  7,757,007   11.80   to    11.86      91,995,250
2001                  7,172,931   11.31   to    11.34      81,333,161

SunAmerica Balanced Portfolio (Class 1)
2004                 12,147,521    8.36   to    14.96     181,055,953
2003                 14,668,068    7.97   to    14.23     207,974,333
2002                 17,233,212    7.04   to    12.55     215,613,157
2001                 22,518,749    8.45   to    15.02     337,548,695

Technology Portfolio (Class 1)
2004                 10,833,574    2.43   to     2.45      26,583,352
2003                 16,991,531    2.54   to     2.56      43,437,344
2002                  9,995,666    1.71   to     1.72      17,208,681
2001                 10,990,179    3.44   to     3.45      37,936,739

Telecom Utility Portfolio (Class 1)
2004                  3,533,027   11.51   to    11.62      41,052,332
2003                  3,944,574   10.03   to    10.10      39,854,376
2002                  5,230,584    8.60   to     8.64      45,179,776
2001                  6,068,713   11.48   to    11.50      69,815,226

Worldwide High Income Portfolio (Class 1)
2004                  3,683,254   18.60   to    18.75      69,072,552
2003                  4,418,403   17.31   to    17.40      76,886,755
2002                  4,663,547   13.99   to    14.03      65,426,237
2001                  5,597,800   14.28   to    14.30     80,044,651

Aggressive Growth Portfolio (Class 2)
2004                    886,233   14.49   to    14.64      12,961,719
2003                    925,407   12.67   to    12.75      11,789,546
2002                    620,800   10.06   to    10.11       6,262,412
2001                    147,824   13.62   to    13.66       2,014,020

Alliance Growth Portfolio (Class 2)
2004                  2,394,953   28.51   to    29.11      68,896,859
2003                  2,177,923   26.97   to    27.39(16)  59,042,861
2002                  1,682,633   21.84   to    22.11      36,882,888
2001                    415,951   32.40   to    32.74      13,496,477

Blue Chip Growth Portfolio (Class 2)
2004                  2,058,214    5.92   to     5.98      12,287,985
2003                  2,039,524    5.74   to     5.78      11,770,970
2002                  1,397,939    4.65   to     4.66       6,512,851
2001                    243,948    6.70   to     6.72       1,634,321

Cash Management Portfolio (Class 2)
2004                  3,787,733   12.65   to    12.78      48,330,416
2003                  3,696,208   12.83   to    12.89      47,588,977
2002                  3,342,561   12.99   to    13.02      43,487,340
2001                    871,255   13.06   to    13.09      11,379,221

Corporate Bond Portfolio (Class 2)
2004                  3,178,532   16.87   to    17.08      54,193,855
2003                  2,889,715   16.13   to    16.26      46,911,728
2002                  2,151,386   14.71   to    14.77      31,739,857
2001                    450,350   13.95   to    13.99       6,289,279

                                 For the Year Ended December 31

                      Expense Ratio   Investment            Total Return
                         Lowest         Income               Lowest to
     Year             to Highest(1)    Ratio(2)              Highest(3)
----------------   ----------------- ------------  --------------------------
MFS Total Return Portfolio (Class 1)
2004                 1.52% to 1.77%     0.19%         9.35%      to     9.63%
2003                 1.52% to 1.77%     4.31%        14.81%      to    15.10%
2002                 1.52% to 1.77%     1.99%        -6.52%      to    -6.28%
2001                 1.52% to 1.77%     2.16%        -1.23%(7)   to    -0.97%

Putnam Growth: Voyager Portfolio (Class 1)
2004                 1.52% to 1.77%     0.13%         3.16%      to     3.42%
2003                 1.52% to 1.77%     0.26%        21.84%      to    22.15%
2002                 1.52% to 1.77%     0.16%       -27.75%      to   -27.56%
2001                 1.52% to 1.77%     0.00%       -25.46%      to   -25.27%

Real Estate Portfolio
(Class 1)
2004                 1.52% to 1.77%     2.67%        32.21%      to    32.53%
2003                 1.52% to 1.77%     2.80%        35.57%      to    35.91%
2002                 1.52% to 1.77%     2.62%         4.35%      to     4.60%
2001                 1.52% to 1.77%     3.31%         4.15%      to     4.45%

SunAmerica Balanced Portfolio (Class 1)
2004                 1.52% to 1.77%     1.47%         4.90%      to     5.16%
2003                 1.52% to 1.77%     2.25%        13.10%      to    13.38%
2002                 1.52% to 1.77%     2.43%       -16.66%      to   -16.45%
2001                 1.52% to 1.77%     2.08%       -14.69%      to   -14.45%

Technology Portfolio (Class 1)
2004                 1.52% to 1.77%     0.00%        -4.24%      to    -4.00%
2003                 1.52% to 1.77%     0.00%        48.11%      to    48.49%
2002                 1.52% to 1.77%     0.00%       -50.24%      to   -50.12%
2001                 1.52% to 1.77%     0.00%       -48.54%      to   -48.41%

Telecom Utility Portfolio (Class 1)
2004                 1.52% to 1.77%     4.91%        14.73%      to    15.01%
2003                 1.52% to 1.77%     5.95%        16.69%      to    16.98%
2002                 1.52% to 1.77%     8.96%       -25.11%      to   -24.92%
2001                 1.52% to 1.77%     3.20%       -15.21%      to   -15.02%

Worldwide High Income Portfolio (Class 1)
2004                 1.52% to 1.77%     6.15%         7.50%      to     7.77%
2003                 1.52% to 1.77%     8.04%        23.73%      to    24.04%
2002                 1.52% to 1.77%    13.42%        -2.04%      to    -1.89%
2001                 1.52% to 1.77%    12.28%        -4.84%      to    -4.70%

Aggressive Growth Portfolio (Class 2)
2004                 1.52% to 1.97%     0.00%        14.33%      to    14.85%
2003                 1.52% to 1.97%     0.00%        25.77%      to    26.34%
2002                 1.52% to 1.97%     0.25%       -26.23%      to   -25.94%
2001                 1.52% to 1.97%     0.31%       -14.71%(4)   to     5.40%(6)

Alliance Growth Portfolio (Class 2)
2004                 1.40% to 1.97%     0.19%         5.68%      to     6.28%
2003                 1.40% to 1.97%     0.12%        23.17%      to    23.88%
2002                 1.40% to 1.97%     0.21%       -32.74%      to   -32.34%
2001                 1.40% to 1.97%     0.00%        -1.19%(4)   to     6.50%(6)

Blue Chip Growth Portfolio (Class 2)
2004                 1.52% to 1.97%     0.03%         3.03%      to     3.50%
2003                 1.52% to 1.97%     0.03%        23.38%      to    23.93%
2002                 1.52% to 1.97%     0.25%       -30.67%      to   -30.43%
2001                 1.52% to 1.97%     0.02%        -7.00%(4)   to     5.30%(6)

Cash Management Portfolio (Class 2)
2004                 1.52% to 1.97%     0.66%        -1.36%      to    -0.85%
2003                 1.52% to 1.97%     1.95%        -1.44%      to    -0.99%
2002                 1.52% to 1.97%     4.08%        -0.58%      to    -0.33%
2001                 1.52% to 1.97%     3.38%        -0.11%(6)   to     0.60%(4)

Corporate Bond Portfolio (Class 2)
2004                 1.52% to 1.97%     5.08%         4.58%      to     5.05%
2003                 1.52% to 1.97%     6.04%         9.59%      to    10.09%
2002                 1.52% to 1.97%     7.51%         5.26%      to     5.68%
2001                 1.52% to 1.97%     3.69%        -1.49%(6)   to     2.26%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6. UNIT VALUES (Continued)


                                    At December 31
                    -------------------------------------------------                    For the Year Ended December 31
                                    Unit Fair Value                    Expense Ratio   Investment       Total Return
                                       Lowest to           Net Assets     Lowest         Income           Lowest to
     Year             Units         Highest($)(15)           ($)       to Highest(1)    Ratio(2)          Highest(3)
------------------- ----------  ------------------------ ------------ ---------------  ---------- --------------------------
Davis Venture Value Portfolio (Class 2)
2004                6,279,634   30.97   to     31.57     196,647,275   1.40% to 1.97%    0.79%     11.14%     to   11.77%
2003                5,403,145   27.86   to     28.25     151,609,252   1.40% to 1.97%    0.79%     30.33%     to   31.07%
2002                3,842,144   21.38   to     21.55      82,379,784   1.40% to 1.97%    0.65%    -18.49%     to  -18.02%
2001                  728,887   26.17   to     26.29      19,095,419   1.40% to 1.97%    0.31%     -3.52%(4)  to    6.85%(6)

"Dogs" of Wall Street Portfolio (Class 2)
2004                1,799,526   11.24   to     11.35      20,381,063   1.52% to 1.97%    2.35%      7.33%     to    7.82%
2003                1,637,428   10.47   to     10.53(16)  17,206,833   1.52% to 1.97%    2.75%     17.51%     to   18.05%
2002                1,073,793    8.88   to      8.92       9,561,045   1.52% to 1.97%    2.11%     -8.44%     to   -8.11%
2001                  184,902    9.68   to      9.73       1,792,478   1.52% to 1.97%    1.75%      3.24%(4)  to    5.50%(6)

Emerging Markets Portfolio (Class 2)
2004                1,201,940   10.85   to     10.97      13,164,866   1.52% to 1.97%    1.01%     21.95%     to   22.51%
2003                  809,232    8.89   to      8.96       7,238,116   1.52% to 1.97%    0.00%     49.42%     to   50.10%
2002                  506,002    5.95   to      5.97       3,017,366   1.52% to 1.97%    0.21%     -9.06%     to   -8.69%
2001                   52,022    6.53   to      6.55         339,882   1.52% to 1.97%    0.19%      1.60%(4)  to   13.80%(6)

Federated American Leaders Portfolio (Class 2)
2004                1,184,869   17.30   to     17.52      20,723,558   1.52% to 1.97%    1.36%      7.58%     to    8.07%
2003                1,123,456   16.08   to     16.22      18,192,720   1.52% to 1.97%    1.44%     24.90%     to   25.47%
2002                1,090,646   12.88   to     12.94      14,085,458   1.52% to 1.97%    1.25%    -21.46%     to  -21.10%
2001                  241,270   16.38   to     16.42       3,951,705   1.52% to 1.97%    0.85%     -2.96%(4)  to    6.31%(6)

Foreign Value Portfolio (Class 2)
2004                3,958,903   14.37   to     14.72      58,239,499   1.52% to 1.97%    1.23%     17.57%     to   18.06%
2003                2,198,159   12.22   to     12.47      27,397,014   1.52% to 1.97%    0.23%     31.06%     to   32.58%
2002                  252,975    9.33   to      9.41       2,378,321   1.52% to 1.97%    0.80%     -6.73%(9)  to   -5.95%(9)
2001                        -                      -               -               -        -                          -

Global Bond Portfolio (Class 2)
2004                  823,892   16.83   to     16.99      13,981,610   1.52% to 1.97%    0.00%      1.78%     to    2.24%
2003                  745,800   16.53   to     16.62(16)  12,385,013   1.52% to 1.97%    0.00%      1.38%     to    1.84%
2002                  547,506   16.26   to     16.35       8,931,942   1.52% to 1.97%    1.93%      3.78%     to    4.21%
2001                  103,273   15.65   to     15.71       1,616,948   1.52% to 1.97%    5.31%     -2.42%(6)  to    1.30%(4)

Global Equities Portfolio (Class 2)
2004                  662,045   17.06   to     17.31(16)  11,374,003   1.40% to 1.97%    0.18%      9.52%     to   10.15%(17)
2003                  776,585   15.58   to     15.71(16)  12,131,779   1.40% to 1.97%    0.13%     23.85%     to   25.68%
2002                  675,854   12.52   to     12.84       8,490,769   1.40% to 1.97%    0.00%    -28.37%     to  -26.97%
2001                  111,493   17.45   to     17.58       1,947,764   1.40% to 1.97%    0.06%     -2.99%(4)  to    5.60%(6)

Goldman Sachs Research Portfolio (Class 2)
2004                  886,355    6.87   to      6.94       6,144,254   1.52% to 1.97%    0.00%     10.65%     to   11.15%
2003                  900,697    6.21   to      6.25       5,620,344   1.52% to 1.97%    0.00%     22.60%     to   23.15%
2002                  668,823    5.06   to      5.08       3,391,016   1.52% to 1.97%    0.00%    -29.55%     to  -29.27%
2001                  180,640    7.17   to      7.19       1,295,288   1.52% to 1.97%    0.00%    -11.50%(4)  to    5.60%(6)

Growth-Income Portfolio (Class 2)
2004                1,450,353   27.79   to     28.17      40,777,284   1.52% to 1.97%    0.56%      9.19%     to    9.68%
2003                1,602,731   25.45   to     25.68      41,110,089   1.52% to 1.97%    0.88%     23.00%     to   23.56%
2002                1,505,025   20.69   to     20.80      31,264,685   1.52% to 1.97%    0.94%    -22.79%     to  -22.45%
2001                  327,851   26.79   to     26.87       8,786,080   1.52% to 1.97%    0.51%     -7.22%(4)  to    3.90%(6)

Growth Opportunities Portfolio (Class 2)
2004                1,255,588    4.71   to      4.77       5,980,833   1.52% to 1.97%    0.00%      3.94%     to    4.42%
2003                1,395,231    4.53   to      4.57       6,367,640   1.52% to 1.97%    0.00%     32.16%     to   32.75%
2002                  834,258    3.43   to      3.44       2,869,011   1.52% to 1.97%    0.00%    -41.15%     to  -40.78%
2001                  123,688    5.80   to      5.83         718,699   1.52% to 1.97%    0.01%     -7.21%(4)  to    3.40%(6)

High-Yield Bond Portfolio (Class 2)
2004                2,367,479   17.10   to     17.32      40,928,981   1.52% to 1.97%    8.72%     14.90%     to   15.52%
2003                2,538,571   14.88   to     14.99      38,009,272   1.52% to 1.97%    8.15%     28.69%     to   29.39%
2002                1,340,413   11.55   to     11.60      15,518,738   1.52% to 1.97%   17.52%     -7.70%     to   -7.37%
2001                  235,422   12.49   to     12.53       2,942,789   1.52% to 1.97%    8.78%     -5.14%(4)  to    2.10%(6)

International Diversified Equities Portfolio (Class 2)
2004                4,272,814   10.53   to     10.64      45,428,670   1.52% to 1.97%    2.24%     14.05%     to   14.57%
2003                2,619,281    9.24   to      9.29(16)  24,319,719   1.52% to 1.97%    5.61%     29.00%     to   29.56%
2002                  879,770    7.14   to      7.18       6,307,073   1.52% to 1.97%    0.00%    -29.94%     to  -29.71%
2001                  116,592   10.17   to     10.22       1,188,206   1.52% to 1.97%    0.00%     -8.60%(4)  to   -0.80%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6.     UNIT VALUES (Continued)


                                       At December 31
                      -----------------------------------------------------              For the Year Ended December 31
                                       Unit Fair Value                        Expense Ratio  Investment       Total Return
                                          Lowest to             Net Assets      Lowest         Income          Lowest to
Year                    Units           Highest($)(15)             ($)        to Highest(1)   Ratio (2)        Highest(3)
--------------------- -----------  --------------------------- ------------  --------------- ---------- --------------------------
International Growth and Income Portfolio (Class 2)
2004                  2,366,670      13.28    to     13.39      31,636,685    1.52% to 1.97%    1.19%    18.33%    to   18.86%
2003                  2,129,196      11.22    to     11.26(16)  23,959,350    1.52% to 1.97%    1.44%    34.00%    to   34.65%
2002                  1,462,303       8.34    to      8.37      12,225,720    1.52% to 1.97%    0.60%   -22.39%    to  -22.21%
2001                    241,877      10.75    to     10.78       2,600,162    1.52% to 1.97%    0.25%    -5.50%(4) to    2.80%(6)

Marsico Growth Portfolio (Class 2)
2004                  4,341,358      10.34    to     10.41      45,145,301    1.52% to 1.77%    0.00%     9.13%    to    9.41%
2003                  4,183,255       9.47    to      9.52      39,773,101    1.52% to 1.77%    0.00%    27.75%    to   28.07%
2002                  2,376,309       7.42    to      7.43      17,649,384    1.52% to 1.77%    0.01%   -12.95%    to  -12.74%
2001                    346,654       8.51    to      8.52       2,952,250    1.52% to 1.77%    0.01%    -4.21%(4) to   -4.16%(4)

MFS Massachusetts Investors Trust Portfolio (Class 2)
2004                  1,445,629      19.62    to     19.79      28,561,412    1.52% to 1.97%    0.70%     9.51%    to   10.01%
2003                  1,390,220      17.92    to     17.99(16)  24,977,766    1.52% to 1.97%    0.76%    19.92%    to   20.46%
2002                    997,116      14.89    to     14.94      14,879,604    1.52% to 1.97%    0.91%   -22.49%    to  -22.30%
2001                    181,141      19.20    to     19.26       3,480,310    1.52% to 1.97%    0.45%    -5.01%(4) to    2.90%(6)

MFS Mid-Cap Growth Portfolio (Class 2)
2004                  5,169,271      10.42    to     10.61      54,442,777    1.40% to 1.97%    0.00%    11.70%    to   12.34%
2003                  4,898,757       9.33    to      9.45      46,004,828    1.40% to 1.97%    0.00%    34.36%    to   35.13%
2002                  3,209,988       6.94    to      6.99      22,343,790    1.40% to 1.97%    0.00%   -48.27%    to  -47.97%
2001                    591,666      13.40    to     13.45       7,931,301    1.40% to 1.97%    0.00%   -12.03%(4) to   11.90%(6)

MFS Total Return Portfolio (Class 2)
2004                  6,025,338      24.70    to     24.98     150,291,875    1.52% to 1.97%    0.18%     8.97%    to    9.46%
2003                  6,078,297      22.66    to     22.82     138,569,295    1.52% to 1.97%    4.35%    14.41%    to   14.93%
2002                  4,556,625      19.79    to     19.86      90,425,269    1.52% to 1.97%    2.27%    -6.82%    to   -6.42%
2001                    684,138      21.20    to     21.26      14,514,483    1.52% to 1.97%    1.09%     0.23%(4) to    2.40%(6)

Putnam Growth: Voyager Portfolio (Class 2)
2004                    541,745      17.15    to     17.37       9,396,286    1.52% to 1.97%    0.00%     2.80%    to    3.26%
2003                    644,422      16.69    to     16.82      10,831,524    1.52% to 1.97%    0.12%    21.42%    to   21.97%
2002                    611,191      13.74    to     13.81       8,426,746    1.52% to 1.97%    0.10%   -27.98%    to  -27.67%
2001                    139,498      19.07    to     19.11       2,660,083    1.52% to 1.97%    0.00%    -9.49%(4) to    3.91%(6)

Real Estate Portfolio (Class 2)
2004                  1,519,878      21.04    to     21.27      32,262,874    1.52% to 1.97%    2.65%    31.74%    to   32.34%
2003                  1,374,179      15.97    to     16.07(16)  22,054,813    1.52% to 1.97%    2.91%    35.10%    to   35.72%
2002                    933,200      11.79    to     11.86      11,040,704    1.52% to 1.97%    3.10%     3.94%    to    4.43%
2001                    104,989      11.32    to     11.37       1,189,761    1.52% to 1.97%    2.31%     0.69%(4) to    9.29%(6)

Small & Mid Cap Value Portfolio (Class 2)
2004                  2,898,416      15.62    to     15.80      45,740,841    1.52% to 1.97%    0.48%    15.63%    to   16.15%
2003                  1,551,964      13.51    to     13.60      21,094,074    1.52% to 1.97%    0.07%    33.78%    to   34.39%
2002                    287,057      10.10    to     10.12       2,903,981    1.52% to 1.97%    0.10%     0.98%(9) to    1.20%(9)
2001                          -                          -               -                -        -                        -

SunAmerica Balanced Portfolio (Class 2)
2004                  1,483,785      14.72    to     14.88      22,041,926    1.52% to 1.97%    1.36%     4.54%    to    5.01%
2003                  1,531,198      14.08    to     14.17      21,674,122    1.52% to 1.97%    2.28%    12.70%    to   13.21%
2002                  1,217,974      12.49    to     12.52      15,237,993    1.52% to 1.97%    3.22%   -16.90%    to  -16.58%
2001                    202,815      15.00    to     15.04       3,043,174    1.52% to 1.97%    1.53%    -3.98%(4) to    0.80%(6)

Technology Portfolio (Class 2)
2004                  4,237,386       2.41    to      2.45      10,328,998    1.40% to 1.97%    0.00%    -4.63%    to   -4.03%
2003                  4,358,848       2.53    to      2.55      11,093,203    1.40% to 1.97%    0.00%    47.63%    to   48.47%
2002                  2,064,209       1.71    to      1.72       3,544,791    1.40% to 1.97%    0.00%    -50.47    to  -50.17%
2001                    422,870       3.45    to      3.46       1,458,942    1.40% to 1.97%    0.00%   -14.15%(4) to    7.30%(6)

Telecom Utility Portfolio (Class 2)
2004                    278,545      11.50    to     11.57       3,216,118    1.52% to 1.77%    5.12%    14.56%    to   14.84%
2003                    229,929      10.04    to     10.08       2,314,354    1.52% to 1.77%    5.78%    16.52%    to   16.80%
2002                    249,887       8.61    to      8.63       2,154,956    1.52% to 1.77%   11.69%   -25.21%    to  -25.03%
2001                     74,892      11.51    to     11.52        862,020     1.52% to 1.77%    2.63%    -10.43%(4) to  -10.36%(4)

Worldwide High Income Portfolio (Class 2)
2004                    398,777      18.50    to     18.66       7,429,844    1.52% to 1.77%    6.39%     7.34%    to    7.61%
2003                    348,406      17.23    to     17.34       6,035,724    1.52% to 1.77%    8.00%    23.55%    to   23.86%
2002                    185,985      13.95    to     14.00       2,601,584    1.52% to 1.77%   14.25%    -2.36%    to   -2.11%
2001                     47,815      14.29    to     14.30         683,342    1.52% to 1.77%    2.99%    -1.40%(4) to   -1.31%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


6.     UNIT VALUES (Continued)


                                 At December 31                                   For the Year Ended December 31
                --------------------------------------------------
                                 Unit Fair Value                      Expense Ratio   Investment      Total Return
                                   Lowest to             Net Assets       Lowest         Income          Lowest to
Year                    Units    Highest($)(15)             ($)        to Highest (1)   Ratio(2)        Highest(3)
------------------------------- -----------------       ------------ ---------------- ---------- ---------------------------
Aggressive Growth Portfolio (Class 3)
2004                    493,564  14.41  to  14.59        7,188,034    1.52% to 1.97%   0.00%     14.23%     to    14.74%
2003                    220,394  12.62  to  12.72        2,800,069    1.52% to 1.97%   0.00%     25.64%     to    26.22%
2002                     14,270  10.04  to  10.08          143,649    1.52% to 1.97%   0.00%      0.32%(10) to     0.66%(10)
2001                          -                 -                -                -       -                           -

Alliance Growth Portfolio (Class 3)
2004                  2,410,119  28.45  to  28.76       69,204,069    1.52% to 1.97%   0.12%      5.58%     to     6.06%
2003                    878,657  26.95  to  27.12       23,808,041    1.52% to 1.97%   0.11%     23.07%     to    23.62%
2002                     74,029  21.90  to  21.94        1,623,657    1.52% to 1.97%   0.00%      0.08%(10) to     0.27%(10)
2001                          -                 -                -                -       -                           -

Blue Chip Growth Portfolio (Class 3)
2004                  1,329,936   5.90  to   5.96        7,913,678    1.52% to 1.97%   0.00%      2.92%     to     3.40%
2003                    600,344   5.73  to   5.77        3,458,941    1.52% to 1.97%   0.00%     23.33%     to    23.82%
2002                     32,633   4.65  to   4.66          151,984    1.52% to 1.97%   0.00%      2.56%(10) to     2.85%(10)
2001                          -                 -                -                -       -                           -

Cash Management Portfolio (Class 3)
2004                  8,358,139  12.62  to  12.76      106,434,930    1.52% to 1.97%   0.66%     -1.40%     to    -0.94%
2003                  4,592,502  12.80  to  12.88       59,067,143    1.52% to 1.97%   2.70%     -1.52%     to    -1.08%
2002                    452,786  12.98  to  13.02        5,890,439    1.52% to 1.97%   0.00%     -0.31%(10) to    -0.05%(10)
2001                          -                 -                -                -       -                           -

Corporate Bond Portfolio (Class 3)
2004                  4,980,011  16.85  to  16.97       84,467,485    1.52% to 1.97%   6.00%      4.49%     to     4.95%
2003                  1,672,182  16.12  to  16.17(16)   27,041,585    1.52% to 1.97%   8.27%      9.50%     to     9.99%
2002                    133,675  14.70  to  14.74        1,965,978    1.52% to 1.97%   0.00%      2.14%(10) to     2.43%(10)
2001                          -                 -                -                -       -                           -

Davis Venture Value Portfolio (Class 3)
2004                  7,041,367  30.98  to  31.30      220,042,179    1.52% to 1.97%   0.82%     11.03%     to    11.53%
2003                  2,690,527  27.90      28.07       75,447,791    1.52% to 1.97%   0.99%     30.22%           30.80%
2002                    197,298  21.42  to  21.46        4,232,590    1.52% to 1.97%   0.00%      6.55%(10) to     6.72%(10)
2001                          -                 -                -                -       -                           -

"Dogs" of Wall Street Portfolio (Class 3)
2004                  1,123,504  11.19  to  11.31       12,678,068    1.52% to 1.97%   2.54%      7.24%     to     7.71%
2003                    566,410  10.43  to  10.50        5,941,636    1.52% to 1.97%   3.78%     17.37%     to    17.94%
2002                     30,376   8.89  to   8.90          270,372    1.52% to 1.97%   0.00%      9.06%(10) to     9.24%(10)
2001                          -                 -                -                -       -                           -

Emerging Markets Portfolio (Class 3)
2004                  1,037,661  10.82  to  10.93       11,307,326    1.52% to 1.97%   1.02%     21.87%     to    22.39%
2003                    279,476   8.88  to   8.93        2,493,972    1.52% to 1.97%   0.00%     49.20%     to    49.93%
2002                     21,470   5.95  to   5.96          127,859    1.52% to 1.97%   0.00%      8.48%(10) to     8.62%(10)
2001                          -                 -                -                -       -                           -

Federated American Leaders Portfolio (Class 3)
2004                  1,803,078  17.18  to  17.47       31,424,127    1.52% to 1.97%   1.59%      7.50%     to     7.98%
2003                    479,279  15.98  to  16.18        7,744,918    1.52% to 1.97%   1.89%     24.36%     to    25.34%
2002                     68,432  12.85  to  12.91          883,424    1.52% to 1.97%   0.00%      8.02%(10) to     8.55%(10)
2001                          -                 -                -                -       -                           -

Foreign Value Portfolio (Class 3)
2004                 11,695,786  14.54  to  14.70      171,656,726    1.52% to 1.97%   1.29%     17.43%     to    17.96%
2003                  4,161,803  12.38  to  12.46       51,821,309    1.52% to 1.97%   0.06%     31.90%     to    32.49%
2002                    286,107   9.39  to   9.41        2,690,488    1.52% to 1.97%   0.57%      4.65%(10) to     4.87%(10)
2001                          -                 -                -                -       -                           -

Global Bond Portfolio (Class 3)
2004                    984,302  16.76  to  16.97       16,657,356    1.52% to 1.97%   0.00%      1.69%     to     2.14%
2003                    437,839  16.48  to  16.61        7,261,358    1.52% to 1.97%   0.00%      1.31%     to     1.76%
2002                     17,670  16.25  to  16.32          288,310    1.52% to 1.97%   0.00%      0.93%(10) to     1.42%(10)
2001                          -                 -                -                -       -                           -

Global Equities Portfolio (Class 3)
2004                    421,371  16.95  to  17.13        7,200,517    1.52% to 1.97%   0.12%      9.44%     to     9.91%
2003                    178,794  15.49  to  15.58(16)    2,782,623    1.52% to 1.97%   0.13%     23.67%     to    24.21%(17)
2002                      9,243  12.52  to  12.55          115,958    1.52% to 1.97%   0.00%      6.93%(10) to     7.16%(10)
2001                          -                 -                -                -       -                           -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6.     UNIT VALUES (Continued)


                                    At December 31
                       -----------------------------------------              For the Year Ended December 31
                                    Unit Fair Value               Expense Ratio   Investment            Total Return
                                       Lowest to     Net Assets      Lowest         Income               Lowest to
Year                      Units      Highest($)(15)      ($)      to Highest (1)   Ratio(2)              Highest(3)
---------------------- ----------------------------  ----------- ---------------  ----------  --------------------------------
Goldman Sachs Research Portfolio (Class 3)
2004                     140,999    6.85  to   6.91      971,168  1.52% to 1.97%     0.00%        10.65%      to   11.03%
2003                      30,118    6.19  to   6.22      187,086  1.52% to 1.97%     0.00%        22.50%      to   23.05%
2002                       2,714    5.05  to   5.06       13,727  1.52% to 1.97%     0.00%         8.13%(10)  to    8.20% (10)
2001                           -                  -            -              -         -                              -

Growth-Income Portfolio (Class 3)
2004                     669,308   27.81  to  28.12   18,778,665  1.52% to 1.97%     0.57%         9.09%      to    9.58%
2003                     361,011   25.50  to  25.66    9,251,442  1.52% to 1.97%     1.04%        22.87%      to   23.43%
2002                      68,132   20.75  to  20.79    1,415,931  1.52% to 1.97%     0.00%         3.21%(10)  to    3.41% (10)
2001                           -                  -            -              -         -             -                -

Growth Opportunities Portfolio (Class 3)
2004                     769,459    4.67  to   4.75    3,645,824  1.52% to 1.97%     0.00%         3.87%      to    4.31%
2003                     414,765    4.49  to   4.56    1,887,938  1.52% to 1.97%     0.00%        31.11%      to   32.64%
2002                      56,813    3.43  to   3.44      195,143  1.52% to 1.97%     0.00%         6.07%(10)  to    6.36% (10)
2001                           -                  -            -              -         -                              -

High-Yield Bond Portfolio (Class 3)
2004                   2,535,698   17.07  to  17.29   43,718,981  1.52% to 1.97%     9.55%        14.88%      to   15.41%
2003                   1,752,691   14.86  to  14.98   26,197,749  1.52% to 1.97%     8.44%        28.61%      to   29.27%
2002                     115,765   11.56  to  11.59    1,339,542  1.52% to 1.97%     0.00%         5.52%(10)  to    5.80% (10)
2001                           -                  -            -              -         -                              -

International Diversified Equities Portfolio (Class 3)
2004                   9,541,923   10.52  to  10.63  101,220,144  1.52% to 1.97%     2.30%        13.95%      to   14.46%
2003                   3,686,965    9.23  to   9.29   34,195,694  1.52% to 1.97%     6.91%        28.93%      to   29.52%
2002                     210,168    7.16  to   7.17    1,506,305  1.52% to 1.97%     0.00%         2.32%(10)  to    2.51% (10)
2001                           -                  -            -              -         -                              -

International Growth and Income Portfolio (Class 3)
2004                   2,648,598   13.19  to  13.31   35,194,607  1.52% to 1.97%     1.26%        18.22%      to   18.75%
2003                   1,168,993   11.16  to  11.20   13,093,660  1.52% to 1.97%     1.65%        33.93%      to   34.51%
2002                     115,317    8.33  to   8.34      960,599  1.52% to 1.97%     0.00%         4.11%(10)  to    4.29% (10)
2001                           -                  -            -              -         -                              -

Marsico Growth Portfolio (Class 3)
2004                   2,232,718   10.29  to  10.39   23,167,131  1.52% to 1.97%     0.00%         8.81%      to    9.31%
2003                   1,300,665    9.46  to   9.51   12,352,523  1.52% to 1.97%     0.00%        27.38%      to   27.96%
2002                     101,980    7.42  to   7.43      757,390  1.52% to 1.97%     0.00%        -2.92%(12)  to   -2.60% (10)
2001                           -                  -            -              -         -                              -

MFS Massachusetts Investors Trust Portfolio (Class 3)
2004                   1,697,663   19.54  to  19.75   33,465,893  1.52% to 1.97%     0.71%         9.42%      to    9.90%
2003                     831,007   17.86  to  17.97   14,918,833  1.52% to 1.97%     1.02%        19.82%      to   20.36%
2002                      53,532   14.90  to  14.93      799,034  1.52% to 1.97%     0.00%         5.81%(10)  to    6.00% (10)
2001                           -                  -            -              -         -                              -

MFS Mid-Cap Growth Portfolio (Class 3)
2004                   5,194,249   10.41  to  10.53   54,574,948  1.52% to 1.97%     0.00%        11.59%      to   12.09%
2003                   2,839,185    9.33  to   9.39   26,634,953  1.52% to 1.97%     0.00%        34.25%      to   34.85%
2002                     213,285    6.95  to   6.96    1,484,978  1.52% to 1.97%     0.00%         6.51%(10)  to    6.73% (10)
2001                           -                  -            -              -         -                              -

MFS Total Return Portfolio (Class 3)
2004                   5,322,826   24.63  to  24.93  132,416,887  1.52% to 1.97%     0.20%         8.87%      to    9.36%
2003                   2,258,368   22.62  to  22.80   51,426,805  1.52% to 1.97%     6.03%        14.32%      to   14.83%
2002                     181,366   19.79  to  19.85    3,598,858  1.52% to 1.97%     0.00%         4.37%(10)  to    4.70% (10)
2001                           -                  -            -              -         -                              -

Putnam Growth: Voyager Portfolio (Class 3)
2004                     185,991   16.90  to  17.33    3,213,032  1.52% to 1.97%     0.00%         2.68%      to    3.16%
2003                     141,442   16.46  to  16.80    2,371,873  1.52% to 1.97%     0.12%        20.05%      to   21.84%
2002                      31,739   13.71  to  13.78      437,384  1.52% to 1.97%     0.00%         4.03%(10)  to    4.60% (10)
2001                           -                  -            -              -         -                              -

Real Estate Portfolio (Class 3)
2004                   1,398,233   21.01  to  21.22   29,611,420  1.52% to 1.97%     2.83%        31.62%      to   32.21%
2003                     594,842   15.96  to  16.05    9,535,274  1.52% to 1.97%     3.64%        34.97%      to   35.60%
2002                      36,041   11.82  to  11.84      426,417  1.52% to 1.97%     0.00%         2.39%(10)  to    2.54% (10)
2001                           -                  -            -              -         -                              -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6. UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                         At December 31
       ---------------------------------------------------
                         Unit Fair Value                     Expense Ratio     Investment            Total Return
                            Lowest to          Net Assets      Lowest           Income               Lowest to
Year     Units           Highest ($) (15)            ($)     to Highest (1)     Ratio (2)            Highest (3)
------------------------------------------     -----------   -------------     --------- -----------------------------------
Small & Mid Cap Value Portfolio (Class 3)
2004   7,568,354     15.59 to  15.77           119,131,771   1.52% to 1.97%      0.42%        15.54%      to   16.05%
2003   2,550,372     13.50 to  13.59            34,616,193   1.52% to 1.97%      0.01%        33.64%      to   34.25%
2002     175,424     10.10 to  10.12             1,774,785   1.52% to 1.97%      0.07%        10.03% (10) to   10.27% (10)
2001           -                   -                     -               -          -                              -

SunAmerica Balanced Portfolio (Class 3)
2004     812,328     14.68 to  14.84            12,029,966   1.52% to 1.97%      1.47%         4.43%      to    4.91%
2003     397,349     14.06 to  14.15             5,614,623   1.52% to 1.97%      3.22%        12.59%      to   13.11%
2002      25,087     12.49 to  12.51               313,544   1.52% to 1.97%      0.00%        -0.24% (10) to   -0.07% (10)
2001           -                   -                     -                -         -                              -

Technology Portfolio (Class 3)
2004   3,648,226      2.41 to   2.44             8,870,679   1.52% to 1.97%      0.00%        -4.67%      to   -4.24%
2003   2,018,618      2.53 to   2.54             5,131,029   1.52% to 1.97%      0.00%        47.53%      to   48.20%
2002     147,353      1.71 to   1.72               252,890   1.52% to 1.97%      0.00%        19.66% (10) to   19.85% (10)
2001           -                   -                     -               -          -                              -

Telecom Utility Portfolio (Class 3)
2004       7,468     11.19 to  11.55                85,506   1.52% to 1.97%      4.92%        14.23%      to   14.72%
2003       4,464      9.79 to  10.07                44,646   1.52% to 1.97%     10.96%        13.96%      to   16.76%
2002          37      8.59 to   8.62                   322   1.52% to 1.97%      0.00%         5.17% (12) to    5.52% (12)
2001           -                   -                     -               -          -                              -

Worldwide High Income Portfolio (Class 3)
2004      49,363     18.17 to  18.65               917,051   1.52% to 1.97%      6.71%         7.01%      to    7.50%
2003      26,197     16.98 to  17.34               453,299   1.52% to 1.97%     20.48%        21.77%      to   23.94%
2002          22     13.94 to  13.99                   310   1.52% to 1.97%      0.00%         3.98% (12) to    4.36% (12)
2001           -                   -                     -               -          -                              -

Comstock Portfolio (Class II)
2004  22,295,013     11.92 to  12.15           269,006,904   1.52% to 1.97%      0.66%        15.14%      to   15.66%
2003  14,950,268     10.35 to  10.50           155,970,767   1.52% to 1.97%      0.65%        28.22%      to   28.80%
2002   8,525,888      8.07 to   8.17            69,071,417   1.52% to 1.97%      0.27%       -21.30%      to  -20.71%
2001     786,901     10.21 to  10.34             8,039,411   1.52% to 1.97%      0.00%         2.14% (5)  to    3.52% (5)

Emerging Growth Portfolio (Class II)
2004   3,220,823      9.11 to   9.21 (16)       29,266,860   1.52% to 1.97%      0.00%         4.70%      to    5.17%
2003   2,923,540      8.70 to   8.76 (16)       25,259,965   1.52% to 1.97%      0.00%        24.57%      to   25.13%
2002   1,545,515      6.84 to   7.00            10,675,131   1.52% to 1.97%      0.03%       -33.92%      to  -33.67%
2001     152,377     10.33 to  10.57             1,582,599   1.52% to 1.97%      0.00%         3.34% (5)  to    4.69% (5)

Growth & Income Portfolio (Class II)
2004  21,776,653     12.39 to  12.52 (16)      271,558,342   1.52% to 1.97%      0.61%        11.90%      to   12.41%
2003  12,951,994     11.07 to  11.14 (16)      143,874,667   1.52% to 1.97%      0.54%        25.20%      to   25.77%
2002   6,179,403      8.79 to   8.86            54,671,463   1.52% to 1.97%      0.22%       -16.32%      to  -16.03%
2001     270,425     10.47 to  10.56             2,854,121   1.52% to 1.97%      0.00%         3.84% (6)  to    5.56% (5)

Balanced Portfolio (Class 1)
2004  17,103,475      8.80 to   8.92           151,947,986   1.40% to 1.80%      1.84%         8.16%      to    8.59%
2003  13,842,218      8.14 to   8.21           113,349,873   1.40% to 1.80%      2.34%        20.56%      to   21.04%
2002   8,307,418      6.75 to   6.79            56,256,951   1.40% to 1.80%      2.02%       -10.40%      to  -10.04%
2001   1,147,567      7.53 to   7.54             8,649,750   1.40% to 1.80%      0.00%        -0.59% (4)  to   -0.42% (4)

Conservative Balanced Portfolio (Class 1)
2004   2,264,674      6.50 to   6.58            14,872,611   1.40% to 1.80%      1.99%         6.28%      to    6.71%
2003   1,796,864      6.12 to   6.17            11,062,689   1.40% to 1.80%      2.06%        15.00%      to   15.46%
2002     991,862      5.32 to   5.34             5,293,412   1.40% to 1.80%      0.67%        -3.99%      to   -3.61%
2001     143,682      5.54 to   5.55               796,457   1.40% to 1.80%      0.00%         0.45% (4)  to    0.59% (4)

Conservative Growth Portfolio (Class 1)
2004   7,982,301      9.17 to   9.29            73,797,945   1.40% to 1.80%      1.36%         9.78%      to   10.22%
2003   7,321,077      8.35 to   8.43            61,463,053   1.40% to 1.80%      2.09%        26.45%      to   26.96%
2002   4,658,781      6.60 to   6.64            30,829,627   1.40% to 1.80%      2.89%       -17.01%      to  -16.69%
2001     694,238      7.93 to   7.97             5,523,188   1.40% to 1.80%      0.00%        -2.86% (4)  to   -2.42% (4)

Equity Income Fund (Class 1)
2004   2,611,510      8.20 to   8.31            21,639,735   1.40% to 1.80%      1.77%        17.00%      to   17.47%
2003   2,359,443      7.01 to   7.08            16,659,742   1.40% to 1.80%      2.55%        27.78%      to   28.30%
2002   1,666,406      5.48 to   5.52             9,177,433   1.40% to 1.80%      1.94%       -14.06%      to  -13.72%
2001     196,094      6.38 to   6.39             1,252,845   1.40% to 1.80%      0.00%         1.47% (4)  to    1.65% (4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6. UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                       At December 31
       ---------------------------------------------------
                      Unit Fair Value                        Expense Ratio    Investment            Total Return
                          Lowest to             Net Assets       Lowest         Income               Lowest to
Year    Units         Highest ($) (15)          ($)          to Highest (1)    Ratio (2)            Highest (3)
------------------------------------------      ----------   -------------    ---------- ------------------------------------
Flexible Income Portfolio (Class 1)
2004   4,698,052      7.60    to      7.72      36,143,342   1.40% to 1.80%      3.33%         4.57%     to          4.99%
2003   3,799,248      7.27    to      7.35      27,846,432   1.40% to 1.80%      2.44%        11.28%     to         11.73%
2002   2,083,910      6.53    to      6.58      13,683,644   1.40% to 1.80%      0.59%         0.32%     to          0.72%
2001     363,792      6.51    to      6.54       2,373,837   1.40% to 1.80%      0.00%         1.69%(4)  to          2.04%(4)

Growth Fund (Class 1)
2004     265,990      6.52    to      6.61       1,752,597   1.40% to 1.80%      0.00%         6.29%     to          6.72%
2003     255,811      6.13    to      6.19       1,580,583   1.40% to 1.80%      0.00%        26.88%     to         27.39%
2002     197,794      4.83    to      4.86         960,165   1.40% to 1.80%      0.00%       -32.24%     to        -31.97%
2001      41,641      7.13    to      7.15         297,497   1.40% to 1.80%      0.00%       -11.92%(4)  to        -11.71%(4)

Growth & Income Fund (Class 1)
2004   1,406,715      6.24    to      6.32       8,860,014   1.40% to 1.80%      1.05%         7.14%     to          7.57%
2003   1,229,108      5.82    to      5.88       7,203,781   1.40% to 1.80%      1.24%        24.54%     to         25.04%
2002     724,134      4.67    to      4.70       3,397,213   1.40% to 1.80%      0.72%       -22.56%     to        -22.25%
2001     166,373      6.03    to      6.05       1,005,104   1.40% to 1.80%      0.00%        -5.32%(4)  to         -5.12%(4)

Income Fund (Class 1)
2004   1,419,702      6.88    to      6.97       9,872,875   1.40% to 1.80%      5.68%         3.68%     to          4.09%
2003   1,494,674      6.63    to      6.70       9,994,752   1.40% to 1.80%      6.18%         7.82%     to          8.26%
2002     857,444      6.15    to      6.19       5,296,791   1.40% to 1.80%      3.71%         7.67%     to          8.10%
2001     132,274      5.71    to      5.73         756,730   1.40% to 1.80%      0.00%         3.78%(4)  to          3.99%(4)

International Growth Fund (Class 1)
2004      91,001      5.62    to      5.66         514,659   1.40% to 1.80%      1.11%        11.58%     to         12.04%
2003      36,535      5.04    to      5.05         184,369   1.40% to 1.80%      1.29%        33.09%     to         33.61%
2002      25,477      3.78    to      3.78          96,349   1.40% to 1.80%      0.93%       -17.18%     to        -16.89%
2001       5,474      4.55    to      4.57          24,920   1.40% to 1.80%      0.00%        -3.05%(4)  to         -2.65%(4)

Mid Cap Stock Fund (Class 1)
2004     644,391      8.29    to      8.40       5,396,331   1.40% to 1.80%      1.62%        12.55%     to         13.00%
2003     426,405      7.37    to      7.43       3,162,251   1.40% to 1.80%      0.31%        25.46%     to         25.96%
2002     262,305      5.87    to      5.90       1,545,047   1.40% to 1.80%      0.20%       -11.94%     to        -11.60%
2001      59,152      6.67    to      6.68         394,646   1.40% to 1.80%      0.00%         2.77%(4)  to          2.89%(4)

Money Market Fund (Class 1)
2004     724,436      5.62    to      5.72       4,137,109   1.40% to 1.80%      0.86%        -0.96%     to         -0.55%
2003     772,790      5.67    to      5.75 (16)  4,437,070   1.40% to 1.80%      0.00%        -1.15%     to         -0.75%
2002     723,713      5.74    to      5.81       4,192,292   1.40% to 1.80%      1.27%        -0.43%     to         -0.03%
2001      78,473      5.76    to      5.82         455,028   1.40% to 1.80%      0.73%         0.14%(4)  to          1.17%(4)

REIT Fund (Class 1)
2004      41,375     14.89    to     14.99 (16)    619,770   1.40% to 1.80%      1.33%        29.94%     to         31.06%(17)
2003          39     11.43    to     11.46 (16)        452   1.40% to 1.80%      0.00%        14.34%(13) to         14.62%(13)(17)
2002           -         -               -               -               -          -             -                     -
2001           -         -               -               -               -          -             -                     -

Short Term Income Fund (Class 1)
2004     599,257      6.39    to      6.49       3,875,626   1.40% to 1.80%      3.93%         0.25%     to          0.65%
2003     693,162      6.38    to      6.44       4,457,940   1.40% to 1.80%      6.14%         3.64%     to          4.06%
2002     329,922      6.15    to      6.20       2,038,212   1.40% to 1.80%      2.49%         4.38%     to          4.80%
2001      20,602      5.89    to      5.92         121,619   1.40% to 1.80%      0.00%         2.91%(4)  to          3.39%(4)

Small Cap Growth Fund (Class 1)
2004     337,467      6.67    to      6.75       2,271,166   1.40% to 1.80%      0.00%         2.81%     to          3.22%
2003     244,843      6.49    to      6.54       1,597,697   1.40% to 1.80%      0.00%        68.36%     to         69.03%
2002     124,815      3.85    to      3.87         482,497   1.40% to 1.80%      0.00%       -48.09%     to        -47.88%
2001      18,942      7.42    to      7.44         140,648   1.40% to 1.80%      0.00%       -10.27%(4)  to        -10.11%(4)

Strategic Growth Portfolio (Class 1)
2004   1,918,099      9.95    to     10.07 (16) 19,241,277   1.40% to 1.80%      0.65%        10.82%     to         11.26%
2003   1,520,558      8.98    to      9.05 (16) 13,717,984   1.40% to 1.80%      1.38%        30.70%     to         31.23%
2002     918,045      6.86    to      6.90       6,316,415   1.40% to 1.80%      3.83%       -21.94%     to        -21.62%
2001     138,403      8.78    to      8.80       1,216,910   1.40% to 1.80%      0.00%        -4.43%(4)  to         -4.24%(4)

U.S. Government Securities Fund (Class 1)
2004   2,299,797      6.39    to      6.47      14,843,010   1.40% to 1.80%      3.89%         1.93%     to          2.34%
2003   3,168,730      6.27    to      6.32      20,001,877   1.40% to 1.80%      5.15%         0.31%     to          0.72%
2002   2,219,244      6.25    to      6.28      13,912,635   1.40% to 1.80%      2.94%         6.93%     to          7.37%
2001     280,453      5.84    to      5.85       1,638,908   1.40% to 1.80%      0.00%         2.96%(4)  to          3.10%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6. UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                     At December 31
      ----------------------------------------------------
                     Unit Fair Value                         Expense Ratio    Investment             Total Return
                       Lowest to               Net Assets       Lowest          Income                 Lowest to
Year    Units        Highest ($) (15)               ($)      to Highest (1)    Ratio (2)              Highest (3)
------------------------------------------     -----------   -------------    ----------  ---------------------------------
West Coast Equity Fund (Class 1)
2004   1,358,062     10.52    to     10.66      14,438,128   1.40% to 1.80%      0.26%        11.01%      to          11.46%
2003   1,119,812      9.47    to      9.56      10,685,593   1.40% to 1.80%      0.27%        40.80%      to          41.37%
2002     753,358      6.73    to      6.77       5,088,442   1.40% to 1.80%      0.49%       -23.93%      to         -23.62%
2001      90,244      8.84    to      8.86         798,661   1.40% to 1.80%      0.00%        -6.38% (4)  to          -6.22% (4)

Balanced Portfolio (Class 2)
2004  14,862,942      8.71    to      8.83     130,881,501   1.52% to 1.95%      1.70%         7.71%      to           8.18%
2003   9,477,417      8.09    to      8.16      77,198,534   1.52% to 1.95%      2.06%        20.10%      to          20.63%
2002   4,444,727      6.73    to      6.77      30,039,868   1.52% to 1.95%      2.08%       -10.74%      to           5.53% (10)
2001     192,421      7.54    to      7.55       1,452,687   1.55% to 1.95%      0.00%         2.66% (6)  to           2.81% (6+)

Conservative Balanced Portfolio (Class 2)
2004   2,311,026      6.44    to      6.52      15,053,195   1.55% to 1.95%      1.88%         5.80%      to           6.22%
2003   1,108,644      6.09    to      6.14       6,800,644   1.55% to 1.95%      1.73%        14.57%      to          15.04%
2002     392,944      5.31    to      5.34       2,096,260   1.55% to 1.95%      0.67%        -4.33%      to          -3.96%
2001      36,925      5.55    to      5.57         205,218   1.55% to 1.95%      0.00%         1.19% (6)  to           1.39% (6)

Conservative Growth Portfolio (Class 2)
2004   5,494,544      9.05    to      9.16 (16) 50,212,271   1.52% to 1.95%      1.26%         9.42%      to           9.90%
2003   3,573,610      8.27    to      8.33      29,733,408   1.52% to 1.95%      1.95%        25.89%      to          26.45%
2002   2,112,516      6.57    to      6.59      13,916,380   1.52% to 1.95%      3.05%       -17.31%      to           6.56% (10)
2001     141,762      7.94    to      7.95       1,126,916   1.55% to 1.95%      0.00%         3.93% (6)  to           4.05% (6)

Equity Income Fund (Class 2)
2004   2,260,288      8.08    to      8.19      18,459,243   1.55% to 1.95%      1.58%        16.52%      to          16.99%
2003   1,463,207      6.94    to      7.00      10,218,103   1.55% to 1.95%      2.27%        27.23%      to          27.74%
2002     990,959      5.45    to      5.48       5,420,503   1.55% to 1.95%      2.08%       -14.32%      to         -14.00%
2001      57,170      6.36    to      6.37         364,057   1.55% to 1.95%      0.00%         2.71% (6)  to           2.77% (6)

Flexible Income Portfolio (Class 2)
2004   8,110,654      7.55    to      7.62      61,768,123   1.55% to 1.95%      3.14%         4.18%      to           4.61%
2003   4,480,205      7.24    to      7.29      32,623,129   1.55% to 1.95%      2.12%        10.84%      to          11.29%
2002   1,395,827      6.54    to      6.55       9,135,987   1.55% to 1.95%      0.49%        -0.03%      to           0.35%
2001      27,848      6.52    to      6.54         181,709   1.55% to 1.95%      0.00%         0.11% (6)  to           0.33% (6)

Growth Fund (Class 2)
2004     193,649      6.45    to      6.54       1,263,148   1.55% to 1.95%      0.00%         5.93%      to           6.35%
2003     197,257      6.09    to      6.15       1,210,182   1.55% to 1.95%      0.00%        26.33%      to          26.84%
2002     128,401      4.82    to      4.85         621,532   1.55% to 1.95%      0.00%       -32.42%      to         -32.21%
2001       4,400      7.14    to      7.15          31,455   1.55% to 1.95%      0.00%         5.08% (6)  to           5.28% (6)

Growth & Income Fund (Class 2)
2004     540,874      6.14    to      6.22       3,353,282   1.55% to 1.95%      0.91%         6.68%      to           7.11%
2003     463,473      5.75    to      5.81       2,685,128   1.55% to 1.95%      1.07%        24.05%      to          24.55%
2002     279,444      4.64    to      4.66       1,300,502   1.55% to 1.95%      0.77%       -22.89%      to         -22.52%
2001      18,544      6.01    to      6.03         111,519   1.55% to 1.95%      0.00%         2.81% (6)  to           3.09% (6)

Income Fund (Class 2)
2004   3,337,116      6.83    to      6.92      23,063,724   1.55% to 1.95%      5.76%         3.28%      to           3.69%
2003   3,154,678      6.62    to      6.67      21,031,226   1.55% to 1.95%      5.83%         7.36%      to           7.79%
2002   1,324,319      6.16    to      6.19       8,189,881   1.55% to 1.95%      3.06%         7.31%      to           7.74%
2001      62,974      5.74    to      5.75         361,838   1.55% to 1.95%      0.00%        -1.23% (6)  to          -1.14% (6)

International Growth Fund (Class 2)
2004      46,252      5.58    to      5.60 (16)    258,869   1.55% to 1.95%      1.09%        11.11%      to          11.58%
2003      32,196      5.02    to      5.02 (16)    161,536   1.55% to 1.95%      1.01%        32.47%      to          33.02%
2002      24,725      3.76    to      3.79          93,445   1.55% to 1.95%      1.57%       -17.34%      to         -16.64%
2001           6                      4.55              31   1.55% to 1.95%      0.00%                                 4.09% (6)

Mid Cap Stock Fund (Class 2)
2004     310,386      8.16    to      8.27       2,559,976   1.55% to 1.95%      0.19%        12.07%      to          12.52%
2003     206,416      7.28    to      7.35       1,513,958   1.55% to 1.95%      0.15%        24.99%      to          25.50%
2002     115,793      5.83    to      5.86         676,899   1.55% to 1.95%      0.17%       -12.25%      to         -11.90%
2001       5,524      6.64    to      6.66          36,706   1.55% to 1.95%      0.00%         7.38% (6)  to           7.68% (6)

Money Market Fund (Class 2)
2004     951,574      5.58    to      5.65       5,369,307   1.55% to 1.95%      0.64%        -1.35%      to          -0.94%
2003     539,334      5.66    to      5.70       3,070,680   1.55% to 1.95%      0.00%        -1.55%      to          -1.15%
2002     811,865      5.75    to      5.77       4,680,826   1.55% to 1.95%      1.03%        -0.83%      to          -0.42%
2001      32,668                      5.79         189,232   1.55% to 1.95%      0.10%        -0.09% (6)  to           0.04% (6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6. UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                      At December 31
       -----------------------------------
                      Unit Fair Value                        Expense Ratio    Investment            Total Return
                        Lowest to               Net Assets      Lowest          Income               Lowest to
Year     Units        Highest ($)(15)                ($)     to Highest (1)    Ratio (2)             Highest (3)
------------------------------------------      ----------   -------------    ---------- ----------------------------------
REIT Fund (Class 2)
2004      12,753     14.71    to     15.13         192,855   1.55% to 1.95%      1.04%        29.08%        to        31.18%
2003          26     11.39    to     11.54             302   1.55% to 1.95%      0.00%        13.93%(13)    to        15.35%(13)
2002           -         -               -               -               -          -             -                       -
2001           -         -               -               -               -          -             -                       -

Short Term Income Fund (Class 2)
2004   1,082,867      6.34    to      6.41       6,932,898   1.55% to 1.95%      4.00%        -0.36%        to         0.04%
2003     959,531      6.36    to      6.41       6,143,271   1.55% to 1.95%      0.00%         3.43%        to         3.85%
2002     192,367      6.15    to      6.17       1,186,149   1.55% to 1.95%      3.57%         3.84%        to         4.26%
2001       3,385      5.92    to      5.93          20,028   1.55% to 1.95%      0.00%        -0.09%(6)     to         0.06%(6)

Small Cap Growth Fund (Class 2)
2004     175,772      6.60    to      6.66       1,168,947   1.55% to 1.95%      0.00%         2.47%        to         2.89%
2003     159,481      6.44    to      6.47       1,031,091   1.55% to 1.95%      0.00%        67.65%        to        68.32%
2002      60,788      3.84    to      3.85         233,628   1.55% to 1.95%      0.00%       -48.25%        to       -48.08%
2001       4,493      7.41    to      7.42          33,280   1.55% to 1.95%      0.00%        21.29%(6)     to        21.58%(6)

Strategic Growth Portfolio (Class 2)
2004   1,494,603      9.82    to      9.96      14,836,003   1.52% to 1.95%      0.56%        10.37%        to        10.85%
2003     855,160      8.90    to      8.99       7,660,858   1.52% to 1.95%      1.12%        30.20%        to        30.77%
2002     338,480      6.83    to      6.87       2,319,061   1.52% to 1.95%      3.50%       -22.11%        to         7.64%(7)
2001      36,391      8.76    to      8.77         318,978   1.55% to 1.95%      0.00%         5.18%(6)     to         5.32%(6)

U.S. Government Securities Fund (Class 2)
2004   2,000,572      6.30    to      6.36      12,714,269   1.55% to 1.95%      3.67%         1.59%        to         1.99%
2003   2,594,953      6.20    to      6.24      16,176,032   1.55% to 1.95%      5.30%        -0.10%        to         0.30%
2002   1,971,991      6.20    to      6.22      12,261,264   1.55% to 1.95%      2.78%         6.49%        to         6.91%
2001     129,528      5.82    to      5.83         753,700   1.55% to 1.95%      0.00%        -2.11%(6)     to        -1.97%(6)

West Coast Equity Fund (Class 2)
2004     772,450     10.34    to     10.48       8,075,522   1.55% to 1.95%      0.14%        10.54%        to        10.99%
2003     548,933      9.36    to      9.44       5,171,578   1.55% to 1.95%      0.14%        40.18%        to        40.74%
2002     345,471      6.68    to      6.71       2,313,911   1.55% to 1.95%      0.62%       -24.10%        to       -23.84%
2001       6,624      8.80    to      8.81          58,327   1.55% to 1.95%      0.00%         6.62%(6)     to         6.76%(6)

Nations Asset Allocation Portfolio (Class 2)
2004     145,751     10.16    to     10.24       1,491,383   1.52% to 1.77%      1.42%         6.31%        to         6.58%
2003     133,666      9.56    to      9.61       1,283,500   1.52% to 1.77%      1.71%        17.00% (14)   to        17.30%(17)
2002      39,141      8.17    to      8.19         320,275   1.52% to 1.77%      1.97%       -15.05%        to       -14.84%
2001       6,735      9.61    to      9.62          64,771   1.52% to 1.77%      6.43%        -3.85%(7)     to        -3.82%(7)

Nations Capital Growth Portfolio (Class 2)
2004           0         -               -               -   1.52% to 1.77%      0.00%            -                       -
2003     106,363      8.29    to      8.35         887,450   1.52% to 1.77%      0.03%        22.41%(14)    to        22.75%(17)
2002      69,905      6.77    to      6.80         474,292   1.52% to 1.77%      0.13%       -31.29%        to       -31.12%
2001      40,011      9.85    to      9.87         394,567   1.52% to 1.77%      0.28%        -1.45%(7)     to        -1.26%(7)

Nations High Yield Bond Portfolio (Class 2)
2004   1,849,045     14.24    to     14.46      26,605,972   1.52% to 1.97%      7.26%         9.23%        to         9.73%
2003   1,240,366     13.04    to     13.18      16,287,265   1.52% to 1.97%      9.03%        28.65%        to        29.24%(17)
2002     525,866     10.13    to     10.20       5,347,918   1.52% to 1.97%     10.75%         0.26%        to         0.65%
2001     120,086     10.10    to     10.13       1,216,270   1.52% to 1.97%     25.43%         1.22%(7)     to         2.85%(4)

Nations International Value Portfolio (Class 2)
2004     599,884     12.97    to     13.23       7,856,316   1.52% to 1.97%      1.54%        19.96%        to        20.50%
2003     663,987     10.81    to     10.98       7,229,153   1.52% to 1.97%      1.30%        48.33%        to        49.00%
2002     731,079      7.29    to      7.37       5,350,084   1.52% to 1.97%      2.01%       -17.51%        to       -16.90%
2001     153,327      8.84    to      8.87       1,357,166   1.52% to 1.97%      1.81%       -11.60%(7)     to         2.89%(4)

Nations Marsico Focused Equities Portfolio (Class 2)
2004   4,478,641     10.22    to     10.33(16)  46,102,891   1.52% to 1.97%      0.00%         9.18%        to         9.67%
2003   2,485,461      9.36    to      9.42(16)  23,341,858   1.52% to 1.97%      0.00%        30.51%        to        31.10%(17)
2002   1,021,100      7.12    to      7.19       7,318,854   1.52% to 1.97%      0.00%       -16.64%        to       -16.33%
2001     158,828      8.54    to      8.60       1,358,098   1.52% to 1.97%      0.00%       -19.16%        to         4.63%

Nations Marsico Growth Portfolio (Class 2)
2004     632,492      9.49    to      9.58       6,050,578   1.52% to 1.77%      0.00%        11.05%        to        11.33%
2003     369,519      8.55    to      8.60       3,174,634   1.52% to 1.77%      0.00%        28.30%(14)    to        28.62%(17)
2002     232,550      6.66    to      6.69       1,553,431   1.52% to 1.77%      0.00%       -17.60%        to       -17.40%
2001     119,329      8.08    to      8.10         965,682   1.52% to 1.77%      0.00%       -18.99%        to       -18.88%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6. UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                      At December 31
         ---------------------------------
                      Unit Fair Value                        Expense Ratio    Investment            Total Return
                        Lowest to               Net Assets      Lowest           Income              Lowest to
Year      Units       Highest ($)(15)                ($)     to Highest (1)    Ratio (2)            Highest (3)
------------------------------------------      ----------   -------------    ---------- ---------------------------------------
Nations Marsico 21st Century Portfolio (Class 2)
2004     100,867     12.78    to     12.90       1,298,934   1.52% to 1.77%     0.00%         20.21%      to    20.51%
2003      86,139     10.64    to     10.71         920,735   1.52% to 1.77%     0.00%         46.26% (14) to    46.63% (17)
2002      49,007      7.27    to      7.30         357,174   1.52% to 1.77%     0.00%         -9.81%      to    -9.58%
2001      37,162      8.06    to      8.07         299,852   1.52% to 1.77%     0.00%        -19.37% (7)  to   -19.25% (7)

Nations Marsico International Opportunities Portfolio (Class 2)
2004     383,059     13.55    to     13.65       5,225,332   1.52% to 1.77%     0.39%         14.55%      to    14.84%
2003     192,174     11.83    to     11.89       2,283,113   1.52% to 1.77%     0.02%         37.81% (14) to    38.15% (11)(17)
2002      18,926      8.59    to      8.60         162,764   1.52% to 1.77%     0.07%         -8.97%      to    -8.74%
2001       1,128                      9.43          10,632   1.52% to 1.77%     0.42%         -5.73% (7)  to    -5.68% (7)

Nations MidCap Growth Portfolio (Class 2)
2004     246,614      7.57    to      8.20       1,982,491   1.52% to 1.77%     0.00%         12.09%      to    12.37%
2003     283,225      6.76    to      7.29       2,026,521   1.52% to 1.77%     0.00%         25.24% (14) to    25.55% (11)(17)
2002     144,587      5.40    to      5.81         825,185   1.52% to 1.77%     0.00%        -35.16%      to   -35.00%
2001      35,150      8.32    to      8.94         306,236   1.52% to 1.77%     0.00%        -16.78% (7)  to   -10.61% (7)

Nations Small Company Portfolio (Class 2)
2004     375,891     10.32    to     10.42       3,909,951   1.52% to 1.77%     0.00%          8.22%      to     8.49%
2003     357,716      9.53    to      9.61       3,430,944   1.52% to 1.77%     0.00%         32.60% (14) to    32.93% (11)(17)
2002     299,049      7.19    to      7.23       1,653,094   1.52% to 1.77%     0.11%        -27.70%      to   -27.48%
2001      49,636      9.94    to      9.96         494,250   1.52% to 1.77%     0.00%         -0.57% (7)  to    -0.36% (7)

Nations Value Portfolio (Class 2)
2004     586,677     10.41    to     10.51       6,158,558   1.52% to 1.77%     1.38%         11.19%      to    11.47%
2003     391,898      9.36    to      9.43       3,691,238   1.52% to 1.77%     1.52%         27.89% (14) to    28.22% (11)(17)
2002     206,372      7.32    to      7.35       1,514,847   1.52% to 1.77%     0.94%        -22.12%      to   -21.93%
2001     130,332      9.40    to      9.42       1,226,606   1.52% to 1.77%     2.20%         -6.03% (7)  to    -5.79% (7)

Asset Allocation Fund (Class 2 Shares)
2004   8,000,915     13.18    to     13.26     106,035,631   1.52% to 1.77%     2.23%          6.44%      to     6.71%
2003   5,084,597     12.38    to     12.42      63,156,767   1.52% to 1.77%     3.43%         19.62%      to    19.92%
2002   1,086,490     10.35    to     10.36      11,255,126   1.52% to 1.77%     3.98%          3.53% (10) to     3.59% (10)
2001           -                         -               -               -         -                                -

Global Growth Fund (Class 2 Shares)
2004  11,930,319     16.14    to     16.31     194,389,514   1.52% to 1.97%     0.42%         11.28%      to    11.78%
2003   4,205,634     14.50    to     14.59      61,333,079   1.52% to 1.97%     0.28%         32.66%      to    33.25% (17)
2002     487,883     10.93    to     10.95       5,341,576   1.52% to 1.97%     0.00%          9.33% (10) to     9.49% (10)
2001           -                         -               -               -         -                                -

Growth Fund (Class 2 Shares)
2004  24,939,252     16.09    to     16.25     404,936,125   1.52% to 1.97%     0.21%         10.31%      to    10.81%
2003  11,805,761     14.58    to     14.67     173,093,030   1.52% to 1.97%     0.21%         34.15%            34.76% (17)
2002   1,185,593     10.87    to     10.88      12,902,924   1.52% to 1.97%     0.06%          8.72% (10) to     8.84% (10)
2001           -                         -               -               -         -                                -

Growth-Income Fund (Class 2 Shares)
2004  30,282,053     15.27    to     15.43     466,901,784   1.52% to 1.97%     1.05%          8.23%      to     8.71%
2003  14,522,142     14.11    to     14.20     206,073,341   1.52% to 1.97%     1.64%         29.86%      to    30.44% (17)
2002   1,992,661     10.87    to     10.88      21,685,563   1.52% to 1.97%     1.80%          8.65% (10) to     8.84% (10)
2001           -                         -               -               -         -                                -

Asset Allocation Series (Class 3 Shares)
2004   2,082,420     38.62    to     38.89      80,971,645   1.30% to 1.40%     4.45%          7.01%      to     7.12%
2003   2,317,436     36.09    to     36.31      84,126,831   1.30% to 1.40%     3.58%         21.27%      to    21.39%
2002   2,583,470     29.76    to     29.91      77,262,301   1.30% to 1.40%     3.62%        -12.95%      to   -12.86%
2001   2,858,473     34.18    to     34.33      98,104,020   1.30% to 1.40%     3.94%          0.30%      to     0.40%

Cash Management Series (Class 3 Shares)
2004     956,023     20.62    to     20.77      19,856,923   1.30% to 1.40%     1.18%         -0.59%      to    -0.49%
2003   1,135,175     20.75    to     20.87      23,692,911   1.30% to 1.40%     1.21%         -1.09%      to    -0.99%
2002   2,004,754     20.97    to     21.08      42,259,574   1.30% to 1.40%     2.96%         -0.48%      to    -0.37%
2001   2,234,191     21.08    to     21.16      47,271,208   1.30% to 1.40%     6.27%          1.86%      to     1.96%

Growth Series (Class 3 Shares)
2004   3,520,459    144.75    to    145.79     513,110,307   1.30% to 1.40%     0.57%          9.41%      to     9.52%
2003   4,207,150    132.29    to    133.11     559,902,919   1.30% to 1.40%     0.14%         34.39%      to    34.52%
2002   4,669,319     98.44    to     98.95     461,949,416   1.30% to 1.40%     0.17%        -24.66%      to   -24.59%
2001   5,576,219    130.67    to    131.21     731,554,638   1.30% to 1.40%     0.69%        -17.46%      to   -17.37%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6.   UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                     At December 31
      ------------------------------------
                      Unit Fair Value                        Expense Ratio    Investment             Total Return
                        Lowest to              Net Assets       Lowest          Income                Lowest to
Year    Units         Highest ($) (15)               ($)      to Highest (1)   Ratio (2)              Highest (3)
------------------------------------------     -----------   ---------------  ----------- ----------------------------------
Growth-Income Series (Class 3 Shares)
2004   4,788,401    110.95    to    111.75     534,964,148   1.30% to 1.40%       2.14%        8.31%     to            8.42%
2003   5,701,900    102.44    to    103.07     587,583,397   1.30% to 1.40%       1.68%       31.61%     to           31.74%
2002   6,379,611     77.84    to     78.24     499,046,074   1.30% to 1.40%       1.63%      -19.66%     to          -19.58%
2001   7,323,962     96.88    to     97.29     712,431,332   1.30% to 1.40%       2.51%        1.11%     to            1.22%

High-Yield Bond Series (Class 3 Shares)
2004     725,768     61.61    to     62.05      45,026,494   1.30% to 1.40%      13.26%        7.87%     to            7.98%
2003     913,033     57.12    to     57.47      52,459,226   1.30% to 1.40%       8.08%       22.07%     to           22.19%
2002   1,001,634     46.79    to     47.03      47,100,049   1.30% to 1.40%       9.72%       -1.88%     to           -1.78%
2001   1,133,584     47.68    to     47.88      54,272,351   1.30% to 1.40%      10.85%        7.96%     to            8.06%

International Series (Class 3 Shares)
2004   3,184,962     35.27    to     35.52     113,116,567   1.30% to 1.40%       2.40%       16.29%     to           16.41%
2003   3,732,955     30.33    to     30.52     113,895,501   1.30% to 1.40%       0.82%       29.37%     to           29.50%
2002   4,388,586     23.44    to     23.57     103,399,320   1.30% to 1.40%       1.35%      -14.15%     to          -14.07%
2001   5,330,055     27.31    to     27.42     146,144,690   1.30% to 1.40%       1.66%      -14.03%     to          -13.94%

U.S. Government/AAA-Rated Securities Series (Class 3 Shares)
2004   1,391,833     30.72    to     30.94      43,050,579   1.30% to 1.40%      10.29%        1.85%     to            1.95%
2003   1,832,114     30.16    to     30.35      55,586,852   1.30% to 1.40%       4.97%        0.77%     to            0.87%
2002   2,459,385     29.93    to     30.08      73,975,247   1.30% to 1.40%       4.99%        7.22%     to            7.33%
2001   2,070,633     27.91    to     28.03      58,032,493   1.30% to 1.40%       6.04%        5.64%     to            5.75%

Growth and Income Portfolio (Class VC)
2004  13,083,519     11.50    to     11.71     153,058,883   1.52% to 1.97%       1.03%       10.47%     to           10.96%
2003   7,096,599     10.41    to     10.56      74,869,034   1.52% to 1.97%       0.99%       28.48%     to           29.05%
2002   2,431,856      8.10    to      8.18      19,890,469   1.52% to 1.97%       1.50%      -18.41% (8) to            0.34%(9)
2001           -                         -               -               -           -                                    -

Mid-Cap Value Portfolio (Class VC)
2004   7,282,874     12.71    to     12.80      93,178,487   1.52% to 1.77%      0.39%       21.87%      to           22.18%
2003   3,755,083     10.43    to     10.47      39,325,869   1.52% to 1.77%      0.73%       22.58%      to           22.88%
2002   1,722,533      8.51    to      8.52      14,682,783   1.52% to 1.77%      0.85%      -14.91% (8)  to          -14.76%(8)
2001           -                         -               -               -          -                                     -

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying funds in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum value was calculated independently of the product grouping that produced the lowest and hieghest expense ratio.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5) For the period from the effective date of October 15, 2001 to December 31, 2001.

(6) For the period from the effective date of November 5, 2001 to December 31, 2001.

(7)   For the period from the following effective dates to December 31, 2001:

Alliance Growth Portfolio (Highest)                        05/15/01
Capital Appreciation Portfolio (Highest)                   05/30/01
Davis Venture Value Portfolio (Highest)                    05/16/01
Global Bond Portfolio (Lowest)                             01/22/01
Global Equities Portfolio (Lowest)                         01/08/01
Government and Quality Bond Portfolio (Lowest)             01/22/01

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6.    UNIT VALUES (Continued)

(7) For the period from the following effective dates to December 31, 2001 (Continued):

Growth-Income Portfolio (Highest)                                     01/08/01

International Growth and Income Portfolio (Highest)                   01/08/01

MFS Massachusetts Investors Trust Portfolio (Highest)                 05/16/01

MFS Mid-Cap Growth Portfolio (Highest)                                05/31/01

MFS Total Return Portfolio (Lowest)                                   05/14/01

Nations Asset Allocation Portfolio                                    06/15/01

Nations Capital Growth Portfolio                                      03/16/01

Nations High Yield Bond Portfolio (Lowest)                            01/22/01

Nations International Value Portfolio (Lowest)                        01/22/01

Nations Marsico 21st Century Portfolio                                02/20/01

Nations Marsico International Opportunities Portfolio                 06/15/01

Nations MidCap Growth Portfolio                                       06/07/01

Nations Small Company Portfolio                                       06/01/01

Nations Value Portfolio                                               01/08/01

(8) For the period from the effective date of May 1, 2002 to December 31, 2002.

(9) For the period from the effective date of August 1, 2002 to December 31, 2002.

(10) For the period from the effective date of September 30, 2002 to December 31, 2002.

(11) For the period from the effective date of July 28, 2003 to December 31, 2003.

(12) For the period from the effective date of November 11, 2002 to December 31, 2002.

(13) For the period from the effective date of October 1, 2003 to December 31, 2003.

(14) For the period from the effective date of April 7, 2003 to December 31, 2003.

(15) In 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(16) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(17) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:




            The financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, are incorporated herein by reference to Post-Effective Amendment No. 5 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 6 under the Investment Company Act of 1940 (the "1940 Act") to Registration Statement File No. 333-58314 and 811-03859 filed on Form N-4 on April 21, 2004, accession number 0000950148-04-000770.



            The quarterly financial statement for AIG SunAmerica Life Assurance Company (File No. 33-47472) for the period ended September 30, 2004 are incorporated herein by reference to Form 10-Q filed November 12, 2004, accession number 0000950129-04-008864.



            The financial statements of Variable Separate Account at December 31, 2003, and for each of the two years in the period ended December 31, 2003, are incorporated herein by reference to Post-Effective Amendment No. 5 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 6 under the Investment Company Act of 1940 (the "1940 Act") to Registration Statement File No. 333-58314 and 811-03859 filed on Form N-4 on April 21, 2004, accession number 0000950148-04-000770.



            The unaudited financial statements for Variable Separate Account at December 31, 2004, and for the year ended December 31, 2004 are included herein.




(b)     Exhibits
----------------
(1)   Resolutions Establishing Separate Account                                   *
(2)   Custody Agreements                                                          Not Applicable
(3)   (a)   Form of Distribution Contract                                         **
      (b)   Form of Selling Agreement                                             **
(4)   (a)   Variable Annuity Contract                                             ***
      (b)   Endorsement                                                           ****
      (c)   Guaranteed Minimum Withdrawal Benefit Endorsement                     ++++
(5)   (a)   Application for Contract                                              **
      (b)   Participant Enrollment Form                                           **
(6)   Depositor -- Corporate Documents
      (a)   Certificate of Incorporation                                          +++
      (b)   By-Laws                                                               +
(7)   Reinsurance Contract                                                        Not Applicable
(8)   Form of Fund Participation Agreements
      (a)   Anchor Series Trust Form of Fund Participation Agreement              *
      (b)   SunAmerica Series Trust Form of Fund Participation Agreement          *
      (c)   WM Variable Trust Form of Fund Participation Agreement                **
(9)   Opinion and Consent of Counsel                                              **
(10)  Consent of Independent Registered Public Accounting Firm                    Filed Herewith
(11)  Financial Statements Omitted from Item 23                                   Not Applicable
(12)  Initial Capitalization Agreement                                            Not Applicable
(13)  Performance Computations                                                    Not Applicable
(14)  Diagram and Listing of All Persons Directly or Indirectly Controlled By
      or Under Common Control with AIG SunAmerica, the Depositor of Registrant    +++++
(15)  Power of Attorney
      (a)   September 2003                                                        ++++
      (b)   October 2003                                                          ++++



----------
* Incorporated by reference to Initial Form N-4, File Nos. 333-25473 and 811-03859, filed April 18, 1997, Accession No. 0000950148-97-000989.
** Incorporated by reference to Form N-4 Pre-Effective Amendment 1 and Amendment 1, File Nos. 333-58314 and 811-03859, filed July 2, 2001,
       Accession No. 0000912057-01-522334.
*** Incorporated by reference to Form N-4 Pre-Effective Amendment 1 and Amendment 1, File Nos. 333-08859 and 811-07727, filed March 11, 1997,
       Accession No. 0000912057-97-008516.
**** Incorporated by reference to Form N-4 Post-Effective Amendment 2 and Amendment 3, File Nos. 333-08859 and 811-07727, filed July 27, 1998,
       Accession No. 0001047469-98-028410.
+ Incorporated by reference to Form N-4 Post-Effective Amendment 1 and Amendment 2, File Nos. 333-66114 and 811-03859, filed April 29, 2002,
       Accession No. 0000950148-02-001109.
++ Incorporated by reference to Initial Form N-4, File Nos. 333-58314 and 811-03859, filed April 5, 2001, Accession No. 0000912057-01-507105.
+++ Incorporated by reference to Form N-4 Post-Effective Amendment 4 and Amendment 5, File Nos. 333-58314 and 811-03859, filed April 16, 2003,
       Accession No. 0000950148-03-00895.
++++ Incorporated by reference to Form N-4, Post-Effective Amendment 5 and 6, File Nos. 333-58314 and 811-03859, filed on April 21, 2004, Accession No. 0000950148-04-000770.
+++++ Incorporated by reference to Form N-4, Post-Effective Amendment 6 and 7, File Nos. 333-58314 and 811-03859, filed on May 19, 2004, Accession No. 0000950148-04-000942.


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                         POSITION
--------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial
                             Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Stewart R. Polakov*          Senior Vice President and Controller
Christine A. Nixon           Senior Vice President and Secretary
Michael J. Akers**           Senior Vice President
Mallary L. Reznik            Vice President
Edward T. Texeria*           Vice President
Stephen Stone*               Vice President
Virginia N. Puzon            Assistant Secretary


----------

*  21650 Oxnard Street, Woodland Hills, CA 91367
** 2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2004.

Item 27. Number of Contract Owners


As of February 14, 2005 the number of WM Diversified Strategies contracts funded by Variable Separate Account was 5,309 of which 2,241 were qualified contracts and 3,068 were non-qualified contracts.


Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless WM Funds Distributor, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) WM Funds Distributor, Inc., 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company - Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Separate Account American General Life Insurance Company - Separate Account D
      WM Trust I
      WM Trust II
      WM Strategic Asset Management Portfolios, LLC
      WM Variable Trust

(b) The principal business address for the directors and officers below is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, unless otherwise noted:


      Officers/Directors            Position
      ------------------            --------
      Michael L. Amato              Director
      Mike E. Brandeberry           Director
      Melissa R. Martinez           Director
      William G. Papesh             Director, President
      Scott Pelkola                 Director
      Gary J. Pokrzywinski          Director
      Debra C. Ramsey               Director, Senior Vice President
      Scott McIntyre                Senior Vice President
      Jeffrey Place                 Senior Vice President
      Diane P. Novak                Senior Vice President
      Debra C. Ramsey               Senior Vice President
      Alex Ghazanfari               Chief Compliance Officer, First Vice President
      David M. Williams,            Chief Financial Officer, Treasurer, First Vice President
      Sharon L.  Howells            Corporate Secretary, First Vice President
      Russell J. Adams              First Vice President
      John T. West                  First Vice President
      Barbara A. Burgat             Vice President


(c) Not Applicable.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 .

Item 31. Management Services

Not Applicable.

Item 32. Undertakings


Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c). deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Registrant hereby represents that it is relying upon a No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four of the No-Action Letter.

The Registrant and its Depositor are relying on the Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) -- (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement (Post-Effective Amendment No. 7 and 8; File Nos. 333-58314 and 811-03859, and has caused this Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 11th day of March, 2005.


                                   Variable Separate Account
                                   (Registrant)

                                   By: AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

                                   AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                           TITLE                               DATE
------------------------------------------------------------------------------------------

Jay S. Wintrob*                     Chief Executive Officer              March 11, 2005
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)

James R. Belardi*                   Director                             March 11, 2005
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                             March 11, 2005
-----------------------------
Marc H. Gamsin


N. Scott Gillis*                    Senior Vice President, Chief         March 11, 2005
-----------------------------       Financial Officer and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                             March 11, 2005
-----------------------------
Jana Waring Greer

Stewart R. Polakov*                 Senior Vice President and            March 11, 2005
-----------------------------       Controller (Principal Accounting
Stewart R. Polakov                  Officer)

*/s/ Mallary L. Reznik                                                   March 11, 2005
-----------------------------
Mallary L. Reznik,
Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit                 Description
-------                 -----------
(10)                    Consent of Independent Registered Public Accounting Firm